UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2010.

JPMorgan Access Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 18.2%
Consumer Discretionary — 2.0%
	Automobiles — 0.2%
20,260	Bayerische Motoren Werke AG, (Germany)	1,421,124
14,500	Suzuki Motor Corp., (Japan)	305,627
5,313	Winnebago Industries, Inc. (a)	55,361
		1,782,112
	Distributors — 0.0% (g)
46,000	Li & Fung Ltd., (Hong Kong)	257,685
	Diversified Consumer Services — 0.1%
23,565	Apollo Group, Inc., Class A (a)	1,210,063
3,874	Grand Canyon Education, Inc. (a)	84,957
760	Strayer Education, Inc.	132,620
		1,427,640
	Hotels, Restaurants & Leisure — 0.1%
3,899	BJ's Restaurants, Inc. (a)	109,796
2,300	Carnival Corp.	87,883
4,417	Domino's Pizza, Inc. (a)	58,393
21,620	International Game Technology	312,409
700	McDonald's Corp.	52,157
6,423	Texas Roadhouse, Inc. (a)	90,307
		710,945
	Household Durables — 0.0% (g)
3,783	Harman International Industries, Inc. (a)	126,390
2,900	Mohawk Industries, Inc. (a)	154,570
1,500	Stanley Black & Decker, Inc.	91,920
		372,880
	Internet & Catalog Retail — 0.0% (g)
1,368	Blue Nile, Inc. (a)	60,862
	Leisure Equipment & Products — 0.1%
4,800	Hasbro, Inc.	213,648
8,600	Pool Corp.	172,602
6,500	Sankyo Co., Ltd., (Japan)	344,275
		730,525
	Media — 1.0%
11,800	Comcast Corp., Class A	213,344
5,970	Discovery Communications, Inc., Class A (a)	259,994
13,300	Discovery Communications, Inc., Class C (a)	507,927
18,300	DreamWorks Animation SKG, Inc., Class A (a)	583,953
10,729	E.W. Scripps Co., Class A (a)	84,545
44,700	Grupo Televisa S.A., (Mexico), ADR	845,724
38,500	McGraw-Hill Cos., Inc. (The)	1,272,810
29,330	Mediaset S.p.A., (Italy)	208,379
2,268	Morningstar, Inc. (a)	101,062
9,100	National CineMedia, Inc.	162,890
1,700	Omnicom Group, Inc.	67,116
79,790	Reed Elsevier plc, (United Kingdom)	674,703
4,400	Scripps Networks Interactive, Inc., Class A	209,352
5,800	SES S.A. FDR, (Luxembourg)	139,622
78,450	Societe Television Francaise 1, (France)	1,223,419
1,100	Time Warner Cable, Inc.	59,389
65,370	Time Warner, Inc.	2,003,590
51,610	Virgin Media, Inc.	1,188,062
19,830	Walt Disney Co. (The)	656,571
920	Washington Post Co. (The), Class B	367,457
		10,829,909
	Multiline Retail — 0.1%
6,500	Kohl's Corp. (a)	342,420
111,060	Marks & Spencer Group plc, (United Kingdom)	678,381
6,940	Nordstrom, Inc.	258,168
7,400	Target Corp.	395,456
		1,674,425
	Specialty Retail — 0.3%
3,270	Aaron's, Inc.	60,332
2,900	Best Buy Co., Inc.	118,407
6,800	Dick's Sporting Goods, Inc. (a)	190,672
3,288	DSW, Inc., Class A (a)	94,366
10,398	Hennes & Mauritz AB, (Sweden), Class B	377,366
7,600	Home Depot, Inc.	240,768
24,800	Lowe's Cos., Inc.	552,792
3,887	Lumber Liquidators Holdings, Inc. (a)	95,504
62,175	Staples, Inc.	1,300,700
9,550	Tiffany & Co.	448,755
10,300	Urban Outfitters, Inc. (a)	323,832
		3,803,494
	Textiles, Apparel & Luxury Goods — 0.1%
11,840	Adidas AG, (Germany)	732,807
2,295	Cie Financiere Richemont S.A., (Switzerland), Class A	110,731
4,700	Coach, Inc.	201,912
9,552	Liz Claiborne, Inc. (a)	58,076
		1,103,526
	Total Consumer Discretionary	22,754,003
Consumer Staples — 2.5%
	Beverages — 0.6%
9,320	Anheuser-Busch InBev N.V., (Belgium)	548,662
34,260	Coca-Cola Amatil Ltd., (Australia)	397,324
5,030	Coca-Cola Co. (The)	294,356
13,000	Diageo plc, (United Kingdom)	223,737
42,690	Diageo plc, (United Kingdom), ADR	2,946,037
25,110	Heineken N.V., (Netherlands)	1,302,515
11,510	PepsiCo, Inc.	764,724
4,435	Pernod-Ricard S.A., (France)	371,005
		6,848,360
	Food & Staples Retailing — 0.8%
32,750	Carrefour S.A., (France)	1,765,376
13,200	Jeronimo Martins SGPS S.A., (Portugal)	177,031
12,100	Kroger Co. (The)	262,086
56,995	Safeway, Inc.	1,206,014
61,475	Sysco Corp.	1,753,267
277,070	Tesco plc, (United Kingdom)	1,848,225
2,531	United Natural Foods, Inc. (a)	83,877
37,950	Wal-Mart Stores, Inc.	2,031,084
4,800	Whole Foods Market, Inc. (a)	178,128
		9,305,088
	Food Products — 0.8%
17,430	Danone, (France)	1,044,629
51,190	Dean Foods Co. (a)	522,650
11,640	General Mills, Inc.	425,326
4,690	H.J. Heinz Co.	222,165
3,370	Kellogg Co.	170,219
4,700	Kraft Foods, Inc., Class A	145,042
34,248	Nestle S.A., (Switzerland)	1,825,673
49,265	Nestle S.A., (Switzerland), ADR	2,632,228
2,136	TreeHouse Foods, Inc. (a)	98,470
37,245	Unilever N.V., (Netherlands)	1,112,881
42,820	Unilever plc, (United Kingdom), ADR	1,246,062
		9,445,345
	Household Products — 0.2%
3,100	Church & Dwight Co., Inc.	201,314
24,550	Kimberly-Clark Corp.	1,596,977
1,600	Procter & Gamble Co. (The)	95,952
4,400	Reckitt Benckiser Group plc, (United Kingdom)	242,341
		2,136,584
	Personal Products — 0.1%
5,300	Herbalife Ltd., (Cayman Islands)	319,855
4,100	L'Oreal S.A., (France)	461,775
		781,630
	Tobacco — 0.0% (g)
8,918	Imperial Tobacco Group plc, (United Kingdom)	266,030
4,600	Philip Morris International, Inc.	257,692
		523,722
	Total Consumer Staples	29,040,729
Energy — 1.7%
	Energy Equipment & Services — 0.4%
6,200	Cameron International Corp. (a)	266,352
40,970	Cie Generale de Geophysique-Veritas, (France) (a)	898,744
5,100	Halliburton Co.	168,657
11,667	Precision Drilling Corp., (Canada) (a)	79,919
43,535	Schlumberger Ltd.	2,682,191
37,750	Weatherford International Ltd., (Switzerland) (a)	645,525
		4,741,388
	Oil, Gas & Consumable Fuels — 1.3%
4,885	Apache Corp.	477,558
32,400	BG Group plc, (United Kingdom)	570,472
2,450	Bill Barrett Corp. (a)	88,200
45,470	Cameco Corp., (Canada)	1,262,282
2,900	Canadian Natural Resources Ltd., (Canada)	100,312
16,100	Cenovus Energy, Inc., (Canada)	463,018
2,900	Chevron Corp.	235,045
58,000	China Shenhua Energy Co., Ltd., (China), Class H	238,855
15,700	Denbury Resources, Inc. (a)	249,473
16,350	Devon Energy Corp.	1,058,499
22,270	Energy Transfer Equity LP	826,662
25,760	Enterprise Products Partners LP	1,021,899
9,730	Hess Corp.	575,238
19,915	Magellan Midstream Partners LP	1,024,627
3,800	Marathon Oil Corp.	125,780
4,200	Noble Energy, Inc.	315,378
9,325	Occidental Petroleum Corp.	730,148
8,900	Pengrowth Energy Trust, (Canada)	98,091
4,500	Range Resources Corp.	171,585
2,200	Reliance Industries Ltd., (India), GDR (e)	96,671
15,700	Royal Dutch Shell plc, (Netherlands), Class A, ADR	946,710
71,990	Talisman Energy, Inc., (Canada)	1,259,423
4,400	Ultra Petroleum Corp. (a)	184,712
2,900	Whiting Petroleum Corp. (a)	276,979
35,915	Williams Cos., Inc. (The)	686,336
		13,083,953
	Total Energy	17,825,341
Financials — 1.6%
	Capital Markets — 0.4%
92,820	Bank of New York Mellon Corp. (The)	2,425,386
68,610	Charles Schwab Corp. (The)	953,679
1,800	Goldman Sachs Group, Inc. (The)	260,244
12,200	Invesco Ltd.	259,006
5,320	Northern Trust Corp.	256,637
3,736	Raymond James Financial, Inc.	94,633
11,600	SEI Investments Co.	235,944
10,900	TD AMERITRADE Holding Corp. (a)	176,035
		4,661,564
	Commercial Banks — 0.3%
324,000	Bank of China Ltd., (China), Class H	169,261
44,200	Bank of East Asia Ltd., (Hong Kong)	186,781
3,057	Bank of the Ozarks, Inc.	113,384
4,883	BNP Paribas, (France)	348,506
52,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	164,660
21,224	DBS Group Holdings Ltd., (Singapore)	227,063
6,165	East West Bancorp, Inc.	100,366
6,444	Glacier Bancorp, Inc.	94,082
600	HDFC Bank Ltd., (India), ADR	110,622
113,241	HSBC Holdings plc, (United Kingdom)	1,145,543
5,900	ICICI Bank Ltd., (India), ADR	294,115
92,600	Lloyds Banking Group plc, (United Kingdom) (a)	107,431
7,000	Standard Chartered plc, (United Kingdom)	201,002
3,700	Wells Fargo & Co.	92,981
15,181	Westpac Banking Corp., (Australia)	341,541
		3,697,338
	Consumer Finance — 0.1%
37,505	American Express Co.	1,576,335
	Diversified Financial Services — 0.1%
14,620	Deutsche Boerse AG, (Germany)	975,570
	Insurance — 0.7%
7,200	Aflac, Inc.	372,312
8,790	Allianz SE, (Germany)	993,070
6,700	Allstate Corp. (The)	211,385
4,000	AON Corp.	156,440
2,400	Arch Capital Group Ltd., (Bermuda) (a)	201,120
11,300	Assured Guaranty Ltd., (Bermuda)	193,343
26,000	Berkshire Hathaway, Inc., Class B (a)	2,149,680
44,000	China Life Insurance Co., Ltd., (China), Class H	174,255
1,005	Muenchener Rueckversicherungs AG, (Germany)	139,174
41,450	Progressive Corp. (The)	865,062
8,300	RenaissanceRe Holdings Ltd., (Bermuda)	497,668
40,015	Symetra Financial Corp.	418,557
4,800	Torchmark Corp.	255,072
18,740	Transatlantic Holdings, Inc.	952,367
20,260	Willis Group Holdings plc, (United Kingdom)	624,413
		8,203,918
	Real Estate Investment Trusts (REITs) — 0.0% (g)
5,766	BioMed Realty Trust, Inc.	103,327
5,153	Colonial Properties Trust	83,427
4,634	LaSalle Hotel Properties	108,389
7,745	Redwood Trust, Inc.	111,993
3,344	Washington Real Estate Investment Trust	106,105
		513,241
	Real Estate Management & Development — 0.0% (g)
17,000	Sun Hung Kai Properties Ltd., (Hong Kong)	292,487
7,500	Swire Pacific Ltd., (Hong Kong), Class A	103,112
		395,599
	Total Financials	20,023,565
Health Care — 2.8%
	Biotechnology — 0.1%
4,200	Celgene Corp. (a)	241,962
4,100	Cephalon, Inc. (a)	256,004
33,678	CSL Ltd., (Australia)	1,077,373
1,101	United Therapeutics Corp. (a)	61,667
		1,637,006
	Health Care Equipment & Supplies — 1.2%
10,880	Alere, Inc. (a)	336,518
1,560	Analogic Corp.	70,013
6,570	Baxter International, Inc.	313,455
6,260	Becton, Dickinson & Co.	463,866
53,460	Boston Scientific Corp. (a)	327,710
33,200	CareFusion Corp. (a)	824,688
3,500	Cie Generale d'Optique Essilor International S.A., (France)	241,017
9,510	Cochlear Ltd., (Australia)	646,048
50,260	Covidien plc, (Ireland)	2,019,949
56,675	DENTSPLY International, Inc.	1,811,900
28,760	Gen-Probe, Inc. (a)	1,393,710
32,610	Medtronic, Inc.	1,095,044
12,600	Mindray Medical International Ltd., (China), ADR	372,582
24,570	Nobel Biocare Holding AG, (Switzerland)	441,768
2,503	NuVasive, Inc. (a)	87,955
8,100	ResMed, Inc. (a)	265,761
1,457	Sonova Holding AG, (Switzerland)	178,113
2,580	Straumann Holding AG, (Switzerland)	575,896
1,089	Synthes, Inc.	126,046
14,185	Teleflex, Inc.	805,424
		12,397,463
	Health Care Providers & Services — 0.6%
51,100	AmerisourceBergen Corp.	1,566,726
7,500	BML, Inc., (Japan)	188,541
14,200	DaVita, Inc. (a)	980,226
8,200	Express Scripts, Inc. (a)	399,340
12,934	Health Management Associates, Inc., Class A (a)	99,074
43,740	Healthsouth Corp. (a)	839,808
3,000	Laboratory Corp. of America Holdings (a)	235,290
7,000	Lincare Holdings, Inc.	175,630
4,090	Quest Diagnostics, Inc.	206,422
168,220	Sonic Healthcare Ltd., (Australia)	1,788,851
7,400	UnitedHealth Group, Inc.	259,814
		6,739,722
	Health Care Technology — 0.1%
3,387	athenahealth, Inc. (a)	111,839
9,700	Cerner Corp. (a)	814,703
1,690	Quality Systems, Inc.	112,064
		1,038,606
	Life Sciences Tools & Services — 0.2%
23,820	Lonza Group AG, (Switzerland)	2,036,102
1,600	Mettler-Toledo International, Inc., (Switzerland) (a)	199,104
7,130	Thermo Fisher Scientific, Inc. (a)	341,384
		2,576,590
	Pharmaceuticals — 0.6%
6,900	Allergan, Inc.	459,057
1,600	Bayer AG, (Germany)	111,520
18,195	Bayer AG, (Germany), ADR	1,267,646
3,400	Bristol-Myers Squibb Co.	92,174
17,375	Johnson & Johnson	1,076,555
10,000	Merck & Co., Inc.	368,100
3,928	Novartis AG, (Switzerland)	226,088
2,900	Novo Nordisk A/S, (Denmark), Class B	286,978
10,300	Santen Pharmaceutical Co., Ltd., (Japan)	356,597
29,400	Shire plc, (Ireland)	661,863
4,500	Shire plc, (Ireland), ADR	302,760
55,546	Valeant Pharmaceuticals International, Inc., (Canada)	1,391,415
		6,600,753
	Total Health Care	30,990,140
Industrials — 2.7%
	Aerospace & Defense — 0.3%
29,038	BAE Systems plc, (United Kingdom)	156,370
6,060	Boeing Co. (The)	403,232
24,870	DigitalGlobe, Inc. (a)	756,049
19,770	Empresa Brasileira de Aeronautica S.A., (Brazil), ADR	561,270
8,150	Honeywell International, Inc.	358,111
4,300	ITT Corp.	201,369
5,300	Rockwell Collins, Inc.	308,725
1,500	United Technologies Corp.	106,845
		2,851,971
	Air Freight & Logistics — 0.4%
4,400	C.H. Robinson Worldwide, Inc.	307,648
6,670	FedEx Corp.	570,285
3,782	Forward Air Corp.	98,332
51,047	TNT N.V., (Netherlands)	1,373,781
36,070	United Parcel Service, Inc., Class B	2,405,509
		4,755,555
	Airlines — 0.2%
42,900	Ryanair Holdings plc, (Ireland), ADR	1,321,749
29,250	Southwest Airlines Co.	382,298
		1,704,047
	Commercial Services & Supplies — 0.5%
20,630	Avery Dennison Corp.	765,786
57,550	Cintas Corp.	1,585,502
25,420	Copart, Inc. (a)	838,097
17,400	Iron Mountain, Inc.	388,716
35,290	Republic Services, Inc.	1,075,992
1,800	Stericycle, Inc. (a)	125,064
8,590	Waste Management, Inc.	307,007
		5,086,164
	Construction & Engineering — 0.1%
8,122	Bouygues S.A., (France)	349,924
2,143	Chicago Bridge & Iron Co. N.V., (Netherlands) (a)	52,396
13,000	JGC Corp., (Japan)	226,426
12,870	Quanta Services, Inc. (a)	245,560
7,400	URS Corp. (a)	281,052
		1,155,358
	Electrical Equipment — 0.2%
51,900	ABB Ltd., (Switzerland), ADR (a)	1,096,128
5,000	AMETEK, Inc.	238,850
4,400	Emerson Electric Co.	231,704
1,430	Franklin Electric Co., Inc.	47,419
7,940	Nexans S.A., (France)	578,338
		2,192,439
	Industrial Conglomerates — 0.4%
22,350	3M Co.	1,937,968
7,500	General Electric Co.	121,875
11,430	Siemens AG, (Germany)	1,205,727
46,275	Tyco International Ltd., (Switzerland)	1,699,681
		4,965,251
	Machinery — 0.2%
4,311	Colfax Corp. (a)	64,105
3,000	Danaher Corp.	121,830
2,471	ESCO Technologies, Inc.	82,185
2,900	Fanuc Ltd., (Japan)	370,157
6,700	Illinois Tool Works, Inc.	315,034
13,600	Kurita Water Industries Ltd., (Japan)	378,210
7,640	Pall Corp.	318,130
2,600	Parker Hannifin Corp.	182,156
5,800	Sandvik AB, (Sweden)	89,055
2,500	SMC Corp., (Japan)	329,987
4,000	SPX Corp.	253,120
4,046	Terex Corp. (a)	92,734
2,093	Wabtec Corp.	100,024
		2,696,727
	Professional Services — 0.2%
14,410	Adecco S.A., (Switzerland)	753,339
3,086	Advisory Board Co. (The) (a)	136,247
3,573	Corporate Executive Board Co. (The)	112,764
3,300	IHS, Inc., Class A (a)	224,400
8,180	Manpower, Inc.	426,996
6,940	Randstad Holding N.V., (Netherlands) (a)	315,317
		1,969,063
	Road & Rail — 0.1%
3,890	Canadian National Railway Co., (Canada)	249,038
9,300	Kansas City Southern (a)	347,913
7,060	Norfolk Southern Corp.	420,140
1,700	Union Pacific Corp.	139,060
		1,156,151
	Trading Companies & Distributors — 0.1%
7,425	W.W. Grainger, Inc.	884,391
55,350	Wolseley plc, (United Kingdom), ADR (a)	136,715
		1,021,106
	Total Industrials	29,553,832
Information Technology — 3.3%
	Communications Equipment — 0.3%
3,157	Acme Packet, Inc. (a)	119,777
52,930	Cisco Systems, Inc. (a)	1,159,167
2,739	Ixia (a)	33,964
14,930	Juniper Networks, Inc. (a)	453,126
4,384	NETGEAR, Inc. (a)	118,412
26,370	QUALCOMM, Inc.	1,189,813
8,220	Seachange International, Inc. (a)	60,910
		3,135,169
	Computers & Peripherals — 0.1%
1,600	Apple, Inc. (a)	454,000
15,520	EMC Corp. (a)	315,211
3,500	Hewlett-Packard Co.	147,245
3,100	NetApp, Inc. (a)	154,349
5,485	Netezza Corp. (a)	147,821
		1,218,626
	Electronic Equipment, Instruments & Components — 0.4%
32,555	Agilent Technologies, Inc. (a)	1,086,360
9,130	Amphenol Corp., Class A	447,187
2,900	Dolby Laboratories, Inc., Class A (a)	164,749
5,200	FLIR Systems, Inc. (a)	133,640
2,100	Keyence Corp., (Japan)	457,941
5,100	Murata Manufacturing Co., Ltd., (Japan)	269,672
2,600	National Instruments Corp.	84,916
63,400	Tyco Electronics Ltd., (Switzerland)	1,852,549
		4,497,014
	Internet Software & Services — 0.2%
7,400	eBay, Inc. (a)	180,560
2,560	Google, Inc., Class A (a)	1,346,023
6,271	Terremark Worldwide, Inc. (a)	64,842
21,160	VeriSign, Inc. (a)	671,618
		2,263,043
	IT Services — 1.2%
71,320	Accenture plc, (Ireland), Class A	3,030,386
5,900	Alliance Data Systems Corp. (a)	385,034
99,400	Amdocs Ltd., (United Kingdom) (a)	2,848,804
50,610	Automatic Data Processing, Inc.	2,127,138
4,400	Genpact Ltd., (Bermuda) (a)	78,012
5,300	Global Payments, Inc.	227,317
4,500	International Business Machines Corp.	603,630
6,200	Lender Processing Services, Inc.	206,026
720	MasterCard, Inc., Class A	161,280
12,500	NeuStar, Inc., Class A (a)	310,750
23,375	Redecard S.A., (Brazil)	364,993
5,799	RightNow Technologies, Inc. (a)	114,240
3,400	Teradata Corp. (a)	131,104
7,580	Visa, Inc., Class A	562,891
39,380	Western Union Co. (The)	695,845
		11,847,450
	Office Electronics — 0.0% (g)
3,000	Canon, Inc., (Japan)	140,118
	Semiconductors & Semiconductor Equipment — 0.4%
48,800	Advantest Corp., (Japan)	972,047
4,000	Altera Corp.	120,640
9,000	Analog Devices, Inc.	282,420
10,756	ASML Holding N.V., (Netherlands)	319,876
7,500	Broadcom Corp., Class A	265,425
1,800	First Solar, Inc. (a)	265,230
5,900	KLA-Tencor Corp.	207,857
3,300	Lam Research Corp. (a)	138,105
5,900	Linear Technology Corp.	181,307
7,300	Maxim Integrated Products, Inc.	135,123
7,500	Microchip Technology, Inc.	235,875
840	Samsung Electronics Co. Ltd., (South Korea), GDR (e)	205,166
25,900	Sumco Corp., (Japan) (a)	404,764
10,500	Tokyo Electron Ltd., (Japan)	526,879
20,290	Yingli Green Energy Holding Co. Ltd., (China), ADR (a)	280,814
		4,541,528
	Software — 0.7%
19,120	Autodesk, Inc. (a)	611,266
2,232	Blackboard, Inc. (a)	80,441
35,395	CA, Inc.	747,542
141,405	Compuware Corp. (a)	1,206,185
2,049	DemandTec, Inc. (a)	19,281
1,222	FactSet Research Systems, Inc.	99,141
2,900	MICROS Systems, Inc. (a)	122,757
20,280	Microsoft Corp.	496,657
104,300	Misys plc, (United Kingdom) (a)	468,397
12,100	Nintendo Co. Ltd., (Japan), ADR	377,520
3,900	Oracle Corp.	104,715
4,900	Red Hat, Inc. (a)	200,900
4,700	SAP AG, (Germany)	232,456
19,840	SAP AG, (Germany), ADR	978,310
29,600	Square Enix Holdings Co., Ltd., (Japan)	664,908
13,000	Trend Micro, Inc., (Japan)	389,351
8,377	VASCO Data Security International, Inc. (a)	54,451
46,463	Websense, Inc. (a)	824,254
		7,678,532
	Total Information Technology	35,321,480
Materials — 1.0%
	Chemicals — 0.5%
2,840	Air Liquide S.A., (France)	347,348
3,600	Air Products & Chemicals, Inc.	298,152
12,900	Ecolab, Inc.	654,546
11,550	FMC Corp.	790,136
13,690	Johnson Matthey plc, (United Kingdom)	378,998
44,065	Monsanto Co.	2,112,034
15,755	Nalco Holding Co.	397,184
700	Potash Corp of Saskatchewan, Inc., (Canada)	100,343
4,090	Sherwin-Williams Co. (The)	307,323
140	Syngenta AG, (Switzerland)	34,827
		5,420,891
	Construction Materials — 0.1%
65,390	CRH plc, (Ireland)	1,079,112
1,663	Holcim Ltd., (Switzerland)	106,864
1,840	Martin Marietta Materials, Inc.	141,625
2,890	Texas Industries, Inc.	91,093
6,950	Vulcan Materials Co.	256,594
		1,675,288
	Containers & Packaging — 0.2%
44,750	Crown Holdings, Inc. (a)	1,282,535
16,130	Owens-Illinois, Inc. (a)	452,608
		1,735,143
	Metals & Mining — 0.2%
10,300	Allegheny Technologies, Inc.	478,435
2,300	Anglo American plc, (United Kingdom)	91,297
4,900	Barrick Gold Corp., (Canada)	226,451
7,968	BHP Billiton Ltd., (Australia)	303,720
1,700	Inmet Mining Corp., (Canada)	94,707
8,992	Newcrest Mining Ltd., (Australia)	344,142
5,000	Nucor Corp.	191,000
8,800	Rio Tinto plc, (United Kingdom)	515,534
2,031	Royal Gold, Inc.	101,225
		2,346,511
	Paper & Forest Products — 0.0% (g)
7,520	Norbord, Inc., (Canada) (a)	83,320
	Total Materials	11,261,153
Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
5,947	Cbeyond, Inc. (a)	76,300
25,000	Koninklijke KPN N.V., (Netherlands)	387,343
264	Swisscom AG, (Switzerland)	106,595
50,400	Telstra Corp. Ltd., (Australia)	127,838
1,300	TELUS Corp., (Canada)	55,101
4,400	Verizon Communications, Inc.	143,396
		896,573
	Wireless Telecommunication Services — 0.3%
4,200	America Movil S.A.B. de C.V., (Mexico), Series L, , ADR	223,986
14,100	American Tower Corp., Class A (a)	722,766
12,800	SBA Communications Corp., Class A (a)	515,840
54,550	SK Telecom Co. Ltd., (South Korea), ADR	952,988
24,400	Softbank Corp., (Japan)	798,380
		3,213,960
	Total Telecommunication Services	4,110,533
Utilities — 0.2%
	Electric Utilities — 0.0% (g)
5,100	Edison International	175,389
	Gas Utilities — 0.1%
113,000	Hong Kong & China Gas Co., Ltd., (Hong Kong)	285,365
36,205	Questar Corp.	634,673
		920,038
	Multi-Utilities — 0.0% (g)
2,700	GDF Suez, (France)	96,893
28,400	National Grid plc, (United Kingdom)	240,895
5,700	Veolia Environnement, (France)	150,195
		487,983
	Water Utilities — 0.1%
53,195	American Water Works Co., Inc.	1,237,848
	Total Utilities	2,821,258
	Total Common Stocks (Cost $196,975,337)	203,702,034
Preferred Stocks — 0.0% (g)
Consumer Staples — 0.0% (g)
	Household Products — 0.0% (g)
7,830	Henkel AG & Co. KGaA, (Germany)	420,530
Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
3,800	Petroleo Brasileiro S.A., (Brazil), ADR	124,716
	Total Preferred Stocks (Cost $517,052)	545,246
Investment Companies — 75.2%
Alternative Assets — 3.9%
814,727	Arbitrage Fund (The), Class I	10,672,930
684,200	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (a) (b)	11,234,558
1,183,766	JPMorgan Realty Income Fund, Institutional Class Shares (b)	10,488,162
758,883	JPMorgan U.S. Real Estate Fund, Select Class Shares (b)	11,041,744
	Total Alternative Assets	43,437,394
Fixed Income — 45.2%
2,568,253	Eaton Vance Global Macro Absolute Return Fund, Class I	26,555,739
2,206,203	Harbor High-Yield Bond Fund, Institutional Class Shares	24,246,167
221,500	iShares Barclays Aggregate Bond Fund	24,065,975
599,000	iShares iBoxx High Yield Corporate Bond Fund	53,724,310
158,000	iShares iBoxx Investment Grade Corporate Bond Fund	17,868,220
3,854,418	JPMorgan Core Bond Fund, Ultra Shares (b)	44,981,059
7,194,977	JPMorgan Core Plus Bond Fund, Ultra Shares (b)	59,070,763
13,626,358	JPMorgan High Yield Fund, Ultra Shares (b)	109,419,656
2,756,236	JPMorgan Short Duration Bond Fund, Ultra Shares (b)	30,428,850
5,042,441	JPMorgan Strategic Income Opportunities Fund, Select Class Shares (b)	59,097,411
4,541,573	JPMorgan Total Return Fund, Select Class Shares (b)	49,911,889
880,682	Payden High Income Fund	6,340,909
	Total Fixed Income	505,710,948
International Equity — 9.5%
639,737	Dodge & Cox International Stock Fund	21,456,784
104,000	iShares MSCI EAFE Index Fund	5,711,680
1,230,091	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	28,944,039
1,134,774	T. Rowe Price International Funds - New Asia Fund	21,764,963
642,000	Vanguard Emerging Markets ETF	29,146,800
	Total International Equity	107,024,266
Money Market — 5.0%
55,902,982	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l)	55,902,982
U.S. Equity — 11.6%
3,797,280	JPMorgan Growth Advantage Fund, Select Class Shares (a) (b)	29,504,862
418,951	JPMorgan Mid Cap Value Fund, Institutional Class Shares (b)	8,885,943
2,616,429	JPMorgan U.S. Equity Fund, Institutional Class Shares (b)	24,071,144
1,872,698	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	34,794,726
688,000	Vanguard Dividend Appreciation ETF	33,519,360
	Total U.S. Equity	130,776,035
	Total Investment Companies (Cost $805,570,960)	842,851,625
PRINCIPAL AMOUNT($)
Convertible Bonds — 0.0% (g)
Industrials — 0.0% (g)
	Trading Companies & Distributors — 0.0% (g)
255,000	United Rentals North America, Inc., 1.875%, 10/15/23	253,725

Information Technology — 0.0% (g)
	Electronic Equipment, Instruments & Components — 0.0% (g)
120,000	L-1 Identity Solutions, Inc., 3.750%, 05/15/27	120,000

	Total Convertible Bonds (Cost $368,383)	373,725
Corporate Bond — 0.1%
Consumer Discretionary — 0.1%
	Multiline Retail — 0.1%
1,386,000	Dollar General Corp., 10.625%, 07/15/15 (Cost $1,528,065)	1,528,065

Structured Notes — 6.7%
U.S. Equity — 3.6%
10,500,000	Barclays Bank plc, Return Enhanced Notes, Medium Term Notes Series A, Linked to the S&P 500 Index, maximum return of 13.32%, due 11/25/10 (a)	11,122,650
	Credit Suisse AG, Capped Reverse Prepaid Put Warrants, Linked to the S&P 500 Index,
60,500	due 12/22/10 (a)	5,358,485
54,000	due 01/26/11 (a)	4,682,340
10,500,000	Credit Suisse AG, Return Enhanced Notes, Linked to the S&P 500 Index, maximum return of 15.525%, 10/27/10 (a)	10,022,250
103,000	HSBC USA, Inc., Capped Index Prepaid Put Notes, Linked to the S&P 500 Index, due 12/22/10 (a)	9,217,470

	Total U.S. Equity	40,403,195
International Equity — 3.1%
9,000,000	Credit Suisse AG, Index Knock-Out Notes, Linked to the Dow Jones EURO STOXX 50 Index, due 05/18/11	9,009,000
12,800,000	HSBC USA, Inc., Knock-Out Buffer Notes, Linked to the iShares MSCI EAFE Index Fund, due 02/25/11	13,903,360
10,000,000	HSBC USA, Inc., Knock-Out Buffer Notes, Linked to the iShares MSCI Emerging Markets Equity Index Fund, maximum cap of 26.000%, due 12/10/10	11,672,000

	Total International Equity	34,584,360
	Total Structured Notes (Cost $71,286,410)	74,987,555
	Total Investments — 100.2% (Cost $1,076,246,207)	1,123,988,250
	Liabilities in Excess of Other Assets — (0.2)%	(2,128,266)
	NET ASSETS — 100.0%	$1,121,859,984

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
JPY	—	Japanese Yen
USD	—	United States Dollar

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of September 30, 2010

Portfolio Composition By Country*
United States	92.1%
United Kingdom	1.4
Switzerland	1.3
Others (each less than 1.0%)	5.2

* Percentages indicated are based upon total investments as of September 30, 2010. The Fund's composition is subject to change.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,040,607
Aggregate gross unrealized depreciation	(7,298,564)
Net unrealized appreciation/depreciation	$47,742,043
Federal income tax cost of investments	$1,076,246,207

Access Balanced Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by asset class as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$16,279,884	$6,474,119	$–	$22,754,003
Consumer Staples	15,620,369	13,420,360	–	29,040,729
Energy	16,117,270	1,708,071	–	17,825,341
Financials	14,454,109	5,569,456	–	20,023,565
Health Care	22,047,339	8,942,801	–	30,990,140
Industrials	23,427,201	6,126,631	–	29,553,832
Information Technology	30,721,830	4,599,650	–	35,321,480
Materials	8,059,311	3,201,842	–	11,261,153
Telecommunication Services	2,690,377	1,420,156	–	4,110,533
Utilities	2,047,910	773,348	–	2,821,258
Total Common Stocks	151,465,600	52,236,434	–	203,702,034
Preferred Stocks
Consumer Staples	–	420,530	–	420,530
Energy	124,716	–	–	124,716
Total Preferred Stocks	124,716	420,530	–	545,246
Debt Securities
Convertible Bonds
Industrials	–	253,725	–	253,725
Information Technology	–	120,000	–	120,000
Corporate Bonds
Consumer Discretionary	–	1,528,065	–	1,528,065
Total Debt Securities	–	1,901,790	–	1,901,790
Investment Companies	842,851,625	–	–	842,851,625
Structured Notes	–	74,987,555	–	74,987,555
Total Investments in Securities	$994,441,941	$129,546,309	$–	$1,123,988,250

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
JPMorgan Access Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 19.8%
Consumer Discretionary — 2.3%
	Automobiles — 0.2%
13,010	Bayerische Motoren Werke AG, (Germany)	912,577
8,700	Suzuki Motor Corp., (Japan)	183,376
4,250	Winnebago Industries, Inc. (a)	44,285
		1,140,238
	Distributors — 0.0% (g)
28,000	Li & Fung Ltd., (Hong Kong)	156,851
	Diversified Consumer Services — 0.1%
14,380	Apollo Group, Inc., Class A (a)	738,413
3,099	Grand Canyon Education, Inc. (a)	67,961
510	Strayer Education, Inc.	88,995
		895,369
	Hotels, Restaurants & Leisure — 0.1%
3,119	BJ's Restaurants, Inc. (a)	87,831
1,400	Carnival Corp.	53,494
3,534	Domino's Pizza, Inc. (a)	46,719
22,270	International Game Technology	321,802
400	McDonald's Corp.	29,804
5,139	Texas Roadhouse, Inc. (a)	72,254
		611,904
	Household Durables — 0.0% (g)
3,026	Harman International Industries, Inc. (a)	101,099
2,000	Mohawk Industries, Inc. (a)	106,600
900	Stanley Black & Decker, Inc.	55,152
		262,851
	Internet & Catalog Retail — 0.0% (g)
1,095	Blue Nile, Inc. (a)	48,717
	Leisure Equipment & Products — 0.1%
3,300	Hasbro, Inc.	146,883
5,800	Pool Corp.	116,406
3,800	Sankyo Co., Ltd., (Japan)	201,268
		464,557
	Media — 1.1%
7,100	Comcast Corp., Class A	128,368
9,340	Discovery Communications, Inc., Class A (a)	406,757
9,000	Discovery Communications, Inc., Class C (a)	343,710
11,000	DreamWorks Animation SKG, Inc., Class A (a)	351,010
8,583	E.W. Scripps Co., Class A (a)	67,634
28,040	Grupo Televisa S.A., (Mexico), ADR	530,517
22,025	McGraw-Hill Cos., Inc. (The)	728,147
19,940	Mediaset S.p.A., (Italy)	141,666
1,815	Morningstar, Inc. (a)	80,876
6,100	National CineMedia, Inc.	109,190
1,000	Omnicom Group, Inc.	39,480
50,930	Reed Elsevier plc, (United Kingdom)	430,663
2,700	Scripps Networks Interactive, Inc., Class A	128,466
3,500	SES S.A. FDR, (Luxembourg)	84,255
51,280	Societe Television Francaise 1, (France)	799,706
700	Time Warner Cable, Inc.	37,793
46,880	Time Warner, Inc.	1,436,873
33,980	Virgin Media, Inc.	782,220
19,000	Walt Disney Co. (The)	629,090
1,290	Washington Post Co. (The), Class B	515,239
		7,771,660
	Multiline Retail — 0.2%
9,080	Kohl's Corp. (a)	478,334
71,380	Marks & Spencer Group plc, (United Kingdom)	436,006
4,580	Nordstrom, Inc.	170,376
4,400	Target Corp.	235,136
		1,319,852
	Specialty Retail — 0.4%
2,616	Aaron's, Inc.	48,265
1,700	Best Buy Co., Inc.	69,411
9,490	Dick's Sporting Goods, Inc. (a)	266,100
2,631	DSW, Inc., Class A (a)	75,510
6,199	Hennes & Mauritz AB, (Sweden), Class B	224,975
10,610	Home Depot, Inc.	336,125
14,900	Lowe's Cos., Inc.	332,121
3,109	Lumber Liquidators Holdings, Inc. (a)	76,388
35,600	Staples, Inc.	744,751
6,050	Tiffany & Co.	284,290
6,200	Urban Outfitters, Inc. (a)	194,928
		2,652,864
	Textiles, Apparel & Luxury Goods — 0.1%
7,370	Adidas AG, (Germany)	456,148
1,377	Cie Financiere Richemont S.A., (Switzerland), Class A	66,439
3,100	Coach, Inc.	133,176
7,641	Liz Claiborne, Inc. (a)	46,457
		702,220
	Total Consumer Discretionary	16,027,083
Consumer Staples — 2.6%
	Beverages — 0.6%
5,960	Anheuser-Busch InBev N.V., (Belgium)	350,861
20,555	Coca-Cola Amatil Ltd., (Australia)	238,383
7,260	Coca-Cola Co. (The)	424,855
7,800	Diageo plc, (United Kingdom)	134,242
24,705	Diageo plc, (United Kingdom), ADR	1,704,892
15,090	Heineken N.V., (Netherlands)	782,754
10,510	PepsiCo, Inc.	698,284
2,651	Pernod-Ricard S.A., (France)	221,767
		4,556,038
	Food & Staples Retailing — 0.8%
20,320	Carrefour S.A., (France)	1,095,341
7,900	Jeronimo Martins SGPS S.A., (Portugal)	105,951
17,160	Kroger Co. (The)	371,686
43,065	Safeway, Inc.	911,255
34,950	Sysco Corp.	996,774
171,590	Tesco plc, (United Kingdom)	1,144,609
2,025	United Natural Foods, Inc. (a)	67,109
21,600	Wal-Mart Stores, Inc.	1,156,032
3,300	Whole Foods Market, Inc. (a)	122,463
		5,971,220
	Food Products — 0.9%
10,980	Danone, (France)	658,062
30,610	Dean Foods Co. (a)	312,528
10,880	General Mills, Inc.	397,555
6,660	H.J. Heinz Co.	315,484
4,800	Kellogg Co.	242,448
2,800	Kraft Foods, Inc., Class A	86,408
20,532	Nestle S.A., (Switzerland)	1,094,508
28,265	Nestle S.A., (Switzerland), ADR	1,510,200
1,709	TreeHouse Foods, Inc. (a)	78,785
22,265	Unilever N.V., (Netherlands)	665,278
27,340	Unilever plc, (United Kingdom), ADR	795,594
		6,156,850
	Household Products — 0.2%
2,100	Church & Dwight Co., Inc.	136,374
13,925	Kimberly-Clark Corp.	905,822
1,000	Procter & Gamble Co. (The)	59,970
2,600	Reckitt Benckiser Group plc, (United Kingdom)	143,201
		1,245,367
	Personal Products — 0.1%
3,600	Herbalife Ltd., (Cayman Islands)	217,260
2,500	L'Oreal S.A., (France)	281,570
		498,830
	Tobacco — 0.0% (g)
5,351	Imperial Tobacco Group plc, (United Kingdom)	159,624
2,700	Philip Morris International, Inc.	151,254
		310,878
	Total Consumer Staples	18,739,183
Energy — 1.7%
	Energy Equipment & Services — 0.5%
4,200	Cameron International Corp. (a)	180,432
28,220	Cie Generale de Geophysique-Veritas, (France) (a)	619,052
3,100	Halliburton Co.	102,517
9,333	Precision Drilling Corp., (Canada) (a)	63,931
26,235	Schlumberger Ltd.	1,616,338
44,960	Weatherford International Ltd., (Switzerland) (a)	768,816
		3,351,086
	Oil, Gas & Consumable Fuels — 1.2%
2,920	Apache Corp.	285,459
19,400	BG Group plc, (United Kingdom)	341,579
1,960	Bill Barrett Corp. (a)	70,560
28,240	Cameco Corp., (Canada)	783,935
1,700	Canadian Natural Resources Ltd., (Canada)	58,804
9,600	Cenovus Energy, Inc., (Canada)	276,085
1,700	Chevron Corp.	137,785
35,000	China Shenhua Energy Co., Ltd., (China), Class H	144,137
10,600	Denbury Resources, Inc. (a)	168,434
9,350	Devon Energy Corp.	605,319
13,300	Energy Transfer Equity LP	493,696
15,385	Enterprise Products Partners LP	610,323
13,780	Hess Corp.	814,674
11,905	Magellan Midstream Partners LP	612,512
2,300	Marathon Oil Corp.	76,130
2,500	Noble Energy, Inc.	187,725
5,575	Occidental Petroleum Corp.	436,523
5,300	Pengrowth Energy Trust, (Canada)	58,414
3,100	Range Resources Corp.	118,203
1,300	Reliance Industries Ltd., (India), GDR (e)	57,124
9,200	Royal Dutch Shell plc, (Netherlands), Class A, ADR	554,760
46,180	Talisman Energy, Inc., (Canada)	807,892
2,900	Ultra Petroleum Corp. (a)	121,742
2,000	Whiting Petroleum Corp. (a)	191,020
21,465	Williams Cos., Inc. (The)	410,196
		8,423,031
	Total Energy	11,774,117
Financials — 2.0%
	Capital Markets — 0.5%
69,410	Bank of New York Mellon Corp. (The)	1,813,683
73,180	Charles Schwab Corp. (The)	1,017,202
1,100	Goldman Sachs Group, Inc. (The)	159,038
8,300	Invesco Ltd.	176,209
7,540	Northern Trust Corp.	363,730
2,989	Raymond James Financial, Inc.	75,711
7,800	SEI Investments Co.	158,652
7,400	TD AMERITRADE Holding Corp. (a)	119,510
		3,883,735
	Commercial Banks — 0.3%
194,000	Bank of China Ltd., (China), Class H	101,347
26,600	Bank of East Asia Ltd., (Hong Kong)	112,407
2,445	Bank of the Ozarks, Inc.	90,685
2,903	BNP Paribas, (France)	207,191
31,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	98,163
13,139	DBS Group Holdings Ltd., (Singapore)	140,563
4,932	East West Bancorp, Inc.	80,293
5,155	Glacier Bancorp, Inc.	75,263
400	HDFC Bank Ltd., (India), ADR	73,748
69,947	HSBC Holdings plc, (United Kingdom)	707,581
3,500	ICICI Bank Ltd., (India), ADR	174,475
55,600	Lloyds Banking Group plc, (United Kingdom) (a)	64,505
4,200	Standard Chartered plc, (United Kingdom)	120,601
2,200	Wells Fargo & Co.	55,286
9,109	Westpac Banking Corp., (Australia)	204,934
		2,307,042
	Consumer Finance — 0.2%
28,810	American Express Co.	1,210,884
	Diversified Financial Services — 0.1%
9,350	Deutsche Boerse AG, (Germany)	623,911
	Insurance — 0.8%
4,800	Aflac, Inc.	248,208
5,690	Allianz SE, (Germany)	642,841
4,000	Allstate Corp. (The)	126,200
2,400	AON Corp.	93,864
1,600	Arch Capital Group Ltd., (Bermuda) (a)	134,080
7,600	Assured Guaranty Ltd., (Bermuda)	130,036
14,825	Berkshire Hathaway, Inc., Class B (a)	1,225,731
26,000	China Life Insurance Co., Ltd., (China), Class H	102,969
598	Muenchener Rueckversicherungs AG, (Germany)	82,812
44,610	Progressive Corp. (The)	931,011
5,600	RenaissanceRe Holdings Ltd., (Bermuda)	335,776
23,920	Symetra Financial Corp.	250,203
3,200	Torchmark Corp.	170,048
11,200	Transatlantic Holdings, Inc.	569,184
12,220	Willis Group Holdings plc, (United Kingdom)	376,620
		5,419,583
	Real Estate Investment Trusts (REITs) — 0.1%
4,613	BioMed Realty Trust, Inc.	82,665
4,123	Colonial Properties Trust	66,751
3,690	LaSalle Hotel Properties	86,309
6,196	Redwood Trust, Inc.	89,594
2,675	Washington Real Estate Investment Trust	84,878
		410,197
	Real Estate Management & Development — 0.0% (g)
10,000	Sun Hung Kai Properties Ltd., (Hong Kong)	172,051
4,500	Swire Pacific Ltd., (Hong Kong), Class A	61,867
		233,918
	Total Financials	14,089,270
Health Care — 3.1%
	Biotechnology — 0.1%
2,500	Celgene Corp. (a)	144,025
2,700	Cephalon, Inc. (a)	168,588
21,349	CSL Ltd., (Australia)	682,963
881	United Therapeutics Corp. (a)	49,345
		1,044,921
	Health Care Equipment & Supplies — 1.4%
15,180	Alere, Inc. (a)	469,517
1,248	Analogic Corp.	56,010
9,170	Baxter International, Inc.	437,501
8,750	Becton, Dickinson & Co.	648,375
74,730	Boston Scientific Corp. (a)	458,095
18,825	CareFusion Corp. (a)	467,613
2,100	Cie Generale d'Optique Essilor International S.A., (France)	144,610
5,930	Cochlear Ltd., (Australia)	402,846
29,465	Covidien plc, (Ireland)	1,184,198
32,450	DENTSPLY International, Inc.	1,037,427
24,955	Gen-Probe, Inc. (a)	1,209,320
19,665	Medtronic, Inc.	660,351
8,250	Mindray Medical International Ltd., (China), ADR	243,953
15,150	Nobel Biocare Holding AG, (Switzerland)	272,396
2,002	NuVasive, Inc. (a)	70,350
5,500	ResMed, Inc. (a)	180,455
874	Sonova Holding AG, (Switzerland)	106,844
1,650	Straumann Holding AG, (Switzerland)	368,306
653	Synthes, Inc.	75,581
8,823	Teleflex, Inc.	500,970
		8,994,718
	Health Care Providers & Services — 0.6%
29,250	AmerisourceBergen Corp.	896,805
5,300	BML, Inc., (Japan)	133,235
9,600	DaVita, Inc. (a)	662,688
5,500	Express Scripts, Inc. (a)	267,850
10,347	Health Management Associates, Inc., Class A (a)	79,258
26,130	Healthsouth Corp. (a)	501,696
2,100	Laboratory Corp. of America Holdings (a)	164,703
4,800	Lincare Holdings, Inc.	120,432
5,710	Quest Diagnostics, Inc.	288,184
105,000	Sonic Healthcare Ltd., (Australia)	1,116,570
4,400	UnitedHealth Group, Inc.	154,484
		4,385,905
	Health Care Technology — 0.1%
2,710	athenahealth, Inc. (a)	89,484
9,430	Cerner Corp. (a)	792,026
1,352	Quality Systems, Inc.	89,651
		971,161
	Life Sciences Tools & Services — 0.3%
14,480	Lonza Group AG, (Switzerland)	1,237,730
1,100	Mettler-Toledo International, Inc., (Switzerland) (a)	136,884
10,120	Thermo Fisher Scientific, Inc. (a)	484,546
		1,859,160
	Pharmaceuticals — 0.6%
4,100	Allergan, Inc.	272,773
1,000	Bayer AG, (Germany)	69,700
10,875	Bayer AG, (Germany), ADR	757,661
2,000	Bristol-Myers Squibb Co.	54,220
10,385	Johnson & Johnson	643,455
6,100	Merck & Co., Inc.	224,541
2,357	Novartis AG, (Switzerland)	135,664
1,800	Novo Nordisk A/S, (Denmark), Class B	178,124
8,700	Santen Pharmaceutical Co., Ltd., (Japan)	301,204
17,600	Shire plc, (Ireland)	396,217
3,000	Shire plc, (Ireland), ADR	201,840
33,196	Valeant Pharmaceuticals International, Inc., (Canada)	831,561
		4,066,960
	Total Health Care	21,322,825
Industrials — 2.9%
	Aerospace & Defense — 0.3%
17,423	BAE Systems plc, (United Kingdom)	93,823
7,150	Boeing Co. (The)	475,760
14,860	DigitalGlobe, Inc. (a)	451,744
12,640	Empresa Brasileira de Aeronautica S.A., (Brazil), ADR	358,850
4,870	Honeywell International, Inc.	213,988
2,900	ITT Corp.	135,807
3,600	Rockwell Collins, Inc.	209,700
900	United Technologies Corp.	64,107
		2,003,779
	Air Freight & Logistics — 0.5%
2,900	C.H. Robinson Worldwide, Inc.	202,768
7,070	FedEx Corp.	604,485
3,025	Forward Air Corp.	78,650
32,625	TNT N.V., (Netherlands)	878,007
26,105	United Parcel Service, Inc., Class B	1,740,942
		3,504,852
	Airlines — 0.2%
29,650	Ryanair Holdings plc, (Ireland), ADR	913,516
40,850	Southwest Airlines Co.	533,910
		1,447,426
	Commercial Services & Supplies — 0.5%
12,330	Avery Dennison Corp.	457,690
32,700	Cintas Corp.	900,884
15,645	Copart, Inc. (a)	515,816
10,300	Iron Mountain, Inc.	230,102
21,095	Republic Services, Inc.	643,187
1,200	Stericycle, Inc. (a)	83,376
12,200	Waste Management, Inc.	436,028
		3,267,083
	Construction & Engineering — 0.1%
4,873	Bouygues S.A., (France)	209,946
1,714	Chicago Bridge & Iron Co. N.V., (Netherlands) (a)	41,907
8,000	JGC Corp., (Japan)	139,339
17,980	Quanta Services, Inc. (a)	343,058
5,000	URS Corp. (a)	189,900
		924,150
	Electrical Equipment — 0.2%
33,210	ABB Ltd., (Switzerland), ADR (a)	701,395
3,400	AMETEK, Inc.	162,418
2,600	Emerson Electric Co.	136,916
1,145	Franklin Electric Co., Inc.	37,968
5,080	Nexans S.A., (France)	370,020
		1,408,717
	Industrial Conglomerates — 0.4%
12,800	3M Co.	1,109,888
4,600	General Electric Co.	74,750
7,170	Siemens AG, (Germany)	756,348
26,275	Tyco International Ltd., (Switzerland)	965,081
		2,906,067
	Machinery — 0.3%
3,449	Colfax Corp. (a)	51,287
1,800	Danaher Corp.	73,098
1,977	ESCO Technologies, Inc.	65,755
1,700	Fanuc Ltd., (Japan)	216,989
4,000	Illinois Tool Works, Inc.	188,080
8,200	Kurita Water Industries Ltd., (Japan)	228,038
10,850	Pall Corp.	451,795
1,700	Parker Hannifin Corp.	119,102
3,400	Sandvik AB, (Sweden)	52,204
1,500	SMC Corp., (Japan)	197,992
2,700	SPX Corp.	170,856
3,236	Terex Corp. (a)	74,169
1,675	Wabtec Corp.	80,048
		1,969,413
	Professional Services — 0.2%
9,220	Adecco S.A., (Switzerland)	482,012
2,469	Advisory Board Co. (The) (a)	109,006
2,859	Corporate Executive Board Co. (The)	90,230
2,200	IHS, Inc., Class A (a)	149,600
11,440	Manpower, Inc.	597,168
		1,428,016
	Road & Rail — 0.1%
2,480	Canadian National Railway Co., (Canada)	158,770
6,300	Kansas City Southern (a)	235,683
7,760	Norfolk Southern Corp.	461,797
1,000	Union Pacific Corp.	81,800
		938,050
	Trading Companies & Distributors — 0.1%
4,250	W.W. Grainger, Inc.	506,218
31,500	Wolseley plc, (United Kingdom), ADR (a)	77,805
		584,023
	Total Industrials	20,381,576
Information Technology — 3.5%
	Communications Equipment — 0.4%
2,526	Acme Packet, Inc. (a)	95,836
54,210	Cisco Systems, Inc. (a)	1,187,199
2,191	Ixia (a)	27,168
14,210	Juniper Networks, Inc. (a)	431,274
3,507	NETGEAR, Inc. (a)	94,724
22,390	QUALCOMM, Inc.	1,010,237
6,576	Seachange International, Inc. (a)	48,728
		2,895,166
	Computers & Peripherals — 0.1%
1,000	Apple, Inc. (a)	283,750
21,690	EMC Corp. (a)	440,524
2,100	Hewlett-Packard Co.	88,347
2,200	NetApp, Inc. (a)	109,538
4,388	Netezza Corp. (a)	118,257
		1,040,416
	Electronic Equipment, Instruments & Components — 0.4%
19,460	Agilent Technologies, Inc. (a)	649,380
9,390	Amphenol Corp., Class A	459,922
2,000	Dolby Laboratories, Inc., Class A (a)	113,620
3,500	FLIR Systems, Inc. (a)	89,950
1,300	Keyence Corp., (Japan)	283,487
3,100	Murata Manufacturing Co., Ltd., (Japan)	163,918
1,600	National Instruments Corp.	52,256
36,200	Tyco Electronics Ltd., (Switzerland)	1,057,765
		2,870,298
	Internet Software & Services — 0.3%
4,400	eBay, Inc. (a)	107,360
2,780	Google, Inc., Class A (a)	1,461,696
5,017	Terremark Worldwide, Inc. (a)	51,876
12,650	VeriSign, Inc. (a)	401,511
		2,022,443
	IT Services — 1.1%
42,470	Accenture plc, (Ireland), Class A	1,804,551
4,000	Alliance Data Systems Corp. (a)	261,040
62,930	Amdocs Ltd., (United Kingdom) (a)	1,803,574
35,565	Automatic Data Processing, Inc.	1,494,797
2,600	Genpact Ltd., (Bermuda) (a)	46,098
3,600	Global Payments, Inc.	154,404
2,700	International Business Machines Corp.	362,178
4,200	Lender Processing Services, Inc.	139,566
390	MasterCard, Inc., Class A	87,360
8,400	NeuStar, Inc., Class A (a)	208,824
13,975	Redecard S.A., (Brazil)	218,215
4,639	RightNow Technologies, Inc. (a)	91,388
2,300	Teradata Corp. (a)	88,688
6,210	Visa, Inc., Class A	461,155
46,430	Western Union Co. (The)	820,418
		8,042,256
	Office Electronics — 0.0% (g)
1,800	Canon, Inc., (Japan)	84,071
	Semiconductors & Semiconductor Equipment — 0.4%
32,300	Advantest Corp., (Japan)	643,385
2,700	Altera Corp.	81,432
6,100	Analog Devices, Inc.	191,418
7,173	ASML Holding N.V., (Netherlands)	213,313
4,800	Broadcom Corp., Class A	169,872
1,100	First Solar, Inc. (a)	162,085
3,600	KLA-Tencor Corp.	126,828
2,200	Lam Research Corp. (a)	92,070
4,000	Linear Technology Corp.	122,920
4,300	Maxim Integrated Products, Inc.	79,593
4,600	Microchip Technology, Inc.	144,670
500	Samsung Electronics Co. Ltd., (South Korea), GDR (e)	122,122
16,600	Sumco Corp., (Japan) (a)	259,424
9,000	Tokyo Electron Ltd., (Japan)	451,610
12,970	Yingli Green Energy Holding Co. Ltd., (China), ADR (a)	179,505
		3,040,247
	Software — 0.8%
27,160	Autodesk, Inc. (a)	868,305
1,785	Blackboard, Inc. (a)	64,331
21,155	CA, Inc.	446,794
84,560	Compuware Corp. (a)	721,297
1,639	DemandTec, Inc. (a)	15,423
977	FactSet Research Systems, Inc.	79,264
1,900	MICROS Systems, Inc. (a)	80,427
20,620	Microsoft Corp.	504,984
66,710	Misys plc, (United Kingdom) (a)	299,586
7,300	Nintendo Co. Ltd., (Japan), ADR	227,760
2,300	Oracle Corp.	61,755
3,300	Red Hat, Inc. (a)	135,300
2,800	SAP AG, (Germany)	138,484
12,310	SAP AG, (Germany), ADR	607,006
19,000	Square Enix Holdings Co., Ltd., (Japan)	426,799
7,800	Trend Micro, Inc., (Japan)	233,611
6,702	VASCO Data Security International, Inc. (a)	43,563
28,734	Websense, Inc. (a)	509,741
		5,464,430
	Total Information Technology	25,459,327
Materials — 1.1%
	Chemicals — 0.5%
1,704	Air Liquide S.A., (France)	208,409
2,200	Air Products & Chemicals, Inc.	182,204
8,400	Ecolab, Inc.	426,216
6,900	FMC Corp.	472,029
8,710	Johnson Matthey plc, (United Kingdom)	241,130
33,050	Monsanto Co.	1,584,087
9,415	Nalco Holding Co.	237,352
400	Potash Corp of Saskatchewan, Inc., (Canada)	57,339
5,800	Sherwin-Williams Co. (The)	435,812
84	Syngenta AG, (Switzerland)	20,896
		3,865,474
	Construction Materials — 0.2%
41,760	CRH plc, (Ireland)	689,154
998	Holcim Ltd., (Switzerland)	64,131
2,570	Martin Marietta Materials, Inc.	197,813
2,312	Texas Industries, Inc.	72,874
7,350	Vulcan Materials Co.	271,362
		1,295,334
	Containers & Packaging — 0.2%
26,750	Crown Holdings, Inc. (a)	766,655
17,070	Owens-Illinois, Inc. (a)	478,984
		1,245,639
	Metals & Mining — 0.2%
6,200	Allegheny Technologies, Inc.	287,990
1,400	Anglo American plc, (United Kingdom)	55,572
2,900	Barrick Gold Corp., (Canada)	134,022
4,781	BHP Billiton Ltd., (Australia)	182,240
1,000	Inmet Mining Corp., (Canada)	55,710
5,395	Newcrest Mining Ltd., (Australia)	206,478
3,000	Nucor Corp.	114,600
5,300	Rio Tinto plc, (United Kingdom)	310,491
1,625	Royal Gold, Inc.	80,990
		1,428,093
	Paper & Forest Products — 0.0% (g)
6,370	Norbord, Inc., (Canada) (a)	70,578
	Total Materials	7,905,118
Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
4,757	Cbeyond, Inc. (a)	61,032
15,000	Koninklijke KPN N.V., (Netherlands)	232,407
158	Swisscom AG, (Switzerland)	63,795
30,250	Telstra Corp. Ltd., (Australia)	76,728
800	TELUS Corp., (Canada)	33,908
2,600	Verizon Communications, Inc.	84,734
		552,604
	Wireless Telecommunication Services — 0.3%
2,500	America Movil S.A.B. de C.V., (Mexico), Series L, , ADR	133,325
9,100	American Tower Corp., Class A (a)	466,466
8,600	SBA Communications Corp., Class A (a)	346,580
34,190	SK Telecom Co. Ltd., (South Korea), ADR	597,299
14,600	Softbank Corp., (Japan)	477,719
		2,021,389
	Total Telecommunication Services	2,573,993
Utilities — 0.2%
	Electric Utilities — 0.0% (g)
3,100	Edison International	106,609
	Gas Utilities — 0.1%
68,000	Hong Kong & China Gas Co., Ltd., (Hong Kong)	171,724
21,635	Questar Corp.	379,261
		550,985
	Multi-Utilities — 0.0% (g)
1,600	GDF Suez, (France)	57,418
17,100	National Grid plc, (United Kingdom)	145,046
3,400	Veolia Environnement, (France)	89,590
		292,054
	Water Utilities — 0.1%
32,015	American Water Works Co., Inc.	744,989
	Total Utilities	1,694,637
	Total Common Stocks (Cost $135,822,568)	139,967,129
Preferred Stocks — 0.1%
Consumer Staples — 0.1%
	Household Products — 0.1%
6,330	Henkel AG & Co. KGaA, (Germany)	339,969
Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
2,200	Petroleo Brasileiro S.A., (Brazil), ADR	72,204
	Total Preferred Stocks (Cost $392,555)	412,173
Investment Companies — 72.5%
Alternative Assets — 4.9%
476,684	Arbitrage Fund (The), Class I	6,244,565
926,282	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (a) (b)	15,209,553
854,010	JPMorgan U.S. Real Estate Fund, Select Class Shares (b)	12,425,840
	Total Alternative Assets	33,879,958
Fixed Income — 27.9%
1,496,345	Eaton Vance Global Macro Absolute Return Fund, Class I	15,472,208
1,597,473	Harbor High-Yield Bond Fund, Institutional Class Shares	17,556,233
219,500	iShares iBoxx High Yield Corporate Bond Fund	19,686,955
1,511,970	JPMorgan Core Bond Fund, Ultra Shares (b)	17,644,693
3,266,724	JPMorgan Core Plus Bond Fund, Ultra Shares (b)	26,819,805
5,532,253	JPMorgan High Yield Fund, Ultra Shares (b)	44,423,992
1,715,676	JPMorgan Short Duration Bond Fund, Ultra Shares (b)	18,941,058
2,535,258	JPMorgan Strategic Income Opportunities Fund, Select Class Shares (b)	29,713,222
682,831	JPMorgan Total Return Fund, Select Class Shares (b)	7,504,314
	Total Fixed Income	197,762,480
International Equity — 15.4%
416,958	Dodge & Cox International Stock Fund	13,984,772
61,000	iShares MSCI EAFE Index Fund	3,350,120
241,259	JPMorgan Asia Equity Fund, Institutional Class Shares (a) (b)	8,615,359
1,202,619	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	28,297,621
1,072,523	JPMorgan International Value Fund, Institutional Class Shares (b)	13,932,078
803,000	T. Rowe Price International Funds - New Asia Fund	15,401,532
543,000	Vanguard Emerging Markets ETF	24,652,200
	Total International Equity	108,233,682
Money Market — 5.0%
36,019,835	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l)	36,019,835
U.S. Equity — 19.3%
3,010,304	JPMorgan Equity Income Fund, Select Class Shares (b)	24,413,566
3,570,901	JPMorgan Growth Advantage Fund, Select Class Shares (a) (b)	27,745,899
342,560	JPMorgan Mid Cap Value Fund, Institutional Class Shares (b)	7,265,687
687,711	JPMorgan Realty Income Fund, Institutional Class Shares (b)	6,093,123
2,388,827	JPMorgan U.S. Equity Fund, Institutional Class Shares (b)	21,977,210
U.S. Equity— (continued)
1,074,773	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	19,969,274
161,000	SPDR S&P 500 ETF Trust	18,373,320
212,000	Vanguard Dividend Appreciation ETF	10,328,640
	Total U.S. Equity	136,166,719
	Total Investment Companies (Cost $485,805,096)	512,062,674
PRINCIPAL AMOUNT($)
Convertible Bonds — 0.0% (g)
Industrials — 0.0% (g)
	Trading Companies & Distributors — 0.0% (g)
145,000	United Rentals North America, Inc., 1.875%, 10/15/23	144,275

Information Technology — 0.0% (g)
	Electronic Equipment, Instruments & Components — 0.0% (g)
75,000	L-1 Identity Solutions, Inc., 3.750%, 05/15/27	75,000

	Total Convertible Bonds (Cost $215,972)	219,275
Corporate Bond — 0.1%
Consumer Discretionary — 0.1%
	Multiline Retail — 0.1%
825,000	Dollar General Corp., 10.625%, 07/15/15 (Cost $909,563)	909,563

Structured Notes — 7.6%
U.S. Equity — 3.7%
6,300,000	Barclays Bank plc, Return Enhanced Notes, Medium Term Notes Series A, Linked to the S&P 500 Index, maximum return of 13.32%, due 11/25/10 (a)	6,673,590
49,500	Credit Suisse AG, Capped Reverse Prepaid Put Warrants, Linked to the S&P 500 Index, due 12/22/10 (a)	4,384,215
9,000,000	Credit Suisse AG, Return Enhanced Notes, Linked to the S&P 500 Index, maximum return of 15.525%, due 10/27/10 (a)	8,590,500
80,000	HSBC USA, Inc., Capped Index Prepaid Put Notes, Linked to the S&P 500 Index, due 12/22/10 (a)	7,159,200

		26,807,505
PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
International Equity — 3.9%
9,000,000	Credit Suisse AG, Index Knock-Out Notes, Linked to the Dow Jones EURO STOXX 50 Index, due 05/18/11	9,009,000
6,700,000	HSBC USA, Inc., Knock-Out Buffer Notes, Linked to the iShares MSCI EAFE Index Fund, due 02/25/11	7,277,540
9,000,000	HSBC USA, Inc., Knock-Out Buffer Notes, Linked to the iShares MSCI Emerging Markets Equity Index Fund, maximum cap of 26.000%, due 12/10/10	10,504,800

		26,791,340
	Total Structured Notes (Cost $51,081,610)	53,598,845
	Total Investments — 100.1% (Cost $674,227,364)	707,169,659
	Liabilities in Excess of Other Assets — (0.1)%	(757,150)
	NET ASSETS — 100.0%	$706,412,509

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	-	American Depositary Receipt
EAFE	-	Europe, Australasia, and Far East
ETF	-	Exchange Traded Fund
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
SPDR	-	Standard & Poor's Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of September 30, 2010

Portfolio Composition By Country*
United States	87.1%
United Kingdom	1.4
Switzerland	1.3
Others (each less that 1.0%)	10.2

* Percentages indicated are based upon total investments as of September 30, 2010. The Fund's composition is subject to change.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$38,231,053
Aggregate gross unrealized depreciation	(5,288,758)
Net unrealized appreciation/depreciation	$32,942,295
Federal income tax cost of investments	$674,227,364

Access Growth Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by asset class as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	11,933,153	4,093,930	–	16,027,083
Consumer Staples	10,623,418	8,115,765	–	18,739,183
Energy	10,669,349	1,104,768	–	11,774,117
Financials	10,645,527	3,443,743	–	14,089,270
Health Care	15,700,835	5,621,990	–	21,322,825
Industrials	16,756,858	3,624,718	–	20,381,576
Information Technology	22,431,100	3,028,227	–	25,459,327
Materials	5,926,617	1,978,501	–	7,905,118
Telecommunication Services	1,723,344	850,649	–	2,573,993
Utilities	1,230,859	463,778	–	1,694,637
Total Common Stocks	107,641,060	32,326,069	–	139,967,129
Preferred Stocks
Consumer Staples	–	339,969	–	339,969
Energy	72,204	–	–	72,204
Total Preferred Stocks	72,204	339,969	–	412,173
Debt Securities
Convertible Bonds
Industrials	–	144,275	–	144,275
Information Technology	–	75,000	–	75,000
Corporate Bonds
Consumer Discretionary	–	909,563	–	909,563
Investment Companies	512,062,674	–	–	512,062,674
Structured Notes	–	53,598,845	–	53,598,845
Total Investments in Securities	$619,775,938	$87,393,721	$–	$707,169,659

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
JPMorgan Alternative Strategies Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 5.2%
Energy — 1.0%
	Oil, Gas & Consumable Fuels — 1.0%
12	Alliance Holdings GP LP	519
18	Alliance Resource Partners LP	1,050
62	Boardwalk Pipeline Partners LP	2,024
10	Buckeye GP Holdings LP	432
48	Buckeye Partners LP	3,048
60	Copano Energy LLC	1,645
22	DCP Midstream Partners LP	737
22	Duncan Energy Partners LP	686
50	El Paso Pipeline Partners LP	1,604
70	Enbridge Energy Partners LP	3,914
111	Energy Transfer Equity LP	4,120
121	Energy Transfer Partners LP	5,842
30	Enterprise GP Holdings LP	1,762
420	Enterprise Products Partners LP	16,662
60	Inergy LP	2,379
187	Kinder Morgan Energy Partners LP	12,810
73	Kinder Morgan Management LLC (a)	4,398
139	Linn Energy LLC	4,442
103	Magellan Midstream Partners LP	5,299
68	MarkWest Energy Partners LP	2,443
40	Natural Resource Partners LP	1,071
50	NuStar Energy LP	3,087
34	NuStar GP Holdings LLC	1,153
58	ONEOK Partners LP	4,345
15	Penn Virginia Resource Partners LP	370
105	Plains All American Pipeline LP	6,606
88	Regency Energy Partners LP	2,154
20	Spectra Energy Partners LP	692
20	Sunoco Logistics Partners LP	1,573
54	Targa Resources Partners LP	1,500
28	TC Pipelines LP	1,303
12	Teekay LNG Partners LP, (Bahamas)	381
30	Western Gas Partners LP	813
52	Williams Partners LP	2,205
	Total Energy	103,069
Financials — 0.8%
	Consumer Finance — 0.8%
3,300	AmeriCredit Corp. (a)	80,718
Health Care — 0.8%
	Health Care Providers & Services — 0.8%
2,400	Psychiatric Solutions, Inc. (a)	80,520
Industrials — 0.0% (g)
	Airlines — 0.0% (g)
300	ExpressJet Holdings, Inc. (a)	2,001
Information Technology — 2.6%
	Communications Equipment — 0.8%
6,180	ADC Telecommunications, Inc. (a)	78,301
	Electronic Equipment, Instruments & Components — 1.0%
8,449	L-1 Identity Solutions, Inc. (a)	99,107
	Software — 0.8%
1,700	McAfee, Inc. (a)	80,342
	Total Information Technology	257,750
Utilities — 0.0% (g)
	Gas Utilities — 0.0% (g)
30	Amerigas Partners LP	1,344
42	Ferrellgas Partners LP	1,060
32	Suburban Propane Partners LP	1,742
	Total Utilities	4,146
	Total Common Stocks (Cost $518,012)	528,204
Investment Companies — 76.4%
Alternative Assets — 63.1%
7,350	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (a) (b)	120,693
129,759	Highbridge Statistical Market Neutral Fund, Select Class Shares (a) (b)	1,985,311
203,449	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a) (b)	1,981,589
12,628	JPMorgan Realty Income Fund, Institutional Class Shares (b)	111,883
129,173	JPMorgan Research Market Neutral Fund, Select Class Shares (b)	2,002,182
2,647	ProShares Ultra Gold (a)	161,520
	Total Alternative Assets	6,363,178
Fixed Income — 13.3%
13,215	JPMorgan Emerging Markets Debt Fund, Select Class Shares (b)	108,758
13,224	JPMorgan High Yield Fund, Select Class Shares (b)	106,317
98,653	JPMorgan Inflation Managed Bond Fund, Select Class Shares (b)	1,018,102
8,715	JPMorgan Strategic Income Opportunities Fund, Select Class Shares (b)	102,141
	Total Fixed Income	1,335,318
	Total Investment Companies (Cost $7,637,832)	7,698,496
PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 14.8%
355,000	U.S. Treasury Bond, 9.875%, 11/15/15	505,681
	U.S. Treasury Notes,
487,000	0.625%, 07/31/12	489,036
490,000	1.000%, 04/30/12	494,939

	Total U.S. Treasury Obligations (Cost $1,474,390)	1,489,656
Short-Term Investment — 3.5%
	Investment Company — 3.5%
358,090	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $358,090)	358,090
	Total Investments — 99.9% (Cost $9,988,324)	10,074,446
	Other Assets in Excess of Liabilities — 0.1%	13,752
	NET ASSETS — 100.0%	$10,088,198

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,176
Aggregate gross unrealized depreciation	(32,054)
Net unrealized appreciation/depreciation	$86,122
Federal income tax cost of investments	$9,988,324

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$8,584,790	$1,489,656	$–	$10,074,446

There were no significant transfers into and out of Levels 1 and 2 during the three months ended September 30, 2010.
# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of U.S. Treasury Obligations. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Disciplined Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.9%
	Consumer Discretionary — 11.3%
	Auto Components — 0.8%
80	Johnson Controls, Inc.	2,425

	Automobiles — 0.1%
31	Ford Motor Co. (a)	376

	Diversified Consumer Services — 0.1%
5	Apollo Group, Inc., Class A (a)	246

	Hotels, Restaurants & Leisure — 1.1%
18	Carnival Corp.	672
18	Darden Restaurants, Inc.	766
24	McDonald's Corp.	1,788
18	Wyndham Worldwide Corp.	492

		3,718
	Household Durables — 0.4%
31	Lennar Corp., Class A (c)	472
19	Newell Rubbermaid, Inc.	342
1	NVR, Inc. (a)	324
3	Stanley Black & Decker, Inc.	190

		1,328
	Internet & Catalog Retail — 0.8%
13	Amazon.com, Inc. (a)	2,058
16	Expedia, Inc.	454

		2,512
	Leisure Equipment & Products — 0.5%
18	Hasbro, Inc.	779
37	Mattel, Inc.	856

		1,635
	Media — 3.2%
67	Comcast Corp., Class A	1,206
12	DIRECTV, Class A (a)	504
54	Gannett Co., Inc. (c)	658
130	Time Warner, Inc.	3,969
120	Walt Disney Co. (The)	3,966

		10,303
	Multiline Retail — 1.6%
20	Family Dollar Stores, Inc.	861
20	Kohl's Corp. (a)	1,064
59	Macy's, Inc.	1,367
20	Nordstrom, Inc.	725
23	Target Corp.	1,235

		5,252
	Specialty Retail — 2.0%
8	AutoZone, Inc. (a) (c)	1,808
42	GameStop Corp., Class A (a) (c)	822
54	Lowe's Cos., Inc.	1,208
3	RadioShack Corp.	68
12	Ross Stores, Inc.	634
29	Staples, Inc.	609
5	Tiffany & Co. (c)	221
27	TJX Cos., Inc.	1,223

		6,593
	Textiles, Apparel & Luxury Goods — 0.7%
50	Coach, Inc.	2,135

	Total Consumer Discretionary	36,523
	Consumer Staples — 10.8%
	Beverages — 2.0%
88	Coca-Cola Co. (The)	5,120
23	PepsiCo, Inc.	1,555

		6,675
	Food & Staples Retailing — 1.9%
48	CVS Caremark Corp.	1,501
44	Kroger Co. (The)	957
21	Sysco Corp.	608
8	Walgreen Co.	268
52	Wal-Mart Stores, Inc.	2,804

		6,138
	Food Products — 2.0%
30	Archer-Daniels-Midland Co.	954
28	ConAgra Foods, Inc.	619
55	General Mills, Inc.	2,024
22	Kellogg Co.	1,091
50	Kraft Foods, Inc., Class A	1,540
19	Sara Lee Corp.	257

		6,485
	Household Products — 2.9%
30	Colgate-Palmolive Co.	2,275
121	Procter & Gamble Co. (The)	7,257

		9,532
	Tobacco — 2.0%
54	Altria Group, Inc.	1,287
91	Philip Morris International, Inc.	5,098

		6,385
	Total Consumer Staples	35,215
	Energy — 10.6%
	Energy Equipment & Services — 1.3%
45	Baker Hughes, Inc.	1,913
3	FMC Technologies, Inc. (a)	185
9	Helmerich & Payne, Inc.	368
25	Schlumberger Ltd.	1,540

		4,006
	Oil, Gas & Consumable Fuels — 9.3%
28	Apache Corp.	2,776
93	Chevron Corp.	7,554
52	ConocoPhillips	2,963
13	Devon Energy Corp.	829
59	El Paso Corp.	734
36	EOG Resources, Inc.	3,338
144	Exxon Mobil Corp.	8,873
37	Occidental Petroleum Corp.	2,873
7	Peabody Energy Corp.	358

		30,298
	Total Energy	34,304
	Financials — 15.1%
	Capital Markets — 2.2%
21	Goldman Sachs Group, Inc. (The)	3,051
70	Morgan Stanley	1,720
65	State Street Corp.	2,444

		7,215
	Commercial Banks — 3.0%
45	BB&T Corp.	1,084
86	Huntington Bancshares, Inc.	489
51	Regions Financial Corp.	371
11	SVB Financial Group (a) (c)	457
84	U.S. Bancorp	1,816
195	Wells Fargo & Co.	4,890
31	Zions Bancorp (c)	662

		9,769
	Consumer Finance — 1.7%
94	American Express Co.	3,959
37	Capital One Financial Corp. (c)	1,456

		5,415
	Diversified Financial Services — 3.2%
404	Bank of America Corp.	5,290
977	Citigroup, Inc. (a)	3,811
3	CME Group, Inc.	860
11	NYSE Euronext	320

		10,281
	Insurance — 3.8%
30	ACE Ltd., (Switzerland)	1,753
32	Aflac, Inc. (m)	1,644
16	Allstate Corp. (The)	489
4	American International Group, Inc. (a) (c)	152
42	Berkshire Hathaway, Inc., Class B (a)	3,481
19	Lincoln National Corp.	450
6	Loews Corp.	243
63	MetLife, Inc.	2,403
22	Prudential Financial, Inc.	1,197
5	RenaissanceRe Holdings Ltd., (Bermuda)	300
12	XL Group plc, (Bermuda)	258

		12,370
	Real Estate Investment Trusts (REITs) — 1.2%
21	Apartment Investment & Management Co., Class A (c)	445
24	Digital Realty Trust, Inc. (c)	1,450
44	Duke Realty Corp.	508
2	Essex Property Trust, Inc. (c)	230
2	Kimco Realty Corp.	33
20	Omega Healthcare Investors, Inc.	444
53	Pennsylvania Real Estate Investment Trust	628
5	Plum Creek Timber Co., Inc.	176
6	Weingarten Realty Investors (c)	140

		4,054
	Total Financials	49,104
	Health Care — 11.5%
	Biotechnology — 1.6%
10	Alexion Pharmaceuticals, Inc. (a) (c)	669
32	Biogen Idec, Inc. (a) (c)	1,802
47	Celgene Corp. (a) (c)	2,731

		5,202
	Health Care Equipment & Supplies — 0.9%
7	Becton, Dickinson & Co.	548
28	Covidien plc, (Ireland)	1,113
22	Medtronic, Inc.	739
10	St. Jude Medical, Inc. (a)	390

		2,790
	Health Care Providers & Services — 2.1%
25	Aetna, Inc.	803
13	Cardinal Health, Inc.	423
7	CIGNA Corp.	265
6	DaVita, Inc. (a)	393
3	Humana, Inc. (a)	166
8	McKesson Corp.	476
34	Medco Health Solutions, Inc. (a)	1,754
4	Quest Diagnostics, Inc.	202
10	UnitedHealth Group, Inc.	340
36	WellPoint, Inc. (a)	2,039

		6,861
	Life Sciences Tools & Services — 0.4%
25	Thermo Fisher Scientific, Inc. (a)	1,197

	Pharmaceuticals — 6.5%
97	Abbott Laboratories (m)	5,052
20	Bristol-Myers Squibb Co.	548
45	Johnson & Johnson	2,794
183	Merck & Co., Inc.	6,751
31	Mylan, Inc. (a) (c)	576
317	Pfizer, Inc.	5,443

		21,164
	Total Health Care	37,214
	Industrials — 10.9%
	Aerospace & Defense — 3.2%
9	Boeing Co. (The)	625
74	Honeywell International, Inc.	3,230
21	Northrop Grumman Corp.	1,285
74	United Technologies Corp.	5,257

		10,397
	Airlines — 0.3%
65	Southwest Airlines Co.	850

	Industrial Conglomerates — 3.1%
39	3M Co.	3,382
284	General Electric Co.	4,608
25	Textron, Inc. (c)	508
44	Tyco International Ltd., (Switzerland)	1,598

		10,096
	Machinery — 1.9%
4	Cummins, Inc.	335
27	Deere & Co.	1,863
57	PACCAR, Inc. (c)	2,726
20	Parker Hannifin Corp.	1,429

		6,353
	Road & Rail — 2.4%
72	CSX Corp.	3,994
59	Norfolk Southern Corp.	3,505
4	Union Pacific Corp.	286

		7,785
	Total Industrials	35,481
	Information Technology — 17.5%
	Communications Equipment — 2.4%
205	Cisco Systems, Inc. (a)	4,481
17	Juniper Networks, Inc. (a) (c)	504
63	QUALCOMM, Inc.	2,838

		7,823
	Computers & Peripherals — 4.8%
35	Apple, Inc. (a)	9,903
56	EMC Corp. (a)	1,127
78	Hewlett-Packard Co.	3,269
13	NetApp, Inc. (a) (c)	667
16	SanDisk Corp. (a)	594

		15,560
	Electronic Equipment, Instruments & Components — 0.6%
102	Corning, Inc.	1,872

	Internet Software & Services — 0.9%
6	Google, Inc., Class A (a)	2,944

	IT Services — 3.4%
29	Cognizant Technology Solutions Corp., Class A (a)	1,863
8	Computer Sciences Corp.	386
53	International Business Machines Corp.	7,083
3	MasterCard, Inc., Class A	695
7	Visa, Inc., Class A	542
21	Western Union Co. (The)	369

		10,938
	Semiconductors & Semiconductor Equipment — 2.1%
37	Analog Devices, Inc.	1,170
71	Broadcom Corp., Class A (c)	2,506
45	Intel Corp.	869
31	Intersil Corp., Class A (c)	361
20	Novellus Systems, Inc. (a)	540
57	Xilinx, Inc.	1,511

		6,957
	Software — 3.3%
30	Adobe Systems, Inc. (a)	792
6	Citrix Systems, Inc. (a)	375
222	Microsoft Corp.	5,430
158	Oracle Corp.	4,248

		10,845
	Total Information Technology	56,939
	Materials — 3.5%
	Chemicals — 2.4%
6	Air Products & Chemicals, Inc.	530
83	Dow Chemical Co. (The)	2,271
83	E.l. du Pont de Nemours & Co.	3,708
16	PPG Industries, Inc.	1,158

		7,667
	Metals & Mining — 1.1%
58	Alcoa, Inc.	706
6	Cliffs Natural Resources, Inc.	383
27	Freeport-McMoRan Copper & Gold, Inc.	2,306
5	Newmont Mining Corp.	289

		3,684
	Total Materials	11,351
	Telecommunication Services — 3.9%
	Diversified Telecommunication Services — 2.9%
162	AT&T, Inc. (m)	4,639
71	Frontier Communications Corp. (c)	580
132	Verizon Communications, Inc.	4,302

		9,521
	Wireless Telecommunication Services — 1.0%
26	American Tower Corp., Class A (a)	1,312
400	Sprint Nextel Corp. (a)	1,851

		3,163
	Total Telecommunication Services	12,684
	Utilities — 3.8%
	Electric Utilities — 2.0%
14	American Electric Power Co., Inc.	514
5	Edison International	179
14	Entergy Corp.	1,033
6	Exelon Corp.	264
25	FirstEnergy Corp.	956
29	NextEra Energy, Inc.	1,566
3	Northeast Utilities	98
23	PPL Corp.	632
36	Southern Co.	1,329

		6,571
	Independent Power Producers & Energy Traders — 0.2%
43	AES Corp. (The) (a) (m)	486

	Multi-Utilities — 1.6%
17	Ameren Corp.	480
34	CMS Energy Corp. (c)	615
23	PG&E Corp.	1,049
26	SCANA Corp. (c)	1,032
14	Sempra Energy	748
61	Xcel Energy, Inc. (c)	1,407

		5,331
	Total Utilities	12,388
	Total Common Stocks (Cost $266,763)	321,203
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.2%
500	U.S. Treasury Note, 1.125%, 06/30/11 (k) (Cost $502)	503
SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
4,580	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $4,580)	4,580
Investment of Cash Collateral for Securities on Loan — 6.0%
	Investment Company — 6.0%
19,605	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $19,605)	19,605

	Total Investments — 106.5% (Cost $291,450)	345,891
	Liabilities in Excess of Other Assets — (6.5)%	(21,108)
	NET ASSETS — 100.0%	$324,783

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
58	E-mini S&P 500	12/17/10	$3,296	$109

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,862
Aggregate gross unrealized depreciation	(1,421)
Net unrealized appreciation/depreciation	$54,441
Federal income tax cost of investments	$291,450

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$345,388	$503	$ —	$345,891
Appreciation in Other Financial Instruments
Futures Contracts	$109	$ —	$ —	$109

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 49.5%
Consumer Discretionary — 5.9%
		Auto Components — 0.5%
7		Compagnie Generale des Etablissements Michelin, (France), Class B	544
4		Drew Industries, Inc. (a)	83
18		Gentex Corp.	351
59		Johnson Controls, Inc.	1,798
4		Superior Industries International, Inc.	76
			2,852
		Automobiles — 0.5%
16		Daimler AG, (Germany) (a)	1,027
19		Ford Motor Co. (a)	233
16		Harley-Davidson, Inc.	450
146		Nissan Motor Co., Ltd., (Japan)	1,277
1		Tesla Motors, Inc. (a)	14
			3,001
		Diversified Consumer Services — 0.1%
8		Apollo Group, Inc., Class A (a)	436
7		Sotheby's	243
			679
		Hotels, Restaurants & Leisure — 0.9%
1		Biglari Holdings, Inc. (a)	164
19		Carnival Corp.	740
3		Cheesecake Factory, Inc. (The) (a)	87
9		Darden Restaurants, Inc.	399
2		DineEquity, Inc. (a)	72
50		Intercontinental Hotels Group plc, (United Kingdom)	892
14		International Game Technology	206
3		McDonald's Corp.	205
5		Monarch Casino & Resort, Inc. (a)	57
7		O'Charley's, Inc. (a)	50
3		Red Robin Gourmet Burgers, Inc. (a)	59
3		Ruby Tuesday, Inc. (a)	34
13		Sodexo, (France)	840
5		Starbucks Corp.	123
3		Starwood Hotels & Resorts Worldwide, Inc.	160
10		Wyndham Worldwide Corp.	280
14		Yum! Brands, Inc.	641
			5,009
		Household Durables — 0.4%
10		American Greetings Corp., Class A	186
2		Blyth, Inc.	99
1		CSS Industries, Inc.	14
35		Furniture Brands International, Inc. (a)	189
10		Harman International Industries, Inc. (a)	347
5		Helen of Troy Ltd., (Bermuda) (a)	137
6		La-Z-Boy, Inc. (a)	53
8		Leggett & Platt, Inc.	187
13		Lennar Corp., Class A	195
6		LG Electronics, Inc., (South Korea)	547
7		Lifetime Brands, Inc. (a)	107
2		Newell Rubbermaid, Inc.	39
—	(h)	NVR, Inc. (a)	107
2		Standard Pacific Corp. (a)	9
—	(h)	Stanley Black & Decker, Inc.	22
1		Tempur-Pedic International, Inc. (a)	22
2		Whirlpool Corp.	154
			2,414
		Internet & Catalog Retail — 0.4%
12		Amazon.com, Inc. (a)	1,916
2		Expedia, Inc.	52
1		NetFlix, Inc. (a)	225
			2,193
		Leisure Equipment & Products — 0.1%
6		Arctic Cat, Inc. (a)	57
2		Hasbro, Inc.	89
16		JAKKS Pacific, Inc. (a)	286
4		Mattel, Inc.	98
			530
		Media — 1.3%
10		CBS Corp., Class B	155
29		Comcast Corp., Class A	519
3		Dex One Corp. (a)	34
5		DIRECTV, Class A (a)	224
29		Gannett Co., Inc.	360
5		Journal Communications, Inc., Class A (a)	22
12		Lamar Advertising Co., Class A (a)	372
1		LIN TV Corp., Class A (a)	3
7		McClatchy Co. (The), Class A (a)	27
9		PRIMEDIA, Inc.	32
2		Scholastic Corp.	64
9		Scripps Networks Interactive, Inc., Class A	433
18		Sinclair Broadcast Group, Inc., Class A (a)	129
6		Time Warner Cable, Inc.	308
92		Time Warner, Inc.	2,833
12		Viacom, Inc., Class B	423
41		Walt Disney Co. (The)	1,371
			7,309
		Multiline Retail — 0.6%
5		Big Lots, Inc. (a)	153
11		Dillard's, Inc., Class A	260
3		Dollar Tree, Inc. (a)	161
1		Family Dollar Stores, Inc.	35
3		J.C. Penney Co., Inc.	72
6		Kohl's Corp. (a)	331
15		Macy's, Inc.	341
2		Nordstrom, Inc.	85
5		PPR, (France)	823
17		Retail Ventures, Inc. (a)	178
64		Takashimaya Co., Ltd., (Japan)	494
5		Target Corp.	256
			3,189
		Specialty Retail — 0.8%
3		Advance Auto Parts, Inc.	167
4		Asbury Automotive Group, Inc. (a)	53
3		AutoZone, Inc. (a)	624
2		Borders Group, Inc. (a)	2
7		Cache, Inc. (a)	35
7		Charming Shoppes, Inc. (a)	26
3		Collective Brands, Inc. (a)	40
6		Conn's, Inc. (a)	26
10		Dick's Sporting Goods, Inc. (a)	269
17		Finish Line, Inc. (The), Class A	239
8		GameStop Corp., Class A (a)	161
5		Haverty Furniture Cos., Inc.	49
3		Limited Brands, Inc.	75
31		Lowe's Cos., Inc.	688
8		MarineMax, Inc. (a)	56
3		Midas, Inc. (a)	19
23		OfficeMax, Inc. (a)	304
—	(h)	RadioShack Corp.	9
—	(h)	Rent-A-Center, Inc.	9
1		Ross Stores, Inc.	73
5		Signet Jewelers Ltd., (Bermuda) (a)	159
38		Staples, Inc.	800
1		Tiffany & Co.	25
3		TJX Cos., Inc.	141
14		Williams-Sonoma, Inc.	451
			4,500
		Textiles, Apparel & Luxury Goods — 0.3%
6		Coach, Inc.	244
2		Deckers Outdoor Corp. (a)	85
9		Jones Apparel Group, Inc.	177
20		Liz Claiborne, Inc. (a)	124
2		Oxford Industries, Inc.	45
5		Perry Ellis International, Inc. (a)	98
8		Phillips-Van Heusen Corp.	457
6		Timberland Co. (The), Class A (a)	125
13		Unifi, Inc. (a)	59
1		V.F. Corp.	64
			1,478
		Total Consumer Discretionary	33,154
Consumer Staples — 3.9%
		Beverages — 0.7%
38		Coca-Cola Co. (The)	2,248
11		Dr. Pepper Snapple Group, Inc.	380
5		MGP Ingredients, Inc.	37
2		National Beverage Corp.	27
11		PepsiCo, Inc.	747
8		Pernod-Ricard S.A., (France)	674
			4,113
		Food & Staples Retailing — 0.6%
16		CVS Caremark Corp.	506
19		Great Atlantic & Pacific Tea Co. (a)	76
15		Kroger Co. (The)	329
—	(h)	Nash Finch Co.	4
2		Pantry, Inc. (The) (a)	39
6		Safeway, Inc.	118
26		Sysco Corp.	743
4		Walgreen Co.	133
30		Wal-Mart Stores, Inc.	1,632
			3,580
		Food Products — 0.6%
4		Archer-Daniels-Midland Co.	115
3		B&G Foods, Inc.	36
9		Campbell Soup Co.	332
3		ConAgra Foods, Inc.	70
11		Del Monte Foods Co.	148
4		Dole Food Co., Inc. (a)	35
15		General Mills, Inc.	555
2		Kellogg Co.	125
11		Kraft Foods, Inc., Class A	336
2		Sara Lee Corp.	28
9		Tyson Foods, Inc., Class A	151
40		Unilever N.V. CVA, (Netherlands)	1,188
			3,119
		Household Products — 0.8%
8		Central Garden & Pet Co., Class A (a)	83
7		Colgate-Palmolive Co.	560
2		Energizer Holdings, Inc. (a)	148
10		Kimberly-Clark Corp.	634
44		Procter & Gamble Co. (The)	2,645
13		Reckitt Benckiser Group plc, (United Kingdom)	727
			4,797
		Personal Products — 0.2%
4		Herbalife Ltd., (Cayman Islands)	266
6		Prestige Brands Holdings, Inc. (a)	55
31		Shiseido Co., Ltd., (Japan)	699
			1,020
		Tobacco — 1.0%
25		Altria Group, Inc.	611
30		British American Tobacco plc, (United Kingdom)	1,113
—	(h)	Japan Tobacco, Inc., (Japan)	773
9		Lorillard, Inc.	692
40		Philip Morris International, Inc.	2,241
			5,430
		Total Consumer Staples	22,059
Energy — 4.6%
		Energy Equipment & Services — 0.7%
11		Baker Hughes, Inc.	476
39		Cal Dive International, Inc. (a)	214
12		Cameron International Corp. (a)	494
2		Complete Production Services, Inc. (a)	43
2		Dresser-Rand Group, Inc. (a)	59
—	(h)	FMC Technologies, Inc. (a)	23
2		Global Geophysical Services, Inc. (a)	18
4		Halliburton Co.	116
1		Helmerich & Payne, Inc.	42
6		Hercules Offshore, Inc. (a)	15
3		ION Geophysical Corp. (a)	14
11		Key Energy Services, Inc. (a)	104
11		National Oilwell Varco, Inc.	491
8		Patterson-UTI Energy, Inc.	135
4		Pioneer Drilling Co. (a)	22
24		Schlumberger Ltd.	1,481
			3,747
		Oil, Gas & Consumable Fuels — 3.9%
4		Anadarko Petroleum Corp.	238
16		Apache Corp.	1,601
50		BG Group plc, (United Kingdom)	888
126		BP plc, (United Kingdom)	865
2		Brigham Exploration Co. (a)	34
57		Cairn Energy plc, (United Kingdom) (a)	407
44		Chevron Corp.	3,532
2		Cimarex Energy Co.	152
—	(h)	Clayton Williams Energy, Inc. (a)	10
8		Concho Resources, Inc. (a)	502
17		ConocoPhillips	958
9		Devon Energy Corp.	571
7		El Paso Corp.	84
20		EOG Resources, Inc.	1,848
58		Exxon Mobil Corp.	3,602
14		Forest Oil Corp. (a)	409
1		Frontline Ltd., (Bermuda)	37
141		JX Holdings, Inc., (Japan)	815
3		Mariner Energy, Inc. (a)	65
3		McMoRan Exploration Co. (a)	48
1		Noble Energy, Inc.	51
27		Occidental Petroleum Corp.	2,090
1		Peabody Energy Corp.	43
11		Petroquest Energy, Inc. (a)	68
2		Rosetta Resources, Inc. (a)	38
74		Royal Dutch Shell plc, (Netherlands), Class A	2,236
6		Southwestern Energy Co. (a)	194
3		Stone Energy Corp. (a)	40
2		Swift Energy Co. (a)	67
1		Tesoro Corp.	9
24		Tullow Oil plc, (United Kingdom)	475
14		VAALCO Energy, Inc. (a)	82
1		W&T Offshore, Inc.	7
2		World Fuel Services Corp.	42
			22,108
		Total Energy	25,855
Financials — 8.1%
		Capital Markets — 1.5%
2		Affiliated Managers Group, Inc. (a)	125
14		Ameriprise Financial, Inc.	677
1		BlackRock, Inc.	230
23		Credit Suisse Group AG, (Switzerland)	976
2		Federated Investors, Inc., Class B	41
1		Gladstone Capital Corp.	16
16		Goldman Sachs Group, Inc. (The)	2,272
10		Invesco Ltd.	211
—	(h)	Janus Capital Group, Inc.	2
7		Lazard Ltd., (Bermuda), Class A	260
25		Macquarie Group Ltd., (Australia)	865
164		Man Group plc, (United Kingdom)	565
32		Morgan Stanley	793
2		NGP Capital Resources Co.	16
13		Och-Ziff Capital Management Group LLC, Class A	190
1		Oppenheimer Holdings, Inc., Class A	36
1		Piper Jaffray Cos. (a)	23
5		Pzena Investment Management, Inc., Class A	32
13		State Street Corp.	484
6		T. Rowe Price Group, Inc.	302
15		TD AMERITRADE Holding Corp. (a)	247
			8,363
		Commercial Banks — 2.6%
2		1st Source Corp.	28
3		1st United Bancorp, Inc. (a)	18
4		BancFirst Corp.	154
54		Banco Bilbao Vizcaya Argentaria S.A., (Spain)	725
173		Barclays plc, (United Kingdom)	811
29		BB&T Corp.	701
16		BNP Paribas, (France)	1,126
3		Cathay General Bancorp	39
357		China Merchants Bank Co., Ltd., (China), Class H	915
4		City Holding Co.	123
55		DnB NOR ASA, (Norway)	753
2		Financial Institutions, Inc.	26
2		First Bancorp (a)	—	(h)
24		First Commonwealth Financial Corp.	132
4		First Financial Bancorp	62
2		First Interstate Bancsystem, Inc.	20
1		First Merchants Corp.	8
6		FNB Corp.	48
2		Heartland Financial USA, Inc.	25
115		HSBC Holdings plc, (United Kingdom)	1,162
39		Huntington Bancshares, Inc.	222
15		KBC Groep N.V., (Belgium) (a)	692
1		Lakeland Financial Corp.	19
820		Lloyds Banking Group plc, (United Kingdom) (a)	951
3		Nara Bancorp, Inc. (a)	20
12		PNC Financial Services Group, Inc.	644
21		Regions Financial Corp.	150
2		Sierra Bancorp	21
4		Simmons First National Corp., Class A	119
73		South Financial Group, Inc. (The) (a)	21
10		Southwest Bancorp, Inc.	132
5		Suffolk Bancorp	129
25		Sumitomo Mitsui Financial Group, Inc., (Japan)	731
5		Susquehanna Bancshares, Inc.	45
4		SVB Financial Group (a)	159
9		TCF Financial Corp.	141
50		U.S. Bancorp	1,081
1		UMB Financial Corp.	39
102		Wells Fargo & Co.	2,565
2		West Bancorp, Inc. (a)	14
5		Zions Bancorp	115
			14,886
		Consumer Finance — 0.4%
4		Advance America Cash Advance Centers, Inc.	16
28		American Express Co.	1,171
13		Capital One Financial Corp.	511
—	(h)	CompuCredit Holdings Corp.	2
2		Credit Acceptance Corp. (a)	91
7		Dollar Financial Corp. (a)	153
1		Green Dot Corp., Class A (a)	24
3		World Acceptance Corp. (a)	146
			2,114
		Diversified Financial Services — 1.2%
187		Bank of America Corp.	2,447
529		Citigroup, Inc. (a)	2,063
3		CME Group, Inc.	683
112		ING Groep N.V. CVA, (Netherlands) (a)	1,160
5		Marlin Business Services Corp. (a)	54
1		NYSE Euronext	37
4		PHH Corp. (a)	88
1		Portfolio Recovery Associates, Inc. (a)	52
			6,584
		Insurance — 1.5%
22		ACE Ltd., (Switzerland)	1,262
5		Aflac, Inc.	233
2		Allstate Corp. (The)	48
5		Alterra Capital Holdings Ltd., (Bermuda)	96
11		American Equity Investment Life Holding Co.	116
1		Argo Group International Holdings Ltd., (Bermuda)	40
1		Aspen Insurance Holdings Ltd., (Bermuda)	18
10		AXA S.A., (France)	172
1		Axis Capital Holdings Ltd., (Bermuda)	43
10		Berkshire Hathaway, Inc., Class B (a)	830
16		CNO Financial Group, Inc. (a)	86
2		Delphi Financial Group, Inc., Class A	40
4		Endurance Specialty Holdings Ltd., (Bermuda)	175
3		Genworth Financial, Inc., Class A (a)	32
3		Harleysville Group, Inc.	98
3		Hartford Financial Services Group, Inc.	67
13		Lincoln National Corp.	315
1		Loews Corp.	27
3		Meadowbrook Insurance Group, Inc.	25
17		MetLife, Inc.	669
1		Navigators Group, Inc. (The) (a)	58
4		Platinum Underwriters Holdings Ltd., (Bermuda)	174
6		Principal Financial Group, Inc.	165
2		ProAssurance Corp. (a)	86
21		Prudential Financial, Inc.	1,128
48		QBE Insurance Group Ltd., (Australia)	804
8		RenaissanceRe Holdings Ltd., (Bermuda)	454
15		XL Group plc, (Bermuda)	325
4		Zurich Financial Services AG, (Switzerland)	858
			8,444
		Real Estate Investment Trusts (REITs) — 0.5%
1		Alexandria Real Estate Equities, Inc.	84
1		American Capital Agency Corp.	32
6		Anworth Mortgage Asset Corp.	45
4		Apartment Investment & Management Co., Class A	88
—	(h)	Associated Estates Realty Corp.	6
2		BioMed Realty Trust, Inc.	29
1		Colonial Properties Trust	14
7		DCT Industrial Trust, Inc.	34
4		DiamondRock Hospitality Co. (a)	41
5		Digital Realty Trust, Inc.	282
6		Douglas Emmett, Inc. (m)	110
5		Duke Realty Corp.	58
2		EastGroup Properties, Inc.	60
4		Education Realty Trust, Inc.	28
—	(h)	Essex Property Trust, Inc.	17
8		FelCor Lodging Trust, Inc. (a)	39
1		Health Care REIT, Inc.	66
2		Home Properties, Inc.	85
4		Hospitality Properties Trust	89
—	(h)	Kimco Realty Corp.	3
11		Lexington Realty Trust	79
7		LTC Properties, Inc.	166
14		MFA Financial, Inc.	104
—	(h)	Mid-America Apartment Communities, Inc.	12
18		MPG Office Trust, Inc. (a)	45
2		Omega Healthcare Investors, Inc.	52
2		Pebblebrook Hotel Trust (a)	34
11		Pennsylvania Real Estate Investment Trust	132
1		Plum Creek Timber Co., Inc.	20
2		PS Business Parks, Inc.	90
8		Ramco-Gershenson Properties Trust	85
4		Realty Income Corp.	135
2		Saul Centers, Inc.	101
2		Simon Property Group, Inc.	158
13		Strategic Hotels & Resorts, Inc. (a)	56
12		Sunstone Hotel Investors, Inc. (a)	106
1		Taubman Centers, Inc.	49
8		UDR, Inc.	175
			2,809
		Real Estate Management & Development — 0.4%
284		China Overseas Land & Investment Ltd., (Hong Kong)	599
240		China Resources Land Ltd., (Hong Kong)	485
95		Hang Lung Properties Ltd., (Hong Kong)	463
50		Sun Hung Kai Properties Ltd., (Hong Kong)	860
			2,407
		Thrifts & Mortgage Finance — 0.0% (g)
2		Astoria Financial Corp.	31
7		MGIC Investment Corp. (a)	63
3		OceanFirst Financial Corp.	33
4		Ocwen Financial Corp. (a)	45
2		Radian Group, Inc.	18
			190
		Total Financials	45,797
Health Care — 5.3%
		Biotechnology — 0.8%
2		Acorda Therapeutics, Inc. (a)	53
2		Affymax, Inc. (a)	12
5		Alexion Pharmaceuticals, Inc. (a)	354
9		Amgen, Inc. (a)	515
7		Anadys Pharmaceuticals, Inc. (a)	15
9		Ariad Pharmaceuticals, Inc. (a)	33
7		ArQule, Inc. (a)	35
4		BioCryst Pharmaceuticals, Inc. (a)	20
16		Biogen Idec, Inc. (a)	875
1		BioMarin Pharmaceutical, Inc. (a)	25
27		Celgene Corp. (a)	1,569
3		Cephalon, Inc. (a)	169
6		Chelsea Therapeutics International Ltd. (a)	31
6		Cytokinetics, Inc. (a)	15
1		Genzyme Corp. (a)	64
12		Idenix Pharmaceuticals, Inc. (a)	38
3		Immunomedics, Inc. (a)	11
7		Incyte Corp., Ltd. (a)	104
12		Intercell AG, (Austria) (a)	275
2		Ironwood Pharmaceuticals, Inc. (a)	22
6		MannKind Corp. (a)	41
3		Medivation, Inc. (a)	34
6		Orexigen Therapeutics, Inc. (a)	33
2		Pharmasset, Inc. (a)	50
5		Savient Pharmaceuticals, Inc. (a)	105
5		Tengion, Inc. (a)	16
5		Theravance, Inc. (a)	100
			4,614
		Health Care Equipment & Supplies — 0.5%
4		American Medical Systems Holdings, Inc. (a)	86
1		Becton, Dickinson & Co.	62
11		Boston Scientific Corp. (a)	67
4		Cooper Cos., Inc. (The)	162
14		Covidien plc, (Ireland)	551
13		Endologix, Inc. (a)	61
3		GenMark Diagnostics, Inc. (a)	9
9		Greatbatch, Inc. (a)	197
1		Hospira, Inc. (a)	51
4		Immucor, Inc. (a)	79
4		Invacare Corp.	106
4		Kinetic Concepts, Inc. (a)	139
7		Medtronic, Inc.	223
13		Sirona Dental Systems, Inc. (a)	474
1		St. Jude Medical, Inc. (a)	33
2		Teleflex, Inc.	102
11		Thoratec Corp. (a)	393
21		TomoTherapy, Inc. (a)	74
			2,869
		Health Care Providers & Services — 1.2%
19		Aetna, Inc.	597
5		Alliance HealthCare Services, Inc. (a)	25
2		American Dental Partners, Inc. (a)	23
4		AMERIGROUP Corp. (a)	170
20		Cardinal Health, Inc.	676
1		CIGNA Corp.	29
22		Cross Country Healthcare, Inc. (a)	161
7		DaVita, Inc. (a)	471
2		Emergency Medical Services Corp., Class A (a)	85
15		Emeritus Corp. (a)	257
11		Express Scripts, Inc. (a)	526
5		Health Net, Inc. (a)	133
10		Healthspring, Inc. (a)	248
3		Humana, Inc. (a)	154
17		Lincare Holdings, Inc.	437
4		Magellan Health Services, Inc. (a)	198
3		McKesson Corp.	181
8		Medco Health Solutions, Inc. (a)	436
3		Providence Service Corp. (The) (a)	56
—	(h)	Quest Diagnostics, Inc.	20
3		Triple-S Management Corp., Class B (a)	49
36		UnitedHealth Group, Inc.	1,263
10		WellPoint, Inc. (a)	568
			6,763
		Health Care Technology — 0.1%
2		Medidata Solutions, Inc. (a)	46
5		MedQuist, Inc. (a)	39
7		Omnicell, Inc. (a)	97
			182
		Life Sciences Tools & Services — 0.1%
10		Affymetrix, Inc. (a)	43
1		Mettler-Toledo International, Inc., (Switzerland) (a)	125
10		Thermo Fisher Scientific, Inc. (a)	492
			660
		Pharmaceuticals — 2.6%
39		Abbott Laboratories	2,060
2		Acura Pharmaceuticals, Inc. (a)	5
2		Ardea Biosciences, Inc. (a)	53
15		Bayer AG, (Germany)	1,076
4		Biodel, Inc. (a)	21
3		Bristol-Myers Squibb Co.	88
5		Cadence Pharmaceuticals, Inc. (a)	38
2		Cardiome Pharma Corp., (Canada) (a)	14
6		Endo Pharmaceuticals Holdings, Inc. (a)	186
60		GlaxoSmithKline plc, (United Kingdom)	1,189
5		Johnson & Johnson	323
2		MAP Pharmaceuticals, Inc. (a)	29
80		Merck & Co., Inc.	2,936
4		Mylan, Inc. (a)	67
1		Optimer Pharmaceuticals, Inc. (a)	6
167		Pfizer, Inc.	2,873
18		Sanofi-Aventis S.A., (France)	1,209
25		Shire plc, (Ireland)	574
15		Teva Pharmaceutical Industries Ltd., (Israel), ADR	788
23		Valeant Pharmaceuticals International, Inc., (Canada)	581
5		ViroPharma, Inc. (a)	75
5		Vivus, Inc. (a)	35
8		Warner Chilcott plc, (Ireland), Class A	168
2		XenoPort, Inc. (a)	11
			14,405
		Total Health Care	29,493
Industrials — 5.8%
		Aerospace & Defense — 1.0%
4		Boeing Co. (The)	286
5		Cubic Corp.	216
4		GenCorp, Inc. (a)	20
10		General Dynamics Corp.	641
5		Goodrich Corp.	346
6		HEICO Corp.	263
33		Honeywell International, Inc.	1,429
2		Northrop Grumman Corp.	93
3		Precision Castparts Corp.	360
28		United Technologies Corp.	1,994
			5,648
		Air Freight & Logistics — 0.1%
1		Hub Group, Inc., Class A (a)	38
6		Pacer International, Inc. (a)	33
3		United Parcel Service, Inc., Class B	167
			238
		Airlines — 0.1%
1		Alaska Air Group, Inc. (a)	61
20		Delta Air Lines, Inc. (a)	238
17		Hawaiian Holdings, Inc. (a)	103
7		Southwest Airlines Co.	98
11		UAL Corp. (a)	269
			769
		Building Products — 0.3%
16		Daikin Industries Ltd., (Japan)	602
6		Gibraltar Industries, Inc. (a)	57
6		Insteel Industries, Inc.	53
7		Lennox International, Inc.	301
226		Nippon Sheet Glass Co., Ltd., (Japan)	493
4		Quanex Building Products Corp.	63
4		Trex Co., Inc. (a)	70
			1,639
		Commercial Services & Supplies — 0.1%
13		ACCO Brands Corp. (a)	75
7		American Reprographics Co. (a)	53
2		ATC Technology Corp. (a)	39
3		Consolidated Graphics, Inc. (a)	112
5		Deluxe Corp.	86
2		G&K Services, Inc., Class A	36
11		Knoll, Inc.	172
2		Metalico, Inc. (a)	9
8		R.R. Donnelley & Sons Co.	136
1		Standard Parking Corp. (a)	19
5		Standard Register Co. (The)	16
1		Steelcase, Inc., Class A	11
			764
		Construction & Engineering — 0.1%
3		Dycom Industries, Inc. (a)	33
9		EMCOR Group, Inc. (a)	214
			247
		Electrical Equipment — 0.5%
2		Acuity Brands, Inc.	84
15		Generac Holdings, Inc. (a)	199
134		Mitsubishi Electric Corp., (Japan)	1,155
5		Rockwell Automation, Inc.	290
8		Schneider Electric S.A., (France)	1,013
4		Thomas & Betts Corp. (a)	180
			2,921
		Industrial Conglomerates — 0.9%
5		3M Co.	405
46		Cookson Group plc, (United Kingdom) (a)	398
84		General Electric Co.	1,363
105		Hutchison Whampoa Ltd., (Hong Kong)	977
37		Koninklijke Philips Electronics N.V., (Netherlands)	1,157
36		Ruukki Group OYJ, (Finland) (a)	93
3		Standex International Corp.	70
8		Textron, Inc.	170
4		Tredegar Corp.	72
14		Tyco International Ltd., (Switzerland)	509
			5,214
		Machinery — 1.3%
1		Cascade Corp.	35
16		Cummins, Inc.	1,405
18		Deere & Co.	1,237
2		Douglas Dynamics, Inc.	19
8		Eaton Corp.	685
2		Joy Global, Inc.	155
86		Kubota Corp., (Japan)	789
4		Mueller Industries, Inc.	106
—	(h)	NACCO Industries, Inc., Class A	17
4		Nordson Corp.	324
20		PACCAR, Inc.	957
9		Parker Hannifin Corp.	631
4		Sauer-Danfoss, Inc. (a)	89
4		Timken Co.	169
4		Trimas Corp. (a)	52
7		Wabtec Corp.	319
			6,989
		Marine — 0.0% (g)
22		Horizon Lines, Inc., Class A	92
		Professional Services — 0.1%
59		Experian plc, (Ireland)	646
16		SFN Group, Inc. (a)	96
			742
		Road & Rail — 0.8%
24		Avis Budget Group, Inc. (a)	278
6		Canadian National Railway Co., (Canada)	389
1		Celadon Group, Inc. (a)	15
2		Con-way, Inc.	49
8		CSX Corp.	457
10		East Japan Railway Co., (Japan)	586
1		Heartland Express, Inc.	9
85		Nippon Express Co., Ltd., (Japan)	324
34		Norfolk Southern Corp.	2,048
2		Union Pacific Corp.	192
			4,347
		Trading Companies & Distributors — 0.5%
4		Aircastle Ltd.	34
3		Applied Industrial Technologies, Inc.	89
166		Marubeni Corp., (Japan)	938
62		Mitsui & Co., Ltd., (Japan)	925
3		TAL International Group, Inc.	72
5		W.W. Grainger, Inc.	548
10		WESCO International, Inc. (a)	399
			3,005
		Total Industrials	32,615
Information Technology — 9.3%
		Communications Equipment — 1.2%
3		Arris Group, Inc. (a)	27
3		Aviat Networks, Inc. (a)	14
4		Black Box Corp.	112
140		Cisco Systems, Inc. (a)	3,066
4		Emulex Corp. (a)	46
5		InterDigital, Inc. (a)	154
23		Juniper Networks, Inc. (a)	706
2		Meru Networks, Inc. (a)	28
44		Nokia OYJ, (Finland)	446
7		Oplink Communications, Inc. (a)	141
2		Plantronics, Inc.	51
41		QUALCOMM, Inc.	1,851
4		Riverbed Technology, Inc. (a)	182
			6,824
		Computers & Peripherals — 2.1%
26		Apple, Inc. (a)	7,349
12		Dell, Inc. (a)	160
2		Electronics for Imaging, Inc. (a)	27
37		EMC Corp. (a)	750
85		Fujitsu Ltd., (Japan)	598
46		Hewlett-Packard Co.	1,954
6		Imation Corp. (a)	53
4		Lexmark International, Inc., Class A (a)	187
11		NetApp, Inc. (a)	566
3		Novatel Wireless, Inc. (a)	26
8		Quantum Corp. (a)	16
7		SanDisk Corp. (a)	254
			11,940
		Electronic Equipment, Instruments & Components — 0.7%
9		Amphenol Corp., Class A	423
1		Anixter International, Inc. (a)	54
16		Brightpoint, Inc. (a)	112
8		Checkpoint Systems, Inc. (a)	167
5		Coherent, Inc. (a)	192
23		Corning, Inc.	415
2		CTS Corp.	16
1		Electro Rent Corp.	14
26		FUJIFILM Holdings Corp., (Japan)	877
96		Hon Hai Precision Industry Co., Ltd., (Taiwan), GDR	742
11		Methode Electronics, Inc.	99
2		Newport Corp. (a)	19
2		OSI Systems, Inc. (a)	58
4		Power-One, Inc. (a)	36
106		Premier Farnell plc, (United Kingdom)	446
1		RadiSys Corp. (a)	12
4		Technitrol, Inc.	17
12		Tyco Electronics Ltd., (Switzerland)	353
			4,052
		Internet Software & Services — 0.3%
1		Ancestry.com, Inc. (a)	25
4		Equinix, Inc. (a)	364
3		Google, Inc., Class A (a)	1,425
2		IntraLinks Holdings, Inc. (a)	37
1		Perficient, Inc. (a)	7
3		Saba Software, Inc. (a)	15
			1,873
		IT Services — 1.7%
5		Acxiom Corp. (a)	71
9		Alliance Data Systems Corp. (a)	610
18		Amdocs Ltd., (United Kingdom) (a)	506
10		Atos Origin S.A., (France) (a)	451
16		CGI Group, Inc., (Canada), Class A (a)	237
5		CIBER, Inc. (a)	14
18		Cognizant Technology Solutions Corp., Class A (a)	1,155
3		Computer Sciences Corp.	145
2		CSG Systems International, Inc. (a)	35
3		Genpact Ltd., (Bermuda) (a)	53
3		Global Cash Access Holdings, Inc. (a)	11
2		Heartland Payment Systems, Inc.	23
8		Hewitt Associates, Inc., Class A (a)	400
13		Infosys Technologies Ltd., (India), ADR	844
25		International Business Machines Corp.	3,414
4		MasterCard, Inc., Class A	917
2		Unisys Corp. (a)	44
8		VeriFone Systems, Inc. (a)	261
2		Visa, Inc., Class A	170
2		Western Union Co. (The)	43
			9,404
		Office Electronics — 0.2%
43		Ricoh Co., Ltd., (Japan)	609
68		Xerox Corp.	701
			1,310
		Semiconductors & Semiconductor Equipment — 1.2%
2		Advanced Energy Industries, Inc. (a)	21
4		Amkor Technology, Inc. (a)	26
13		Analog Devices, Inc.	419
5		Applied Materials, Inc.	54
2		Applied Micro Circuits Corp. (a)	21
17		ASML Holding N.V., (Netherlands)	495
27		Broadcom Corp., Class A	958
16		Cirrus Logic, Inc. (a)	279
2		Cymer, Inc. (a)	63
1		DSP Group, Inc. (a)	10
4		GSI Technology, Inc. (a)	24
3		Integrated Device Technology, Inc. (a)	16
9		Intel Corp.	176
34		Intersil Corp., Class A	402
15		Lam Research Corp. (a)	609
5		Lattice Semiconductor Corp. (a)	25
28		LSI Corp. (a)	128
40		Marvell Technology Group Ltd., (Bermuda) (a)	696
—	(h)	MaxLinear, Inc., Class A (a)	4
11		Micrel, Inc.	108
19		Novellus Systems, Inc. (a)	496
4		Photronics, Inc. (a)	19
10		RF Micro Devices, Inc. (a)	61
2		Rudolph Technologies, Inc. (a)	14
2		Semtech Corp. (a)	34
24		Sumco Corp., (Japan) (a)	367
73		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	743
—	(h)	Veeco Instruments, Inc. (a)	7
14		Xilinx, Inc.	375
			6,650
		Software — 1.9%
7		Adobe Systems, Inc. (a)	191
15		Aspen Technology, Inc. (a)	159
4		BroadSoft, Inc. (a)	30
6		Citrix Systems, Inc. (a)	390
6		Concur Technologies, Inc. (a)	272
7		EPIQ Systems, Inc.	86
2		Fair Isaac Corp.	39
10		Intuit, Inc. (a)	416
1		JDA Software Group, Inc. (a)	38
10		Manhattan Associates, Inc. (a)	299
9		MICROS Systems, Inc. (a)	398
178		Microsoft Corp.	4,356
2		MicroStrategy, Inc., Class A (a)	165
16		Monotype Imaging Holdings, Inc. (a)	149
2		Nintendo Co., Ltd., (Japan)	577
85		Oracle Corp.	2,291
1		QLIK Technologies, Inc. (a)	18
1		Quest Software, Inc. (a)	25
1		RealD, Inc. (a)	11
—	(h)	Rovi Corp. (a)	7
1		SciQuest, Inc. (a)	17
11		Taleo Corp., Class A (a)	311
3		TIBCO Software, Inc. (a)	50
6		Websense, Inc. (a)	112
			10,407
		Total Information Technology	52,460
Materials — 2.7%
		Chemicals — 1.2%
1		Air Products & Chemicals, Inc.	65
6		Celanese Corp., Class A	186
1		Cytec Industries, Inc.	73
39		Dow Chemical Co. (The)	1,084
48		E.l. du Pont de Nemours & Co.	2,145
2		Eastman Chemical Co.	155
334		Huabao International Holdings Ltd., (Hong Kong)	518
2		Innophos Holdings, Inc.	54
17		Lanxess AG, (Germany)	918
2		Lubrizol Corp.	191
5		Minerals Technologies, Inc.	289
2		Monsanto Co.	99
11		PolyOne Corp. (a)	138
6		PPG Industries, Inc.	458
5		Sherwin-Williams Co. (The)	389
16		Spartech Corp. (a)	127
			6,889
		Construction Materials — 0.1%
12		Lafarge S.A., (France)	666
		Containers & Packaging — 0.2%
11		Bemis Co., Inc.	340
1		Boise, Inc. (a)	7
5		Greif, Inc., Class A	278
3		Myers Industries, Inc.	21
3		Rock-Tenn Co., Class A	139
			785
		Metals & Mining — 1.2%
6		Alcoa, Inc.	69
33		ArcelorMittal, (Luxembourg)	1,084
26		BHP Billiton plc, (United Kingdom)	837
6		Cliffs Natural Resources, Inc.	409
7		First Quantum Minerals Ltd., (Canada)	505
30		Freeport-McMoRan Copper & Gold, Inc.	2,553
2		Haynes International, Inc.	84
3		Hecla Mining Co. (a)	16
35		Kinross Gold Corp., (Canada)	660
2		Metals USA Holdings Corp. (a)	21
1		Newmont Mining Corp.	36
10		Worthington Industries, Inc.	153
			6,427
		Paper & Forest Products — 0.0% (g)
5		Buckeye Technologies, Inc.	69
1		Clearwater Paper Corp. (a)	38
1		Domtar Corp., (Canada)	45
3		Neenah Paper, Inc.	46
			198
		Total Materials	14,965
Telecommunication Services — 2.0%
		Diversified Telecommunication Services — 1.6%
68		AT&T, Inc.	1,932
265		BT Group plc, (United Kingdom)	583
195		Cable & Wireless Worldwide plc, (United Kingdom)	226
12		CenturyLink, Inc.	460
8		Consolidated Communications Holdings, Inc.	153
32		Frontier Communications Corp.	262
6		Global Crossing Ltd., (Bermuda) (a)	75
39		Koninklijke KPN N.V., (Netherlands)	602
210		Singapore Telecommunications Ltd., (Singapore)	501
61		Telefonica S.A., (Spain)	1,507
356		Telekomunikasi Indonesia Tbk PT, (Indonesia)	367
19		tw telecom, inc. (a)	358
55		Verizon Communications, Inc.	1,801
			8,827
		Wireless Telecommunication Services — 0.4%
5		American Tower Corp., Class A (a)	278
141		Sprint Nextel Corp. (a)	651
6		USA Mobility, Inc.	100
606		Vodafone Group plc, (United Kingdom)	1,495
			2,524
		Total Telecommunication Services	11,351
Utilities — 1.9%
		Electric Utilities — 0.6%
15		American Electric Power Co., Inc.	531
8		Edison International	269
4		El Paso Electric Co. (a)	95
9		Entergy Corp.	690
4		Exelon Corp.	166
3		FirstEnergy Corp.	111
11		NextEra Energy, Inc.	578
—	(h)	Northeast Utilities	10
20		NV Energy, Inc.	257
2		Portland General Electric Co.	45
3		PPL Corp.	74
10		Southern Co.	383
2		UniSource Energy Corp.	53
			3,262
		Gas Utilities — 0.3%
1		Laclede Group, Inc. (The)	38
2		New Jersey Resources Corp.	61
3		Nicor, Inc.	114
858		Perusahaan Gas Negara PT, (Indonesia)	369
2		Piedmont Natural Gas Co., Inc.	61
164		Snam Rete Gas S.p.A., (Italy)	833
2		Southwest Gas Corp.	54
			1,530
		Independent Power Producers & Energy Traders — 0.1%
5		AES Corp. (The) (a)	56
3		Constellation Energy Group, Inc.	101
66		International Power plc, (United Kingdom)	403
			560
		Multi-Utilities — 0.9%
2		Ameren Corp.	55
210		Centrica plc, (United Kingdom)	1,069
4		CMS Energy Corp.	70
3		DTE Energy Co.	142
28		GDF Suez, (France)	1,010
75		National Grid plc, (United Kingdom)	639
8		NorthWestern Corp.	234
10		PG&E Corp.	477
6		Public Service Enterprise Group, Inc.	184
5		SCANA Corp.	219
13		Sempra Energy	720
16		Xcel Energy, Inc.	367
			5,186
		Water Utilities — 0.0% (g)
6		American Water Works Co., Inc.	151
		Total Utilities	10,689
		Total Common Stocks (Cost $238,916)	278,438
Preferred Stocks — 0.2%
Consumer Discretionary — 0.2%
		Automobiles — 0.2%
9		Volkswagen AG, (Germany) (Cost $780)	1,041
PRINCIPAL AMOUNT ($)
Asset-Backed Securities — 1.2%
		Ally Auto Receivables Trust,
50		Series 2010-1, Class A3, 1.450%, 05/15/14	51
67		Series 2010-3, Class A4, 1.550%, 08/17/15	67
60		Bank of America Auto Trust, Series 2010-2, Class A3, 1.310%, 07/15/14	61
13		Capital One Auto Finance Trust, Series 2007-C, Class A3A, 5.130%, 04/16/12	13
200		Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3, 0.910%, 08/08/13	200
150		Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 09/20/19	180
125		CNH Equipment Trust, Series 2010-A, Class A3, 1.540%, 07/15/14	127
1,253		Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF4, SUB, 5.028%, 08/25/35	1,258
42		CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	40
100		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	112
65		Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.630%, 03/15/17	65
75		John Deere Owner Trust, Series 2009-B, Class A3, 1.570%, 10/15/13	76
		MASTR Asset Backed Securities Trust,
700		Series 2002-OPT1, Class M3, VAR, 3.781%, 11/25/32	637
250		Series 2005-OPT1, Class M1, VAR, 0.656%, 03/25/35	208
70		Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	71
1,278		Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M1, VAR, 1.306%, 05/25/33	1,026
250		New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.706%, 03/25/35	208
1,578		Option One Mortgage Loan Trust, Series 2004-2, Class M2, VAR, 1.306%, 05/25/34	1,212
789		Renaissance Home Equity Loan Trust, Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	736
180		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.526%, 06/25/35	166

		Total Asset-Backed Securities (Cost $6,374)	6,514
Collateralized Mortgage Obligations — 8.4%
		Agency CMO — 8.1%
484		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	575
		Federal Home Loan Mortgage Corp. REMICS,
11		Series 1087, Class I, 8.500%, 06/15/21	12
9		Series 1136, Class H, 6.000%, 09/15/21	10
8		Series 1254, Class N, 8.000%, 04/15/22	8
251		Series 1617, Class PM, 6.500%, 11/15/23	269
178		Series 1710, Class GH, 8.000%, 04/15/24	211
137		Series 1732, Class K, 6.500%, 05/15/24	148
178		Series 1843, Class Z, 7.000%, 04/15/26	191
221		Series 2033, Class K, 6.050%, 08/15/23	231
1,592		Series 2097, Class PD, 8.000%, 11/15/28	1,891
120		Series 2115, Class PE, 6.000%, 01/15/14	126
515		Series 2378, Class BD, 5.500%, 11/15/31	555
103		Series 2391, Class QR, 5.500%, 12/15/16	112
256		Series 2394, Class MC, 6.000%, 12/15/16	276
314		Series 2405, Class JF, 6.000%, 01/15/17	341
165		Series 2425, Class OB, 6.000%, 03/15/17	176
413		Series 2455, Class GK, 6.500%, 05/15/32	452
123		Series 2457, Class PE, 6.500%, 06/15/32	139
317		Series 2473, Class JZ, 6.500%, 07/15/32	350
45		Series 2503, Class TG, 5.500%, 09/15/17	50
48		Series 2508, Class AQ, 5.500%, 10/15/17	53
277		Series 2515, Class DE, 4.000%, 03/15/32	287
200		Series 2522, Class AH, 5.250%, 02/15/32	208
376		Series 2527, Class BP, 5.000%, 11/15/17	409
203		Series 2531, Class HN, 5.000%, 12/15/17	221
163		Series 2538, Class CB, 5.000%, 12/15/17	177
250		Series 2594, Class OL, 5.000%, 04/15/18	281
129		Series 2595, Class HO, 4.500%, 03/15/23	143
385		Series 2617, Class TJ, 4.500%, 08/15/16	395
350		Series 2627, Class KM, 4.500%, 06/15/18	386
839		Series 2636, Class Z, 4.500%, 06/15/18	899
536		Series 2651, Class VZ, 4.500%, 07/15/18	575
180		Series 2657, Class ME, 5.000%, 10/15/22	198
400		Series 2663, Class VQ, 5.000%, 06/15/22	438
575		Series 2695, Class DE, 4.000%, 01/15/17	596
500		Series 2699, Class TC, 4.000%, 11/15/18	545
400		Series 2715, Class NG, 4.500%, 12/15/18	448
133		Series 2727, Class PE, 4.500%, 07/15/32	145
500		Series 2733, Class PC, 4.500%, 06/15/28	519
500		Series 2744, Class TU, 5.500%, 05/15/32	537
345		Series 2748, Class LE, 4.500%, 12/15/17	363
291		Series 2756, Class NA, 5.000%, 02/15/24	320
500		Series 2763, Class PD, 4.500%, 12/15/17	527
150		Series 2764, Class OE, 4.500%, 03/15/19	163
230		Series 2773, Class CD, 4.500%, 04/15/24	252
160		Series 2775, Class WA, 4.500%, 04/15/19	166
37		Series 2778, Class TD, 4.250%, 06/15/33	38
114		Series 2780, Class JA, 4.500%, 04/15/19	118
130		Series 2780, Class JG, 4.500%, 04/15/19	135
500		Series 2780, Class MD, 5.000%, 09/15/31	524
325		Series 2780, Class TH, 5.000%, 09/15/29	340
179		Series 2783, Class AT, 4.000%, 04/15/19	196
224		Series 2809, Class UB, 4.000%, 09/15/17	230
100		Series 2809, Class UC, 4.000%, 06/15/19	109
1,000		Series 2835, Class HB, 5.500%, 08/15/24	1,116
455		Series 2864, Class NB, 5.500%, 07/15/33	507
400		Series 2877, Class AD, 4.000%, 10/15/19	432
150		Series 2899, Class KB, 4.500%, 03/15/19	162
310		Series 2910, Class BE, 4.500%, 12/15/19	346
300		Series 2921, Class MD, 5.000%, 06/15/33	320
104		Series 2922, Class GA, 5.500%, 05/15/34	113
138		Series 2931, Class AM, 4.500%, 07/15/19	145
520		Series 2931, Class DC, 4.000%, 06/15/18	555
225		Series 2966, Class NC, 5.000%, 04/15/31	236
300		Series 2988, Class TY, 5.500%, 06/15/25	338
149		Series 2998, Class PK, 5.500%, 07/15/35	154
125		Series 3000, Class PB, 3.900%, 01/15/23	133
500		Series 3028, Class ME, 5.000%, 02/15/34	544
290		Series 3031, Class AG, 5.000%, 02/15/34	315
100		Series 3064, Class OG, 5.500%, 06/15/34	109
500		Series 3078, Class PD, 5.500%, 07/15/34	547
330		Series 3098, Class PE, 5.000%, 06/15/34	357
395		Series 3106, Class PD, 5.500%, 06/15/34	431
200		Series 3121, Class JD, 5.500%, 03/15/26	224
300		Series 3151, Class PD, 6.000%, 11/15/34	328
350		Series 3151, Class UC, 5.500%, 08/15/35	385
500		Series 3184, Class PD, 5.500%, 07/15/34	542
298		Series 3216, Class JA, 5.500%, 11/15/24	308
342		Series 3261, Class MA, 5.500%, 01/15/17	360
500		Series 3312, Class LB, 5.500%, 11/15/25	531
600		Series 3334, Class CD, 6.000%, 07/15/34	648
300		Series 3334, Class MC, 5.000%, 04/15/33	313
361		Series 3349, Class DP, 6.000%, 09/15/36	404
204		Series 3688, Class GT, VAR, 7.148%, 11/15/46	231
20		Series 50, Class I, 8.000%, 06/15/20	23
189		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	214
		Federal National Mortgage Association REMICS,
14		Series 1990-7, Class B, 8.500%, 01/25/20	17
5		Series 1990-35, Class E, 9.500%, 04/25/20	5
16		Series 1990-76, Class G, 7.000%, 07/25/20	18
44		Series 1990-106, Class J, 8.500%, 09/25/20	53
8		Series 1991-73, Class A, 8.000%, 07/25/21	10
140		Series 1992-112, Class GB, 7.000%, 07/25/22	159
57		Series 1992-195, Class C, 7.500%, 10/25/22	68
154		Series 1997-42, Class PG, 7.000%, 07/18/12	160
205		Series 1998-37, Class VZ, 6.000%, 06/17/28	226
92		Series 1998-66, Class B, 6.500%, 12/25/28	103
267		Series 2002-19, Class PE, 6.000%, 04/25/17	290
468		Series 2002-24, Class AJ, 6.000%, 04/25/17	518
430		Series 2002-55, Class PG, 5.500%, 09/25/32	479
62		Series 2002-63, Class KC, 5.000%, 10/25/17	67
265		Series 2002-63, Class LB, 5.500%, 10/25/17	291
200		Series 2003-21, Class OU, 5.500%, 03/25/33	219
1,000		Series 2003-24, Class BC, 5.000%, 04/25/18	1,100
142		Series 2003-33, Class AC, 4.250%, 03/25/33	150
500		Series 2003-39, Class PG, 5.500%, 05/25/23	579
188		Series 2003-53, Class JL, 5.000%, 12/25/31	195
123		Series 2003-58, Class AD, 3.250%, 07/25/33	124
94		Series 2003-63, Class PE, 3.500%, 07/25/33	99
129		Series 2003-67, Class VQ, 7.000%, 01/25/19	135
297		Series 2003-81, Class CB, 4.750%, 09/25/18	310
500		Series 2003-81, Class LC, 4.500%, 09/25/18	551
194		Series 2003-81, Class YC, 5.000%, 09/25/33	204
550		Series 2003-83, Class PG, 5.000%, 06/25/23	601
302		Series 2003-110, Class WA, 4.000%, 08/25/33	319
433		Series 2003-113, Class KA, 4.500%, 11/25/18	450
500		Series 2003-122, Class TE, 5.000%, 12/25/22	551
805		Series 2004-32, Class AY, 4.000%, 05/25/19	891
500		Series 2004-36, Class PC, 5.500%, 02/25/34	566
724		Series 2004-53, Class NC, 5.500%, 07/25/24	785
300		Series 2005-18, Class EG, 5.000%, 03/25/25	328
69		Series 2005-23, Class TG, 5.000%, 04/25/35	76
180		Series 2005-34, Class PC, 5.500%, 06/25/32	188
188		Series 2005-38, Class TB, 6.000%, 11/25/34	212
379		Series 2005-58, Class EP, 5.500%, 07/25/35	424
500		Series 2005-67, Class HG, 5.500%, 01/25/35	557
283		Series 2005-68, Class BC, 5.250%, 06/25/35	310
400		Series 2005-118, Class PN, 6.000%, 01/25/32	438
574		Series 2006-43, Class LB, 5.500%, 04/25/35	632
385		Series 2006-45, Class NW, 5.500%, 01/25/35	424
427		Series 2007-65, Class KI, IF, IO, 6.364%, 07/25/37	38
500		Series 2007-79, Class PC, 5.000%, 01/25/32	534
400		Series 2008-65, Class CD, 4.500%, 08/25/23	444
343		Series 2009-50, Class PT, VAR, 5.846%, 05/25/37	379
548		Series 2010-35, Class SB, IF, IO, 6.164%, 04/25/40	52
669		Series 2010-64, Class DM, 5.000%, 06/25/40	723
400		Series 2010-111, Class AE, 5.500%, 04/25/38	431
95		Series G92-35, Class E, 7.500%, 07/25/22	108
		Government National Mortgage Association,
383		Series 2007-26, Class SW, IF, IO, 5.943%, 05/20/37	39
157		Series 2008-62, Class SA, IF, IO, 5.893%, 07/20/38	20
776		Series 2009-106, Class ST, VAR, 5.743%, 02/20/38	86
413		Series 2010-14, Class QP, 6.000%, 12/20/39	447

			45,618
		Non-Agency CMO — 0.3%
87		Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	89
745		Citicorp Mortgage Securities, Inc., Series 2005-7, Class 1A6, 5.500%, 10/25/35	738
122		Countrywide Alternative Loan Trust, Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	119
23		First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 2.870%, 02/25/35	22
51		GSR Mortgage Loan Trust, Series 2004-8F, Class 2A3, 6.000%, 09/25/34	54
46		MASTR Asset Securitization Trust, Series 2003-11, Class 3A1, 4.500%, 12/25/18	47
112		Medallion Trust, (Australia), Series 2005-2G, Class A, VAR, 0.379%, 08/22/36	108
89		Residential Accredit Loans, Inc., Series 2004-QS8, Class A12, 5.000%, 06/25/34	81
129		SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	134
57		Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 4.998%, 12/25/33	60
85		WaMu Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A6, VAR, 2.709%, 09/25/33	82
		Wells Fargo Mortgage-Backed Securities Trust,
105		Series 2004-7, Class 2A2, 5.000%, 07/25/19	110
46		Series 2004-EE, Class 3A1, VAR, 3.036%, 12/25/34	45

			1,689
		Total Collateralized Mortgage Obligations (Cost $43,410)	47,307
Commercial Mortgage-Backed Securities — 0.3%
		Banc of America Commercial Mortgage, Inc.,
100		Series 2005-3, Class A4, 4.668%, 07/10/43	105
100		Series 2005-3, Class AM, 4.727%, 07/10/43	92
50		Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	55
400		Series 2005-6, Class ASB, VAR, 5.346%, 09/10/47	430
300		Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	319
150		Series 2006-4, Class A4, 5.634%, 07/10/46	163
100		Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	110
140		CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	143
100		Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.838%, 05/12/39	109
150		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.043%, 08/15/39	168

		Total Commercial Mortgage-Backed Securities (Cost $1,569)	1,694
Corporate Bonds — 7.2%
Consumer Discretionary — 0.7%
		Auto Components — 0.0% (g)
125		Johnson Controls, Inc., 5.000%, 03/30/20	137

		Household Durables — 0.0% (g)
33		Newell Rubbermaid, Inc., 4.700%, 08/15/20	35

		Media — 0.6%
120		CBS Corp., 7.875%, 07/30/30	144
37		Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	43
		Comcast Corp.,
145		4.950%, 06/15/16 (a)	161
95		5.150%, 03/01/20	104
200		5.850%, 11/15/15	232
55		6.300%, 11/15/17	65
70		6.400%, 03/01/40	78
100		Cox Communications, Inc., 7.750%, 11/01/10 (m)	100
235		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 7.625%, 05/15/16	262
110		Discovery Communications LLC, 6.350%, 06/01/40	123
		NBC Universal, Inc.,
200		2.100%, 04/01/14 (e)	201
155		4.375%, 04/01/21 (e)	157
		News America, Inc.,
50		6.650%, 11/15/37	58
250		6.750%, 01/09/38	282
60		6.900%, 08/15/39	71
		Time Warner Cable, Inc.,
125		7.300%, 07/01/38	154
120		8.750%, 02/14/19	158
155		Time Warner Entertainment Co. LP, 8.375%, 07/15/33	201
		Time Warner, Inc.,
60		6.500%, 11/15/36	67
250		7.625%, 04/15/31	310
130		WPP Finance, (United Kingdom), 8.000%, 09/15/14	155

			3,126
		Multiline Retail — 0.1%
150		JC Penney Co., Inc., 5.650%, 06/01/20	153
140		Macy's Retail Holdings, Inc., 8.375%, 07/15/15	160
200		Target Corp., 7.000%, 01/15/38	258

			571
		Total Consumer Discretionary	3,869
Consumer Staples — 0.5%
		Beverages — 0.1%
100		Anheuser-Busch Cos., Inc., 7.550%, 10/01/30	128
		Anheuser-Busch InBev Worldwide, Inc.,
65		6.875%, 11/15/19 (e)	81
150		7.200%, 01/15/14 (e)	175
30		8.000%, 11/15/39 (e)	42

			426
		Food & Staples Retailing — 0.1%
110		CVS Caremark Corp., 6.125%, 09/15/39	121
45		CVS Pass-Through Trust, 7.507%, 01/10/32 (e)	52
		Kroger Co. (The),
25		5.400%, 07/15/40	26
100		6.400%, 08/15/17	120
90		Wal-Mart Stores, Inc., 6.200%, 04/15/38	109
185		Woolworths Ltd., (Australia), 2.550%, 09/22/15 (e)	187

			615
		Food Products — 0.1%
100		Bunge Ltd. Finance Corp., 5.875%, 05/15/13	108
71		General Mills, Inc., 6.000%, 02/15/12	76
100		Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	105
		Kraft Foods, Inc.,
158		5.375%, 02/10/20	176
100		6.500%, 08/11/17	120
110		6.875%, 01/26/39	134
40		7.000%, 08/11/37	49

			768
		Tobacco — 0.2%
		Altria Group, Inc.,
85		9.700%, 11/10/18	115
95		10.200%, 02/06/39	141
65		BAT International Finance plc, (United Kingdom), 9.500%, 11/15/18 (e)	88
		Philip Morris International, Inc.,
250		5.650%, 05/16/18	293
115		6.875%, 03/17/14	135

			772
		Total Consumer Staples	2,581
Energy — 0.3%
		Energy Equipment & Services — 0.0% (g)
50		Transocean, Inc., (Switzerland), 6.500%, 11/15/20	54
95		Weatherford International Ltd., (Bermuda), 6.750%, 09/15/40	99

			153
		Oil, Gas & Consumable Fuels — 0.3%
165		Canadian Natural Resources Ltd., (Canada), 4.900%, 12/01/14	184
200		Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	220
145		ConocoPhillips, 6.500%, 02/01/39	182
100		Marathon Oil Corp., 7.500%, 02/15/19	128
110		Nexen, Inc., (Canada), 6.400%, 05/15/37	120
		Shell International Finance B.V., (Netherlands),
135		3.100%, 06/28/15	142
125		5.500%, 03/25/40	143
		Suncor Energy, Inc., (Canada),
100		6.100%, 06/01/18	117
160		6.500%, 06/15/38	184
5		6.850%, 06/01/39	6

			1,426
		Total Energy	1,579
Financials — 3.3%
		Capital Markets — 0.8%
100		Bank of New York Mellon Corp. (The), 2.950%, 06/18/15	105
100		BlackRock, Inc., 6.250%, 09/15/17	120
40		Charles Schwab Corp. (The), 4.950%, 06/01/14	44
500		Credit Suisse USA, Inc., 6.500%, 01/15/12	535
		Goldman Sachs Group, Inc. (The),
361		3.700%, 08/01/15	369
375		4.750%, 07/15/13	403
195		5.950%, 01/18/18	214
130		6.150%, 04/01/18	144
80		6.250%, 09/01/17	90
245		7.500%, 02/15/19	291
100		Jefferies Group, Inc., 8.500%, 07/15/19	116
205		Lehman Brothers Holdings Capital Trust VII, 0.000%, 05/31/12 (d) (f) (i) (x)	–	(h)
450		Lehman Brothers Holdings, Inc., 6.625%, 01/18/12	99
		Merrill Lynch & Co., Inc.,
100		6.400%, 08/28/17	110
100		6.875%, 04/25/18	112
		Morgan Stanley,
100		5.500%, 01/26/20	103
100		5.500%, 07/24/20	103
125		5.625%, 09/23/19	130
500		5.750%, 10/18/16	541
175		6.000%, 05/13/14	192
215		6.625%, 04/01/18	238
		Nomura Holdings, Inc., (Japan),
100		5.000%, 03/04/15	108
100		6.700%, 03/04/20	114
		UBS AG, (Switzerland),
250		2.250%, 08/12/13	253
100		5.875%, 12/20/17	113

			4,647
		Commercial Banks — 1.0%
49		Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	52
		Barclays Bank plc, (United Kingdom),
150		5.200%, 07/10/14	166
100		6.750%, 05/22/19	119
150		Branch Banking & Trust Co., 4.875%, 01/15/13	160
		Credit Suisse, (Switzerland),
100		5.000%, 05/15/13	109
355		6.000%, 02/15/18	392
250		Discover Bank, 8.700%, 11/18/19	295
100		Fifth Third Bancorp, 6.250%, 05/01/13	109
		HSBC Bank USA N.A.,
240		4.625%, 04/01/14	257
265		4.875%, 08/24/20	277
		Lloyds TSB Bank plc, (United Kingdom),
150		4.375%, 01/12/15 (e)	154
115		5.800%, 01/13/20 (e)	120
250		National City Corp., 4.900%, 01/15/15	276
325		Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	325
125		PNC Funding Corp., 4.375%, 08/11/20	128
		Royal Bank of Scotland plc (The), (United Kingdom),
115		4.875%, 08/25/14 (e)	122
305		4.875%, 03/16/15	321
220		Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	243
300		SunTrust Banks, Inc., 5.000%, 09/01/15	325
		Svenska Handelsbanken AB, (Sweden),
105		4.875%, 06/10/14 (e)	115
100		5.125%, 03/30/20 (e)	109
120		U.S. Bancorp, 2.000%, 06/14/13	123
50		UnionBanCal Corp., 5.250%, 12/16/13	55
250		Wachovia Corp., 5.500%, 05/01/13	275
		Wells Fargo & Co.,
400		3.750%, 10/01/14	424
300		6.375%, 08/01/11 (m)	313
100		Westpac Banking Corp., (Australia), 4.200%, 02/27/15	107

			5,471
		Consumer Finance — 0.2%
		American Express Co.,
135		6.150%, 08/28/17	155
100		7.000%, 03/19/18	121
120		American General Finance Corp., 4.000%, 03/15/11	119
345		Capital One Financial Corp., 7.375%, 05/23/14	403
100		HSBC Finance Corp., 5.000%, 06/30/15	109

			907
		Diversified Financial Services — 0.8%
85		AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20	90
		Bank of America Corp.,
240		4.500%, 04/01/15	252
190		5.625%, 07/01/20	201
690		5.650%, 05/01/18	731
150		6.500%, 08/01/16	168
175		BP Capital Markets plc, (United Kingdom), 5.250%, 11/07/13	191
		Citigroup, Inc.,
644		5.000%, 09/15/14	669
240		5.375%, 08/09/20	248
295		5.500%, 10/15/14	320
50		6.125%, 11/21/17	55
50		8.125%, 07/15/39	63
175		8.500%, 05/22/19	217
65		CME Group, Inc., 5.750%, 02/15/14	74
		General Electric Capital Corp.,
150		5.625%, 05/01/18	166
550		5.875%, 02/15/12	586
350		5.875%, 01/14/38	356
100		Teco Finance, Inc., 5.150%, 03/15/20	109
		Xstrata Finance Canada Ltd., (Canada),
55		5.800%, 11/15/16 (e)	61
45		6.900%, 11/15/37 (e)	50

			4,607
		Insurance — 0.3%
100		ACE INA Holdings, Inc., 5.875%, 06/15/14	114
350		Allstate Corp. (The), 6.125%, 02/15/12	374
28		AON Corp., 6.250%, 09/30/40	29
100		Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	114
30		CNA Financial Corp., 5.875%, 08/15/20	31
		MetLife, Inc.,
100		5.875%, 02/06/41	109
80		6.750%, 06/01/16	95
100		Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e)	109
100		Principal Life Income Funding Trusts, 5.100%, 04/15/14	109
150		Protective Life Secured Trusts, 4.000%, 04/01/11 (m)	152
270		Prudential Financial, Inc., 7.375%, 06/15/19	329
75		Travelers Property Casualty Corp., 7.750%, 04/15/26	96

			1,661
		Real Estate Investment Trusts (REITs) — 0.1%
60		CommonWealth REIT, 6.650%, 01/15/18	65
40		Duke Realty LP, 6.750%, 03/15/20	45
		Health Care REIT, Inc.,
95		4.700%, 09/15/17	96
100		6.125%, 04/15/20	107
85		Liberty Property LP, 4.750%, 10/01/20	86
50		Mack-Cali Realty LP, 7.750%, 08/15/19	59
187		Simon Property Group LP, 5.650%, 02/01/20	208

			666
		Thrifts & Mortgage Finance — 0.1%
300		Countrywide Home Loans, Inc., 4.000%, 03/22/11 (m)	305
190		Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	201

			506
		Total Financials	18,465
Health Care — 0.0% (g)
		Pharmaceuticals — 0.0% (g)
150		Pharmacia Corp., 6.500%, 12/01/18	188

Industrials — 0.5%
		Aerospace & Defense — 0.1%
100		Lockheed Martin Corp., 4.250%, 11/15/19	109
100		Northrop Grumman Systems Corp., 7.750%, 03/01/16	126
180		United Technologies Corp., 5.400%, 05/01/35	196

			431
		Airlines — 0.0% (g)
122		Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	128

		Building Products — 0.0% (g)
130		Owens Corning, 6.500%, 12/01/16	141

		Commercial Services & Supplies — 0.1%
50		Browning-Ferris Industries, Inc., 9.250%, 05/01/21	64
150		Pitney Bowes, Inc., 3.875%, 06/15/13	157
100		Republic Services, Inc., 6.200%, 03/01/40	113
240		Waste Management, Inc., 4.750%, 06/30/20	257

			591
		Industrial Conglomerates — 0.1%
15		General Electric Co., 5.250%, 12/06/17	17
100		Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	107
35		Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	46
125		Tyco International Ltd./Tyco International Finance S.A., (Bermuda), 7.000%, 12/15/19	156

			326
		Road & Rail — 0.2%
		Burlington Northern Santa Fe LLC,
100		5.650%, 05/01/17	116
30		5.750%, 05/01/40	33
50		Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	62
150		CSX Corp., 7.375%, 02/01/19	188
350		Norfolk Southern Corp., 7.050%, 05/01/37	450
20		Ryder System, Inc., 3.600%, 03/01/16	20
250		Union Pacific Corp., 6.650%, 01/15/11 (m)	254
100		United Parcel Service of America, Inc., 8.375%, 04/01/20	142

			1,265
		Total Industrials	2,882
Information Technology — 0.2%
		Communications Equipment — 0.0% (g)
		Cisco Systems, Inc.,
100		4.450%, 01/15/20	110
100		5.500%, 01/15/40	110

			220
		Computers & Peripherals — 0.0% (g)
100		International Business Machines Corp., 5.700%, 09/14/17	119

		Electronic Equipment, Instruments & Components — 0.0% (g)
150		Arrow Electronics, Inc., 6.000%, 04/01/20	162

		IT Services — 0.0% (g)
75		HP Enterprise Services LLC, 6.000%, 08/01/13	85

		Office Electronics — 0.1%
205		Xerox Corp., 4.250%, 02/15/15	220

		Software — 0.1%
95		Microsoft Corp., 4.500%, 10/01/40	95
		Oracle Corp.,
55		3.875%, 07/15/20 (e)	58
100		5.250%, 01/15/16	116
75		5.750%, 04/15/18	89
70		6.125%, 07/08/39	83

			441
		Total Information Technology	1,247
Materials — 0.2%
		Chemicals — 0.1%
100		PPG Industries, Inc., 9.000%, 05/01/21	132
100		Praxair, Inc., 5.200%, 03/15/17	115

			247
		Metals & Mining — 0.1%
		Anglo American Capital plc, (United Kingdom),
150		9.375%, 04/08/14 (e)	185
100		9.375%, 04/08/19 (e)	135
35		BHP Billiton Finance USA Ltd., (Australia), 6.500%, 04/01/19	43
35		Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	43
101		Teck Resources Ltd., (Canada), 9.750%, 05/15/14	125
		Vale Overseas Ltd., (Cayman Islands),
105		5.625%, 09/15/19	116
60		6.875%, 11/21/36	68

			715
		Paper & Forest Products — 0.0% (g)
100		International Paper Co., 7.950%, 06/15/18	121

		Total Materials	1,083
Telecommunication Services — 0.6%
		Diversified Telecommunication Services — 0.5%
		AT&T, Inc.,
6		5.350%, 09/01/40 (e)	6
250		5.875%, 02/01/12	266
285		6.300%, 01/15/38	322
250		BellSouth Corp., 6.000%, 10/15/11 (m)	264
		British Telecommunications plc, (United Kingdom),
150		5.950%, 01/15/18	167
180		9.375%, 12/15/10 (m)	183
35		9.875%, 12/15/30	49
		Cellco Partnership/Verizon Wireless Capital LLC,
90		7.375%, 11/15/13	106
210		8.500%, 11/15/18	286
		Telecom Italia Capital S.A., (Luxembourg),
230		6.175%, 06/18/14	254
30		6.999%, 06/04/18	34
60		7.721%, 06/04/38	68
		Telefonica Emisiones SAU, (Spain),
75		5.134%, 04/27/20	81
75		7.045%, 06/20/36	90
		Verizon Communications, Inc.,
110		6.100%, 04/15/18	131
335		8.750%, 11/01/18	456

			2,763
		Wireless Telecommunication Services — 0.1%
345		America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	372

		Total Telecommunication Services	3,135
Utilities — 0.9%
		Electric Utilities — 0.5%
125		Appalachian Power Co., 3.400%, 05/24/15	132
100		Carolina Power & Light Co., 5.125%, 09/15/13	111
90		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	102
		Consolidated Edison Co. of New York, Inc.,
90		5.700%, 06/15/40	101
50		6.300%, 08/15/37	60
80		Detroit Edison Co. (The), 6.400%, 10/01/13	92
500		Duke Energy Carolinas LLC, 6.250%, 01/15/12	535
94		Exelon Generation Co. LLC, 5.750%, 10/01/41	94
50		Florida Power & Light Co., 5.950%, 10/01/33	58
100		Indiana Michigan Power Co., 7.000%, 03/15/19	123
		Nevada Power Co.,
75		5.375%, 09/15/40	77
50		6.500%, 08/01/18	61
		Nisource Finance Corp.,
185		6.800%, 01/15/19	220
100		10.750%, 03/15/16	132
125		Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40 (e)	127
100		Pacific Gas & Electric Co., 6.050%, 03/01/34	113
10		PacifiCorp, 5.650%, 07/15/18	12
100		Progress Energy, Inc., 6.000%, 12/01/39	113
188		PSEG Power LLC, 5.125%, 04/15/20	207
20		San Diego Gas & Electric Co., 5.350%, 05/15/40	22
		Southern California Edison Co.,
40		4.500%, 09/01/40	39
100		5.500%, 08/15/18	118

			2,649

		Gas Utilities— 0.3%
100		AGL Capital Corp., 5.250%, 08/15/19	106
150		ANR Pipeline Co., 9.625%, 11/01/21	221
100		CenterPoint Energy Resources Corp., 7.875%, 04/01/13	115
		DCP Midstream LLC,
140		5.350%, 03/15/20 (e)	151
60		9.750%, 03/15/19 (e)	80
65		Enbridge Energy Partners LP, 9.875%, 03/01/19	89
		Enterprise Products Operating LLC,
40		6.450%, 09/01/40	45
50		6.650%, 04/15/18	59
50		7.550%, 04/15/38	62
150		9.750%, 01/31/14	184
		Kinder Morgan Energy Partners LP,
50		6.500%, 09/01/39	54
115		6.850%, 02/15/20	137
		Plains All American Pipeline LP/PAA Finance Corp.,
115		3.950%, 09/15/15	121
100		5.750%, 01/15/20	110
85		TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	96
90		Williams Partners LP, 6.300%, 04/15/40	99

			1,729
		Multi-Utilities — 0.1%
		Dominion Resources, Inc.,
135		5.200%, 08/15/19	154
210		6.250%, 06/30/12	229
60		DTE Energy Co., 6.375%, 04/15/33	65
		Midamerican Energy Holdings Co.,
100		5.750%, 04/01/18	117
120		6.125%, 04/01/36	137
35		MidAmerican Energy Holdings Co., 6.500%, 09/15/37	42
95		Xcel Energy, Inc., 4.700%, 05/15/20	103

			847
		Water Utilities — 0.0% (g)
100		American Water Capital Corp., 6.593%, 10/15/37	113

		Total Utilities	5,338
		Total Corporate Bonds (Cost $38,208)	40,367
Foreign Government Securities — 0.0% (g)
100		Province of Ontario, (Canada), 2.950%, 02/05/15	106
60		United Mexican States, (Mexico), 6.375%, 01/16/13	67

		Total Foreign Government Securities (Cost $160)	173
SHARES
Investment Companies — 19.4%
1,662		JPMorgan Emerging Markets Debt Fund, Select Class Shares (b)	13,678
997		JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	23,464
3,363		JPMorgan High Yield Fund, Ultra Shares (b)	27,002
605		JPMorgan International Realty Fund, Select Class Shares (b)	6,064
590		JPMorgan Realty Income Fund, Institutional Class Shares (b)	5,231
2,033		JPMorgan Value Advantage Fund, Institutional Class Shares (b)	33,601
		Total Investment Companies (Cost $82,687)	109,040
PRINCIPAL AMOUNT ($)
Mortgage Pass-Through Securities — 0.8%
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
58		6.000%, 04/01/14	63
17		6.500%, 03/01/13 - 06/01/13	18
12		7.000%, 06/01/13	13
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
217		6.500%, 11/01/22 - 03/01/26	239
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
139		6.000%, 12/01/36	150
5		6.500%, 02/01/26	5
5		7.000%, 02/01/26	5
23		7.500%, 05/01/26 - 08/01/27	27
20		8.000%, 04/01/25 - 05/01/25	23
14		8.500%, 07/01/26	17
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
38		7.000%, 12/01/14 - 03/01/16	41
		Federal National Mortgage Association, 15 Year, Single Family,
63		4.500%, 05/01/19	67
75		5.000%, 10/01/19	80
711		6.000%, 01/01/14 - 01/01/24	769
51		6.500%, 05/01/11 - 04/01/13	56
18		7.000%, 06/01/13	19
		Federal National Mortgage Association, 30 Year, Single Family,
425		5.000%, 03/01/36	449
537		6.000%, 05/01/33 - 04/01/35	588
835		6.500%, 02/01/26 - 10/01/38	914
299		7.000%, 03/01/26 - 04/01/37	335
37		7.500%, 05/01/26 - 11/01/26	43
65		8.000%, 11/01/22 - 06/01/24	75
33		8.500%, 11/01/18	36
25		9.000%, 08/01/24	29
3		Government National Mortgage Association II, 15 Year, Single Family, 5.500%, 04/20/11	3
		Government National Mortgage Association II, 30 Year, Single Family,
11		8.000%, 07/20/28	12
61		8.500%, 09/20/25	72
59		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 09/15/13	61
		Government National Mortgage Association, 30 Year, Single Family,
85		6.500%, 01/15/24 - 03/15/28	95
155		7.000%, 04/15/24 - 05/15/26	176
29		7.500%, 06/15/25 - 05/15/26	33
37		8.000%, 04/15/24 - 09/15/27	43
110		8.500%, 06/15/22 - 12/15/22	129
5		10.000%, 07/15/18	5

		Total Mortgage Pass-Through Securities (Cost $4,512)	4,690
U.S. Government Agency Securities — 0.0% (g)
		Tennessee Valley Authority,
44		4.625%, 09/15/60	46
65		5.250%, 09/15/39	75

		Total U.S. Government Agency Securities (Cost $108)	121
U.S. Treasury Obligations — 8.2%
		U.S. Treasury Bonds,
45		4.375%, 05/15/40 (m)	51
115		4.625%, 02/15/40 (m)	134
5,000		5.375%, 02/15/31 (m)	6,437
5,000		6.250%, 08/15/23 (m)	6,772
		U.S. Treasury Bonds STRIPS,
1,705		02/15/15 (m)	1,621
3,000		08/15/16 (m)	2,709
2,000		U.S. Treasury Inflation Indexed Notes, 2.375%, 04/15/11	2,224
		U.S. Treasury Notes,
6,105		0.875%, 01/31/11 (k)	6,119
25		1.125%, 06/30/11 (k)	25
55		1.250%, 11/30/10 (k)	55
1,115		1.375%, 10/15/12 (m)	1,136
885		1.375%, 11/15/12 (m)	902
30		2.125%, 05/31/15 (m)	31
2,000		2.625%, 06/30/14 (m)	2,129
5,000		2.625%, 02/29/16 (m)	5,314
2,000		2.750%, 11/30/16 (m)	2,125
1,000		2.750%, 02/15/19 (m)	1,038
600		3.125%, 10/31/16 (m)	651
5,450		3.250%, 12/31/16 (m)	5,948
55		3.500%, 05/15/20 (m)	60
95		4.250%, 09/30/12	102
255		4.250%, 11/15/14	289

		Total U.S. Treasury Obligations (Cost $42,678)	45,872
NUMBER OF RIGHTS
Rights — 0.0% (g)
Consumer Discretionary — 0.0% (g)
		Auto Components — 0.0% (g)
7		Compagnie Generale des Etablissements Michelin, (France), expiring 10/13/10 (a) (Cost $—)	20

SHARES
Short-Term Investment — 4.8%
		Investment Company — 4.8%
26,745		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $26,745)	26,745
		Total Investments — 100.0% (Cost $486,147)	562,022
		Other Assets in Excess of Liabilities — 0.0%	268
		NET ASSETS — 100.0%	$562,290

Percentages indicated are based on net assets.
Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
51	Hang Seng Index	10/28/10	$7,338	$97
2	TOPIX Index	12/09/10	198	1
28	10 Year Commonwealth Treasury Bond	12/15/10	2,920	16
40	DAX	12/17/10	8,508	(59)
13	Dow Jones Euro STOXX 50 Index	12/17/10	485	(5)
129	E-mini Russell 2000	12/17/10	8,701	545
343	E-mini S&P 500	12/17/10	19,494	659
101	FTSE 100 Index	12/17/10	8,773	(24)
22	10 Year Government of Canada Bond	12/20/10	2,704	19
8	30 Year U.S. Treasury Bond	12/21/10	1,070	12
26	Long Gilt	12/29/10	5,078	(18)
14	2 Year U.S. Treasury Note	12/31/10	3,073	7
214	5 Year U.S. Treasury Note	12/31/10	25,866	167
	Short Futures Outstanding
(58)	CAC 40 Index	10/15/10	(2,934)	45
(361)	OMX Stockholm 30 Index	10/15/10	(5,820)	(16)
(15)	Euro Bund	12/08/10	(2,688)	(6)
(3)	10 Year Japanese Government Bond	12/09/10	(5,154)	(47)
(40)	TOPIX Index	12/09/10	(3,960)	(53)
(26)	SFE SPI 200 Index	12/16/10	(2,890)	39
(278)	Dow Jones Euro STOXX 50 Index	12/17/10	(10,377)	128
(20)	FTSE MIB Index	12/17/10	(2,781)	57
(22)	10 Year U.S. Treasury Note	12/21/10	(2,773)	(19)
(103)	5 Year U.S. Treasury Note	12/31/10	(12,449)	(79)
				$1,466

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 09/30/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
17,501,214	JPY
1,598,002	for HKD	Union Bank of Switzerland AG	11/24/10	$206	#	$210	#	$4
4,015,502	AUD	Citibank, N.A.	11/24/10	$3,574		$3,856		$282
474,509	AUD	HSBC Bank, N.A.	11/24/10	439		456		17

3,183,315	CHF	Citibank, N.A.	11/24/10	3,080		3,241		161

380,000	EUR	BNP Paribas	11/24/10	519		518		(1)
619,721	EUR	Goldman Sachs International	11/24/10	798		845		47
815,472	EUR	Morgan Stanley	11/24/10	1,099		1,111		12
373,522	EUR	State Street Bank & Trust	11/24/10	503		509		6
145,937	EUR	Union Bank of Switzerland AG	11/24/10	185		199		14

133,956,915	JPY	Goldman Sachs International	11/24/10	1,570		1,605		35

2,602,173	NOK	Goldman Sachs International	11/24/10	420		441		21

11,601,905	SEK	HSBC Bank, N.A.	11/24/10	1,580		1,719		139

766,049	SGD	HSBC Bank, N.A.	11/24/10	566		583		17

				$14,539		$15,293		$754

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 09/30/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
373,728	AUD	Credit Suisse International	11/24/10	$347		$359		$(12)

673,796	CAD	Citibank, N.A.	11/24/10	652		654		(2)
160,000	CAD	HSBC Bank, N.A.	11/24/10	156		155		1
256,440	CAD	Westpac Banking Corp.	11/24/10	247		249		(2)

4,105,970	EUR	Citibank, N.A.	11/24/10	5,290		5,596		(306)
277,530	EUR	HSBC Bank, N.A.	11/24/10	355		378		(23)

587,663	GBP	Goldman Sachs International	11/24/10	913		923		(10)
529,867	GBP	Union Bank of Switzerland AG	11/24/10	831		832		(1)
441,941	GBP	Westpac Banking Corp.	11/24/10	682		694		(12)

19,504,124	HKD	Goldman Sachs International	11/24/10	2,511		2,514		(3)

22,029,754	JPY	Royal Bank of Canada	11/24/10	262		264		(2)

1,505,064	NOK	Royal Bank of Scotland	11/24/10	255		255		–	(h)

				$12,501		$12,873		$(372)

_____________________________
# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 09/30/10 of the currency being sold, and the value at 09/30/10 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
IF	—
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2010. The rate may be subject to a cap and floor.

IO	—
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	—	Japanese Yen
NOK	—	Norwegian Krone
REMICS	—	Real Estate Mortgage Investment Conduits
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2010.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2010.

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		Defaulted Security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of less than $1,000 which amounts to less than 0.1% of total investments.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)		All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)		The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)
Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2010.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,859
Aggregate gross unrealized depreciation	(4,984)
Net unrealized appreciation/depreciation	$75,875
Federal income tax cost of investments	$486,147

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$26,710	$6,444	$–	$33,154
Consumer Staples	16,885	5,174	–	22,059
Energy	20,169	5,686	–	25,855
Financials	30,124	15,673	–	45,797
Health Care	24,382	5,111	–	29,493
Industrials	22,519	10,096	–	32,615
Information Technology	46,852	5,608	–	52,460
Materials	10,942	4,023	–	14,965
Telecommunication Services	6,070	5,281	–	11,351
Utilities	6,366	4,323	–	10,689
Total Common Stocks	211,019	67,419	–	278,438
Preferred Stocks
Consumer Discretionary	–	1,041	–	1,041
Total Preferred Stocks	–	1,041	–	1,041
Debt Securities
Asset-Backed Securities	–	6,514	–	6,514
Collateralized Mortgage Obligations	–	47,307	–	47,307
Commercial Mortgage-Backed Securities	–	1,694	–	1,694
Corporate Bonds
Consumer Discretionary	–	3,869	–	3,869
Consumer Staples	–	2,581	–	2,581
Energy	–	1,579	–	1,579
Financials	–	18,465	–	18,465
Health Care	–	188	–	188
Industrials	–	2,882	–	2,882
Information Technology	–	1,247	–	1,247
Materials	–	1,083	–	1,083
Telecommunication Services	–	3,135	–	3,135
Utilities	–	5,338	–	5,338
Total Corporate Bonds	–	40,367	–	40,367
Foreign Government Securities	–	173	–	173
Mortgage Pass-Through Securities	–	4,690	–	4,690
U.S. Government Agency Securities	–	121	–	121
U.S. Treasury Obligations	–	45,872	–	45,872
Investment Companies	109,040	–	–	109,040
Rights
Consumer Discretionary	–	20	–	20
Short-Term Investments
Investment Companies	26,745	–	–	26,745
Total Investments in Securities	$346,804	$215,218	$–	$562,022
Appreciation in Other Financial Instruments
Futures Contracts	$1,792	$–	$–	$1,792
Forward Foreign Currency Exchange Contracts	–	756	–	756
Total Appreciation in Other Financial Instruments	$1,792	$756	$–	$2,548

Depreciation in Other Financial Instruments
Futures Contracts	$(326)	$–	$–	$(326)
Forward Foreign Currency Exchange Contracts	–	(374)	–	(374)
Total Depreciation in Other Financial Instruments	$(326)	$(374)	$–	$(700)

There were no significant transfers between Levels 1 and 2 during the three months ended September 30, 2010.
JPMorgan Dynamic Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.8%
Consumer Discretionary — 23.7%
	Hotels, Restaurants & Leisure — 6.3%
750	McDonald's Corp.	55,883
2,140	Starwood Hotels & Resorts Worldwide, Inc.	112,457

		168,340
	Internet & Catalog Retail — 7.1%
960	Amazon.com, Inc. (a)	150,778
110	priceline.com, Inc. (a)	38,317

		189,095
	Media — 2.5%
1,610	DIRECTV, Class A (a)	67,024

	Specialty Retail — 1.7%
1,020	Bed Bath & Beyond, Inc. (a)	44,278

	Textiles, Apparel & Luxury Goods — 6.1%
640	Coach, Inc.	27,494
1,070	Fossil, Inc. (a)	57,555
960	NIKE, Inc., Class B	76,935

		161,984
	Total Consumer Discretionary	630,721
Energy — 3.5%
	Oil, Gas & Consumable Fuels — 3.5%
430	EOG Resources, Inc.	39,977
700	Occidental Petroleum Corp.	54,810

	Total Energy	94,787
Financials — 4.1%
	Capital Markets — 1.1%
190	Goldman Sachs Group, Inc. (The)	27,470

	Consumer Finance — 3.0%
2,040	Capital One Financial Corp.	80,682

	Total Financials	108,152
Health Care — 14.2%
	Biotechnology — 4.9%
2,250	Celgene Corp. (a)	129,623

	Health Care Providers & Services — 5.1%
2,790	Express Scripts, Inc. (a)	135,873

	Pharmaceuticals — 4.2%
2,140	Teva Pharmaceutical Industries Ltd., (Israel), ADR	112,885

	Total Health Care	378,381
Industrials — 8.9%
	Machinery — 3.6%
1,070	Cummins, Inc.	96,921

	Road & Rail — 5.3%
1,710	Union Pacific Corp.	139,878

	Total Industrials	236,799
Information Technology — 39.9%
	Communications Equipment — 3.9%
3,430	Juniper Networks, Inc. (a)	104,100

	Computers & Peripherals — 15.3%
890	Apple, Inc. (a)	252,537
3,110	NetApp, Inc. (a)	154,847

		407,384
	Internet Software & Services — 4.5%
640	Baidu, Inc., (China), ADR (a)	65,677
106	Google, Inc., Class A (a)	55,734

		121,411
	IT Services — 8.4%
1,615	Cognizant Technology Solutions Corp., Class A (a)	104,119
530	MasterCard, Inc., Class A	118,720

		222,839
	Semiconductors & Semiconductor Equipment — 5.3%
5,140	ARM Holdings plc, (United Kingdom), ADR	96,427
1,290	Broadcom Corp., Class A	45,653

		142,080
	Software — 2.5%
6,110	Activision Blizzard, Inc.	66,110

	Total Information Technology	1,063,924
Materials — 1.5%
	Metals & Mining — 1.5%
480	Freeport-McMoRan Copper & Gold, Inc.	40,987

	Total Common Stocks (Cost $1,914,328)	2,553,751
Short-Term Investment — 5.5%
	Investment Company — 5.5%
145,268	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $145,268)	145,268
	Total Investments — 101.3% (Cost $2,059,596)	2,699,019
	Liabilities in Excess of Other Assets — (1.3)%	(34,662)
	NET ASSETS — 100.0%	$2,664,357

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	-	American Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)		The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$675,596
Aggregate gross unrealized depreciation	(36,173)
Net unrealized appreciation/depreciation	$639,423
Federal income tax cost of investments	$2,059,596

Dynamic Growth Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$2,489,707	$209,312	$–	$2,699,019

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of two ADRs, the reported values of which are at the evaluated prices. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Dynamic Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.9%
Consumer Discretionary — 16.9%
	Auto Components — 1.0%
106	Gentex Corp.	2,068

	Diversified Consumer Services — 2.3%
52	American Public Education, Inc. (a) (c)	1,707
82	Lincoln Educational Services Corp. (a)	1,186
57	Sotheby's	2,103

		4,996
	Hotels, Restaurants & Leisure — 3.1%
50	DineEquity, Inc. (a)	2,258
17	Gaylord Entertainment Co. (a)	513
307	Morgans Hotel Group Co. (a) (c)	2,244
39	Vail Resorts, Inc. (a) (c)	1,463

		6,478
	Internet & Catalog Retail — 0.7%
54	HSN, Inc. (a)	1,612

	Media — 1.8%
24	Morningstar, Inc. (a) (c)	1,069
155	National CineMedia, Inc.	2,778

		3,847
	Specialty Retail — 4.7%
112	hhgregg, Inc. (a) (c)	2,766
27	J. Crew Group, Inc. (a) (c)	904
42	Lumber Liquidators Holdings, Inc. (a) (c)	1,022
220	OfficeMax, Inc. (a)	2,877
175	Talbots, Inc. (a) (c)	2,293

		9,862
	Textiles, Apparel & Luxury Goods — 3.3%
183	CROCS, Inc. (a) (c)	2,386
31	G-III Apparel Group Ltd. (a) (c)	966
58	Oxford Industries, Inc.	1,389
50	Under Armour, Inc., Class A (a) (c)	2,261

		7,002
	Total Consumer Discretionary	35,865
Consumer Staples — 0.9%
	Food & Staples Retailing — 0.9%
135	Susser Holdings Corp. (a)	1,895

Energy — 3.9%
	Energy Equipment & Services — 1.2%
22	CARBO Ceramics, Inc. (c)	1,814
95	Global Geophysical Services, Inc. (a)	694

		2,508
	Oil, Gas & Consumable Fuels — 2.7%
45	Concho Resources, Inc. (a)	2,958
91	Forest Oil Corp. (a)	2,712

		5,670
	Total Energy	8,178
Financials — 6.7%
	Capital Markets — 3.5%
26	Affiliated Managers Group, Inc. (a) (c)	2,044
160	Financial Engines, Inc. (a) (c)	2,120
223	Gleacher & Co., Inc. (a)	359
14	Greenhill & Co., Inc.	1,126
174	PennantPark Investment Corp.	1,841

		7,490
	Commercial Banks — 1.5%
27	City National Corp. (c)	1,438
91	Columbia Banking System, Inc. (c)	1,786

		3,224
	Diversified Financial Services — 0.7%
45	MSCI, Inc., Class A (a)	1,508

	Insurance — 0.8%
27	ProAssurance Corp. (a)	1,572

	Thrifts & Mortgage Finance — 0.2%
10	WSFS Financial Corp.	383

	Total Financials	14,177
Health Care — 21.0%
	Biotechnology — 5.3%
23	Acorda Therapeutics, Inc. (a)	750
19	Alexion Pharmaceuticals, Inc. (a) (c)	1,191
276	Ariad Pharmaceuticals, Inc. (a) (c)	1,055
94	AVEO Pharmaceuticals, Inc. (a) (c)	1,052
222	Halozyme Therapeutics, Inc. (a) (c)	1,708
118	Idenix Pharmaceuticals, Inc. (a)	365
97	Incyte Corp., Ltd. (a) (c)	1,548
40	Onyx Pharmaceuticals, Inc. (a)	1,060
29	Pharmasset, Inc. (a)	861
80	Theravance, Inc. (a) (c)	1,608

		11,198
	Health Care Equipment & Supplies — 3.2%
157	Insulet Corp. (a) (c)	2,223
64	Masimo Corp.	1,748
137	MELA Sciences, Inc. (a) (c)	894
52	Thoratec Corp. (a) (c)	1,919

		6,784
	Health Care Providers & Services — 4.3%
172	Emeritus Corp. (a) (c)	2,934
107	Health Net, Inc. (a)	2,901
128	Healthspring, Inc. (a)	3,310

		9,145
	Health Care Technology — 3.4%
127	MedAssets, Inc. (a)	2,678
215	Omnicell, Inc. (a)	2,814
125	Vital Images, Inc. (a)	1,658

		7,150
	Life Sciences Tools & Services — 2.4%
185	Bruker Corp. (a)	2,601
296	Enzo Biochem, Inc. (a) (c)	1,125
64	Icon plc, (Ireland), ADR (a)	1,375

		5,101
	Pharmaceuticals — 2.4%
119	Cumberland Pharmaceuticals, Inc. (a) (c)	692
136	Nektar Therapeutics (a) (c)	2,004
145	Sucampo Pharmaceuticals, Inc., Class A (a)	544
121	ViroPharma, Inc. (a)	1,800

		5,040
	Total Health Care	44,418
Industrials — 18.5%
	Aerospace & Defense — 2.6%
74	DigitalGlobe, Inc. (a)	2,259
70	HEICO Corp. (c)	3,183

		5,442
	Building Products — 3.2%
55	Lennox International, Inc. (c)	2,280
76	Simpson Manufacturing Co., Inc. (c)	1,962
129	Trex Co., Inc. (a) (c)	2,454

		6,696
	Commercial Services & Supplies — 0.8%
70	GEO Group, Inc. (The) (a)	1,641

	Construction & Engineering — 0.6%
104	Orion Marine Group, Inc. (a)	1,296

	Electrical Equipment — 3.2%
71	Baldor Electric Co. (c)	2,872
81	EnerSys (a)	2,023
135	Generac Holdings, Inc. (a)	1,844

		6,739
	Industrial Conglomerates — 0.8%
61	Carlisle Cos., Inc.	1,827

	Machinery — 2.3%
81	Graco, Inc.	2,570
49	Wabtec Corp.	2,361

		4,931
	Professional Services — 0.8%
84	Heidrick & Struggles International, Inc.	1,634

	Road & Rail — 3.4%
208	Avis Budget Group, Inc. (a) (c)	2,423
32	Landstar System, Inc.	1,238
77	Marten Transport Ltd.	1,785
67	Old Dominion Freight Line, Inc. (a) (c)	1,702

		7,148
	Trading Companies & Distributors — 0.8%
115	Rush Enterprises, Inc., Class A (a)	1,769

	Total Industrials	39,123
Information Technology — 27.3%
	Communications Equipment — 2.7%
69	Riverbed Technology, Inc. (a)	3,163
61	ViaSat, Inc. (a) (c)	2,506

		5,669
	Computers & Peripherals — 0.9%
105	Compellent Technologies, Inc. (a) (c)	1,900

	Internet Software & Services — 5.1%
78	Archipelago Learning, Inc. (a)	936
586	Art Technology Group, Inc. (a)	2,418
99	DealerTrack Holdings, Inc. (a) (c)	1,698
81	LogMeIn, Inc. (a)	2,925
106	Rackspace Hosting, Inc. (a) (c)	2,764

		10,741
	IT Services — 0.1%
12	NCI, Inc., Class A (a)	219

	Semiconductors & Semiconductor Equipment — 6.1%
89	Cavium Networks, Inc. (a) (c)	2,560
45	Cymer, Inc. (a)	1,650
44	Hittite Microwave Corp. (a)	2,082
127	Mellanox Technologies Ltd., (Israel) (a)	2,494
124	Monolithic Power Systems, Inc. (a)	2,025
72	Varian Semiconductor Equipment Associates, Inc. (a) (c)	2,081

		12,892
	Software — 12.4%
37	ANSYS, Inc. (a) (c)	1,546
73	Blackboard, Inc. (a) (c)	2,613
119	BroadSoft, Inc. (a)	1,032
40	Concur Technologies, Inc. (a) (c)	1,953
137	Fortinet, Inc. (a)	3,423
129	NetSuite, Inc. (a) (c)	3,043
162	Nuance Communications, Inc. (a) (c)	2,531
57	RealPage, Inc. (a)	1,095
123	SolarWinds, Inc. (a)	2,128
99	Sourcefire, Inc. (a) (c)	2,858
110	Taleo Corp., Class A (a) (c)	3,180
55	TIBCO Software, Inc. (a)	976

		26,378
	Total Information Technology	57,799
Materials — 2.2%
	Chemicals — 1.4%
136	Innospec, Inc., (United Kingdom) (a)	2,071
41	STR Holdings, Inc. (a) (c)	877

		2,948
	Metals & Mining — 0.8%
118	Commercial Metals Co. (c)	1,713

	Total Materials	4,661
Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
77	Cbeyond, Inc. (a) (c)	984

	Total Common Stocks (Cost $171,151)	207,100
Short-Term Investment — 1.8%
	Investment Company — 1.8%
3,801	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $3,801)	3,801
Investments of Cash Collateral for Securities on Loan — 30.6%
	Investment Company — 30.6%
64,740	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $64,740)	64,740

	Total Investments — 130.3% (Cost $239,692)	275,641
	Liabilities in Excess of Other Assets — (30.3)%	(64,136)
	NET ASSETS — 100.0%	$211,505

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)		The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$42,686
Aggregate gross unrealized depreciation	(6,737)
Net unrealized appreciation/depreciation	$35,949
Federal income tax cost of investments	$239,692

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$275,641	$–	$–	$275,641

There were no significant transfers between Levels 1 and 2 during the three months ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.2%
Consumer Discretionary — 16.2%
	Hotels, Restaurants & Leisure — 1.9%
33	McDonald's Corp.	2,436
69	Yum! Brands, Inc. (c)	3,183

		5,619
	Household Durables — 1.9%
65	Fortune Brands, Inc.	3,200
154	Lennar Corp., Class A (c)	2,372

		5,572
	Internet & Catalog Retail — 0.7%
72	Expedia, Inc.	2,034

	Media — 4.8%
139	Comcast Corp., Class A	2,506
142	Gannett Co., Inc. (c)	1,738
50	McGraw-Hill Cos., Inc. (The)	1,643
72	Omnicom Group, Inc.	2,858
83	Time Warner, Inc.	2,532
85	Walt Disney Co. (The)	2,811

		14,088
	Multiline Retail — 0.8%
97	Macy's, Inc.	2,249

	Specialty Retail — 4.7%
10	AutoZone, Inc. (a) (c)	2,175
172	Gap, Inc. (The)	3,204
111	Home Depot, Inc.	3,500
61	Tiffany & Co. (c)	2,862
48	TJX Cos., Inc.	2,151

		13,892
	Textiles, Apparel & Luxury Goods — 1.4%
32	NIKE, Inc., Class B	2,597
21	V.F. Corp.	1,677

		4,274
	Total Consumer Discretionary	47,728
Consumer Staples — 8.0%
	Food & Staples Retailing — 3.5%
68	Safeway, Inc.	1,434
116	Walgreen Co.	3,893
96	Wal-Mart Stores, Inc.	5,138

		10,465
	Food Products — 2.3%
65	General Mills, Inc.	2,382
47	JM Smucker Co. (The)	2,820
26	Mead Johnson Nutrition Co.	1,497

		6,699
	Household Products — 1.0%
50	Procter & Gamble Co. (The)	2,972

	Tobacco — 1.2%
64	Philip Morris International, Inc.	3,580

	Total Consumer Staples	23,716
Energy — 13.3%
	Oil, Gas & Consumable Fuels — 13.3%
75	Chevron Corp.	6,043
105	ConocoPhillips	6,017
118	Devon Energy Corp.	7,659
142	El Paso Corp.	1,762
76	EQT Corp.	2,752
113	Exxon Mobil Corp.	6,975
60	Marathon Oil Corp.	1,999
100	Teekay Corp., (Canada)	2,678
181	Williams Cos., Inc. (The)	3,453

	Total Energy	39,338
Financials — 26.0%
	Capital Markets — 5.2%
24	Affiliated Managers Group, Inc. (a)	1,841
108	Charles Schwab Corp. (The)	1,496
11	Goldman Sachs Group, Inc. (The)	1,518
119	Invesco Ltd.	2,528
57	Morgan Stanley	1,407
61	Northern Trust Corp.	2,923
70	T. Rowe Price Group, Inc.	3,520

		15,233
	Commercial Banks — 7.7%
47	BancorpSouth, Inc. (c)	673
100	BB&T Corp.	2,413
17	City National Corp.	886
30	M&T Bank Corp.	2,446
145	TCF Financial Corp. (c)	2,343
142	U.S. Bancorp	3,079
393	Wells Fargo & Co.	9,879
103	Wilmington Trust Corp. (c)	920

		22,639
	Consumer Finance — 1.8%
86	American Express Co.	3,631
43	Capital One Financial Corp. (c)	1,685

		5,316
	Diversified Financial Services — 3.2%
533	Bank of America Corp.	6,982
646	Citigroup, Inc. (a)	2,521

		9,503
	Insurance — 5.9%
17	Arch Capital Group Ltd., (Bermuda) (a) (c)	1,442
108	Loews Corp.	4,093
85	MetLife, Inc.	3,276
47	Prudential Financial, Inc.	2,563
40	Transatlantic Holdings, Inc.	2,033
46	Travelers Cos., Inc. (The)	2,412
63	Validus Holdings Ltd., (Bermuda)	1,663

		17,482
	Real Estate Management & Development — 1.8%
94	Brookfield Asset Management, Inc., (Canada), Class A	2,653
170	Brookfield Properties Corp. (c)	2,640

		5,293
	Thrifts & Mortgage Finance — 0.4%
88	People's United Financial, Inc.	1,146

	Total Financials	76,612
Health Care — 11.2%
	Health Care Equipment & Supplies — 2.2%
59	Baxter International, Inc.	2,815
20	Becton, Dickinson & Co.	1,467
55	Covidien plc, (Ireland)	2,207

		6,489
	Health Care Providers & Services — 1.7%
110	Lincare Holdings, Inc.	2,765
65	UnitedHealth Group, Inc.	2,289

		5,054
	Pharmaceuticals — 7.3%
28	Abbott Laboratories	1,478
86	Johnson & Johnson	5,298
193	Merck & Co., Inc.	7,096
51	Novartis AG, (Switzerland), ADR (c)	2,947
272	Pfizer, Inc.	4,677

		21,496
	Total Health Care	33,039
Industrials — 6.7%
	Aerospace & Defense — 3.3%
50	Honeywell International, Inc.	2,188
17	L-3 Communications Holdings, Inc.	1,250
88	United Technologies Corp.	6,240

		9,678
	Electrical Equipment — 1.6%
45	Cooper Industries plc	2,217
51	Emerson Electric Co.	2,680

		4,897
	Industrial Conglomerates — 1.8%
320	General Electric Co.	5,198

	Total Industrials	19,773
Information Technology — 7.5%
	Communications Equipment — 1.9%
95	Cisco Systems, Inc. (a)	2,085
79	QUALCOMM, Inc.	3,583

		5,668
	Computers & Peripherals — 1.7%
11	Apple, Inc. (a)	3,235
42	Hewlett-Packard Co.	1,779

		5,014
	Electronic Equipment, Instruments & Components — 0.5%
53	Tyco Electronics Ltd., (Switzerland)	1,555

	IT Services — 0.9%
19	International Business Machines Corp.	2,535

	Software — 2.5%
295	Microsoft Corp.	7,222

	Total Information Technology	21,994
Materials — 2.2%
	Chemicals — 1.2%
58	Dow Chemical Co. (The)	1,595
42	E.l. du Pont de Nemours & Co.	1,888

		3,483
	Construction Materials — 0.4%
28	Vulcan Materials Co. (c)	1,030

	Containers & Packaging — 0.6%
57	Bemis Co., Inc.	1,822

	Total Materials	6,335
Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 3.1%
125	AT&T, Inc.	3,575
46	Frontier Communications Corp. (c)	377
159	Verizon Communications, Inc.	5,182

	Total Telecommunication Services	9,134
Utilities — 3.0%
	Gas Utilities — 0.4%
30	Energen Corp.	1,349

	Multi-Utilities — 2.3%
166	CMS Energy Corp. (c)	2,982
47	PG&E Corp.	2,144
30	Sempra Energy	1,587

		6,713
	Water Utilities — 0.3%
37	American Water Works Co., Inc.	852

	Total Utilities	8,914
	Total Common Stocks (Cost $241,972)	286,583
Short-Term Investment — 2.3%
	Investment Company — 2.3%
6,837	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $6,837)	6,837
Investment of Cash Collateral for Securities on Loan — 8.3%
	Investment Company — 8.3%
24,462	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $24,462)	24,462

	Total Investments — 107.8% (Cost $273,271)	317,882
	Liabilities in Excess of Other Assets — (7.8)%	(23,125)

	NET ASSETS — 100.0%	$294,757

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,811
Aggregate gross unrealized depreciation	(8,200)
Net unrealized appreciation/depreciation	$44,611
Federal income tax cost of investments	$273,271

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$314,935	$2,947	$—	$317,882

There were no significant transfers into and out of Levels 1 and 2 during the three months ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of an ADR, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.6%
Consumer Discretionary — 10.0%
	Automobiles — 0.5%
578	Ford Motor Co. (a) (c)	7,075

	Hotels, Restaurants & Leisure — 1.3%
143	Darden Restaurants, Inc.	6,130
178	Starbucks Corp.	4,553
303	Wyndham Worldwide Corp.	8,321

		19,004
	Household Durables — 0.4%
72	Whirlpool Corp. (c)	5,789

	Media — 3.9%
416	Gannett Co., Inc. (c)	5,085
218	Time Warner Cable, Inc.	11,791
830	Time Warner, Inc.	25,444
437	Viacom, Inc., Class B	15,801

		58,121
	Multiline Retail — 1.2%
170	Big Lots, Inc. (a) (c)	5,642
123	Dollar Tree, Inc. (a)	5,988
293	Macy's, Inc.	6,761

		18,391
	Specialty Retail — 2.0%
100	Advance Auto Parts, Inc.	5,862
39	AutoZone, Inc. (a)	8,813
106	Limited Brands, Inc.	2,828
188	Signet Jewelers Ltd., (Bermuda) (a)	5,954
182	Williams-Sonoma, Inc. (c)	5,754

		29,211
	Textiles, Apparel & Luxury Goods — 0.7%
62	Deckers Outdoor Corp. (a)	3,087
333	Jones Apparel Group, Inc.	6,546

		9,633
	Total Consumer Discretionary	147,224
Consumer Staples — 9.6%
	Food & Staples Retailing — 2.5%
210	Safeway, Inc.	4,450
619	Wal-Mart Stores, Inc.	33,129

		37,579
	Food Products — 0.8%
421	Del Monte Foods Co.	5,514
351	Tyson Foods, Inc., Class A	5,629

		11,143
	Household Products — 2.0%
84	Energizer Holdings, Inc. (a)	5,661
362	Kimberly-Clark Corp.	23,548

		29,209
	Personal Products — 0.4%
105	Herbalife Ltd., (Cayman Islands)	6,312

	Tobacco — 3.9%
718	Altria Group, Inc.	17,243
320	Lorillard, Inc.	25,675
269	Philip Morris International, Inc.	15,064

		57,982
	Total Consumer Staples	142,225
Energy — 10.4%
	Energy Equipment & Services — 2.3%
164	Cameron International Corp. (a)	7,054
131	Halliburton Co.	4,329
411	National Oilwell Varco, Inc.	18,264
236	Patterson-UTI Energy, Inc. (c)	4,022

		33,669
	Oil, Gas & Consumable Fuels — 8.1%
147	Apache Corp.	14,371
490	Chevron Corp.	39,674
84	Cimarex Energy Co.	5,566
76	Devon Energy Corp.	4,940
647	Exxon Mobil Corp.	39,981
189	Occidental Petroleum Corp.	14,818

		119,350
	Total Energy	153,019
Financials — 16.2%
	Capital Markets — 3.0%
531	Ameriprise Financial, Inc.	25,123
114	Goldman Sachs Group, Inc. (The)	16,470
95	Morgan Stanley	2,353

		43,946
	Commercial Banks — 2.8%
1,123	Huntington Bancshares, Inc.	6,369
460	PNC Financial Services Group, Inc.	23,889
444	Wells Fargo & Co.	11,169

		41,427
	Consumer Finance — 0.7%
245	Capital One Financial Corp.	9,678

	Diversified Financial Services — 3.3%
1,784	Bank of America Corp.	23,391
6,408	Citigroup, Inc. (a)	24,992

		48,383
	Insurance — 4.4%
221	ACE Ltd., (Switzerland)	12,879
179	Alterra Capital Holdings Ltd., (Bermuda)	3,571
165	Endurance Specialty Holdings Ltd., (Bermuda)	6,583
99	Genworth Financial, Inc., Class A (a)	1,205
107	Hartford Financial Services Group, Inc.	2,465
286	Lincoln National Corp.	6,846
458	Prudential Financial, Inc.	24,809
334	XL Group PLC, (Bermuda)	7,239

		65,597
	Real Estate Investment Trusts (REITs) — 2.0%
45	Alexandria Real Estate Equities, Inc. (c)	3,122
72	Digital Realty Trust, Inc. (c)	4,448
235	Douglas Emmett, Inc. (c) (m)	4,113
148	Realty Income Corp. (c)	4,977
64	Simon Property Group, Inc. (c)	5,911
310	UDR, Inc. (c)	6,537

		29,108
	Total Financials	238,139
Health Care — 12.2%
	Biotechnology — 2.4%
346	Amgen, Inc. (a)	19,085
127	Biogen Idec, Inc. (a)	7,144
100	Cephalon, Inc. (a) (c)	6,213
35	Genzyme Corp. (a)	2,456

		34,898
	Health Care Equipment & Supplies — 1.6%
131	Cooper Cos., Inc. (The)	6,059
34	Hospira, Inc. (a)	1,916
140	Kinetic Concepts, Inc. (a) (c)	5,121
141	Medtronic, Inc.	4,725
170	Sirona Dental Systems, Inc. (a)	6,123

		23,944
	Health Care Providers & Services — 3.0%
286	Aetna, Inc.	9,031
133	AMERIGROUP Corp. (a)	5,640
182	Health Net, Inc. (a)	4,946
99	Humana, Inc. (a)	4,974
548	UnitedHealth Group, Inc.	19,226

		43,817
	Life Sciences Tools & Services — 0.5%
155	Thermo Fisher Scientific, Inc. (a)	7,431

	Pharmaceuticals — 4.7%
209	Endo Pharmaceuticals Holdings, Inc. (a)	6,934
567	Merck & Co., Inc.	20,882
2,060	Pfizer, Inc.	35,368
278	Warner Chilcott PLC, (Ireland), Class A	6,245

		69,429
	Total Health Care	179,519
Industrials — 10.6%
	Aerospace & Defense — 2.1%
112	Boeing Co. (The)	7,472
378	General Dynamics Corp.	23,761

		31,233
	Air Freight & Logistics — 0.4%
94	United Parcel Service, Inc., Class B	6,256

	Airlines — 0.6%
47	Alaska Air Group, Inc. (a)	2,393
275	UAL Corp. (a)	6,508

		8,901
	Commercial Services & Supplies — 0.3%
299	R.R. Donnelley & Sons Co.	5,068

	Electrical Equipment — 0.5%
165	Thomas & Betts Corp. (a)	6,760

	Industrial Conglomerates — 0.3%
109	Tyco International Ltd., (Switzerland)	4,011

	Machinery — 4.9%
297	Cummins, Inc.	26,929
307	Eaton Corp.	25,324
84	Joy Global, Inc.	5,893
99	Parker Hannifin Corp.	6,957
165	Timken Co.	6,345

		71,448
	Road & Rail — 1.1%
273	Norfolk Southern Corp.	16,264

	Trading Companies & Distributors — 0.4%
163	WESCO International, Inc. (a) (c)	6,420

	Total Industrials	156,361
Information Technology — 18.2%
	Communications Equipment — 0.6%
208	QUALCOMM, Inc.	9,389

	Computers & Peripherals — 4.8%
184	Apple, Inc. (a)	52,210
166	Hewlett-Packard Co.	6,981
158	Lexmark International, Inc., Class A (a)	7,037
112	SanDisk Corp. (a)	4,094

		70,322
	IT Services — 4.1%
102	Alliance Data Systems Corp. (a) (c)	6,650
209	Amdocs Ltd., (United Kingdom) (a)	5,981
80	Computer Sciences Corp.	3,680
335	International Business Machines Corp.	44,890

		61,201
	Office Electronics — 1.8%
2,520	Xerox Corp.	26,078

	Semiconductors & Semiconductor Equipment — 1.8%
171	Applied Materials, Inc.	2,001
146	Intel Corp.	2,809
474	Intersil Corp., Class A (c)	5,540
353	Marvell Technology Group Ltd., (Bermuda) (a)	6,185
355	Novellus Systems, Inc. (a)	9,428

		25,963
	Software — 5.1%
354	Intuit, Inc. (a)	15,522
1,770	Microsoft Corp.	43,354
611	Oracle Corp.	16,403

		75,279
	Total Information Technology	268,232
Materials — 5.0%
	Chemicals — 3.4%
217	Celanese Corp., Class A	6,972
47	Cytec Industries, Inc.	2,644
320	E.l. du Pont de Nemours & Co.	14,287
80	Eastman Chemical Co.	5,891
66	Lubrizol Corp.	7,005
170	PPG Industries, Inc.	12,376

		49,175
	Metals & Mining — 1.6%
75	Cliffs Natural Resources, Inc.	4,800
224	Freeport-McMoRan Copper & Gold, Inc.	19,119

		23,919
	Total Materials	73,094
Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 3.1%
492	AT&T, Inc. (m)	14,066
435	CenturyLink, Inc. (c)	17,146
96	Frontier Communications Corp.	788
402	Verizon Communications, Inc.	13,091

	Total Telecommunication Services	45,091
Utilities — 3.3%
	Electric Utilities — 1.2%
481	American Electric Power Co., Inc.	17,418

	Independent Power Producers & Energy Traders — 0.2%
80	Constellation Energy Group, Inc.	2,576

	Multi-Utilities — 1.9%
114	DTE Energy Co.	5,250
438	Sempra Energy	23,537

		28,787
	Total Utilities	48,781
	Total Common Stocks (Cost $1,259,879)	1,451,685

Short-Term Investment — 0.7%
	Investment Company — 0.7%
9,662	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $9,662)	9,662
Investment of Cash Collateral for Securities on Loan — 0.7%
	Investment Company — 6.3%
90,621	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $92,834)	92,834
	Total Investments — 105.6% (Cost $1,362,375)	1,554,181
	Liabilities in Excess of Other Assets — (5.6)%	(81,951)
	NET ASSETS — 100.0%	$1,472,230

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
320	E-mini S&P 500	12/17/10	$18,187	$509

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$203,527
Aggregate gross unrealized depreciation	(11,721)
Net unrealized appreciation/depreciation	$191,806
Federal income tax cost of investments	$1,362,375

Intrepid America Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$1,554,181	$–	$–	$1,554,181
Appreciation in Other Financial Instruments
Futures Contracts	$509	$–	$–	$509

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# All Portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Investment (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.8%
Consumer Discretionary — 14.0%
	Auto Components — 0.2%
27	TRW Automotive Holdings Corp. (a) (c)	1,114

	Automobiles — 0.8%
374	Ford Motor Co. (a) (c)	4,579

	Diversified Consumer Services — 0.6%
77	Hillenbrand, Inc.	1,646
24	ITT Educational Services, Inc. (a)	1,679

		3,325
	Hotels, Restaurants & Leisure — 2.5%
46	Darden Restaurants, Inc.	1,947
358	Starbucks Corp.	9,147
92	Wyndham Worldwide Corp.	2,535

		13,629
	Household Durables — 0.3%
22	Whirlpool Corp.	1,814

	Leisure Equipment & Products — 0.3%
75	Mattel, Inc.	1,752

	Media — 3.2%
300	DIRECTV, Class A (a)	12,468
157	Gannett Co., Inc. (c)	1,925
46	Omnicom Group, Inc.	1,816
24	Viacom, Inc., Class B	880

		17,089
	Multiline Retail — 1.8%
66	Big Lots, Inc. (a) (c)	2,185
22	Dollar Tree, Inc. (a)	1,092
106	Macy's, Inc.	2,438
71	Target Corp.	3,789

		9,504
	Specialty Retail — 3.7%
37	Advance Auto Parts, Inc. (m)	2,183
15	AutoZone, Inc. (a) (c)	3,411
80	Limited Brands, Inc.	2,150
70	Signet Jewelers Ltd., (Bermuda) (a)	2,212
171	TJX Cos., Inc.	7,636
73	Williams-Sonoma, Inc. (c)	2,311

		19,903
	Textiles, Apparel & Luxury Goods — 0.6%
34	Deckers Outdoor Corp. (a)	1,699
88	Jones Apparel Group, Inc.	1,722

		3,421
	Total Consumer Discretionary	76,130
Consumer Staples — 9.5%
	Food & Staples Retailing — 3.0%
51	Safeway, Inc.	1,085
280	Wal-Mart Stores, Inc.	14,986

		16,071
	Food Products — 0.6%
122	Del Monte Foods Co.	1,602
109	Tyson Foods, Inc., Class A	1,743
		3,345
	Household Products — 1.6%
15	Energizer Holdings, Inc. (a)	1,028
115	Kimberly-Clark Corp.	7,455

		8,483
	Personal Products — 0.4%
36	Herbalife Ltd., (Cayman Islands)	2,167

	Tobacco — 3.9%
274	Altria Group, Inc.	6,586
109	Lorillard, Inc.	8,746
109	Philip Morris International, Inc.	6,078

		21,410
	Total Consumer Staples	51,476
Energy — 9.9%
	Energy Equipment & Services — 2.7%
56	Cameron International Corp. (a)	2,418
94	Halliburton Co.	3,115
202	National Oilwell Varco, Inc.	9,001

		14,534
	Oil, Gas & Consumable Fuels — 7.2%
45	Apache Corp.	4,409
57	Chevron Corp.	4,644
31	Cimarex Energy Co.	2,032
418	Exxon Mobil Corp.	25,822
31	Occidental Petroleum Corp.	2,455

		39,362
	Total Energy	53,896
Financials — 5.1%
	Capital Markets — 1.5%
178	Ameriprise Financial, Inc.	8,406

	Consumer Finance — 0.2%
28	Capital One Financial Corp. (c)	1,103

	Diversified Financial Services — 0.9%
117	Bank of America Corp.	1,534
810	Citigroup, Inc. (a)	3,159

		4,693
	Insurance — 1.8%
81	Alterra Capital Holdings Ltd., (Bermuda)	1,622
41	Lincoln National Corp.	990
128	Prudential Financial, Inc.	6,908

		9,520
	Real Estate Investment Trusts (REITs) — 0.7%
29	Digital Realty Trust, Inc. (c)	1,758
23	Simon Property Group, Inc. (c)	2,158

		3,916
	Total Financials	27,638
Health Care — 10.1%
	Biotechnology — 1.9%
123	Amgen, Inc. (a)	6,784
37	Cephalon, Inc. (a) (c)	2,298
19	Genzyme Corp. (a)	1,345

		10,427
	Health Care Equipment & Supplies — 4.1%
47	Cooper Cos., Inc. (The)	2,182
61	Hill-Rom Holdings, Inc.	2,200
47	Hospira, Inc. (a)	2,657
63	Kinetic Concepts, Inc. (a)	2,290
81	Medtronic, Inc.	2,723
64	Sirona Dental Systems, Inc. (a)	2,292
70	St. Jude Medical, Inc. (a)	2,762
95	Zimmer Holdings, Inc. (a)	4,971

		22,077
	Health Care Providers & Services — 2.0%
88	Aetna, Inc. (m)	2,785
56	Community Health Systems, Inc. (a) (c)	1,719
68	Health Net, Inc. (a)	1,843
37	Humana, Inc. (a)	1,849
76	UnitedHealth Group, Inc.	2,679

		10,875
	Life Sciences Tools & Services — 0.2%
53	PerkinElmer, Inc.	1,231

	Pharmaceuticals — 1.9%
78	Endo Pharmaceuticals Holdings, Inc. (a)	2,583
303	Pfizer, Inc.	5,195
116	Warner Chilcott plc, (Ireland), Class A (c)	2,602

		10,380
	Total Health Care	54,990
Industrials — 12.4%
	Aerospace & Defense — 2.4%
62	Boeing Co. (The)	4,092
142	General Dynamics Corp.	8,900

		12,992
	Air Freight & Logistics — 0.6%
47	United Parcel Service, Inc., Class B	3,121

	Airlines — 1.2%
355	Delta Air Lines, Inc. (a) (c)	4,133
104	UAL Corp. (a) (c)	2,453

		6,586
	Commercial Services & Supplies — 0.4%
112	R.R. Donnelley & Sons Co.	1,895

	Electrical Equipment — 1.7%
15	Cooper Industries plc	734
111	Emerson Electric Co.	5,834
62	Thomas & Betts Corp. (a)	2,523

		9,091
	Industrial Conglomerates — 0.4%
66	Tyco International Ltd., (Switzerland)	2,424

	Machinery — 5.3%
121	Cummins, Inc.	10,942
110	Eaton Corp.	9,099
35	Gardner Denver, Inc.	1,871
31	Joy Global, Inc.	2,166
37	Parker Hannifin Corp.	2,557
62	Timken Co.	2,382

		29,017
	Trading Companies & Distributors — 0.4%
59	WESCO International, Inc. (a) (c)	2,326

	Total Industrials	67,452
Information Technology — 30.1%
	Communications Equipment — 1.7%
48	Harris Corp.	2,104
158	QUALCOMM, Inc.	7,133

		9,237
	Computers & Peripherals — 10.7%
119	Apple, Inc. (a)	33,809
215	Dell, Inc. (a)	2,785
135	EMC Corp. (a)	2,742
256	Hewlett-Packard Co.	10,759
58	Lexmark International, Inc., Class A (a) (c)	2,597
71	NetApp, Inc. (a) (c)	3,515
54	SanDisk Corp. (a)	1,961

		58,168
	IT Services — 5.5%
32	Alliance Data Systems Corp. (a) (c)	2,065
89	Amdocs Ltd., (United Kingdom) (a)	2,551
184	International Business Machines Corp.	24,729
27	Lender Processing Services, Inc.	904

		30,249
	Office Electronics — 0.8%
401	Xerox Corp.	4,149

	Semiconductors & Semiconductor Equipment — 2.7%
35	Analog Devices, Inc.	1,092
197	Applied Materials, Inc.	2,295
80	Intel Corp.	1,541
187	Intersil Corp., Class A (c)	2,186
209	Marvell Technology Group Ltd., (Bermuda) (a)	3,655
141	Novellus Systems, Inc. (a)	3,741

		14,510
	Software — 8.7%
205	Intuit, Inc. (a)	8,990
815	Microsoft Corp.	19,951
677	Oracle Corp.	18,175

		47,116
	Total Information Technology	163,429
Materials — 5.3%
	Chemicals — 3.4%
41	Ashland, Inc.	1,990
79	Celanese Corp., Class A	2,529
46	E.l. du Pont de Nemours & Co.	2,057
15	Eastman Chemical Co.	1,073
25	Lubrizol Corp.	2,596
113	PPG Industries, Inc.	8,190

		18,435
	Metals & Mining — 1.9%
29	Cliffs Natural Resources, Inc.	1,847
100	Freeport-McMoRan Copper & Gold, Inc. (c)	8,501

		10,348
	Total Materials	28,783
Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
144	CenturyLink, Inc. (c)	5,680

Utilities — 0.4%
	Gas Utilities — 0.4%
46	Energen Corp.	2,103

	Total Common Stocks (Cost $453,419)	531,577
Short-Term Investment — 0.3%
	Investment Company — 0.3%
1,477	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $1,477)	1,477
Investment of Cash Collateral for Securities on Loan — 7.8%
	Investment Company — 7.8%
42,642	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $42,642)	42,642

	Total Investments — 105.9% (Cost $497,538)	575,696
	Liabilities in Excess of Other Assets — (5.9)%	(31,903)
	NET ASSETS — 100.0%	$543,793

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
240	E-mini S&P 500	12/17/10	$13,640	$86

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$83,673
Aggregate gross unrealized depreciation	(5,515)
Net unrealized appreciation/depreciation	$78,158
Federal income tax cost of investments	$497,538

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$575,696	$–	$–	$575,696
Appreciation in Other Financial Instruments
Futures Contracts	$86	$–	$–	$86

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.2%
Consumer Discretionary — 10.6%
		Auto Components — 0.5%
1		Autoliv, Inc., (Sweden)	62

		Automobiles — 0.3%
3		Ford Motor Co. (a)	32

		Hotels, Restaurants & Leisure — 2.2%
1		Cracker Barrel Old Country Store, Inc.	35
2		Darden Restaurants, Inc.	79
2		Starbucks Corp.	46
3		Wyndham Worldwide Corp.	94

			254
		Household Durables — 0.7%
1		Whirlpool Corp.	83

		Media — 3.8%
6		Gannett Co., Inc.	75
4		Omnicom Group, Inc.	138
3		Time Warner Cable, Inc.	151
2		Time Warner, Inc.	70

			434
		Multiline Retail — 0.9%
4		Macy's, Inc.	98

		Specialty Retail — 1.9%
1		Advance Auto Parts, Inc.	35
3		Signet Jewelers Ltd., (Bermuda) (a)	97
3		Williams-Sonoma, Inc.	92

			224
		Textiles, Apparel & Luxury Goods — 0.3%
2		Jones Apparel Group, Inc.	36

		Total Consumer Discretionary	1,223
Consumer Staples — 8.8%
		Beverages — 0.8%
5		Constellation Brands, Inc., Class A (a)	89

		Food & Staples Retailing — 2.4%
5		Wal-Mart Stores, Inc.	274

		Food Products — 1.3%
5		Del Monte Foods Co.	68
5		Tyson Foods, Inc., Class A	83

			151
		Household Products — 1.0%
1		Energizer Holdings, Inc. (a)	88
1		Kimberly-Clark Corp.	34

			122
		Personal Products — 0.8%
2		Herbalife Ltd., (Cayman Islands)	98

		Tobacco — 2.5%
2		Altria Group, Inc.	56
3		Lorillard, Inc.	231

			287
		Total Consumer Staples	1,021
Energy — 9.7%
		Energy Equipment & Services — 2.7%
1		Cameron International Corp. (a)	57
5		National Oilwell Varco, Inc.	222
2		Patterson-UTI Energy, Inc.	31

			310
		Oil, Gas & Consumable Fuels — 7.0%
1		Apache Corp.	88
5		Chevron Corp.	373
1		Cimarex Energy Co.	86
–	(h)	Devon Energy Corp.	23
4		Exxon Mobil Corp.	244

			814
		Total Energy	1,124
Financials — 15.7%
		Capital Markets — 1.8%
3		Ameriprise Financial, Inc.	128
5		Apollo Investment Corp.	48
–	(h)	Goldman Sachs Group, Inc. (The)	36

			212
		Commercial Banks — 3.3%
2		BB&T Corp.	37
–	(h)	Comerica, Inc.	11
3		PNC Financial Services Group, Inc.	179
6		Wells Fargo & Co.	149

			376
		Consumer Finance — 1.5%
3		Capital One Financial Corp.	123
2		Nelnet, Inc., Class A	49

			172
		Diversified Financial Services — 2.9%
12		Bank of America Corp.	161
45		Citigroup, Inc. (a)	176

			337
		Insurance — 3.7%
–	(h)	Allied World Assurance Co. Holdings Ltd., (Bermuda)	25
6		CNO Financial Group, Inc. (a)	34
1		Endurance Specialty Holdings Ltd., (Bermuda)	36
2		Lincoln National Corp.	53
3		Prudential Financial, Inc.	177
1		Travelers Cos., Inc. (The)	55
2		XL Group plc, (Bermuda)	46

			426
		Real Estate Investment Trusts (REITs) — 2.1%
12		Brandywine Realty Trust	147
4		CBL & Associates Properties, Inc.	47
1		LaSalle Hotel Properties	27
2		Pennsylvania Real Estate Investment Trust	27

			248
		Thrifts & Mortgage Finance — 0.4%
3		Washington Federal, Inc.	47

		Total Financials	1,818
Health Care — 12.6%
		Biotechnology — 2.4%
3		Amgen, Inc. (a)	179
1		Cephalon, Inc. (a)	73
–	(h)	Genzyme Corp. (a)	18

			270
		Health Care Equipment & Supplies — 2.3%
1		Hospira, Inc. (a)	63
3		Kinetic Concepts, Inc. (a)	124
1		Medtronic, Inc.	35
1		Sirona Dental Systems, Inc. (a)	47

			269
		Health Care Providers & Services — 3.7%
2		Aetna, Inc.	73
1		Cardinal Health, Inc.	36
1		Humana, Inc. (a)	70
2		McKesson Corp.	118
4		UnitedHealth Group, Inc.	135

			432
		Life Sciences Tools & Services — 0.2%
1		Thermo Fisher Scientific, Inc. (a)	24

		Pharmaceuticals — 4.0%
4		Endo Pharmaceuticals Holdings, Inc. (a)	117
12		Pfizer, Inc.	201
6		Warner Chilcott plc, (Ireland), Class A	144

			462
		Total Health Care	1,457
Industrials — 10.8%
		Aerospace & Defense — 1.8%
3		General Dynamics Corp.	215

		Airlines — 1.4%
1		Alaska Air Group, Inc. (a)	73
4		UAL Corp. (a)	90

			163
		Commercial Services & Supplies — 0.3%
2		R.R. Donnelley & Sons Co.	30

		Electrical Equipment — 0.5%
1		Cooper Industries plc	56

		Industrial Conglomerates — 0.7%
1		3M Co.	78

		Machinery — 5.5%
2		Cummins, Inc.	147
3		Eaton Corp.	283
1		Gardner Denver, Inc.	72
1		Joy Global, Inc.	58
2		Timken Co.	73

			633
		Road & Rail — 0.6%
1		Norfolk Southern Corp.	71

		Total Industrials	1,246
Information Technology — 17.4%
		Communications Equipment — 0.6%
1		QUALCOMM, Inc.	65

		Computers & Peripherals — 5.8%
1		Apple, Inc. (a)	291
2		EMC Corp. (a)	36
5		Hewlett-Packard Co.	203
3		Lexmark International, Inc., Class A (a)	114
1		SanDisk Corp. (a)	29

			673
		Internet Software & Services — 0.3%
4		EarthLink, Inc.	32

		IT Services — 2.6%
2		Acxiom Corp. (a)	35
2		Alliance Data Systems Corp. (a)	113
2		Computer Sciences Corp.	70
1		CSG Systems International, Inc. (a)	22
2		Global Cash Access Holdings, Inc. (a)	10
–	(h)	International Business Machines Corp.	30
1		VeriFone Systems, Inc. (a)	17

			297
		Office Electronics — 0.7%
8		Xerox Corp.	84

		Semiconductors & Semiconductor Equipment — 1.7%
2		Intel Corp.	42
3		Marvell Technology Group Ltd., (Bermuda) (a)	56
2		Novellus Systems, Inc. (a)	53
2		Skyworks Solutions, Inc. (a)	47

			198
		Software — 5.7%
1		Fair Isaac Corp.	32
17		Microsoft Corp.	406
8		Oracle Corp.	228

			666
		Total Information Technology	2,015
Materials — 4.8%
		Chemicals — 3.5%
1		Celanese Corp., Class A	33
–	(h)	Cytec Industries, Inc.	16
2		E.l. du Pont de Nemours & Co.	97
1		Eastman Chemical Co.	37
1		Lubrizol Corp.	87
2		PPG Industries, Inc.	138

			408
		Metals & Mining — 1.3%
1		Cliffs Natural Resources, Inc.	61
1		Freeport-McMoRan Copper & Gold, Inc.	85

			146
		Total Materials	554
Telecommunication Services — 2.7%
		Diversified Telecommunication Services — 2.7%
4		AT&T, Inc.	122
3		CenturyLink, Inc.	122
6		Cincinnati Bell, Inc. (a)	16
10		Qwest Communications International, Inc.	60

		Total Telecommunication Services	320
Utilities — 3.1%
		Gas Utilities — 1.2%
2		Energen Corp.	85
2		UGI Corp.	60

			145
		Independent Power Producers & Energy Traders — 0.7%
3		Constellation Energy Group, Inc.	84

		Multi-Utilities — 1.2%
2		DTE Energy Co.	72
1		Sempra Energy	63

			135
		Total Utilities	364
		Total Common Stocks (Cost $9,905)	11,142
Short-Term Investment — 3.0%
		Investment Company — 3.0%
349		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $349)	349
		Total Investments — 99.2% (Cost $10,254)	11,491
		Other Assets in Excess of Liabilities — 0.8%	94
		NET ASSETS — 100.0%	$11,585

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	E-mini S&P 500	12/17/10	$455	$7

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h) Amount rounds to less than one thousand (shares or dollars).
(l) The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,370
Aggregate gross unrealized depreciation	(133)
Net unrealized appreciation/depreciation	$1,237
Federal income tax cost of investments	$10,254

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$11,491	$–	$–	$11,491
Appreciation in Other Financial Instruments
Futures Contracts	$7	$–	$–	$7

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intrepid Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
Consumer Discretionary — 7.1%
	Auto Components — 0.2%
11	Autoliv, Inc., (Sweden) (c)	728

	Hotels, Restaurants & Leisure — 0.9%
34	Darden Restaurants, Inc.	1,433
61	Wyndham Worldwide Corp.	1,662

		3,095
	Household Durables — 0.3%
14	Whirlpool Corp. (c)	1,093

	Media — 4.6%
75	Gannett Co., Inc. (c)	922
236	News Corp., Class A	3,087
92	Time Warner Cable, Inc.	4,940
220	Time Warner, Inc.	6,735
21	Viacom, Inc., Class B	749

		16,433
	Multiline Retail — 0.3%
33	Big Lots, Inc. (a) (c)	1,081

	Specialty Retail — 0.4%
41	Signet Jewelers Ltd., (Bermuda) (a)	1,289

	Textiles, Apparel & Luxury Goods — 0.4%
80	Jones Apparel Group, Inc.	1,571

	Total Consumer Discretionary	25,290
Consumer Staples — 8.7%
	Beverages — 0.4%
85	Constellation Brands, Inc., Class A (a)	1,507

	Food & Staples Retailing — 1.6%
73	Kroger Co. (The)	1,588
69	Safeway, Inc. (c)	1,468
114	SUPERVALU, Inc. (c)	1,319
26	Wal-Mart Stores, Inc.	1,386

		5,761
	Food Products — 0.8%
112	Del Monte Foods Co.	1,470
87	Tyson Foods, Inc., Class A	1,389

		2,859
	Household Products — 2.7%
21	Energizer Holdings, Inc. (a)	1,385
90	Kimberly-Clark Corp.	5,822
39	Procter & Gamble Co. (The)	2,327

		9,534
	Personal Products — 0.4%
23	Herbalife Ltd., (Cayman Islands)	1,400

	Tobacco — 2.8%
269	Altria Group, Inc.	6,465
41	Lorillard, Inc.	3,325

		9,790
	Total Consumer Staples	30,851
Energy — 10.5%
	Energy Equipment & Services — 1.7%
30	Cameron International Corp. (a)	1,306
104	National Oilwell Varco, Inc.	4,643

		5,949
	Oil, Gas & Consumable Fuels — 8.8%
54	Apache Corp.	5,279
140	Chevron Corp.	11,319
10	Cimarex Energy Co.	662
96	ConocoPhillips	5,519
69	Devon Energy Corp.	4,454
52	Occidental Petroleum Corp.	4,048

		31,281
	Total Energy	37,230
Financials — 26.2%
	Capital Markets — 3.6%
117	Ameriprise Financial, Inc.	5,557
31	Goldman Sachs Group, Inc. (The)	4,446
109	Morgan Stanley	2,681

		12,684
	Commercial Banks — 5.3%
118	BB&T Corp. (c)	2,837
289	Huntington Bancshares, Inc.	1,640
111	PNC Financial Services Group, Inc.	5,740
338	Wells Fargo & Co.	8,495

		18,712
	Consumer Finance — 0.8%
72	Capital One Financial Corp.	2,828

	Diversified Financial Services — 6.0%
752	Bank of America Corp.	9,863
2,384	Citigroup, Inc. (a)	9,298
9	CME Group, Inc.	2,318

		21,479
	Insurance — 7.3%
107	ACE Ltd., (Switzerland)	6,247
21	Allied World Assurance Co. Holdings Ltd., (Bermuda)	1,208
69	Alterra Capital Holdings Ltd., (Bermuda)	1,376
40	Endurance Specialty Holdings Ltd., (Bermuda)	1,604
23	Genworth Financial, Inc., Class A (a)	284
67	Hartford Financial Services Group, Inc.	1,547
77	Lincoln National Corp.	1,844
118	Prudential Financial, Inc.	6,409
72	Travelers Cos., Inc. (The)	3,741
84	XL Group plc, (Bermuda)	1,809

		26,069
	Real Estate Investment Trusts (REITs) — 2.8%
14	Alexandria Real Estate Equities, Inc. (c)	973
158	Brandywine Realty Trust	1,939
51	Douglas Emmett, Inc. (c) (m)	900
24	Liberty Property Trust (c)	756
25	Mack-Cali Realty Corp.	821
15	Public Storage (c)	1,427
23	Regency Centers Corp. (c)	892
15	Simon Property Group, Inc. (c)	1,379
49	UDR, Inc. (c)	1,031

		10,118
	Thrifts & Mortgage Finance — 0.4%
88	New York Community Bancorp, Inc. (c)	1,425

	Total Financials	93,315
Health Care — 13.1%
	Biotechnology — 1.4%
61	Amgen, Inc. (a)	3,373
24	Cephalon, Inc. (a)	1,486
4	Genzyme Corp. (a)	276

		5,135
	Health Care Equipment & Supplies — 1.4%
34	Cooper Cos., Inc. (The) (c)	1,585
38	Kinetic Concepts, Inc. (a) (c)	1,405
15	Medtronic, Inc.	514
27	Zimmer Holdings, Inc. (a)	1,392

		4,896
	Health Care Providers & Services — 3.2%
82	Aetna, Inc.	2,586
31	CIGNA Corp.	1,098
43	Health Net, Inc. (a)	1,174
24	Humana, Inc. (a)	1,206
151	UnitedHealth Group, Inc.	5,298

		11,362
	Pharmaceuticals — 7.1%
47	Eli Lilly & Co.	1,724
50	Endo Pharmaceuticals Holdings, Inc. (a)	1,672
189	Merck & Co., Inc.	6,965
785	Pfizer, Inc.	13,484
57	Warner Chilcott plc, (Ireland), Class A	1,280

		25,125
	Total Health Care	46,518
Industrials — 8.6%
	Aerospace & Defense — 1.8%
104	General Dynamics Corp.	6,557

	Airlines — 0.6%
12	Alaska Air Group, Inc. (a)	623
64	UAL Corp. (a) (c)	1,512

		2,135
	Commercial Services & Supplies — 0.4%
75	R.R. Donnelley & Sons Co.	1,275

	Electrical Equipment — 0.2%
21	Thomas & Betts Corp. (a)	862

	Industrial Conglomerates — 1.8%
388	General Electric Co.	6,312

	Machinery — 2.5%
15	Cummins, Inc.	1,377
42	Eaton Corp.	3,473
20	Joy Global, Inc.	1,385
17	Parker Hannifin Corp. (c)	1,163
40	Timken Co.	1,534

		8,932
	Road & Rail — 0.9%
54	Norfolk Southern Corp.	3,193

	Trading Companies & Distributors — 0.4%
39	WESCO International, Inc. (a) (c)	1,513

	Total Industrials	30,779
Information Technology — 6.3%
	Communications Equipment — 0.2%
14	QUALCOMM, Inc.	645

	Computers & Peripherals — 0.6%
32	Lexmark International, Inc., Class A (a) (c)	1,441
59	Seagate Technology plc, (Ireland) (a)	689

		2,130
	IT Services — 2.5%
23	Alliance Data Systems Corp. (a) (c)	1,481
23	Computer Sciences Corp.	1,072
80	Convergys Corp. (a)	836
39	International Business Machines Corp.	5,272

		8,661
	Office Electronics — 1.1%
377	Xerox Corp.	3,901

	Semiconductors & Semiconductor Equipment — 1.2%
57	Intel Corp.	1,086
45	Intersil Corp., Class A	527
53	Marvell Technology Group Ltd., (Bermuda) (a)	925
67	Novellus Systems, Inc. (a) (c)	1,772

		4,310
	Software — 0.7%
52	Microsoft Corp.	1,271
50	Oracle Corp.	1,343

		2,614
	Total Information Technology	22,261
Materials — 4.2%
	Chemicals — 2.5%
52	Celanese Corp., Class A	1,659
121	E.l. du Pont de Nemours & Co.	5,386
5	Eastman Chemical Co.	348
14	Lubrizol Corp.	1,494

		8,887
	Metals & Mining — 1.7%
20	Cliffs Natural Resources, Inc.	1,272
55	Freeport-McMoRan Copper & Gold, Inc.	4,654

		5,926
	Total Materials	14,813
Telecommunication Services — 5.5%
	Diversified Telecommunication Services — 5.5%
292	AT&T, Inc.	8,340
108	CenturyLink, Inc.	4,247
47	Frontier Communications Corp. (c)	388
198	Verizon Communications, Inc.	6,439

	Total Telecommunication Services	19,414
Utilities — 6.9%
	Electric Utilities — 4.5%
200	American Electric Power Co., Inc. (c)	7,253
41	Edison International	1,417
172	Exelon Corp.	7,337

		16,007
	Gas Utilities — 1.5%
38	AGL Resources, Inc.	1,438
61	Energen Corp.	2,798
46	UGI Corp.	1,319

		5,555
	Independent Power Producers & Energy Traders — 0.7%
107	AES Corp. (The) (a)	1,215
40	Constellation Energy Group, Inc.	1,286

		2,501
	Multi-Utilities — 0.2%
16	Alliant Energy Corp.	596

	Total Utilities	24,659
	Total Common Stocks (Cost $306,269)	345,130
Short-Term Investment — 2.5%
	Investment Company — 2.5%
8,806	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (Cost $8,806)	8,806
Investments of Cash Collateral for Securities on Loan — 8.5%
	Investment Company — 8.5%
30,243	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $30,243)	30,243

	Total Investments — 108.1% (Cost $345,318)	384,179
	Liabilities in Excess of Other Assets — (8.1)%	(28,768)
	NET ASSETS — 100.0%	$355,411

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
170	E-mini S&P 500	12/17/10	$9,662	$296

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l) The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,478
Aggregate gross unrealized depreciation	(1,617)
Net unrealized appreciation/depreciation	$38,861
Federal income tax cost of investments	$345,318

Intrepid Value Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$384,179	$–	$–	$384,179
Appreciation in Other Financial Instruments
Futures Contracts	$296	$–	$–	$296

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.6%
Consumer Discretionary — 17.9%
	Auto Components — 0.6%
114	Gentex Corp.	2,232

	Automobiles — 0.7%
90	Harley-Davidson, Inc. (c)	2,554

	Distributors — 0.5%
38	Genuine Parts Co.	1,711

	Diversified Consumer Services — 0.9%
77	Education Management Corp. (a) (c)	1,134
36	H&R Block, Inc.	470
46	Sotheby's (c)	1,705

		3,309
	Hotels, Restaurants & Leisure — 2.3%
8	Chipotle Mexican Grill, Inc. (a)	1,359
23	Darden Restaurants, Inc.	974
39	Marriott International, Inc., Class A	1,390
93	MGM Resorts International (a) (c)	1,048
38	Starwood Hotels & Resorts Worldwide, Inc. (c)	1,992
32	Yum! Brands, Inc.	1,483

		8,246
	Household Durables — 1.6%
55	Fortune Brands, Inc.	2,727
57	Harman International Industries, Inc. (a)	1,888
38	Jarden Corp.	1,180

		5,795
	Internet & Catalog Retail — 1.2%
51	Expedia, Inc.	1,445
49	HSN, Inc. (a)	1,450
9	NetFlix, Inc. (a) (c)	1,443

		4,338
	Media — 3.4%
31	Cablevision Systems Corp., Class A	804
78	Clear Channel Outdoor Holdings, Inc., Class A (a)	888
54	DISH Network Corp., Class A	1,042
113	Gannett Co., Inc.	1,385
81	Lamar Advertising Co., Class A (a) (c)	2,562
23	Omnicom Group, Inc.	888
77	Scripps Networks Interactive, Inc., Class A	3,645
3	Washington Post Co. (The), Class B	1,100

		12,314
	Multiline Retail — 0.4%
66	Macy's, Inc.	1,526

	Specialty Retail — 4.6%
6	AutoZone, Inc. (a)	1,419
47	Bed Bath & Beyond, Inc. (a)	2,032
50	Dick's Sporting Goods, Inc. (a) (c)	1,396
82	Express, Inc. (a) (c)	1,244
158	Gap, Inc. (The)	2,938
27	J. Crew Group, Inc. (a) (c)	921
100	OfficeMax, Inc. (a)	1,304
30	Staples, Inc.	634
40	Tiffany & Co.	1,861
35	TJX Cos., Inc.	1,557
50	Williams-Sonoma, Inc. (c)	1,579

		16,885
	Textiles, Apparel & Luxury Goods — 1.7%
75	Phillips-Van Heusen Corp.	4,488
19	Polo Ralph Lauren Corp.	1,680

		6,168
	Total Consumer Discretionary	65,078
Consumer Staples — 3.2%
	Beverages — 0.9%
22	Brown-Forman Corp., Class B	1,361
57	Dr. Pepper Snapple Group, Inc.	2,018

		3,379
	Food & Staples Retailing — 0.6%
109	Safeway, Inc.	2,298

	Food Products — 1.0%
54	JM Smucker Co. (The)	3,280
6	McCormick & Co., Inc. (Non-Voting)	244
1	Ralcorp Holdings, Inc. (a)	47

		3,571
	Household Products — 0.5%
10	Clorox Co.	641
17	Energizer Holdings, Inc. (a)	1,116

		1,757
	Tobacco — 0.2%
7	Lorillard, Inc.	586

	Total Consumer Staples	11,591
Energy — 6.9%
	Energy Equipment & Services — 1.0%
53	Cameron International Corp. (a)	2,262
17	CARBO Ceramics, Inc. (c)	1,377

		3,639
	Oil, Gas & Consumable Fuels — 5.9%
52	Cabot Oil & Gas Corp.	1,573
39	Concho Resources, Inc. (a)	2,594
90	CVR Energy, Inc. (a)	746
37	Devon Energy Corp.	2,389
128	El Paso Corp.	1,582
53	EQT Corp.	1,900
73	Forest Oil Corp. (a)	2,173
24	Kinder Morgan Management LLC (a)	1,473
32	Newfield Exploration Co. (a)	1,832
67	Teekay Corp., (Canada)	1,786
166	Williams Cos., Inc. (The)	3,180

		21,228
	Total Energy	24,867
Financials — 16.6%
	Capital Markets — 3.9%
9	Affiliated Managers Group, Inc. (a)	721
29	Ameriprise Financial, Inc.	1,349
105	Invesco Ltd.	2,221
53	Lazard Ltd., (Bermuda), Class A	1,849
25	Northern Trust Corp.	1,201
91	Och-Ziff Capital Management Group LLC, Class A (c)	1,352
78	T. Rowe Price Group, Inc.	3,897
93	TD AMERITRADE Holding Corp. (a)	1,496

		14,086
	Commercial Banks — 4.0%
51	BancorpSouth, Inc.	727
102	BB&T Corp.	2,466
25	BOK Financial Corp. (c)	1,124
19	City National Corp.	998
35	Comerica, Inc.	1,311
18	Cullen/Frost Bankers, Inc.	991
108	Fifth Third Bancorp	1,293
20	M&T Bank Corp.	1,612
60	SunTrust Banks, Inc.	1,550
70	TCF Financial Corp.	1,140
62	Wilmington Trust Corp.	554
38	Zions Bancorp	818

		14,584
	Diversified Financial Services — 0.4%
44	MSCI, Inc., Class A (a)	1,475

	Insurance — 5.8%
27	AON Corp.	1,048
34	Assurant, Inc.	1,372
94	Cincinnati Financial Corp.	2,708
43	HCC Insurance Holdings, Inc.	1,112
96	Loews Corp.	3,642
189	Old Republic International Corp.	2,622
72	OneBeacon Insurance Group Ltd., Class A	1,032
54	Principal Financial Group, Inc.	1,410
31	Symetra Financial Corp.	325
49	Transatlantic Holdings, Inc.	2,475
85	W.R. Berkley Corp.	2,290
57	XL Group plc, (Bermuda)	1,228

		21,264
	Real Estate Investment Trusts (REITs) — 1.6%
49	Kimco Realty Corp.	776
8	Public Storage	728
44	Regency Centers Corp.	1,749
13	Ventas, Inc.	670
23	Vornado Realty Trust	1,955

		5,878
	Real Estate Management & Development — 0.5%
106	Brookfield Properties Corp.	1,641

	Thrifts & Mortgage Finance — 0.4%
110	People's United Financial, Inc.	1,435

	Total Financials	60,363
Health Care — 9.2%
	Biotechnology — 0.4%
24	Alexion Pharmaceuticals, Inc. (a) (c)	1,519

	Health Care Equipment & Supplies — 1.5%
37	Becton, Dickinson & Co.	2,771
33	Sirona Dental Systems, Inc. (a)	1,193
43	Thoratec Corp. (a) (c)	1,576

		5,540
	Health Care Providers & Services — 5.4%
24	AmerisourceBergen Corp.	733
93	Brookdale Senior Living, Inc. (a) (c)	1,512
53	Community Health Systems, Inc. (a)	1,632
181	Coventry Health Care, Inc. (a)	3,902
36	DaVita, Inc. (a) (c)	2,471
38	Express Scripts, Inc. (a)	1,851
32	Humana, Inc. (a)	1,626
201	Lincare Holdings, Inc. (c)	5,040
40	VCA Antech, Inc. (a)	837

		19,604
	Health Care Technology — 0.4%
15	Cerner Corp. (a) (c)	1,287

	Life Sciences Tools & Services — 0.4%
28	Illumina, Inc. (a) (c)	1,367

	Pharmaceuticals — 1.1%
166	Valeant Pharmaceuticals International, Inc., (Canada) (c)	4,153

	Total Health Care	33,470
Industrials — 13.9%
	Aerospace & Defense — 2.5%
20	Alliant Techsystems, Inc. (a)	1,508
35	Goodrich Corp.	2,573
23	L-3 Communications Holdings, Inc.	1,633
26	Precision Castparts Corp.	3,264

		8,978
	Air Freight & Logistics — 0.4%
30	Expeditors International of Washington, Inc.	1,373

	Airlines — 0.5%
170	Delta Air Lines, Inc. (a) (c)	1,973

	Building Products — 0.5%
45	Lennox International, Inc. (c)	1,872

	Commercial Services & Supplies — 1.4%
108	Republic Services, Inc.	3,278
28	Stericycle, Inc. (a) (c)	1,935

		5,213
	Electrical Equipment — 2.7%
27	AMETEK, Inc.	1,290
31	Cooper Industries plc	1,527
37	Hubbell, Inc., Class B	1,867
31	Rockwell Automation, Inc.	1,883
51	Roper Industries, Inc. (c)	3,306

		9,873
	Industrial Conglomerates — 0.9%
103	Carlisle Cos., Inc.	3,091

	Machinery — 2.8%
56	Cummins, Inc.	5,038
40	Snap-On, Inc.	1,879
28	WABCO Holdings, Inc. (a)	1,174
45	Wabtec Corp.	2,149

		10,240
	Professional Services — 0.4%
60	Robert Half International, Inc. (c)	1,565

	Road & Rail — 0.9%
128	Avis Budget Group, Inc. (a) (c)	1,496
42	Landstar System, Inc.	1,634

		3,130
	Trading Companies & Distributors — 0.9%
28	W.W. Grainger, Inc. (c)	3,371

	Total Industrials	50,679
Information Technology — 17.1%
	Communications Equipment — 1.4%
22	F5 Networks, Inc. (a)	2,232
64	Juniper Networks, Inc. (a)	1,936
21	Riverbed Technology, Inc. (a)	944

		5,112
	Computers & Peripherals — 1.0%
74	NetApp, Inc. (a) (c)	3,659

	Electronic Equipment, Instruments & Components — 3.0%
91	Amphenol Corp., Class A	4,454
56	Arrow Electronics, Inc. (a)	1,484
171	Tyco Electronics Ltd., (Switzerland)	4,988

		10,926
	Internet Software & Services — 0.6%
22	Equinix, Inc. (a)	2,293

	IT Services — 3.8%
40	Alliance Data Systems Corp. (a) (c)	2,584
63	Amdocs Ltd., (United Kingdom) (a)	1,819
87	CGI Group, Inc., (Canada), Class A (a)	1,306
34	Cognizant Technology Solutions Corp., Class A (a)	2,179
51	Hewitt Associates, Inc., Class A (a)	2,562
8	MasterCard, Inc., Class A	1,736
92	Western Union Co. (The)	1,624

		13,810
	Office Electronics — 0.4%
39	Zebra Technologies Corp., Class A (a)	1,312

	Semiconductors & Semiconductor Equipment — 2.9%
66	Broadcom Corp., Class A (c)	2,347
26	Cree, Inc. (a)	1,422
151	Marvell Technology Group Ltd., (Bermuda) (a)	2,645
60	Microchip Technology, Inc. (c)	1,874
79	Varian Semiconductor Equipment Associates, Inc. (a)	2,277

		10,565
	Software — 4.0%
23	ANSYS, Inc. (a) (c)	962
28	Autodesk, Inc. (a)	889
32	Citrix Systems, Inc. (a)	2,197
38	Concur Technologies, Inc. (a) (c)	1,889
67	Jack Henry & Associates, Inc.	1,716
68	MICROS Systems, Inc. (a) (c)	2,861
18	Salesforce.com, Inc. (a)	2,024
79	Synopsys, Inc. (a)	1,962

		14,500
	Total Information Technology	62,177
Materials — 5.2%
	Chemicals — 3.0%
44	Albemarle Corp.	2,038
29	PPG Industries, Inc.	2,082
61	Sherwin-Williams Co. (The) (c)	4,546
34	Sigma-Aldrich Corp.	2,041

		10,707
	Containers & Packaging — 1.8%
49	Ball Corp.	2,907
56	Bemis Co., Inc. (c)	1,784
33	Greif, Inc., Class A	1,942

		6,633
	Metals & Mining — 0.4%
25	Cliffs Natural Resources, Inc.	1,585

	Total Materials	18,925
Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.3%
39	CenturyLink, Inc.	1,543
132	tw telecom, inc. (a) (c)	2,444
58	Windstream Corp.	716

		4,703
	Wireless Telecommunication Services — 0.5%
65	Telephone & Data Systems, Inc.	1,840

	Total Telecommunication Services	6,543
Utilities — 4.8%
	Electric Utilities — 0.6%
93	Westar Energy, Inc.	2,251

	Gas Utilities — 1.3%
61	Energen Corp.	2,793
44	Oneok, Inc.	1,991

		4,784
	Multi-Utilities — 2.6%
169	CMS Energy Corp.	3,053
39	NSTAR	1,542
40	Wisconsin Energy Corp.	2,318
116	Xcel Energy, Inc.	2,658

		9,571
	Water Utilities — 0.3%
38	American Water Works Co., Inc.	884

	Total Utilities	17,490
	Total Common Stocks (Cost $273,309)	351,183
Short-Term Investment — 3.3%
	Investment Company — 3.3%
12,097	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $12,097)	12,097
Investments of Cash Collateral for Securities on Loan — 15.3%
	Investment Company — 15.3%
55,734	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $55,734)	55,734

	Total Investments — 115.2% (Cost $341,140)	419,014
	Liabilities in Excess of Other Assets — (15.2)%	(55,380)
	NET ASSETS — 100.0%	$363,634

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$81,313
Aggregate gross unrealized depreciation	(3,439)
Net unrealized appreciation/depreciation	$77,874
Federal income tax cost of investments	$341,140

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$419,014	$–	$–	$419,014

There were no significant transfers into and out of Levels 1 and 2 during the three months ended September 31, 2010.

JPMorgan Small Cap Core Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
Consumer Discretionary — 15.8%
		Auto Components — 0.7%
102		Cooper Tire & Rubber Co.	2,000
52		Spartan Motors, Inc.	239
88		Standard Motor Products, Inc.	924

			3,163
		Automobiles — 0.1%
15		Tesla Motors, Inc. (a) (c)	306

		Diversified Consumer Services — 0.1%
15		Corinthian Colleges, Inc. (a) (c)	103
9		Lincoln Educational Services Corp. (a)	131

			234
		Hotels, Restaurants & Leisure — 2.1%
22		CEC Entertainment, Inc. (a)	752
28		Cracker Barrel Old Country Store, Inc.	1,416
78		DineEquity, Inc. (a) (c)	3,486
152		Domino's Pizza, Inc. (a)	2,008
12		Isle of Capri Casinos, Inc. (a)	87
134		Ruby Tuesday, Inc. (a)	1,591
173		Ruth's Hospitality Group, Inc. (a)	692

			10,032
		Household Durables — 1.5%
68		American Greetings Corp., Class A	1,271
1		CSS Industries, Inc.	10
33		Helen of Troy Ltd., (Bermuda) (a)	822
28		Hooker Furniture Corp.	320
22		Jarden Corp.	673
23		Libbey, Inc. (a)	300
37		Lifetime Brands, Inc. (a) (c)	562
110		Tempur-Pedic International, Inc. (a)	3,401

			7,359
		Internet & Catalog Retail — 0.4%
71		HSN, Inc. (a)	2,135

		Leisure Equipment & Products — 0.7%
88		JAAKS Pacific, Inc. (a)	1,556
44		RC2 Corp. (a)	922
214		Smith & Wesson Holding Corp. (a) (c)	760
16		Sturm Ruger & Co., Inc.	221

			3,459
		Media — 1.7%
45		AH Belo Corp., Class A (a) (c)	315
95		Belo Corp., Class A (a)	586
53		Entercom Communications Corp., Class A (a)	413
197		Journal Communications, Inc., Class A (a)	887
19		Knology, Inc. (a)	250
155		LIN TV Corp., Class A (a)	687
196		Mediacom Communications Corp., Class A (a)	1,292
178		Sinclair Broadcast Group, Inc., Class A (a)	1,247
79		Valassis Communications, Inc. (a)	2,671

			8,348
		Multiline Retail — 0.5%
71		Dillard's, Inc., Class A	1,688
104		Saks, Inc. (a) (c)	894

			2,582
		Specialty Retail — 4.1%
35		Aeropostale, Inc. (a)	823
99		Asbury Automotive Group, Inc. (a)	1,392
70		Big 5 Sporting Goods Corp.	939
26		Brown Shoe Co., Inc.	295
80		Cabela's, Inc. (a) (c)	1,515
150		Casual Male Retail Group, Inc. (a)	614
68		Collective Brands, Inc. (a)	1,099
30		Destination Maternity Corp. (a)	978
30		Express, Inc. (a)	461
81		Finish Line, Inc. (The), Class A	1,127
31		Gymboree Corp. (a)	1,279
56		Jos. A. Bank Clothiers, Inc. (a)	2,405
66		Kirkland's, Inc. (a)	915
21		Lithia Motors, Inc., Class A	200
83		OfficeMax, Inc. (a)	1,084
114		Rent-A-Center, Inc.	2,549
69		Sonic Automotive, Inc., Class A (a)	673
49		Vitamin Shoppe, Inc. (a)	1,334

			19,682
		Textiles, Apparel & Luxury Goods — 3.9%
56		Deckers Outdoor Corp. (a)	2,798
54		G-III Apparel Group Ltd. (a)	1,679
92		Iconix Brand Group, Inc. (a)	1,606
131		Jones Apparel Group, Inc.	2,567
148		Maidenform Brands, Inc. (a)	4,267
83		Oxford Industries, Inc.	1,978
133		Perry Ellis International, Inc. (a)	2,904
24		Steven Madden Ltd. (a)	975

			18,774
		Total Consumer Discretionary	76,074
Consumer Staples — 2.4%
		Food & Staples Retailing — 0.9%
57		Andersons, Inc. (The)	2,141
10		Nash Finch Co.	404
25		Pantry, Inc. (The) (a)	596
74		Spartan Stores, Inc.	1,077

			4,218
		Food Products — 0.9%
67		B&G Foods, Inc.	726
181		Chiquita Brands International, Inc. (a)	2,402
78		Dole Food Co., Inc. (a) (c)	710
10		TreeHouse Foods, Inc. (a)	456

			4,294
		Household Products — 0.5%
24		Cellu Tissue Holdings, Inc. (a)	283
132		Central Garden & Pet Co., Class A (a)	1,372
20		Spectrum Brands Holdings, Inc. (a)	546

			2,201
		Personal Products — 0.1%
63		Prestige Brands Holdings, Inc. (a)	626

		Total Consumer Staples	11,339
Energy — 4.6%
		Energy Equipment & Services — 1.4%
67		Cal Dive International, Inc. (a)	368
24		Global Geophysical Services, Inc. (a) (c)	171
81		Gulfmark Offshore, Inc., Class A (a)	2,476
72		ION Geophysical Corp. (a)	370
29		Lufkin Industries, Inc.	1,251
17		Matrix Service Co. (a)	150
76		Newpark Resources, Inc. (a)	635
6		OYO Geospace Corp. (a)	365
55		Parker Drilling Co. (a)	241
26		RPC, Inc.	544
17		T-3 Energy Services, Inc. (a)	450

			7,021
		Oil, Gas & Consumable Fuels — 3.2%
5		Apco Oil and Gas International, Inc. (c)	173
146		Callon Petroleum Co. (a)	720
40		Clayton Williams Energy, Inc. (a)	2,024
191		EXCO Resources, Inc.	2,845
6		FX Energy, Inc. (a)	24
22		Georesources, Inc. (a)	356
152		Gulfport Energy Corp. (a)	2,097
45		Knightsbridge Tankers Ltd., (Bermuda)	849
127		McMoRan Exploration Co. (a)	2,189
63		Petroquest Energy, Inc. (a)	381
95		VAALCO Energy, Inc. (a)	544
38		W&T Offshore, Inc.	406
107		Warren Resources, Inc. (a)	424
89		World Fuel Services Corp.	2,325

			15,357
		Total Energy	22,378
Financials — 21.5%
		Capital Markets — 1.1%
235		BGC Partners, Inc., Class A	1,404
29		Gladstone Capital Corp.	323
98		Knight Capital Group, Inc., Class A (a)	1,215
–	(h)	Kohlberg Capital Corp.	–	(h)
113		MCG Capital Corp.	662
9		Oppenheimer Holdings, Inc., Class A	243
23		optionsXpress Holdings, Inc. (a)	350
60		Penson Worldwide, Inc. (a) (c)	300
52		Prospect Capital Corp. (c)	507
21		Pzena Investment Management, Inc., Class A	142
39		SWS Group, Inc.	283

			5,429
		Commercial Banks — 5.3%
42		1st United Bancorp, Inc. (a)	269
3		Alliance Financial Corp. (c)	79
30		Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	434
66		Cathay General Bancorp	785
4		Citizens & Northern Corp. (c)	52
32		City Holding Co. (c)	978
44		Community Bank System, Inc.	1,019
13		Community Trust Bancorp, Inc.	356
41		CVB Financial Corp. (c)	308
32		East West Bancorp, Inc.	519
12		Financial Institutions, Inc.	219
15		First Bancorp (c)	198
488		First Commonwealth Financial Corp.	2,662
49		First Community Bancshares, Inc.	626
100		First Financial Bancorp	1,661
32		First Interstate Bancsystem, Inc.	424
37		First Merchants Corp.	285
124		FNB Corp.	1,059
12		Hudson Valley Holding Corp. (c)	234
39		Huntington Bancshares, Inc.	219
52		Iberiabank Corp.	2,609
32		International Bancshares Corp.	539
20		Lakeland Bancorp, Inc. (c)	165
18		Lakeland Financial Corp.	328
22		MainSource Financial Group, Inc.	167
2		Merchants Bancshares, Inc.	45
112		Nara Bancorp, Inc. (a)	794
8		National Bankshares, Inc.	199
18		NBT Bancorp, Inc.	388
8		Park National Corp. (c)	532
18		Peoples Bancorp, Inc. (c)	220
20		Prosperity Bancshares, Inc.	659
6		Renasant Corp. (c)	88
14		Republic Bancorp, Inc., Class A	297
15		Sierra Bancorp (c)	185
19		Southside Bancshares, Inc.	352
25		Southwest Bancorp, Inc.	329
133		Sterling Bancshares, Inc.	715
115		Susquehanna Bancshares, Inc.	974
18		SVB Financial Group (a)	774
23		WesBanco, Inc.	369
11		West Bancorp, Inc. (a)	70
45		Westamerica Bancorp	2,430

			25,614
		Consumer Finance — 2.6%
32		Advance America Cash Advance Centers, Inc.	129
123		Cash America International, Inc.	4,302
6		CompuCredit Holdings Corp. (c)	30
106		Dollar Financial Corp. (a)	2,207
6		Green Dot Corp., Class A (a)	296
63		Nelnet, Inc., Class A	1,448
87		World Acceptance Corp. (a) (c)	3,846

			12,258
		Diversified Financial Services — 1.1%
8		Compass Diversified Holdings	125
56		Encore Capital Group, Inc. (a)	1,007
11		Marlin Business Services Corp. (a)	136
116		PHH Corp. (a)	2,451
21		Portfolio Recovery Associates, Inc. (a) (c)	1,377

			5,096
		Insurance — 3.2%
356		American Equity Investment Life Holding Co.	3,647
25		American Physicians Capital, Inc.	1,028
12		American Safety Insurance Holdings Ltd. (a)	199
62		Aspen Insurance Holdings Ltd., (Bermuda)	1,886
65		Delphi Financial Group, Inc., Class A	1,634
53		Flagstone Reinsurance Holdings S.A., (Luxembourg)	564
13		Hallmark Financial Services (a)	113
15		Horace Mann Educators Corp.	258
95		Meadowbrook Insurance Group, Inc.	848
117		National Financial Partners Corp. (a)	1,484
22		Platinum Underwriters Holdings Ltd., (Bermuda)	962
140		PMA Capital Corp., Class A (a)	1,052
24		Safety Insurance Group, Inc.	1,004
45		Selective Insurance Group, Inc.	727

			15,406
		Real Estate Investment Trusts (REITs) — 7.2%
37		American Campus Communities, Inc.	1,135
96		Anworth Mortgage Asset Corp.	682
30		Ashford Hospitality Trust, Inc. (a)	269
84		Associated Estates Realty Corp.	1,178
82		BioMed Realty Trust, Inc.	1,477
40		CapLease, Inc.	225
44		Capstead Mortgage Corp.	476
123		CBL & Associates Properties, Inc.	1,606
28		Colonial Properties Trust	460
206		DCT Industrial Trust, Inc.	986
80		Developers Diversified Realty Corp.	901
27		EastGroup Properties, Inc.	998
48		Education Realty Trust, Inc.	344
8		Equity Lifestyle Properties, Inc.	452
93		FelCor Lodging Trust, Inc. (a)	429
123		First Industrial Realty Trust, Inc. (a) (c)	623
73		Glimcher Realty Trust	450
140		Hersha Hospitality Trust	727
13		Home Properties, Inc.	698
53		LaSalle Hotel Properties	1,228
439		Lexington Realty Trust	3,142
352		MFA Financial, Inc.	2,684
9		Mid-America Apartment Communities, Inc.	507
12		Mission West Properties, Inc.	83
232		MPG Office Trust, Inc. (a) (c)	581
93		National Retail Properties, Inc.	2,345
67		Omega Healthcare Investors, Inc.	1,497
27		Parkway Properties, Inc.	401
9		Pebblebrook Hotel Trust (a)	160
132		Pennsylvania Real Estate Investment Trust (c)	1,562
20		PS Business Parks, Inc.	1,131
21		RAIT Financial Trust (a)	34
24		Ramco-Gershenson Properties Trust	254
74		Redwood Trust, Inc.	1,063
116		Senior Housing Properties Trust	2,726
212		Strategic Hotels & Resorts, Inc. (a)	899
12		Sun Communities, Inc.	375

			34,788
		Thrifts & Mortgage Finance — 1.0%
27		Dime Community Bancshares, Inc.	370
60		First Niagara Financial Group, Inc.	703
25		OceanFirst Financial Corp.	303
172		Ocwen Financial Corp. (a)	1,741
90		Radian Group, Inc.	703
56		Trustco Bank Corp.	311
20		WSFS Financial Corp.	758

			4,889
		Total Financials	103,480
Health Care — 12.2%
		Biotechnology — 2.7%
32		Acorda Therapeutics, Inc. (a)	1,063
47		Affymax, Inc. (a)	278
186		Anadys Pharmaceuticals, Inc. (a)	431
205		Ariad Pharmaceuticals, Inc. (a)	782
83		BioCryst Pharmaceuticals, Inc. (a) (c)	409
101		Chelsea Therapeutics International Ltd. (a) (c)	515
150		Cytokinetics, Inc. (a)	395
207		Idenix Pharmaceuticals, Inc. (a) (c)	640
81		Immunomedics, Inc. (a) (c)	261
89		Incyte Corp., Ltd. (a)	1,417
43		Ironwood Pharmaceuticals, Inc. (a) (c)	439
124		MannKind Corp. (a) (c)	839
52		Medivation, Inc. (a) (c)	680
150		NPS Pharmaceuticals, Inc. (a)	1,025
113		Orexigen Therapeutics, Inc. (a) (c)	672
40		Pharmasset, Inc. (a)	1,177
91		Savient Pharmaceuticals, Inc. (a)	2,072
57		Tengion, Inc. (a)	180

			13,275
		Health Care Equipment & Supplies — 3.2%
111		American Medical Systems Holdings, Inc. (a)	2,173
118		Cantel Medical Corp.	1,913
41		DynaVox, Inc., Class A (a)	333
55		GenMark Diagnostics, Inc. (a)	185
30		Greatbatch, Inc. (a)	691
19		HeartWare International, Inc. (a) (c)	1,300
90		Immucor, Inc. (a)	1,779
20		Integra LifeSciences Holdings Corp. (a)	781
77		MELA Sciences, Inc. (a) (c)	499
33		Orthofix International N.V., (Netherlands) (a)	1,021
30		Sirona Dental Systems, Inc. (a)	1,071
77		STERIS Corp.	2,565
25		Thoratec Corp. (a)	939

			15,250
		Health Care Providers & Services — 4.3%
97		Allied Healthcare International, Inc. (a)	243
78		Centene Corp. (a)	1,845
257		Continucare Corp. (a)	1,079
19		Emergency Medical Services Corp., Class A (a)	990
201		Five Star Quality Care, Inc. (a)	1,016
55		Genoptix, Inc. (a)	787
75		Gentiva Health Services, Inc. (a)	1,645
66		Hanger Orthopedic Group, Inc. (a)	955
66		Healthsouth Corp. (a)	1,273
129		Healthspring, Inc. (a)	3,331
231		Metropolitan Health Networks, Inc. (a)	877
67		Owens & Minor, Inc.	1,908
34		Providence Service Corp. (The) (a)	554
26		Psychiatric Solutions, Inc. (a)	869
62		RehabCare Group, Inc. (a)	1,262
87		Triple-S Management Corp., Class B (a)	1,473
14		US Physical Therapy, Inc. (a)	226
11		WellCare Health Plans, Inc. (a)	318

			20,651
		Life Sciences Tools & Services — 0.3%
49		Enzo Biochem, Inc. (a)	188
44		eResearchTechnology, Inc. (a)	327
95		Kendle International, Inc. (a)	883

			1,398
		Pharmaceuticals — 1.7%
47		Ardea Biosciences, Inc. (a) (c)	1,090
90		Biodel, Inc. (a) (c)	476
96		Cadence Pharmaceuticals, Inc. (a) (c)	801
25		Cardiome Pharma Corp., (Canada) (a)	153
72		Impax Laboratories, Inc. (a)	1,434
46		MAP Pharmaceuticals, Inc. (a) (c)	705
39		Par Pharmaceutical Cos., Inc. (a)	1,143
38		Salix Pharmaceuticals Ltd. (a)	1,521
117		Vivus, Inc. (a) (c)	779
35		XenoPort, Inc. (a)	245

			8,347
		Total Health Care	58,921
Industrials — 15.8%
		Aerospace & Defense — 2.1%
18		Ceradyne, Inc. (a)	427
11		Curtiss-Wright Corp.	330
47		Esterline Technologies Corp. (a)	2,678
362		GenCorp, Inc. (a) (c)	1,783
14		HEICO Corp. (c)	618
17		LMI Aerospace, Inc. (a)	268
55		Triumph Group, Inc.	4,073

			10,177
		Air Freight & Logistics — 1.0%
70		Atlas Air Worldwide Holdings, Inc. (a)	3,496
45		Hub Group, Inc., Class A (a)	1,314

			4,810
		Airlines — 1.5%
13		Alaska Air Group, Inc. (a)	643
411		Hawaiian Holdings, Inc. (a)	2,463
136		Republic Airways Holdings, Inc. (a)	1,124
45		SkyWest, Inc.	634
89		UAL Corp. (a) (c)	2,092

			6,956
		Building Products — 0.5%
18		A.O. Smith Corp.	1,036
9		Gibraltar Industries, Inc. (a)	82
44		Insteel Industries, Inc.	398
4		NCI Building Systems, Inc. (a)	39
47		Quanex Building Products Corp.	806
7		Trex Co., Inc. (a) (c)	135

			2,496
		Commercial Services & Supplies — 2.5%
57		ACCO Brands Corp. (a)	325
45		ATC Technology Corp. (a)	1,121
241		Cenveo, Inc. (a)	1,210
191		Deluxe Corp.	3,648
26		Ennis, Inc.	460
60		Herman Miller, Inc.	1,181
8		HNI Corp.	216
99		Knoll, Inc.	1,540
37		Metalico, Inc. (a) (c)	143
74		Standard Register Co. (The)	215
21		UniFirst Corp.	918
17		United Stationers, Inc. (a)	904
1		Waste Connections, Inc. (a)	40

			11,921
		Construction & Engineering — 1.2%
62		Comfort Systems USA, Inc.	666
93		EMCOR Group, Inc. (a)	2,280
64		MasTec, Inc. (a)	656
5		Michael Baker Corp. (a)	155
90		Tutor Perini Corp. (a)	1,804

			5,561
		Electrical Equipment — 2.6%
52		Acuity Brands, Inc.	2,300
60		EnerSys (a)	1,503
244		GrafTech International Ltd. (a)	3,806
18		Polypore International, Inc. (a)	552
74		Regal-Beloit Corp.	4,361

			12,522
		Industrial Conglomerates — 0.0% (g)
8		Standex International Corp.	191

		Machinery — 2.8%
49		Barnes Group, Inc.	853
14		Chart Industries, Inc. (a)	275
53		CIRCOR International, Inc.	1,672
60		Columbus McKinnon Corp. (a)	994
29		Douglas Dynamics, Inc.	352
105		EnPro Industries, Inc. (a)	3,272
147		Force Protection, Inc. (a)	738
12		Middleby Corp. (a)	735
35		Trimas Corp. (a)	514
82		Wabtec Corp.	3,914
10		Watts Water Technologies, Inc., Class A	323

			13,642
		Marine — 0.2%
235		Horizon Lines, Inc., Class A	986

		Professional Services — 0.0% (g)
16		GP Strategies Corp. (a)	147

		Road & Rail — 0.2%
12		Dollar Thrifty Automotive Group, Inc. (a)	612
67		Quality Distribution, Inc. (a)	424

			1,036
		Trading Companies & Distributors — 1.2%
80		Aircastle Ltd.	677
129		Applied Industrial Technologies, Inc.	3,954
28		Beacon Roofing Supply, Inc. (a)	401
34		Interline Brands, Inc. (a)	610

			5,642
		Total Industrials	76,087
Information Technology — 15.4%
		Communications Equipment — 2.3%
39		ADC Telecommunications, Inc. (a)	495
179		Arris Group, Inc. (a)	1,744
53		Black Box Corp.	1,706
23		Blue Coat Systems, Inc. (a)	549
30		Comtech Telecommunications Corp. (a)	820
33		InterDigital, Inc. (a)	965
34		Meru Networks, Inc. (a) (c)	590
25		NETGEAR, Inc. (a)	686
18		Oplink Communications, Inc. (a)	363
38		Plantronics, Inc.	1,273
33		Polycom, Inc. (a)	906
72		Symmetricom, Inc. (a)	414
39		Tekelec (a)	509

			11,020
		Computers & Peripherals — 0.4%
28		Imation Corp. (a)	260
465		Quantum Corp. (a)	986
25		Synaptics, Inc. (a) (c)	716

			1,962
		Electronic Equipment, Instruments & Components — 1.5%
28		Benchmark Electronics, Inc. (a)	459
74		Brightpoint, Inc. (a)	520
21		Checkpoint Systems, Inc. (a)	425
34		DDi Corp.	318
40		Insight Enterprises, Inc. (a)	619
26		Keithley Instruments, Inc.	557
10		Measurement Specialties, Inc. (a)	181
35		Plexus Corp. (a)	1,039
45		Power-One, Inc. (a) (c)	408
71		RadiSys Corp. (a)	668
22		Spectrum Control, Inc. (a)	323
49		SYNNEX Corp. (a)	1,390
48		TTM Technologies, Inc. (a)	470

			7,377
		Internet Software & Services — 0.6%
20		Ancestry.com, Inc. (a)	455
20		Art Technology Group, Inc. (a)	84
59		EarthLink, Inc.	533
44		IntraLinks Holdings, Inc. (a)	749
5		SPS Commerce, Inc. (a)	64
167		United Online, Inc.	955

			2,840
		IT Services — 1.8%
30		CACI International, Inc., Class A (a)	1,376
140		CIBER, Inc. (a)	422
29		CSG Systems International, Inc. (a)	527
30		Gartner, Inc. (a)	883
12		iGate Corp.	214
49		Lionbridge Technologies, Inc. (a)	209
18		ManTech International Corp., Class A (a)	697
8		MAXIMUS, Inc.	499
20		TeleTech Holdings, Inc. (a)	301
29		Unisys Corp. (a)	802
44		VeriFone Systems, Inc. (a)	1,358
34		Wright Express Corp. (a)	1,196

			8,484
		Semiconductors & Semiconductor Equipment — 4.0%
26		Alpha & Omega Semiconductor Ltd. (a) (c)	299
206		Amkor Technology, Inc. (a) (c)	1,350
17		Applied Micro Circuits Corp. (a)	174
177		Cirrus Logic, Inc. (a) (c)	3,152
118		Entegris, Inc. (a)	549
–	(h)	FEI Co. (a)	2
45		GT Solar International, Inc. (a) (c)	374
47		Integrated Silicon Solution, Inc. (a)	404
84		Kulicke & Soffa Industries, Inc. (a)	517
102		Lattice Semiconductor Corp. (a)	486
65		Micrel, Inc.	638
63		MIPS Technologies, Inc. (a)	609
23		MKS Instruments, Inc. (a)	405
40		Photronics, Inc. (a)	211
233		PMC-Sierra, Inc. (a)	1,712
501		RF Micro Devices, Inc. (a)	3,075
16		Sigma Designs, Inc. (a) (c)	183
233		Skyworks Solutions, Inc. (a)	4,812
52		TriQuint Semiconductor, Inc. (a)	494

			19,446
		Software — 4.8%
61		Actuate Corp. (a)	313
18		Ariba, Inc. (a)	343
209		Aspen Technology, Inc. (a)	2,169
73		BroadSoft, Inc. (a)	628
26		Deltek, Inc. (a)	205
22		Ebix, Inc. (a) (c)	525
40		Epicor Software Corp. (a)	345
197		JDA Software Group, Inc. (a)	5,000
76		Lawson Software, Inc. (a)	640
122		Magma Design Automation, Inc. (a) (c)	453
29		Netscout Systems, Inc. (a)	585
85		Parametric Technology Corp. (a)	1,664
31		Progress Software Corp. (a)	1,033
24		QLIK Technologies, Inc. (a)	538
44		Quest Software, Inc. (a)	1,075
13		RealD, Inc. (a) (c)	248
13		Rovi Corp. (a)	665
30		SciQuest, Inc. (a)	356
35		Smith Micro Software, Inc. (a)	349
8		SS&C Technologies Holdings, Inc. (a)	132
190		Take-Two Interactive Software, Inc. (a)	1,929
416		THQ, Inc. (a)	1,674
75		TIBCO Software, Inc. (a)	1,334
51		TiVo, Inc. (a)	458
44		VirnetX Holding Corp. (c)	644

			23,305
		Total Information Technology	74,434
Materials — 4.6%
		Chemicals — 2.1%
46		H.B. Fuller Co.	906
49		Innophos Holdings, Inc.	1,625
55		Koppers Holdings, Inc.	1,464
241		Omnova Solutions, Inc. (a)	1,730
213		PolyOne Corp. (a)	2,578
25		Solutia, Inc. (a)	407
128		Spartech Corp. (a)	1,053
20		W.R. Grace & Co. (a)	559

			10,322
		Containers & Packaging — 1.2%
80		Boise, Inc. (a)	517
10		Graham Packaging Co., Inc. (a)	116
63		Myers Industries, Inc.	538
59		Rock-Tenn Co., Class A	2,939
51		Silgan Holdings, Inc.	1,607

			5,717
		Metals & Mining — 0.6%
54		Hecla Mining Co. (a) (c)	344
32		Metals USA Holdings Corp. (a)	413
127		Worthington Industries, Inc.	1,907

			2,664
		Paper & Forest Products — 0.7%
121		Buckeye Technologies, Inc.	1,784
2		Clearwater Paper Corp. (a)	183
27		Schweitzer-Mauduit International, Inc.	1,545

			3,512
		Total Materials	22,215
Telecommunication Services — 1.3%
		Diversified Telecommunication Services — 0.9%
416		Cincinnati Bell, Inc. (a)	1,112
101		Consolidated Communications Holdings, Inc.	1,882
202		Premiere Global Services, Inc. (a)	1,431

			4,425
		Wireless Telecommunication Services — 0.4%
79		Syniverse Holdings, Inc. (a)	1,795

		Total Telecommunication Services	6,220
Utilities — 3.2%
		Electric Utilities — 2.2%
13		Central Vermont Public Service Corp.	264
95		El Paso Electric Co. (a)	2,247
63		IDACORP, Inc.	2,256
15		MGE Energy, Inc.	574
77		Portland General Electric Co.	1,552
23		UniSource Energy Corp.	772
113		Westar Energy, Inc.	2,733

			10,398
		Gas Utilities — 1.0%
10		Chesapeake Utilities Corp.	366
47		New Jersey Resources Corp.	1,841
5		Nicor, Inc.	211
15		Northwest Natural Gas Co.	688
27		Southwest Gas Corp.	894
23		WGL Holdings, Inc.	850

			4,850
		Total Utilities	15,248
		Total Common Stocks (Cost $408,614)	466,396
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.4%
1,970		U.S. Treasury Note, 1.250%, 11/30/10 (k) (Cost $1,973)	1,974
SHARES
Short-Term Investment — 2.8%
		Investment Company — 2.8%
13,432		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $13,432)	13,432
Investment of Cash Collateral for Securities on Loan — 6.1%
		Investment Company — 6.1%
29,417		JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $29,417)	29,417

		Total Investments — 106.1% (Cost $453,436)	511,219
		Liabilities in Excess of Other Assets — (6.1)%	(29,260)
		NET ASSETS — 100.0%	$481,959

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
238	E-mini Russell 2000	12/17/10	$16,053	$583

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,138
Aggregate gross unrealized depreciation	(40,355)
Net unrealized appreciation/depreciation	$57,783
Federal income tax cost of investments	$453,436

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$509,245	$1,974	$–	$511,219
Appreciation in Other Financial Instruments
Futures Contracts	$583	$–	$–	$583

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.1%
Consumer Discretionary — 18.1%
	Auto Components — 0.2%
192	Drew Industries, Inc. (a)	4,014

	Hotels, Restaurants & Leisure — 6.5%
1,015	Brinker International, Inc.	19,150
309	Cracker Barrel Old Country Store, Inc.	15,670
241	Life Time Fitness, Inc. (a) (c)	9,523
731	Monarch Casino & Resort, Inc. (a)	8,197
1,324	Papa John's International, Inc. (a)	34,924
944	Penn National Gaming, Inc. (a)	27,954
1,644	Shuffle Master, Inc. (a)	13,827

		129,245
	Household Durables — 2.5%
1,576	Jarden Corp.	49,068

	Internet & Catalog Retail — 1.5%
790	NutriSystem, Inc. (c)	15,202
837	PetMed Express, Inc. (c)	14,639

		29,841
	Leisure Equipment & Products — 1.4%
992	Brunswick Corp.	15,101
644	Pool Corp.	12,917

		28,018
	Media — 1.8%
1,025	Cinemark Holdings, Inc.	16,504
413	Morningstar, Inc. (a)	18,426

		34,930
	Specialty Retail — 3.6%
1,481	Chico's FAS, Inc.	15,582
842	Dick's Sporting Goods, Inc. (a)	23,596
284	J. Crew Group, Inc. (a)	9,535
677	Williams-Sonoma, Inc.	21,448

		70,161
	Textiles, Apparel & Luxury Goods — 0.6%
721	Iconix Brand Group, Inc. (a)	12,616

	Total Consumer Discretionary	357,893
Consumer Staples — 3.7%
	Beverages — 1.4%
596	Hansen Natural Corp. (a)	27,805

	Food & Staples Retailing — 0.2%
477	Winn-Dixie Stores, Inc. (a)	3,399

	Food Products — 2.1%
846	B&G Foods, Inc.	9,234
1,494	Dole Food Co., Inc. (a) (c)	13,674
410	J&J Snack Foods Corp.	17,189
1,101	Reddy Ice Holdings, Inc. (a)	2,510

		42,607
	Total Consumer Staples	73,811
Energy — 5.2%
	Energy Equipment & Services — 3.6%
1,045	Exterran Holdings, Inc. (a)	23,741
1,267	Patterson-UTI Energy, Inc.	21,647
560	Tidewater, Inc.	25,107

		70,495
	Oil, Gas & Consumable Fuels — 1.6%
943	Approach Resources, Inc. (a)	10,542
143	Cimarex Energy Co.	9,477
1,133	Resolute Energy Corp. (a)	12,534

		32,553
	Total Energy	103,048
Financials — 20.5%
	Capital Markets — 5.4%
967	Calamos Asset Management, Inc., Class A	11,123
643	Epoch Holding Corp.	8,281
242	Greenhill & Co., Inc.	19,177
1,642	HFF, Inc., Class A (a)	15,235
404	JMP Group, Inc.	2,467
923	KBW, Inc.	23,639
1,830	optionsXpress Holdings, Inc. (a)	28,104

		108,026
	Commercial Banks — 6.7%
1,579	Associated Banc-Corp.	20,820
597	First Commonwealth Financial Corp.	3,253
1,629	First Financial Bancorp	27,168
72	First of Long Island Corp. (The)	1,808
668	Glacier Bancorp, Inc.	9,757
613	Iberiabank Corp.	30,627
2,404	Umpqua Holdings Corp.	27,266
1,904	Western Alliance Bancorp (a)	12,756

		133,455
	Insurance — 3.8%
983	eHealth, Inc. (a)	12,706
812	ProAssurance Corp. (a)	46,740
268	RLI Corp.	15,187

		74,633
	Real Estate Investment Trusts (REITs) — 3.5%
634	EastGroup Properties, Inc.	23,691
405	Mid-America Apartment Communities, Inc.	23,584
892	National Retail Properties, Inc.	22,387

		69,662
	Real Estate Management & Development — 0.1%
49	FirstService Corp., (Canada) (a)	1,172

	Thrifts & Mortgage Finance — 1.0%
1,672	First Niagara Financial Group, Inc.	19,476

	Total Financials	406,424
Health Care — 8.1%
	Biotechnology — 0.9%
1,043	Myriad Genetics, Inc. (a)	17,118

	Health Care Equipment & Supplies — 1.1%
354	IDEXX Laboratories, Inc. (a) (c)	21,836

	Health Care Providers & Services — 4.9%
336	Catalyst Health Solutions, Inc. (a)	11,815
1,303	Coventry Health Care, Inc. (a)	28,046
492	MWI Veterinary Supply, Inc. (a)	28,403
1,385	PSS World Medical, Inc. (a)	29,613

		97,877
	Health Care Technology — 0.9%
1,335	Omnicell, Inc. (a)	17,465

	Pharmaceuticals — 0.3%
1,012	Cumberland Pharmaceuticals, Inc. (a) (c)	5,880

	Total Health Care	160,176
Industrials — 14.3%
	Aerospace & Defense — 1.8%
573	TransDigm Group, Inc.	35,532

	Air Freight & Logistics — 0.6%
421	Forward Air Corp.	10,957

	Building Products — 0.4%
872	NCI Building Systems, Inc. (a)	8,310

	Commercial Services & Supplies — 5.3%
2,683	ACCO Brands Corp. (a)	15,430
1,566	Herman Miller, Inc.	30,821
1,452	KAR Auction Services, Inc. (a)	18,315
1,026	Waste Connections, Inc. (a)	40,671

		105,237
	Construction & Engineering — 0.8%
1,514	Comfort Systems USA, Inc.	16,249

	Machinery — 3.9%
54	Altra Holdings, Inc. (a)	794
956	Douglas Dynamics, Inc.	11,810
714	Kaydon Corp.	24,696
785	RBC Bearings, Inc. (a)	26,670
620	Terex Corp. (a)	14,219

		78,189
	Professional Services — 1.1%
451	CoStar Group, Inc. (a) (c)	21,961

	Road & Rail — 0.4%
210	Landstar System, Inc.	8,107

	Total Industrials	284,542
Information Technology — 11.9%
	Electronic Equipment, Instruments & Components — 1.3%
474	Anixter International, Inc. (a) (c)	25,602

	Internet Software & Services — 2.2%
295	Archipelago Learning, Inc. (a)	3,528
2,855	Dice Holdings, Inc. (a)	24,209
270	Liquidity Services, Inc. (a)	4,317
246	Travelzoo, Inc. (a) (c)	6,348
303	Vocus, Inc. (a)	5,605

		44,007
	Semiconductors & Semiconductor Equipment — 0.5%
452	Standard Microsystems Corp. (a)	10,309

	Software — 7.9%
523	Blackboard, Inc. (a) (c)	18,859
1,956	Deltek, Inc. (a)	15,671
765	DemandTec, Inc. (a)	7,203
586	MICROS Systems, Inc. (a)	24,822
1,243	Monotype Imaging Holdings, Inc. (a)	11,373
737	NetSuite, Inc. (a) (c)	17,362
555	Nuance Communications, Inc. (a)	8,678
215	SciQuest, Inc. (a)	2,601
457	SolarWinds, Inc. (a)	7,889
737	Solera Holdings, Inc.	32,540
400	SuccessFactors, Inc. (a)	10,056

		157,054
	Total Information Technology	236,972
Materials — 8.4%
	Chemicals — 1.2%
477	Scotts Miracle-Gro Co. (The), Class A	24,679

	Containers & Packaging — 5.9%
792	Aptargroup, Inc.	36,179
933	Crown Holdings, Inc. (a)	26,737
362	Graham Packaging Co., Inc. (a)	4,282
1,561	Silgan Holdings, Inc.	49,489

		116,687
	Metals & Mining — 1.3%
568	Commercial Metals Co.	8,230
216	Compass Minerals International, Inc.	16,580

		24,810
	Total Materials	166,176
Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 0.8%
1,186	Cbeyond, Inc. (a)	15,219

	Wireless Telecommunication Services — 1.4%
1,692	NTELOS Holdings Corp.	28,623

	Total Telecommunication Services	43,842
Utilities — 2.7%
	Gas Utilities — 1.3%
525	Northwest Natural Gas Co.	24,922

	Multi-Utilities — 1.4%
974	NorthWestern Corp.	27,749

	Total Utilities	52,671
	Total Common Stocks (Cost $1,645,785)	1,885,555
Short-Term Investment — 4.9%
	Investment Company — 4.9%
96,881	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $96,881)	96,881
Investment of Cash Collateral for Securities on Loan — 5.7%
	Investment Company — 5.7%
113,391	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $113,391)	113,391

	Total Investments — 105.7% (Cost $1,856,057)	2,095,827
	Liabilities in Excess of Other Assets — (5.7)%	(113,732)
	NET ASSETS — 100.0%	$1,982,095

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$348,584
Aggregate gross unrealized depreciation	(108,814)
Net unrealized appreciation/depreciation	$239,770
Federal income tax cost of investments	$1,856,057

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$2,095,827	$—	$—	$2,095,827

There were no significant transfers between Levels 1 and 2 during the three months ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan SmartRetirement 2010 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 99.4% (b)
	Alternative Assets – 4.3%
243,016	JPMorgan International Realty Fund, Class R5 Shares	2,449,600
800,125	JPMorgan Realty Income Fund, Class R5 Shares	7,089,110
	Total Alternative Assets	9,538,710

	Fixed Income – 55.6%
6,421,463	JPMorgan Core Bond Fund, Class R5 Shares	74,874,258
1,462,249	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	12,034,307
2,374,009	JPMorgan High Yield Fund, Class R5 Shares	19,087,032
1,781,269	JPMorgan Real Return Fund, Institutional Class Shares	17,474,249
	Total Fixed Income	123,469,846

	International Equity – 12.1%
301,858	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	7,102,722
668,901	JPMorgan International Equity Fund, Class R5 Shares	8,722,463
665,816	JPMorgan International Opportunities Fund, Institutional Class Shares	8,622,319
146,776	JPMorgan Intrepid International Fund, Institutional Class Shares	2,382,180
	Total International Equity	26,829,684

	Money Market – 7.4%
16,534,143	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (l) (m)	16,534,143

	U.S. Equity – 20.0%
1,241,243	JPMorgan Disciplined Equity Fund, Institutional Class Shares	18,047,668
420,931	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	3,279,050
284,193	JPMorgan Intrepid America Fund, Class R5 Shares	5,871,430
88,855	JPMorgan Small Cap Equity Fund, Class R5 Shares	2,942,892
77,077	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	763,059
45,946	JPMorgan Small Cap Value Fund, Class R5 Shares	758,111
118,808	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	1,557,574
872,070	JPMorgan U.S. Equity Fund, Class R5 Shares	8,031,762
196,720	JPMorgan Value Advantage Fund, Institutional Class Shares	3,251,779
	Total U.S. Equity	44,503,325
	Total Investment Companies (Cost $203,063,897)	220,875,708

PRINCIPAL AMOUNT ($)
	U.S. Treasury Obligation – 0.9%
1,875,000	U.S. Treasury Note, 0.875%, 01/31/11 (m) (k) (Cost $1,878,600)	1,879,322
	Total Investments — 100.3% (Cost $204,942,497)	222,755,030
	Liabilities in Excess of Other Assets — (0.3)%	(569,381)
	NET ASSETS — 100.0%	$222,185,649

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
20	Hang Seng Index	10/28/10	$2,877,746	$38,040
8	10 Year Commonwealth Treasury Bond	12/15/10	834,142	4,569
37	FTSE 100 Index	12/17/10	3,213,928	(10,701)
27	E-mini Russell 2000	12/17/10	1,821,150	114,766
15	DAX	12/17/10	3,190,516	(23,621)
63	E-mini S&P 500	12/17/10	3,580,605	120,874
6	10 Year Government of Canada Bond	12/20/10	737,565	5,228
7	Long Gilt	12/29/10	1,367,060	(4,888)
31	5 Year U.S. Treasury Note	12/31/10	3,746,883	30,051
	Short Futures Outstanding
(142)	OMX Stockholm 30 Index	10/15/10	(2,289,473)	(5,259)
(17)	CAC 40 Index	10/15/10	(859,802)	13,207
(3)	Euro Bund	12/08/10	(537,516)	(1,147)
(14)	TOPIX Index	12/09/10	(1,386,081)	(17,882)
(1)	10 Year Japanese Government Bond	12/09/10	(1,718,016)	(15,750)
(9)	SFE SPI 200 Index	12/16/10	(1,000,379)	13,467
(6)	FTSE MIB Index	12/17/10	(834,350)	17,011
(129)	Dow Jones Euro STOXX 50 Index	12/17/10	(4,815,026)	63,607
				$341,572

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$18,079,018
Aggregate gross unrealized depreciation	(266,485)
Net unrealized appreciation/depreciation	$17,812,533
Federal income tax cost of investments	$204,942,497

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$220,875,708	$1,879,322	$–	$222,755,030
Appreciation in Other Financial Instruments
Futures Contracts	$420,820	$–	$–	$420,820

Depreciation in Other Financial Instruments
Futures Contracts	$(79,248)	$–	$–	$(79,248)

There were no significant transfers between Levels 1 and 2 during the year ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedules of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan SmartRetirement 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Companies – 98.8% (b)
	Alternative Assets – 6.1%
498,708	JPMorgan International Realty Fund, Class R5 Shares	5,026,980
1,560,213	JPMorgan Realty Income Fund, Class R5 Shares	13,823,485
	Total Alternative Assets	18,850,465

	Fixed Income – 46.0%
8,362,880	JPMorgan Core Bond Fund, Class R5 Shares	97,511,180
1,812,330	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	14,915,473
2,818,734	JPMorgan High Yield Fund, Class R5 Shares	22,662,618
744,640	JPMorgan Real Return Fund, Institutional Class Shares	7,304,918
	Total Fixed Income	142,394,189

	International Equity – 17.0%
566,308	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	13,325,221
1,325,826	JPMorgan International Equity Fund, Class R5 Shares	17,288,775
1,343,896	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	17,403,455
285,545	JPMorgan Intrepid International Fund, Institutional Class Shares	4,634,399
	Total International Equity	52,651,850

	Money Market – 2.0%
6,191,803	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (l) (m)	6,191,803
	Total Money Market	6,191,803

	U.S. Equity – 27.7%
1,781,230	JPMorgan Disciplined Equity Fund, Institutional Class Shares	25,899,087
1,092,357	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	8,509,459
623,994	JPMorgan Intrepid America Fund, Class R5 Shares	12,891,721
121,067	JPMorgan Small Cap Equity Fund, Class R5 Shares	4,009,723
238,254	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	2,358,711
135,586	JPMorgan Small Cap Value Fund, Class R5 Shares	2,237,164
245,603	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	3,219,851
2,018,460	JPMorgan U.S. Equity Fund, Class R5 Shares	18,590,014
506,114	JPMorgan Value Advantage Fund, Institutional Class Shares	8,366,061
	Total U.S. Equity	86,081,791
	Total Investment Companies (Cost $278,126,965)	306,170,098

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations – 0.9%
3,010,000	U.S. Treasury Notes, 0.875%, 01/31/11 (k) (m) (Cost $3,015,603)	3,016,938
	Total Investments — 99.7% (Cost $281,142,568)	309,187,036
	Other Assets in Excess of Liabilities — 0.3%	775,550
	NET ASSETS — 100.0%	$309,962,586

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
27	Hang Seng Index	10/28/10	$3,884,957	$51,360
16	10 Year Commonwealth Treasury Bond	12/15/10	1,668,285	9,137
49	FTSE 100 Index	12/17/10	4,256,283	(11,149)
63	E-mini Russell 2000	12/17/10	4,249,350	267,761
22	DAX	12/17/10	4,679,424	(32,305)
109	E-mini S&P 500	12/17/10	6,195,015	227,575
12	10 Year Government of Canada Bond	12/20/10	1,475,129	10,456
14	Long Gilt	12/29/10	2,734,120	(9,776)
127	5 Year U.S. Treasury Note	12/31/10	15,350,133	122,789
	Short Futures Outstanding
(198)	OMX Stockholm 30 Index	10/15/10	(3,192,364)	(8,490)
(32)	CAC 40 Index	10/15/10	(1,618,450)	24,867
(12)	Euro Bund	12/08/10	(2,150,063)	(4,587)
(26)	TOPIX Index	12/09/10	(2,574,150)	(34,427)
(1)	10 Year Japanese Government Bond	12/09/10	(1,718,016)	(15,750)
(15)	SFE SPI 200 Index	12/16/10	(1,667,299)	22,445
(11)	FTSE MIB Index	12/17/10	(1,529,641)	31,187
(152)	Dow Jones Euro STOXX 50 Index	12/17/10	(5,673,519)	80,213
(50)	5 Year U.S. Treasury Note	12/31/10	(6,043,359)	(28,839)
				$702,467

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$32,569,694
Aggregate gross unrealized depreciation	(4,525,226)
Net unrealized appreciation/depreciation	$28,044,468
Federal income tax cost of investments	$281,142,568

SmartRetirement 2015 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$306,170,098	$3,016,938	$–	$309,187,036
Appreciation in Other Financial Instruments
Futures Contracts	$847,790	$–	$–	$847,790
Depreciation in Other Financial Instruments
Futures Contracts	$(145,323)	$–	$–	$(145,323)

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of an U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan SmartRetirement 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies – 98.9% (b)
	Alternative Assets – 6.4%
959,555	JPMorgan International Realty Fund, Class R5 Shares	9,672,312
3,432,752	JPMorgan Realty Income Fund, Class R5 Shares	30,414,184
	Total Alternative Assets	40,086,496
	Fixed Income – 36.5%
12,957,549	JPMorgan Core Bond Fund, Class R5 Shares	151,085,026
3,797,706	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	31,255,117
5,915,419	JPMorgan High Yield Fund, Class R5 Shares	47,559,971
	Total Fixed Income	229,900,114
	International Equity – 20.3%
1,399,842	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	32,938,280
3,162,848	JPMorgan International Equity Fund, Class R5 Shares	41,243,543
3,156,017	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	40,870,418
783,036	JPMorgan Intrepid International Fund, Institutional Class Shares	12,708,678
	Total International Equity	127,760,919
	Money Market – 2.1%
13,478,240	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (l) (m)	13,478,240
	Total Money Market	13,478,240
	U.S. Equity – 33.6%
3,785,643	JPMorgan Disciplined Equity Fund, Institutional Class Shares	55,043,245
3,076,589	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	23,966,625
1,524,445	JPMorgan Intrepid America Fund, Class R5 Shares	31,495,026
261,589	JPMorgan Small Cap Equity Fund, Class R5 Shares	8,663,819
739,241	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	7,318,483
440,148	JPMorgan Small Cap Value Fund, Class R5 Shares	7,262,438
820,565	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	10,757,613
4,703,921	JPMorgan U.S. Equity Fund, Class R5 Shares	43,323,109
1,439,159	JPMorgan Value Advantage Fund, Institutional Class Shares	23,789,297
	Total U.S. Equity	211,619,655
	Total Investment Companies (Cost $565,857,525)	622,845,424
PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations – 1.4%
8,580,000	U.S. Treasury Note, 0.875%, 01/31/11 (k) (m) (Cost $8,596,838)	8,599,777
	Total Investments — 100.3% (Cost $574,454,363)	631,445,201
	Liabilities in Excess of Other Assets — (0.3)%	(1,590,590)
	NET ASSETS — 100.0%	$629,854,611

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
84	Hang Seng Index	10/28/10	$12,086,533	$159,777
39	10 Year Commonwealth Treasury Bond	12/15/10	4,066,444	22,272
165	FTSE 100 Index	12/17/10	14,332,381	(48,265)
146	E-mini Russell 2000	12/17/10	9,847,700	619,829
69	DAX	12/17/10	14,676,375	(109,189)
401	E-mini S&P 500	12/17/10	22,790,835	733,060
29	10 Year Government of Canada Bond	12/20/10	3,564,895	25,270
36	Long Gilt	12/29/10	7,030,594	(25,139)
298	5 Year U.S. Treasury Note	12/31/10	36,018,422	315,379
	Short Futures Outstanding
(595)	OMX Stockholm 30 Index	10/15/10	(9,593,215)	(22,719)
(79)	CAC 40 Index	10/15/10	(3,995,549)	61,388
(22)	Euro Bund	12/08/10	(3,941,783)	(8,410)
(68)	TOPIX Index	12/09/10	(6,732,391)	(50,786)
(3)	10 Year Japanese Government Bond	12/09/10	(5,154,049)	(47,250)
(35)	SFE SPI 200 Index	12/16/10	(3,890,364)	52,372
(28)	FTSE MIB Index	12/17/10	(3,893,633)	79,385
(549)	Dow Jones Euro STOXX 50 Index	12/17/10	(20,491,856)	296,161
(110)	5 Year U.S. Treasury Note	12/31/10	(13,295,390)	(71,686)
				$1,981,449

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$61,007,765
Aggregate gross unrealized depreciation	(4,016,927)
Net unrealized appreciation/depreciation	$56,990,838
Federal income tax cost of investments	$574,454,363

SmartRetirement 2020 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$622,845,424	$8,599,777	$–	$631,445,201
Appreciation in Other Financial Instruments
Futures Contracts	$2,364,893	$–	$–	$2,364,893

Depreciation in Other Financial Instruments
Futures Contracts	$(383,444)	$–	$–	$(383,444)

There were no significant transfers between Level 1 and 2 for the period ended September 30, 2010.
# Portfolio holdings designed as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan SmartRetirement 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies – 97.5% (b)
	Alternative Assets – 6.8%
314,696	JPMorgan International Realty Fund, Class R5 Shares	3,172,131
1,005,367	JPMorgan Realty Income Fund, Class R5 Shares	8,907,550
	Total Alternative Assets	12,079,681
	Fixed Income – 27.1%
2,206,793	JPMorgan Core Bond Fund, Class R5 Shares	25,731,201
1,043,595	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	8,588,786
1,704,572	JPMorgan High Yield Fund, Class R5 Shares	13,704,760
	Total Fixed Income	48,024,747
	International Equity – 23.2%
458,430	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	10,786,864
998,770	JPMorgan International Equity Fund, Class R5 Shares	13,023,961
1,025,683	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	13,282,597
245,326	JPMorgan Intrepid International Fund, Institutional Class Shares, (m)	3,981,640
	Total International Equity	41,075,062
	Money Market – 2.3%
4,119,788	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (l) (m)	4,119,788
	U.S. Equity – 38.1%
1,151,984	JPMorgan Disciplined Equity Fund, Institutional Class Shares (m)	16,749,845
995,904	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	7,758,093
452,388	JPMorgan Intrepid America Fund, Class R5 Shares	9,346,343
98,966	JPMorgan Small Cap Equity Fund, Class R5 Shares	3,277,769
215,072	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	2,129,212
125,330	JPMorgan Small Cap Value Fund, Class R5 Shares	2,067,939
334,017	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	4,378,968
1,522,513	JPMorgan U.S. Equity Fund, Class R5 Shares	14,022,344
466,023	JPMorgan Value Advantage Fund, Institutional Class Shares	7,703,357
	Total U.S. Equity	67,433,870
	Total Investment Companies (Cost $152,756,534)	172,733,148

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations – 1.9%
3,325,000	U.S. Treasury Note, 0.875%, 01/31/11 (k) (m) (Cost $3,331,150)	3,332,664
	Total Investments — 99.4% (Cost $156,087,684)	176,065,812
	Other Assets in Excess of Liabilities — 0.6%	1,048,912
	NET ASSETS — 100.0%	$177,114,724

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
30	Hang Seng Index	10/28/10	$4,316,619	$57,058
16	10 Year Commonwealth Treasury Bond	12/15/10	1,668,285	9,137
60	FTSE 100 Index	12/17/10	5,211,775	(15,542)
55	E-mini Russell 2000	12/17/10	3,709,750	233,679
25	DAX	12/17/10	5,317,527	(38,194)
141	E-mini S&P 500	12/17/10	8,013,735	293,105
12	10 Year Government of Canada Bond	12/20/10	1,475,129	10,456
15	Long Gilt	12/29/10	2,929,414	(10,474)
118	5 Year U.S. Treasury Note	12/31/10	14,262,328	99,381
	Short Futures Outstanding
(223)	OMX Stockholm 30 Index	10/15/10	(3,595,440)	(9,517)
(32)	CAC 40 Index	10/15/10	(1,618,450)	24,867
(9)	Euro Bund	12/08/10	(1,617,547)	(3,441)
(25)	TOPIX Index	12/09/10	(2,475,144)	(32,367)
(2)	10 Year Japanese Government Bond	12/09/10	(3,436,033)	(31,500)
(16)	SFE SPI 200 Index	12/16/10	(1,778,452)	23,942
(12)	FTSE MIB Index	12/17/10	(1,668,700)	34,022
(168)	Dow Jones Euro STOXX 50 Index	12/17/10	(6,270,732)	94,187
(44)	5 Year U.S. Treasury Note	12/31/10	(5,318,156)	(28,543)
				$710,256

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,326,631
Aggregate gross unrealized depreciation	(348,503)
Net unrealized appreciation/depreciation	$19,978,128
Federal income tax cost of investments	$156,087,684

SmartRetirement 2025 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$172,733,148	$3,332,664	$–	$176,065,812
Appreciation in Other Financial Instruments
Futures Contracts	$879,834	$–	$–	$879,834

Depreciation in Other Financial Instruments
Futures Contracts	$(169,578)	$–	$–	$(169,578)

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan SmartRetirement 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Companies – 98.0% (b)
	Alternative Assets – 7.3%
962,033	JPMorgan International Realty Fund, Class R5 Shares	9,697,294
3,421,440	JPMorgan Realty Income Fund, Class R5 Shares	30,313,955
	Total Alternative Assets	40,011,249

	Fixed Income – 19.3%
3,602,867	JPMorgan Core Bond Fund, Class R5 Shares	42,009,427
2,876,325	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	23,672,152
5,027,387	JPMorgan High Yield Fund, Class R5 Shares	40,420,188
	Total Fixed Income	106,101,767

	International Equity – 25.9%
1,561,625	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	36,745,042
3,472,108	JPMorgan International Equity Fund, Class R5 Shares	45,276,292
3,608,270	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	46,727,090
853,854	JPMorgan Intrepid International Fund, Institutional Class Shares, 0.389%	13,858,055
		142,606,479
	Money Market – 2.5%
13,696,786	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (l) (m)	13,696,786

	U.S. Equity – 43.0%
	JPMorgan Disciplined Equity Fund, Institutional Class Shares	58,109,433
3,996,522	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	27,184,801
3,489,705	JPMorgan Intrepid America Fund, Class R5 Shares	32,847,222
1,589,895	JPMorgan Small Cap Equity Fund, Class R5 Shares	11,553,613
348,841	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	8,829,111
891,829	JPMorgan Small Cap Value Fund, Class R5 Shares	8,134,955
493,028	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	13,349,279
1,018,252	JPMorgan U.S. Equity Fund, Class R5 Shares	49,313,573
5,354,351	JPMorgan Value Advantage Fund, Institutional Class Shares	26,928,245
1,629,053	Total U.S. Equity	236,250,232
	Total Investment Companies (Cost $490,923,693)	538,666,513
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations – 1.7%
9,500,000	U.S. Treasury Notes, 0.875%, 01/31/11 (k) (m) (Cost $9,518,439)	9,521,898
	Total Investments — 99.7% (Cost $500,442,132)	548,188,411
	Other Assets in Excess of Liabilities — 0.3%	1,772,231
	NET ASSETS — 100.0%	$549,960,642

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
96	Hang Seng Index	10/28/10	$13,813,181	$182,556
45	10 Year Commonwealth Treasury Bond	12/15/10	4,692,050	25,699
185	FTSE 100 Index	12/17/10	16,069,639	(54,997)
157	E-mini Russell 2000	12/17/10	10,589,650	653,470
78	DAX	12/17/10	16,590,684	(123,220)
421	E-mini S&P 500	12/17/10	23,927,535	777,909
34	10 Year Government of Canada Bond	12/20/10	4,179,532	29,626
40	Long Gilt	12/29/10	7,811,7724	(27,932)
345	5 Year U.S. Treasury Note	12/31/10	41,699,180	357,391
	Short Futures Outstanding
(673)	OMX Stockholm 30 Index	10/15/10	(10,850,813)	(26,018)
(91)	CAC 40 Index	10/15/10	(4,602,468)	70,713
(24)	Euro Bund	12/08/10	(4,300,127)	(9,175)
(78)	TOPIX Index	12/09/10	(7,722,449)	(70,107)
(4)	10 Year Japanese Government Bond	12/09/10	(6,872,065)	(63,000)
(43)	SFE SPI 200 Index	12/16/10	(4,779,590)	64,343
(32)	TSE MIB Index	12/17/10	(4,449,866)	90,726
(603)	Dow Jones Euro STOXX 50 Index	12/17/10	(22,507,448)	348,945
(120)	5 Year U.S. Treasury Note	12/31/10	(14,504,063)	(89,788)
				$2,137,141

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$56,975,715
Aggregate gross unrealized depreciation	(9,229,436)
Net unrealized appreciation/depreciation	$47,746,279
Federal income tax cost of investments	$500,442,132

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$538,666,513	$9,521,898	$–	$548,188,411
Appreciation in Other Financial Instruments
Futures Contracts	$2,601,378	$–	$–	$2,601,378

Depreciation in Other Financial Instruments
Futures Contracts	$(464,237)	$–	$–	$(464,237)

There were no significant transfers between Levels 1 and 2 during the year ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan SmartRetirement 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Companies – 97.7% (b)
	Alternative Assets – 7.6%
218,760	JPMorgan International Realty Fund, Class R5 Shares	2,205,102
706,632	JPMorgan Realty Income Fund, Class R5 Shares	6,260,761
	Total Alternative Assets	8,465,863

	Fixed Income – 13.6%
269,013	JPMorgan Core Bond Fund, Class R5 Shares	3,136,693
528,038	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	4,345,754
953,204	JPMorgan High Yield Fund, Class R5 Shares	7,663,760
	Total Fixed Income	15,146,207

	International Equity – 27.9%
327,610	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	7,708,664
774,188	JPMorgan International Equity Fund, Class R5 Shares	10,095,416
749,980	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	9,712,243
217,299	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	3,526,764
	Total International Equity	31,043,087

	Money Market – 1.9%
2,108,713	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (l) (m)	2,108,713
	Total Money Market	2,108,713

	U.S. Equity – 46.7%
827,899	JPMorgan Disciplined Equity Fund, Institutional Class Shares	12,037,653
749,890	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	5,841,643
375,726	JPMorgan Intrepid America Fund, Class R5 Shares	7,762,493
69,427	JPMorgan Small Cap Equity Fund, Class R5 Shares	2,299,422
243,986	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	2,415,460
100,647	JPMorgan Small Cap Value Fund, Class R5 Shares	1,660,674
242,035	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	3,173,075
1,168,080	JPMorgan U.S. Equity Fund, Class R5 Shares	10,758,013
359,691	JPMorgan Value Advantage Fund, Institutional Class Shares	5,945,691
	Total U.S. Equity	51,894,124
	Total Investment Companies (Cost $94,493,925)	108,657,994

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations – 1.8%
2,010,000	U.S. Treasury Notes, 0.875%, 01/31/11 (k) (Cost $2,013,705)	2,014,633
	Total Investments — 99.5% (Cost $96,507,630)	110,672,627
	Other Assets in Excess of Liabilities — 0.5%	574,529
	NET ASSETS — 100.0%	$111,247,156

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
19	Hang Seng Index	10/28/10	$2,733,859	$36,150
10	10 Year Commonwealth Treasury Bond	12/15/10	1,042,678	5,711
37	FTSE 100 Index	12/17/10	3,213,928	(9,983)
35	E-mini Russell 2000	12/17/10	2,360,750	148,848
16	DAX	12/17/10	3,403,217	(24,147)
88	E-mini S&P 500	12/17/10	5,001,480	180,679
8	10 Year Government of Canada Bond	12/20/10	983,419	6,971
10	Long Gilt	12/29/10	1,952,943	(6,983)
67	5 Year U.S. Treasury Note	12/31/10	8,098,102	59,019
	Short Futures Outstanding
(140)	OMX Stockholm 30 Index	10/15/10	(2,257,227)	(5,977)
(21)	CAC 40 Index	10/15/10	(1,062,108)	16,316
(6)	Euro Bund	12/08/10	(1,075,032)	(2,294)
(16)	TOPIX Index	12/09/10	(1,584,092)	(20,568)
(1)	10 Year Japanese Government Bond	12/09/10	(1,718,016)	(15,750)
(10)	SFE SPI 200 Index	12/16/10	(1,111,532)	14,963
(8)	TSE MIB Index	12/17/10	(1,112,467)	22,682
(106)	Dow Jones Euro STOXX 50 Index	12/17/10	(3,956,533)	61,356
(25)	5 Year U.S. Treasury Note	12/31/10	(3,021,680)	(15,716)
				$451,277

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k) All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l) The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$14,475,212
Aggregate gross unrealized depreciation	(310,215)
Net unrealized appreciation/depreciation	$14,164,997
Federal income tax cost of investments	$96,507,630

SmartRetirement 2035 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$108,657,994	$2,014,633	$–	$110,672,627
Appreciation in Other Financial Instruments
Futures Contracts	$552,695	$–	$–	$552,695
Depreciation in Other Financial Instruments
Futures Contracts	$(101,418)	$–	$–	$(101,418)

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of an U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan SmartRetirement 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Companies – 99.0% (b)
	Alternative Assets – 7.7%
757,417	JPMorgan International Realty Fund, Class R5 Shares	7,634,764
2,455,704	JPMorgan Realty Income Fund, Class R5 Shares	21,757,535
	Total Alternative Assets	29,392,299

	Fixed Income – 13.3%
767,425	JPMorgan Core Bond Fund, Class R5 Shares	8,948,174
1,823,375	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	15,006,380
3,315,249	JPMorgan High Yield Fund, Class R5 Shares	26,654,599
	Total Fixed Income	50,609,153

	International Equity – 27.9%
1,139,925	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	26,822,425
2,552,574	JPMorgan International Equity Fund, Class R5 Shares	33,285,567
2,659,459	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	34,439,992
689,348	JPMorgan Intrepid International Fund, Institutional Class Shares	11,188,121
	Total International Equity	105,736,105
	Money Market – 2.9%
11,073,435	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (l) (m)	11,073,435

	U.S. Equity – 47.2%
2,844,366	JPMorgan Disciplined Equity Fund, Institutional Class Shares	41,357,088
2,613,364	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	20,358,109
1,352,720	JPMorgan Intrepid America Fund, Class R5 Shares	27,947,204
253,701	JPMorgan Small Cap Equity Fund, Class R5 Shares	8,402,579
707,027	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	6,999,566
422,542	JPMorgan Small Cap Value Fund, Class R5 Shares	6,971,936
761,690	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	9,985,752
4,026,830	JPMorgan U.S. Equity Fund, Class R5 Shares	37,087,105
1,217,591	JPMorgan Value Advantage Fund, Institutional Class Shares	20,126,776
	Total U.S. Equity	179,236,115
	Total Investment Companies (Cost $340,600,492)	376,047,107

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations – 1.7%
6,510,000	U.S. Treasury Note, 0.875%, 01/31/11 (k) (m) (Cost $6,522,475)	6,525,006
	Total Investments — 100.7% (Cost $347,122,967)	382,572,113
	Liabilities in Excess of Other Assets — (0.7)%	(2,519,193)
	NET ASSETS — 100.0%	$380,052,920

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
65	Hang Seng Index	10/28/10	$9,352,675	$123,691
31	10 Year Commonwealth Treasury Bond	12/15/10	3,232,302	17,704
130	FTSE 100 Index	12/17/10	11,292,179	(37,965)
110	E-mini Russell 2000	12/17/10	7,419,500	466,983
55	DAX	12/17/10	11,698,559	(86,802)
276	E-mini S&P 500	12/17/10	15,686,460	507,455
24	10 Year Government of Canada Bond	12/20/10	2,950,258	20,913
29	Long Gilt	12/29/10	5,663,534	(20,251)
243	5 Year U.S. Treasury Note	12/31/10	29,370,727	218,691
	Short Futures Outstanding
(471)	OMX Stockholm 30 Index	10/15/10	(7,593,956)	(18,222)
(64)	CAC 40 Index	10/15/10	(3,236,901)	49,734
(18)	Euro Bund	12/08/10	(3,225,095)	(6,881)
(56)	TOPIX Index	12/09/10	(5,544,322)	(49,998)
(3)	10 Year Japanese Government Bond	12/09/10	(5,154,049)	(47,250)
(29)	SFE SPI 200 Index	12/16/10	(3,223,444)	43,394
(23)	TSE MIB Index	12/17/10	(3,198,341)	65,209
(392)	Dow Jones Euro STOXX 50 Index	12/17/10	(14,631,708)	231,244
(72)	5 Year U.S. Treasury Note	12/31/10	(8,702,437)	(56,688)
				$1,420,961

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$42,370,796
Aggregate gross unrealized depreciation	(6,921,650)
Net unrealized appreciation/depreciation	$35,449,146
Federal income tax cost of investments	$347,122,967

SmartRetirement 2040 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$376,047,107	$6,525,006	$–	$382,572,113
Appreciation in Other Financial Instruments
Futures Contracts	$1,745,018	$–	$–	$1,745,018

Depreciation in Other Financial Instruments
Futures Contracts	$(324,057)	$–	$–	$(324,057)

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of an U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan SmartRetirement 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies – 97.3% (b)
	Alternative Assets – 7.5%
77,056	JPMorgan International Realty Fund, Class R5 Shares	776,726
261,147	JPMorgan Realty Income Fund, Class R5 Shares	2,313,763
	Total Alternative Assets	3,090,489
	Fixed Income – 13.6%
98,630	JPMorgan Core Bond Fund, Class R5 Shares	1,150,020
197,086	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	1,622,016
349,969	JPMorgan High Yield Fund, Class R5 Shares	2,813,750
	Total Fixed Income	5,585,786
	International Equity – 27.5%
119,754	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	2,817,803
284,609	JPMorgan International Equity Fund, Class R5 Shares	3,711,301
278,449	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	3,605,920
69,711	JPMorgan Intrepid International Fund, Institutional Class Shares	1,131,411
	Total International Equity	11,266,435
	Money Market – 2.3%
924,784	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (l) (m)	924,784
	Total Money Market	924,784
	U.S. Equity – 46.4%
296,274	JPMorgan Disciplined Equity Fund, Institutional Class Shares	4,307,830
281,099	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	2,189,760
141,059	JPMorgan Intrepid America Fund, Class R5 Shares	2,914,278
28,640	JPMorgan Small Cap Equity Fund, Class R5 Shares	948,546
71,577	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	708,609
43,232	JPMorgan Small Cap Value Fund, Class R5 Shares	713,326
96,913	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	1,270,523
421,496	JPMorgan U.S. Equity Fund, Class R5 Shares	3,881,979
131,044	JPMorgan Value Advantage Fund, Institutional Class Shares	2,166,155
	Total U.S. Equity	19,101,006
	Total Investment Companies (Cost $34,373,087)	39,968,500
PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations – 1.8%
755,000	U.S. Treasury Notes, 0.875%, 01/31/11 (k) (m) (Cost $756,394)	756,740
	Total Investments — 99.1% (Cost $35,129,481)	40,725,240
	Other Assets in Excess of Liabilities — 0.9%	375,211
	NET ASSETS — 100.0%	$41,100,451

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	Hang Seng Index	10/28/10	$1,007,211	$13,313
4	10 Year Commonwealth Treasury Bond	12/15/10	417,071	2,284
14	FTSE 100 Index	12/17/10	1,216,081	(3,954)
12	E-mini Russell 2000	12/17/10	809,400	50,974
6	DAX	12/17/10	1,276,207	(8,882)
33	E-mini S&P 500	12/17/10	1,875,555	68,282
3	10 Year Government of Canada Bond	12/20/10	368,782	2,614
3	Long Gilt	12/29/10	585,883	(2,095)
22	5 Year U.S. Treasury Note	12/31/10	2,659,078	18,689
	Short Futures Outstanding
(52)	OMX Stockholm 30 Index	10/15/10	(838,398)	(2,199)
(8)	CAC 40 Index	10/15/10	(404,613)	6,217
(2)	Euro Bund	12/08/10	(358,344)	(765)
(5)	TOPIX Index	12/09/10	(495,029)	(5,998)
(4)	SFE SPI 200 Index	12/16/10	(444,613)	5,985
(38)	Dow Jones Euro STOXX 50 Index	12/17/10	(1,418,380)	22,127
(3)	FTSE MIB Index	12/17/10	(417,175)	8,506
(15)	5 Year U.S. Treasury Note	12/31/10	(1,813,008)	(10,474)
				$164,624

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,694,768
Aggregate gross unrealized depreciation	(99,009)
Net unrealized appreciation/depreciation	$5,595,759
Federal income tax cost of investments	$35,129,481

SmartRetirement 2045 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$39,968,500	$756,740	$–	$40,725,240
Appreciation in Other Financial Instruments
Futures Contracts	$198,991	$–	$–	$198,991

Depreciation in Other Financial Instruments
Futures Contracts	$(34,367)	$–	$–	$(34,367)

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan SmartRetirement 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Companies – 97.7% (b)
	Alternative Assets – 7.6%
87,490	JPMorgan International Realty Fund, Class R5 Shares	881,895
304,163	JPMorgan Realty Income Fund, Class R5 Shares	2,694,885
	Total Alternative Assets	3,576,780

	Fixed Income – 14.3%
134,801	JPMorgan Core Bond Fund, Class R5 Shares	1,571,778
223,479	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	1,839,235
409,065	JPMorgan High Yield Fund, Class R5 Shares	3,288,886
	Total Fixed Income	6,699,899

	International Equity – 27.5%
139,652	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	3,286,010
315,973	JPMorgan International Equity Fund, Class R5 Shares	4,120,286
312,475	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	4,046,549
88,846	JPMorgan Intrepid International Fund, Institutional Class Shares	1,441,964
	Total International Equity	12,894,809

	Money Market – 1.9%
864,857	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (l) (m)	864,857

	U.S. Equity – 46.4%
341,706	JPMorgan Disciplined Equity Fund, Institutional Class Shares	4,968,407
324,700	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	2,529,410
156,958	JPMorgan Intrepid America Fund, Class R5 Shares	3,242,743
31,253	JPMorgan Small Cap Equity Fund, Class R5 Shares	1,035,113
101,523	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	1,005,075
42,737	JPMorgan Small Cap Value Fund, Class R5 Shares	705,164
67,859	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	889,637
536,145	JPMorgan U.S. Equity Fund, Class R5 Shares	4,937,893
151,263	JPMorgan Value Advantage Fund, Institutional Class Shares	2,500,372
	Total U.S. Equity	21,813,814
	Total Investment Companies (Cost $40,450,073)	45,850,159

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations – 1.8%
845,000	U.S. Treasury Notes, 0.875%, 01/31/11 (k) (m) (Cost $846,573)	846,948
	Total Investments — 99.5% (Cost $41,296,646)	46,697,107
	Other Assets in Excess of Liabilities — 0.5%	232,047
	NET ASSETS — 100.0%	$46,929,154

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	Hang Seng Index	10/28/10	$1,151,098	$15,261
4	10 Year Commonwealth Treasury Bond	12/15/10	417,071	2,284
16	FTSE 100 Index	12/17/10	1,389,807	(3,816)
14	E-mini Russell 2000	12/17/10	944,300	59,419
7	DAX	12/17/10	1,488,907	(10,823)
40	E-mini S&P 500	12/17/10	2,273,400	67,602
3	10 Year Government of Canada Bond	12/20/10	368,782	2,614
4	Long Gilt	12/29/10	781,177	(2,793)
25	5 Year U.S. Treasury Note	12/31/10	3,021,680	22,221
	Short Futures Outstanding
(58)	OMX Stockholm 30 Index	10/15/10	(935,137)	(2,568)
(8)	CAC 40 Index	10/15/10	(404,613)	6,217
(2)	Euro Bund	12/08/10	(358,344)	(765)
(6)	TOPIX Index	12/09/10	(594,035)	(7,508)
(4)	SFE SPI 200 Index	12/16/10	(444,613)	5,985
(46)	Dow Jones Euro STOXX 50 Index	12/17/10	(1,716,986)	26,553
(3)	FTSE MIB Index	12/17/10	(417,175)	8,506
(19)	5 Year U.S. Treasury Note	12/31/10	(2,296,477)	(12,186)
				$176,203

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$5,455,546
Aggregate gross unrealized depreciation	(55,085)
Net unrealized appreciation/depreciation	$5,400,461
Federal income tax cost of investments	$41,296,646

SmartRetirement 2050 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$45,850,159	$846,948	$–	$46,697,107
Appreciation in Other Financial Instruments
Futures Contracts	$216,662	$–	$–	$216,662

Depreciation in Other Financial Instruments
Futures Contracts	$(40,459)	$–	$–	$(40,459)

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedules of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan SmartRetirement Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Companies – 100.4% (b)
	Alternative Assets – 4.0%
230,939	JPMorgan International Realty Fund, Class R5 Shares	2,327,861
711,830	JPMorgan Realty Income Fund, Class R5 Shares	6,306,817
	Total Alternative Assets	8,634,678

	Fixed Income – 56.2%
6,150,402	JPMorgan Core Bond Fund, Class R5 Shares	71,713,683
1,403,427	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	11,550,203
2,413,540	JPMorgan High Yield Fund, Class R5 Shares	19,404,859
1,979,281	JPMorgan Real Return Fund, Institutional Class Shares	19,416,745
	Total Fixed Income	122,085,490

	International Equity – 10.9%
280,431	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	6,598,550
601,341	JPMorgan International Equity Fund, Class R5 Shares	7,841,482
570,022	JPMorgan International Opportunities Fund, Institutional Class Shares	7,381,790
120,035	JPMorgan Intrepid International Fund, Institutional Class Shares	1,948,170
	Total International Equity	23,769,992

	Money Market – 11.5%
25,018,241	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (l) (m)	25,018,241

	U.S. Equity – 17.8%
1,155,068	JPMorgan Disciplined Equity Fund, Institutional Class Shares	16,794,692
324,466	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	2,527,594
201,849	JPMorgan Intrepid America Fund, Class R5 Shares	4,170,209
93,453	JPMorgan Small Cap Equity Fund, Class R5 Shares	3,095,175
40,266	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	398,633
23,107	JPMorgan Small Cap Value Fund, Class R5 Shares	381,265
194,439	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	2,549,095
680,598	JPMorgan U.S. Equity Fund, Class R5 Shares	6,268,310
147,981	JPMorgan Value Advantage Fund, Institutional Class Shares	2,446,125
	Total U.S. Equity	38,631,098
	Total Investment Companies (Cost $198,967,443)	218,139,499

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation – 0.9%
1,875,000	U.S. Treasury Note, 0.875%, 01/31/11 (k) (Cost $1,878,487)	1,879,322
	Total Investments — 101.3% (Cost $200,845,930)	220,018,821
	Liabilities in Excess of Other Assets — (1.3)%	(2,762,368)
	NET ASSETS — 100.0%	$217,256,453

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
19	Hang Seng Index	10/28/10	$2,733,859	$36,124
10	10 Year Commonwealth Treasury Bond	12/15/10	1,042,678	5,711
36	FTSE 100 Index	12/17/10	3,127,065	(8,354)
25	E-mini Russell 2000	12/17/10	1,686,250	106,170
15	DAX	12/17/10	3,190,516	(22,189)
60	E-mini S&P 500	12/17/10	3,410,100	124,848
8	10 Year Government of Canada Bond	12/20/10	983,419	6,971
9	Long Gilt	12/29/10	1,757,649	(6,285)
39	5 Year U.S. Treasury Note	12/31/10	4,713,820	38,313
	Short Futures Outstanding
(138)	OMX Stockholm 30 Index	10/15/10	(2,224,981)	(5,952)
(21)	CAC 40 Index	10/15/10	(1,062,108)	16,316
(6)	Euro Bund	12/08/10	(1,075,032)	(2,294)
(17)	TOPIX Index	12/09/10	(1,683,098)	(22,484)
(1)	10 Year Japanese Government Bond	12/09/10	(1,718,016)	(15,750)
(10)	SFE SPI 200 Index	12/16/10	(1,111,532)	14,964
(8)	FTSE MIB Index	12/17/10	(1,112,467)	22,682
(98)	Dow Jones Euro STOXX 50 Index	12/17/10	(3,657,927)	47,301
(8)	5 Year U.S. Treasury Note	12/31/10	(966,937)	(82)
				$336,010

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,192,543
Aggregate gross unrealized depreciation	(1,019,652)
Net unrealized appreciation/depreciation	$19,172,891
Federal income tax cost of investments	$200,845,930

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$218,139,499	$1,879,322	$–	$220,018,821
Appreciation in Other Financial Instruments
Futures Contracts	$419,400	$–	$–	$419,400

Depreciation in Other Financial Instruments
Futures Contracts	$(83,390)	$–	$–	$(83,390)

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan U.S. Dynamic Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 118.8% (j)
Common Stocks — 117.9%
Consumer Discretionary — 12.0%
	Automobiles — 0.9%
184	Ford Motor Co. (a)	2,248

	Hotels, Restaurants & Leisure — 1.7%
26	McDonald's Corp.	1,910
42	Starbucks Corp.	1,069
49	Wyndham Worldwide Corp.	1,341

		4,320
	Household Durables — 0.9%
25	Stanley Black & Decker, Inc.	1,512
21	Tempur-Pedic International, Inc. (a)	659

		2,171
	Leisure Equipment & Products — 1.0%
59	Hasbro, Inc.	2,613

	Media — 3.2%
175	CBS Corp., Class B	2,776
68	Comcast Corp., Class A	1,225
36	Discovery Communications, Inc., Class A (a)	1,556
39	Omnicom Group, Inc.	1,544
27	Time Warner, Inc.	838

		7,939
	Multiline Retail — 2.8%
33	Family Dollar Stores, Inc.	1,437
65	Macy's, Inc.	1,494
21	Nordstrom, Inc.	783
64	Target Corp.	3,395

		7,109
	Specialty Retail — 0.7%
27	AutoNation, Inc. (a)	634
25	Best Buy Co., Inc.	1,006

		1,640
	Textiles, Apparel & Luxury Goods — 0.8%
25	Deckers Outdoor Corp. (a)	1,250
10	NIKE, Inc., Class B	761

		2,011
	Total Consumer Discretionary	30,051
Consumer Staples — 15.4%
	Beverages — 3.7%
79	Coca-Cola Co. (The)	4,624
12	Coca-Cola Enterprises, Inc.	357
8	Dr. Pepper Snapple Group, Inc.	295
5	Molson Coors Brewing Co., Class B	250
55	PepsiCo, Inc.	3,669

		9,195
	Food & Staples Retailing — 3.5%
15	Costco Wholesale Corp.	961
47	CVS Caremark Corp.	1,481
23	Kroger Co. (The)	491
13	Safeway, Inc.	284
21	Sysco Corp.	585
34	Walgreen Co.	1,128
71	Wal-Mart Stores, Inc.	3,793

		8,723
	Food Products — 2.2%
22	Archer-Daniels-Midland Co.	707
15	ConAgra Foods, Inc.	338
22	General Mills, Inc.	820
11	H.J. Heinz Co.	517
6	Hershey Co. (The)	271
9	Kellogg Co.	455
59	Kraft Foods, Inc., Class A	1,832
7	Mead Johnson Nutrition Co.	410
23	Sara Lee Corp.	306

		5,656
	Household Products — 3.4%
5	Clorox Co.	320
17	Colgate-Palmolive Co.	1,292
14	Kimberly-Clark Corp.	920
99	Procter & Gamble Co. (The)	5,910

		8,442
	Personal Products — 0.2%
15	Avon Products, Inc.	467

	Tobacco — 2.4%
71	Altria Group, Inc.	1,703
5	Lorillard, Inc.	435
63	Philip Morris International, Inc.	3,548
6	Reynolds American, Inc.	350

		6,036
	Total Consumer Staples	38,519
Energy — 16.5%
	Energy Equipment & Services — 3.0%
14	Baker Hughes, Inc.	583
8	Cameron International Corp. (a)	355
6	Ensco plc, (United Kingdom), ADR	251
4	FMC Technologies, Inc. (a)	265
29	Halliburton Co.	969
21	Nabors Industries Ltd., (Bermuda) (a)	385
19	National Oilwell Varco, Inc.	841
8	Noble Corp., (Switzerland)	253
5	Oceaneering International, Inc. (a)	253
6	Oil States International, Inc. (a)	256
44	Schlumberger Ltd.	2,699
9	Superior Energy Services, Inc. (a)	251
4	Transocean Ltd., (Switzerland) (a)	257

		7,618
	Oil, Gas & Consumable Fuels — 13.5%
24	Anadarko Petroleum Corp.	1,345
16	Apache Corp.	1,609
31	Chesapeake Energy Corp.	702
67	Chevron Corp.	5,461
52	ConocoPhillips	3,003
8	Consol Energy, Inc.	285
18	Denbury Resources, Inc. (a)	280
21	Devon Energy Corp.	1,367
24	El Paso Corp.	292
12	EOG Resources, Inc.	1,077
8	EQT Corp.	298
163	Exxon Mobil Corp.	10,089
10	Hess Corp.	577
23	Marathon Oil Corp.	762
10	Murphy Oil Corp.	632
8	Noble Energy, Inc.	580
29	Occidental Petroleum Corp.	2,291
9	Peabody Energy Corp.	434
6	Pioneer Natural Resources Co.	370
7	Range Resources Corp.	269
16	Southwestern Energy Co. (a)	544
21	Spectra Energy Corp.	481
18	Valero Energy Corp.	310
33	Williams Cos., Inc. (The)	621

		33,679
	Total Energy	41,297
Financials — 15.6%
	Capital Markets — 2.8%
19	Ameriprise Financial, Inc.	909
29	Bank of New York Mellon Corp. (The)	761
10	Franklin Resources, Inc.	1,026
12	Goldman Sachs Group, Inc. (The)	1,781
82	Morgan Stanley	2,020
12	State Street Corp.	464

		6,961
	Commercial Banks — 3.2%
226	Huntington Bancshares, Inc.	1,283
171	KeyCorp	1,360
46	U.S. Bancorp	996
175	Wells Fargo & Co.	4,398

		8,037
	Consumer Finance — 1.3%
40	American Express Co.	1,670
92	Discover Financial Services	1,536

		3,206
	Diversified Financial Services — 3.7%
331	Bank of America Corp.	4,341
904	Citigroup, Inc. (a)	3,527
68	NASDAQ OMX Group, Inc. (The) (a)	1,317

		9,185
	Insurance — 4.1%
19	Axis Capital Holdings Ltd., (Bermuda)	637
72	Berkshire Hathaway, Inc., Class B (a)	5,989
22	MetLife, Inc.	842
11	Prudential Financial, Inc.	610
11	Travelers Cos., Inc. (The)	593
68	XL Group plc, (Bermuda)	1,473

		10,144
	Real Estate Investment Trusts (REITs) — 0.5%
31	Apartment Investment & Management Co., Class A	662
7	Simon Property Group, Inc.	649

		1,311
	Total Financials	38,844
Health Care — 11.2%
	Biotechnology — 1.6%
34	Celgene Corp. (a)	1,931
32	Cephalon, Inc. (a)	1,968

		3,899
	Health Care Providers & Services — 1.6%
31	AMERIGROUP Corp. (a)	1,322
46	Health Net, Inc. (a)	1,251
29	Humana, Inc. (a)	1,461

		4,034
	Life Sciences Tools & Services — 0.8%
12	Illumina, Inc. (a)	613
59	PerkinElmer, Inc.	1,358

		1,971
	Pharmaceuticals — 7.2%
108	Abbott Laboratories (m)	5,665
41	Bristol-Myers Squibb Co.	1,110
124	Merck & Co., Inc.	4,549
75	Mylan, Inc. (a)	1,412
268	Pfizer, Inc.	4,594
24	Valeant Pharmaceuticals International, Inc., (Canada)	606

		17,936
	Total Health Care	27,840
Industrials — 11.6%
	Aerospace & Defense — 2.2%
27	Boeing Co. (The)	1,828
46	Honeywell International, Inc.	2,033
22	United Technologies Corp.	1,598

		5,459
	Air Freight & Logistics — 1.7%
62	United Parcel Service, Inc., Class B	4,109

	Airlines — 0.5%
55	UAL Corp. (a)	1,305

	Construction & Engineering — 0.7%
75	KBR, Inc.	1,846

	Electrical Equipment — 0.9%
43	Emerson Electric Co.	2,246

	Industrial Conglomerates — 2.0%
17	3M Co.	1,482
219	General Electric Co.	3,563

		5,045
	Machinery — 3.0%
48	Caterpillar, Inc.	3,750
27	Cummins, Inc.	2,434
33	Timken Co.	1,269

		7,453
	Road & Rail — 0.6%
20	Union Pacific Corp.	1,608

	Total Industrials	29,071
Information Technology — 20.1%
	Communications Equipment — 3.4%
54	ADTRAN, Inc.	1,916
351	Motorola, Inc. (a)	2,995
67	QUALCOMM, Inc.	3,042
13	Research In Motion Ltd., (Canada) (a)	652

		8,605
	Computers & Peripherals — 5.9%
35	Apple, Inc. (a)	9,932
140	EMC Corp. (a)	2,846
74	Western Digital Corp. (a)	2,093

		14,871
	Internet Software & Services — 1.8%
8	Google, Inc., Class A (a)	4,405

	IT Services — 2.7%
50	International Business Machines Corp.	6,677

	Semiconductors & Semiconductor Equipment — 1.6%
28	Altera Corp.	843
28	Analog Devices, Inc.	878
45	Linear Technology Corp.	1,378
111	Micron Technology, Inc. (a)	799

		3,898
	Software — 4.7%
49	Intuit, Inc. (a)	2,158
185	Microsoft Corp.	4,522
140	Oracle Corp.	3,755
14	VMware, Inc., Class A (a)	1,230

		11,665
	Total Information Technology	50,121
Materials — 7.1%
	Chemicals — 3.3%
39	Celanese Corp., Class A	1,246
33	Cytec Industries, Inc.	1,871
50	E.l. du Pont de Nemours & Co.	2,244
21	PPG Industries, Inc.	1,547
79	Solutia, Inc. (a)	1,273

		8,181
	Metals & Mining — 3.8%
41	Barrick Gold Corp., (Canada)	1,879
22	Cliffs Natural Resources, Inc.	1,433
19	Freeport-McMoRan Copper & Gold, Inc.	1,604
32	Newmont Mining Corp.	2,035
129	Titanium Metals Corp. (a)	2,583

		9,534
	Total Materials	17,715
Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.6%
140	AT&T, Inc. (m)	3,995
7	CenturyLink, Inc.	291
67	Verizon Communications, Inc.	2,172

		6,458
	Wireless Telecommunication Services — 0.3%
10	American Tower Corp., Class A (a)	501
72	Sprint Nextel Corp. (a)	332

		833
	Total Telecommunication Services	7,291
Utilities — 5.5%
	Electric Utilities — 3.0%
19	American Electric Power Co., Inc.	701
53	Duke Energy Corp.	941
13	Edison International	450
7	Entergy Corp.	560
26	Exelon Corp.	1,121
13	FirstEnergy Corp.	482
17	NextEra Energy, Inc.	911
7	Northeast Utilities	204
19	PPL Corp.	511
11	Progress Energy, Inc.	507
33	Southern Co.	1,223

		7,611
	Gas Utilities — 0.1%
4	Oneok, Inc.	186

	Independent Power Producers & Energy Traders — 0.3%
28	AES Corp. (The) (a) (m)	313
8	Constellation Energy Group, Inc.	268
11	NRG Energy, Inc. (a)	223

		804
	Multi-Utilities — 2.1%
10	Ameren Corp.	271
17	CenterPoint Energy, Inc.	265
11	Consolidated Edison, Inc.	549
24	Dominion Resources, Inc.	1,039
6	DTE Energy Co.	297
12	NiSource, Inc.	203
15	PG&E Corp.	666
21	Public Service Enterprise Group, Inc.	680
9	Sempra Energy	492
5	Wisconsin Energy Corp.	279
18	Xcel Energy, Inc.	423

		5,164
	Total Utilities	13,765
	Total Common Stocks (Cost $277,063)	294,514
Short-Term Investment — 0.9%
	Investment Company — 0.9%
2,244	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $2,244)	2,244
	Total Investments — 118.8% (Cost $279,307)	296,758
	Liabilities in Excess of Other Assets — (18.8)%	(46,875)
	NET ASSETS — 100.0%	$249,883

Short Positions — 18.3%
Common Stocks — 5.7%
Consumer Discretionary — 1.3%
	Household Durables — 0.8%
27	Fortune Brands, Inc.	1,350
19	Harman International Industries, Inc. (a)	620

		1,970
	Multiline Retail — 0.3%
25	J.C. Penney Co., Inc.	687

	Textiles, Apparel & Luxury Goods — 0.2%
7	Polo Ralph Lauren Corp.	669

	Total Consumer Discretionary	3,326
Financials — 0.3%
	Capital Markets — 0.3%
60	Janus Capital Group, Inc.	657

Health Care — 0.5%
	Life Sciences Tools & Services — 0.5%
26	Thermo Fisher Scientific, Inc. (a)	1,238

Industrials — 1.5%
	Aerospace & Defense — 0.2%
13	ITT Corp.	614

	Electrical Equipment — 0.5%
13	Cooper Industries plc	658
10	Rockwell Automation, Inc.	637

		1,295
	Machinery — 0.8%
31	Danaher Corp.	1,241
13	Illinois Tool Works, Inc.	624

		1,865
	Total Industrials	3,774
Information Technology — 0.8%
	Computers & Peripherals — 0.3%
38	QLogic Corp. (a)	668

	Software — 0.5%
30	CA, Inc.	641
72	Compuware Corp. (a)	618

		1,259
	Total Information Technology	1,927
Materials — 1.3%
	Chemicals — 1.1%
16	Air Products & Chemicals, Inc.	1,366
117	Huntsman Corp.	1,357

		2,723
	Metals & Mining — 0.2%
15	Nucor Corp.	591

	Total Materials	3,314
	Total Common Stocks (Cost $13,477)	14,236
Investment Companies — 12.6%
259	Consumer Staples Select Sector SPDR Fund	7,217
135	Energy Select Sector SPDR Fund	7,552
61	Health Care Select Sector SPDR Fund	1,869
115	Materials Select Sector SPDR Fund	3,760
54	SPDR S&P 500 ETF Trust	6,134
157	Utilities Select Sector SPDR Fund	4,912

	Total Investment Companies (Cost $30,742)	31,444
	Total Short Positions (Proceeds $44,219)	45,680

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor's Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,227
Aggregate gross unrealized depreciation	(1,776)
Net unrealized appreciation/depreciation	$17,451
Federal income tax cost of investments	$279,307

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$296,758	$–	$–	$296,758
Total Liabilities	(45,680)	–	–	(45,680)

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.9%
	Consumer Discretionary — 12.7%
	Auto Components — 1.4%
1,389	Johnson Controls, Inc.	42,367

	Diversified Consumer Services — 0.4%
271	Apollo Group, Inc., Class A (a)	13,930
9	DeVry, Inc.	418

		14,348
	Hotels, Restaurants & Leisure — 2.2%
538	Carnival Corp.	20,547
77	Darden Restaurants, Inc.	3,283
510	International Game Technology	7,371
87	McDonald's Corp.	6,490
63	Royal Caribbean Cruises Ltd. (a) (c)	1,981
75	Starwood Hotels & Resorts Worldwide, Inc. (c)	3,961
23	WMS Industries, Inc. (a)	887
21	Wynn Resorts Ltd. (c)	1,839
456	Yum! Brands, Inc. (c)	21,008

		67,367
	Household Durables — 0.2%
308	Lennar Corp., Class A (c)	4,742
4	NVR, Inc. (a) (c)	2,601

		7,343
	Internet & Catalog Retail — 1.4%
216	Amazon.com, Inc. (a)	33,852
99	Expedia, Inc.	2,795
13	NetFlix, Inc. (a) (c)	2,043
11	priceline.com, Inc. (a)	3,692

		42,382
	Media — 3.9%
600	CBS Corp., Class B	9,510
522	Comcast Corp., Class A	9,440
235	DIRECTV, Class A (a)	9,797
29	Discovery Communications, Inc., Class A (a) (c)	1,241
652	Gannett Co., Inc. (c)	7,971
41	Time Warner Cable, Inc.	2,204
1,903	Time Warner, Inc.	58,336
711	Walt Disney Co. (The)	23,547

		122,046
	Multiline Retail — 0.8%
77	Dollar Tree, Inc. (a)	3,769
72	Family Dollar Stores, Inc.	3,194
61	J.C. Penney Co., Inc. (c)	1,651
232	Kohl's Corp. (a)	12,236
43	Nordstrom, Inc.	1,611
48	Target Corp.	2,577

		25,038
	Specialty Retail — 2.1%
7	Advance Auto Parts, Inc.	409
38	AutoZone, Inc. (a) (c)	8,684
242	GameStop Corp., Class A (a) (c)	4,770
833	Lowe's Cos., Inc.	18,558
78	O'Reilly Automotive, Inc. (a) (c)	4,160
1,243	Staples, Inc. (c)	26,002
65	Urban Outfitters, Inc. (a) (c)	2,047

		64,630
	Textiles, Apparel & Luxury Goods — 0.3%
149	Coach, Inc.	6,387
6	NIKE, Inc., Class B	487
23	V.F. Corp.	1,833

		8,707
	Total Consumer Discretionary	394,228
	Consumer Staples — 9.5%
	Beverages — 1.9%
796	Coca-Cola Co. (The)	46,565
208	PepsiCo, Inc.	13,836

		60,401
	Food & Staples Retailing — 2.1%
557	CVS Caremark Corp.	17,539
519	Kroger Co. (The)	11,235
719	Sysco Corp.	20,506
69	Walgreen Co.	2,300
291	Wal-Mart Stores, Inc.	15,581

		67,161
	Food Products — 1.1%
375	Campbell Soup Co. (c)	13,419
445	General Mills, Inc.	16,271
117	Kraft Foods, Inc., Class A	3,603

		33,293
	Household Products — 2.7%
178	Colgate-Palmolive Co.	13,679
1,176	Procter & Gamble Co. (The)	70,507

		84,186
	Tobacco — 1.7%
925	Philip Morris International, Inc.	51,825

	Total Consumer Staples	296,866
	Energy — 10.7%
	Energy Equipment & Services — 1.3%
208	Baker Hughes, Inc.	8,839
7	Nabors Industries Ltd., (Bermuda) (a)	123
12	National Oilwell Varco, Inc.	551
498	Schlumberger Ltd.	30,681

		40,194
	Oil, Gas & Consumable Fuels — 9.4%
96	Anadarko Petroleum Corp.	5,479
362	Apache Corp. (c)	35,361
812	Chevron Corp.	65,809
33	Concho Resources, Inc. (a)	2,197
385	ConocoPhillips	22,139
248	Devon Energy Corp.	16,051
443	EOG Resources, Inc.	41,155
825	Exxon Mobil Corp.	50,978
16	Noble Energy, Inc.	1,169
643	Occidental Petroleum Corp.	50,337
77	Williams Cos., Inc. (The)	1,466

		292,141
	Total Energy	332,335
	Financials — 13.4%
	Capital Markets — 3.4%
13	Bank of New York Mellon Corp. (The)	345
344	Goldman Sachs Group, Inc. (The)	49,722
460	Invesco Ltd.	9,763
920	Morgan Stanley	22,693
332	State Street Corp.	12,509
31	T. Rowe Price Group, Inc.	1,572
423	TD AMERITRADE Holding Corp. (a)	6,828

		103,432
	Commercial Banks — 3.2%
543	BB&T Corp.	13,086
348	Fifth Third Bancorp	4,184
656	Regions Financial Corp.	4,769
94	SVB Financial Group (a) (c)	3,962
689	U.S. Bancorp	14,889
2,145	Wells Fargo & Co.	53,915
141	Zions Bancorp (c)	3,016

		97,821
	Consumer Finance — 0.3%
166	American Express Co.	6,980
74	Capital One Financial Corp.	2,945

		9,925
	Diversified Financial Services — 3.2%
3,706	Bank of America Corp.	48,590
9,855	Citigroup, Inc. (a)	38,434
50	CME Group, Inc.	12,964

		99,988
	Insurance — 2.9%
302	ACE Ltd., (Switzerland)	17,599
177	Aflac, Inc.	9,153
118	Berkshire Hathaway, Inc., Class B (a)	9,778
151	Lincoln National Corp.	3,622
438	MetLife, Inc.	16,853
146	Principal Financial Group, Inc.	3,786
251	Prudential Financial, Inc.	13,577
202	RenaissanceRe Holdings Ltd., (Bermuda)	12,139
193	XL Group plc, (Bermuda)	4,170

		90,677
	Real Estate Investment Trusts (REITs) — 0.4%
88	Annaly Capital Management, Inc.	1,547
247	Apartment Investment & Management Co., Class A (c)	5,288
22	Health Care REIT, Inc.	1,046
109	Lexington Realty Trust	777
126	Plum Creek Timber Co., Inc. (c)	4,434

		13,092
	Thrifts & Mortgage Finance — 0.0% (g)
42	New York Community Bancorp, Inc. (c)	680

	Total Financials	415,615
	Health Care — 11.1%
	Biotechnology — 2.2%
142	Alexion Pharmaceuticals, Inc. (a) (c)	9,164
352	Biogen Idec, Inc. (a) (c)	19,782
691	Celgene Corp. (a)	39,819
36	Dendreon Corp. (a)	1,499

		70,264
	Health Care Equipment & Supplies — 0.8%
252	Boston Scientific Corp. (a)	1,545
352	Covidien plc, (Ireland)	14,153
43	Edwards Lifesciences Corp. (a)	2,890
8	Intuitive Surgical, Inc. (a)	2,156
85	Medtronic, Inc.	2,850

		23,594
	Health Care Providers & Services — 2.3%
368	Aetna, Inc.	11,644
610	Cardinal Health, Inc.	20,144
25	DaVita, Inc. (a)	1,714
246	Express Scripts, Inc. (a)	11,987
47	McKesson Corp.	2,906
103	Medco Health Solutions, Inc. (a)	5,363
152	UnitedHealth Group, Inc.	5,334
239	WellPoint, Inc. (a)	13,512

		72,604
	Life Sciences Tools & Services — 0.2%
149	Thermo Fisher Scientific, Inc. (a)	7,145

	Pharmaceuticals — 5.6%
1,128	Abbott Laboratories	58,935
43	Allergan, Inc.	2,867
28	Johnson & Johnson	1,749
1,898	Merck & Co., Inc.	69,869
37	Novo Nordisk A/S, (Denmark), ADR (c)	3,662
2,045	Pfizer, Inc.	35,109
19	Teva Pharmaceutical Industries Ltd., (Israel), ADR	997

		173,188
	Total Health Care	346,795
	Industrials — 9.4%
	Aerospace & Defense — 3.1%
45	Goodrich Corp.	3,281
828	Honeywell International, Inc.	36,367
22	Precision Castparts Corp.	2,815
754	United Technologies Corp. (c)	53,701

		96,164
	Air Freight & Logistics — 0.0% (g)
16	C.H. Robinson Worldwide, Inc.	1,126

	Industrial Conglomerates — 1.2%
1,338	General Electric Co.	21,736
193	Textron, Inc. (c)	3,978
291	Tyco International Ltd., (Switzerland)	10,690

		36,404
	Machinery — 2.7%
55	Cummins, Inc.	4,955
364	Deere & Co.	25,419
13	Eaton Corp.	1,043
39	Joy Global, Inc.	2,745
21	Navistar International Corp. (a)	912
779	PACCAR, Inc. (c)	37,518
179	Parker Hannifin Corp.	12,560

		85,152
	Road & Rail — 2.2%
248	CSX Corp.	13,735
76	Hertz Global Holdings, Inc. (a)	803
527	Norfolk Southern Corp.	31,356
257	Union Pacific Corp.	21,016

		66,910
	Trading Companies & Distributors — 0.2%
59	GATX Corp. (c)	1,731
32	W.W. Grainger, Inc. (c)	3,835

		5,566
	Total Industrials	291,322
	Information Technology — 19.7%
	Communications Equipment — 4.0%
3,000	Cisco Systems, Inc. (a)	65,700
33	F5 Networks, Inc. (a)	3,467
650	Juniper Networks, Inc. (a) (c)	19,729
763	QUALCOMM, Inc.	34,432

		123,328
	Computers & Peripherals — 5.6%
379	Apple, Inc. (a)	107,519
283	Dell, Inc. (a)	3,662
429	EMC Corp. (a)	8,704
1,119	Hewlett-Packard Co.	47,088
85	NetApp, Inc. (a)	4,242
113	SanDisk Corp. (a)	4,143

		175,358
	Electronic Equipment, Instruments & Components — 0.3%
71	Amphenol Corp., Class A	3,497
289	Corning, Inc.	5,274
35	Dolby Laboratories, Inc., Class A (a) (c)	1,983

		10,754
	Internet Software & Services — 0.7%
37	Baidu, Inc., (China), ADR (a)	3,829
31	Google, Inc., Class A (a)	16,434

		20,263
	IT Services — 3.3%
459	Cognizant Technology Solutions Corp., Class A (a)	29,597
355	Genpact Ltd., (Bermuda) (a) (c)	6,299
345	International Business Machines Corp.	46,256
72	MasterCard, Inc., Class A	16,106
55	Visa, Inc., Class A	4,087

		102,345
	Semiconductors & Semiconductor Equipment — 1.6%
207	Analog Devices, Inc.	6,492
93	ARM Holdings plc, (United Kingdom), ADR (c)	1,737
173	Broadcom Corp., Class A	6,119
767	Intersil Corp., Class A (c)	8,968
128	Lam Research Corp. (a)	5,374
515	Marvell Technology Group Ltd., (Bermuda) (a)	9,018
330	Novellus Systems, Inc. (a)	8,771
174	Xilinx, Inc. (c)	4,628

		51,107
	Software — 4.2%
244	Adobe Systems, Inc. (a)	6,378
14	Factset Research Systems, Inc. (c)	1,168
3,170	Microsoft Corp.	77,631
1,333	Oracle Corp.	35,779
61	Red Hat, Inc. (a)	2,489
33	Salesforce.com, Inc. (a)	3,667
25	VMware, Inc., Class A (a)	2,089

		129,201
	Total Information Technology	612,356
	Materials — 4.4%
	Chemicals — 2.7%
1,038	Dow Chemical Co. (The)	28,491
1,148	E.l. du Pont de Nemours & Co.	51,233
47	Monsanto Co.	2,268
16	Praxair, Inc.	1,462
18	Sherwin-Williams Co. (The)	1,368

		84,822
	Metals & Mining — 1.7%
596	Freeport-McMoRan Copper & Gold, Inc.	50,920
65	Vale S.A., (Brazil), ADR (c)	2,023

		52,943
	Total Materials	137,765
	Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 2.5%
832	AT&T, Inc.	23,807
1,046	Frontier Communications Corp. (c)	8,548
1,451	Verizon Communications, Inc.	47,287

		79,642
	Wireless Telecommunication Services — 0.9%
95	American Tower Corp., Class A (a)	4,876
4,904	Sprint Nextel Corp. (a)	22,707

		27,583
	Total Telecommunication Services	107,225
	Utilities — 3.6%
	Electric Utilities — 2.2%
166	Edison International	5,700
267	Entergy Corp.	20,451
72	Exelon Corp.	3,048
399	NextEra Energy, Inc.	21,720
832	NV Energy, Inc.	10,942
156	Southern Co.	5,810

		67,671
	Independent Power Producers & Energy Traders — 0.0% (g)
24	Constellation Energy Group, Inc.	760

	Multi-Utilities — 1.1%
255	PG&E Corp.	11,573
137	Public Service Enterprise Group, Inc.	4,540
194	SCANA Corp. (c)	7,822
494	Xcel Energy, Inc.	11,344

		35,279
	Water Utilities — 0.3%
364	American Water Works Co., Inc.	8,480

	Total Utilities	112,190
	Total Common Stocks (Cost $2,559,809)	3,046,697
Preferred Stock — 0.0% (g)
Consumer Staples — 0.0% (g)
	Beverages — 0.0% (g)
14	Cia de Bebidas das Americas, (Brazil), ADR (c) (Cost $1,518)	1,683
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
8,770	U.S. Treasury Note, 1.125%, 06/30/11 (k) (Cost $8,821)	8,828
SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
35,772	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $35,772)	35,772
Investment of Cash Collateral for Securities on Loan — 5.0%
	Investment Company — 5.0%
154,312	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $154,312)	154,312

	Total Investments — 104.3% (Cost $2,760,232)	3,247,292
	Liabilities in Excess of Other Assets — (4.3)%	(134,347)
	NET ASSETS — 100.0%	$3,112,945

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
494	E-mini S&P 500	12/17/10	$28,076	$42

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$503,958
Aggregate gross unrealized depreciation	(16,898)
Net unrealized appreciation/depreciation	$487,060
Federal income tax cost of investments	$2,760,232

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$3,237,467	$9,825	$ —	$3,247,292
Appreciation in Other Financial Instruments
Futures Contracts	$42	$ —	$ —	$42

There were no significant transfers between Levels 1 and 2 during the three months ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of an ADR and U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 119.7% (j)
	Common Stocks — 117.8%
	Consumer Discretionary — 15.8%
	Auto Components — 2.2%
4,163	Johnson Controls, Inc.	126,973

	Diversified Consumer Services — 0.6%
674	Apollo Group, Inc., Class A (a)	34,629
99	Education Management Corp. (a)	1,446

		36,075
	Hotels, Restaurants & Leisure — 2.9%
1,332	Carnival Corp.	50,894
258	Darden Restaurants, Inc.	11,026
1,092	International Game Technology	15,785
233	Starwood Hotels & Resorts Worldwide, Inc.	12,248
1,655	Yum! Brands, Inc.	76,210

		166,163
	Household Durables — 0.5%
701	Lennar Corp., Class A	10,779
13	NVR, Inc. (a)	8,152
281	Toll Brothers, Inc. (a)	5,348
67	Tupperware Brands Corp.	3,082

		27,361
	Internet & Catalog Retail — 0.9%
317	Amazon.com, Inc. (a)	49,788

	Media — 5.2%
1,220	CBS Corp., Class B	19,349
1,689	Comcast Corp., Class A	30,535
307	DIRECTV, Class A (a)	12,773
2,262	Gannett Co., Inc.	27,663
5,082	Time Warner, Inc.	155,778
1,541	Walt Disney Co. (The)	51,032

		297,130
	Multiline Retail — 0.8%
753	J.C. Penney Co., Inc.	20,460
352	Kohl's Corp. (a)	18,546
160	Target Corp.	8,575

		47,581
	Specialty Retail — 2.6%
218	Advance Auto Parts, Inc.	12,777
72	AutoZone, Inc. (a)	16,394
261	GameStop Corp., Class A (a)	5,145
2,458	Lowe's Cos., Inc.	54,792
2,694	Staples, Inc.	56,365
81	Urban Outfitters, Inc. (a)	2,552

		148,025
	Textiles, Apparel & Luxury Goods — 0.1%
96	V.F. Corp.	7,780

	Total Consumer Discretionary	906,876
	Consumer Staples — 10.9%
	Beverages — 2.4%
1,589	Coca-Cola Co. (The)	92,978
658	PepsiCo, Inc.	43,687

		136,665
	Food & Staples Retailing — 2.3%
807	CVS Caremark Corp.	25,392
774	Kroger Co. (The)	16,762
1,935	Sysco Corp.	55,193
231	Walgreen Co.	7,723
527	Wal-Mart Stores, Inc.	28,191

		133,261
	Food Products — 1.3%
1,026	Campbell Soup Co.	36,696
674	General Mills, Inc.	24,635
392	Kraft Foods, Inc., Class A	12,101

		73,432
	Household Products — 3.0%
300	Colgate-Palmolive Co.	23,043
2,483	Procter & Gamble Co. (The)	148,898

		171,941
	Tobacco — 1.9%
720	Altria Group, Inc.	17,290
1,706	Philip Morris International, Inc.	95,554

		112,844
	Total Consumer Staples	628,143
	Energy — 13.3%
	Energy Equipment & Services — 2.0%
711	Baker Hughes, Inc.	30,279
178	Rowan Cos., Inc. (a)	5,410
1,348	Schlumberger Ltd.	83,030

		118,719
	Oil, Gas & Consumable Fuels — 11.3%
320	Anadarko Petroleum Corp.	18,242
712	Apache Corp.	69,585
1,530	Chevron Corp.	124,023
811	ConocoPhillips	46,567
409	Devon Energy Corp.	26,473
1,229	EOG Resources, Inc.	114,217
1,853	Exxon Mobil Corp.	114,509
52	Noble Energy, Inc.	3,890
1,678	Occidental Petroleum Corp.	131,403

		648,909
	Total Energy	767,628
	Financials — 14.8%
	Capital Markets — 3.8%
819	Goldman Sachs Group, Inc. (The)	118,377
1,056	Invesco Ltd.	22,410
1,645	Morgan Stanley	40,606
410	State Street Corp.	15,437
1,172	TD AMERITRADE Holding Corp. (a)	18,924

		215,754
	Commercial Banks — 3.6%
999	BB&T Corp.	24,059
507	Huntington Bancshares, Inc.	2,873
1,142	Regions Financial Corp.	8,300
263	SVB Financial Group (a)	11,142
2,082	U.S. Bancorp	45,013
4,290	Wells Fargo & Co.	107,818
379	Zions Bancorp	8,094

		207,299
	Consumer Finance — 0.5%
558	American Express Co.	23,440
146	Capital One Financial Corp.	5,782

		29,222
	Diversified Financial Services — 3.2%
7,051	Bank of America Corp.	92,444
18,690	Citigroup, Inc. (a)	72,892
79	CME Group, Inc.	20,577

		185,913
	Insurance — 3.4%
533	ACE Ltd., (Switzerland)	31,054
59	Aflac, Inc.	3,034
371	Berkshire Hathaway, Inc., Class B (a)	30,688
255	Lincoln National Corp.	6,090
994	MetLife, Inc.	38,233
486	Principal Financial Group, Inc.	12,607
527	Prudential Financial, Inc.	28,535
596	RenaissanceRe Holdings Ltd., (Bermuda)	35,730
361	XL Group plc, (Bermuda)	7,821

		193,792
	Real Estate Investment Trusts (REITs) — 0.3%
60	Alexandria Real Estate Equities, Inc.	4,186
206	Apartment Investment & Management Co., Class A	4,407
110	Camden Property Trust	5,263
64	Health Care REIT, Inc.	3,039
45	Plum Creek Timber Co., Inc.	1,603

		18,498
	Total Financials	850,478
	Health Care — 12.6%
	Biotechnology — 2.0%
73	Alexion Pharmaceuticals, Inc. (a)	4,729
750	Biogen Idec, Inc. (a)	42,088
1,225	Celgene Corp. (a)	70,598

		117,415
	Health Care Equipment & Supplies — 0.9%
839	Boston Scientific Corp. (a)	5,142
1,066	Covidien plc, (Ireland)	42,825
98	Stryker Corp.	4,882

		52,849
	Health Care Providers & Services — 2.6%
638	Aetna, Inc.	20,179
1,851	Cardinal Health, Inc.	61,144
83	DaVita, Inc. (a)	5,710
181	McKesson Corp.	11,157
343	Medco Health Solutions, Inc. (a)	17,848
278	UnitedHealth Group, Inc.	9,761
451	WellPoint, Inc. (a)	25,563

		151,362
	Life Sciences Tools & Services — 0.4%
424	Thermo Fisher Scientific, Inc. (a)	20,324

	Pharmaceuticals — 6.7%
2,497	Abbott Laboratories	130,440
3,643	Merck & Co., Inc.	134,083
6,856	Pfizer, Inc.	117,722

		382,245
	Total Health Care	724,195
	Industrials — 11.6%
	Aerospace & Defense — 4.7%
2,821	Honeywell International, Inc.	123,966
2,061	United Technologies Corp.	146,786

		270,752
	Electrical Equipment — 0.2%
236	Cooper Industries plc	11,538

	Industrial Conglomerates — 1.5%
3,889	General Electric Co.	63,191
415	Textron, Inc.	8,529
453	Tyco International Ltd., (Switzerland)	16,632

		88,352
	Machinery — 2.6%
210	Danaher Corp.	8,512
829	Deere & Co.	57,829
1,293	PACCAR, Inc.	62,281
300	Parker Hannifin Corp.	21,039

		149,661
	Road & Rail — 2.6%
2,225	Norfolk Southern Corp.	132,416
179	Union Pacific Corp.	14,676

		147,092
	Total Industrials	667,395
	Information Technology — 23.2%
	Communications Equipment — 4.7%
6,849	Cisco Systems, Inc. (a)	149,990
1,742	Juniper Networks, Inc. (a)	52,873
1,450	QUALCOMM, Inc.	65,431

		268,294
	Computers & Peripherals — 6.9%
770	Apple, Inc. (a)	218,595
1,157	Dell, Inc. (a)	14,994
2,013	EMC Corp. (a)	40,891
2,820	Hewlett-Packard Co.	118,647
140	SanDisk Corp. (a)	5,141

		398,268
	Electronic Equipment, Instruments & Components — 0.3%
832	Corning, Inc.	15,204

	Internet Software & Services — 0.8%
84	Google, Inc., Class A (a)	44,264

	IT Services — 3.1%
527	Cognizant Technology Solutions Corp., Class A (a)	33,960
229	Genpact Ltd., (Bermuda) (a)	4,057
790	International Business Machines Corp.	105,923
117	MasterCard, Inc., Class A	26,107
111	Visa, Inc., Class A	8,245

		178,292
	Semiconductors & Semiconductor Equipment — 3.2%
1,753	Analog Devices, Inc.	54,996
536	Broadcom Corp., Class A	18,974
2,277	Intersil Corp., Class A	26,613
456	Lam Research Corp. (a)	19,091
793	Marvell Technology Group Ltd., (Bermuda) (a)	13,877
873	Novellus Systems, Inc. (a)	23,216
1,082	Xilinx, Inc.	28,782

		185,549
	Software — 4.2%
294	Adobe Systems, Inc. (a)	7,693
6,925	Microsoft Corp.	169,596
2,447	Oracle Corp.	65,696

		242,985
	Total Information Technology	1,332,856
	Materials — 7.0%
	Chemicals — 4.2%
357	Air Products & Chemicals, Inc.	29,534
2,727	Dow Chemical Co. (The)	74,871
2,914	E.l. du Pont de Nemours & Co.	130,042
157	Monsanto Co.	7,548
70	Westlake Chemical Corp.	2,084

		244,079
	Metals & Mining — 2.8%
850	Alcoa, Inc.	10,289
1,767	Freeport-McMoRan Copper & Gold, Inc.	150,895

		161,184
	Total Materials	405,263
	Telecommunication Services — 3.9%
	Diversified Telecommunication Services — 2.8%
2,723	AT&T, Inc.	77,886
1,633	Frontier Communications Corp.	13,345
2,237	Verizon Communications, Inc.	72,901

		164,132
	Wireless Telecommunication Services — 1.1%
554	American Tower Corp., Class A (a)	28,373
7,186	Sprint Nextel Corp. (a)	33,272

		61,645
	Total Telecommunication Services	225,777
	Utilities — 4.7%
	Electric Utilities — 3.0%
557	Edison International	19,155
581	Entergy Corp.	44,468
244	Exelon Corp.	10,392
905	NextEra Energy, Inc.	49,199
1,306	NV Energy, Inc.	17,168
783	Southern Co.	29,159

		169,541
	Independent Power Producers & Energy Traders — 0.1%
79	Constellation Energy Group, Inc.	2,555

	Multi-Utilities — 1.4%
590	PG&E Corp.	26,793
417	Public Service Enterprise Group, Inc.	13,804
191	SCANA Corp.	7,690
1,460	Xcel Energy, Inc.	33,543

		81,830
	Water Utilities — 0.2%
602	American Water Works Co., Inc.	14,003

	Total Utilities	267,929
	Total Common Stocks (Cost $5,798,940)	6,776,540
Short-Term Investment — 1.9%
	Investment Company — 1.9%
109,376	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $109,376)	109,376
	Total Investments — 119.7% (Cost $5,908,316)	6,885,916
	Liabilities in Excess of Other Assets — (19.7)%	(1,130,797)
	NET ASSETS — 100.0%	$5,755,119

Short Positions — 19.7%
	Common Stocks — 19.4%
	Consumer Discretionary — 2.3%
	Diversified Consumer Services — 0.1%
70	ITT Educational Services, Inc. (a)	4,924

	Hotels, Restaurants & Leisure — 0.4%
293	McDonald's Corp.	21,843
64	Starbucks Corp.	1,632

		23,475
	Household Durables — 0.1%
668	D.R. Horton, Inc.	7,429

	Media — 0.6%
616	New York Times Co. (The), Class A (a)	4,771
761	Viacom, Inc., Class B	27,535

		32,306
	Multiline Retail — 0.4%
413	Dollar General Corp. (a)	12,066
268	Macy's, Inc.	6,194
191	Nordstrom, Inc.	7,114

		25,374
	Specialty Retail — 0.7%
201	Best Buy Co., Inc.	8,218
405	Home Depot, Inc.	12,840
194	O'Reilly Automotive, Inc. (a)	10,303
102	Ross Stores, Inc.	5,592

		36,953
	Total Consumer Discretionary	130,461
	Consumer Staples — 0.9%
	Food Products — 0.1%
108	Hershey Co. (The)	5,150

	Household Products — 0.3%
88	Church & Dwight Co., Inc.	5,740
170	Clorox Co.	11,336

		17,076
	Personal Products — 0.2%
187	Estee Lauder Cos., Inc. (The), Class A	11,840

	Tobacco — 0.3%
208	Lorillard, Inc.	16,729

	Total Consumer Staples	50,795
	Energy — 2.1%
	Energy Equipment & Services — 1.2%
91	Diamond Offshore Drilling, Inc.	6,174
136	Ensco plc, (United Kingdom), ADR	6,093
342	Halliburton Co.	11,307
64	National Oilwell Varco, Inc.	2,867
323	Noble Corp., (Switzerland)	10,906
844	Tenaris S.A., (Luxembourg), ADR	32,440

		69,787
	Oil, Gas & Consumable Fuels — 0.9%
452	Chesapeake Energy Corp.	10,237
914	Denbury Resources, Inc. (a)	14,515
593	Marathon Oil Corp.	19,637
44	Pioneer Natural Resources Co.	2,891
233	Tesoro Corp.	3,107

		50,387
	Total Energy	120,174
	Financials — 1.3%
	Capital Markets — 0.2%
560	Federated Investors, Inc., Class B	12,751

	Commercial Banks — 0.3%
663	Associated Banc-Corp.	8,746
410	Marshall & Ilsley Corp.	2,887
49	UMB Financial Corp.	1,740

		13,373
	Insurance — 0.4%
104	Torchmark Corp.	5,509
339	Travelers Cos., Inc. (The)	17,662

		23,171
	Real Estate Investment Trusts (REITs) — 0.4%
29	AvalonBay Communities, Inc.	2,972
96	Developers Diversified Realty Corp.	1,071
399	HCP, Inc.	14,360
54	Highwoods Properties, Inc.	1,745
42	Taubman Centers, Inc.	1,891
38	Ventas, Inc.	1,959

		23,998
	Total Financials	73,293
	Health Care — 1.9%
	Biotechnology — 0.1%
355	Amylin Pharmaceuticals, Inc. (a)	7,401

	Health Care Equipment & Supplies — 0.2%
128	Baxter International, Inc.	6,101
101	Zimmer Holdings, Inc. (a)	5,282

		11,383
	Health Care Providers & Services — 0.1%
215	AmerisourceBergen Corp.	6,605

	Life Sciences Tools & Services — 0.3%
188	Life Technologies Corp. (a)	8,787
100	Waters Corp. (a)	7,108

		15,895
	Pharmaceuticals — 1.2%
255	Bristol-Myers Squibb Co.	6,918
1,649	Eli Lilly & Co.	60,239

		67,157
	Total Health Care	108,441
	Industrials — 4.6%
	Aerospace & Defense — 1.8%
218	Boeing Co. (The)	14,517
489	ITT Corp.	22,892
612	Lockheed Martin Corp.	43,636
453	Raytheon Co.	20,689

		101,734
	Air Freight & Logistics — 0.6%
342	FedEx Corp.	29,250
113	United Parcel Service, Inc., Class B	7,547

		36,797
	Machinery — 1.7%
356	Caterpillar, Inc.	28,013
406	Dover Corp.	21,189
327	Eaton Corp.	26,966
558	Ingersoll-Rand plc, (Ireland)	19,920

		96,088
	Road & Rail — 0.5%
492	Heartland Express, Inc.	7,312
574	Knight Transportation, Inc.	11,094
600	Werner Enterprises, Inc.	12,297

		30,703
	Total Industrials	265,322
	Information Technology — 3.2%
	Computers & Peripherals — 0.2%
276	NetApp, Inc. (a)	13,752

	Internet Software & Services — 0.4%
919	eBay, Inc. (a)	22,431

	IT Services — 0.1%
173	SAIC, Inc. (a)	2,769

	Semiconductors & Semiconductor Equipment — 2.5%
396	Altera Corp.	11,940
206	ASML Holding N.V., (Netherlands)	6,122
1,267	Cypress Semiconductor Corp. (a)	15,944
1,237	Intel Corp.	23,783
1,847	Linear Technology Corp.	56,748
60	Maxim Integrated Products, Inc.	1,119
950	Microchip Technology, Inc.	29,891

		145,547
	Total Information Technology	184,499
	Materials — 2.0%
	Chemicals — 0.8%
152	Nalco Holding Co.	3,829
181	OM Group, Inc. (a)	5,438
329	Praxair, Inc.	29,705
78	Sherwin-Williams Co. (The)	5,832

		44,804
	Metals & Mining — 1.2%
2,009	AK Steel Holding Corp.	27,743
185	Cliffs Natural Resources, Inc.	11,830
768	United States Steel Corp.	33,672

		73,245
	Total Materials	118,049
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
490	SBA Communications Corp., Class A (a)	19,744

	Utilities — 0.8%
	Electric Utilities — 0.2%
365	Duke Energy Corp.	6,458
125	FirstEnergy Corp.	4,806

		11,264
	Multi-Utilities — 0.6%
483	Consolidated Edison, Inc.	23,278
221	Dominion Resources, Inc.	9,652

		32,930
	Total Utilities	44,194
	Total Common Stocks (Cost $1,077,755)	1,114,972
	Investment Company — 0.3%
317	iShares Dow Jones U.S. Real Estate Index Fund (Cost $16,783)	16,753

	Total Short Positions (Proceeds $1,094,538)	1,131,725

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,059	E-mini S&P 500	12/17/10	$60,188	$262

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,027,414
Aggregate gross unrealized depreciation	(49,814)
Net unrealized appreciation/depreciation	$977,600
Federal income tax cost of investments	$5,908,316

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$6,885,916	$ —	$ —	$6,885,916
Total Liabilities #	$(1,131,725)	$ —	$ —	$(1,131,725)
Appreciation in Other Financial Instruments
Futures Contracts	$262	$ —	$ —	$262

There were no significant transfers into and out of Levels 1 and 2 during the three months ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan U.S. Large Cap Value Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 117.2% (j)
	Common Stocks — 109.1%
	Consumer Discretionary — 11.9%
		Auto Components — 1.4%
	43	Johnson Controls, Inc.	1,297

		Hotels, Restaurants & Leisure — 1.4%
	10	Carnival Corp.	386
	3	Darden Restaurants, Inc.	137
	19	International Game Technology	277
	8	Royal Caribbean Cruises Ltd. (a)	258
	5	Starwood Hotels & Resorts Worldwide, Inc.	238

			1,296
		Household Durables — 0.2%
	12	Lennar Corp., Class A	187

		Internet & Catalog Retail — 0.2%
	1	Amazon.com, Inc. (a)	157

		Media — 5.8%
	9	CBS Corp., Class B	136
	10	DIRECTV, Class A (a)	421
	52	Gannett Co., Inc.	630
	20	Time Warner Cable, Inc.	1,071
	60	Time Warner, Inc.	1,830
	45	Walt Disney Co. (The)	1,482

			5,570
		Multiline Retail — 1.0%
	4	Family Dollar Stores, Inc.	190
	7	J.C. Penney Co., Inc.	190
	10	Kohl's Corp. (a)	546

			926
		Specialty Retail — 1.3%
	2	Advance Auto Parts, Inc.	108
	1	AutoZone, Inc. (a)	114
	8	Lowe's Cos., Inc.	184
	30	Staples, Inc.	635
	6	Urban Outfitters, Inc. (a)	190

			1,231
		Textiles, Apparel & Luxury Goods — 0.6%
	14	Coach, Inc.	619

		Total Consumer Discretionary	11,283
	Consumer Staples — 8.0%
		Beverages — 0.9%
	15	Coca-Cola Co. (The)	859

		Food & Staples Retailing — 2.4%
	56	CVS Caremark Corp.	1,766
	13	Kroger Co. (The)	282
	7	Sysco Corp.	202

			2,250
		Food Products — 1.0%
	10	General Mills, Inc.	353
	9	JM Smucker Co. (The)	559

			912
		Household Products — 3.0%
	48	Procter & Gamble Co. (The)	2,898

		Tobacco — 0.7%
	13	Philip Morris International, Inc.	700

		Total Consumer Staples	7,619
	Energy — 12.4%
		Energy Equipment & Services — 0.4%
	5	Baker Hughes, Inc.	192
	3	Schlumberger Ltd.	169

			361
		Oil, Gas & Consumable Fuels — 12.0%
	7	Anadarko Petroleum Corp.	421
	13	Apache Corp.	1,286
	40	Chevron Corp.	3,236
	34	ConocoPhillips	1,937
	13	Devon Energy Corp.	848
	6	EOG Resources, Inc.	539
	21	Occidental Petroleum Corp.	1,633
	8	Peabody Energy Corp.	387
	7	Valero Energy Corp.	128
	51	Williams Cos., Inc. (The)	983

			11,398
		Total Energy	11,759
	Financials — 27.9%
		Capital Markets — 5.4%
	11	Charles Schwab Corp. (The)	159
	15	Goldman Sachs Group, Inc. (The)	2,129
	4	Janus Capital Group, Inc.	47
	55	Morgan Stanley	1,346
	22	State Street Corp.	826
	36	TD AMERITRADE Holding Corp. (a)	588

			5,095
		Commercial Banks — 6.0%
	38	BB&T Corp.	926
	38	Fifth Third Bancorp	452
	2	PNC Financial Services Group, Inc.	114
	13	Regions Financial Corp.	92
	38	U.S. Bancorp	831
	132	Wells Fargo & Co.	3,323

			5,738
		Consumer Finance — 0.7%
	17	Capital One Financial Corp.	658

		Diversified Financial Services — 6.0%
	213	Bank of America Corp.	2,793
	510	Citigroup, Inc. (a)	1,989
	49	North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	939

			5,721
		Insurance — 7.9%
	21	ACE Ltd., (Switzerland)	1,246
	31	Aflac, Inc.	1,593
	5	Axis Capital Holdings Ltd., (Bermuda)	174
	11	Berkshire Hathaway, Inc., Class B (a)	893
	10	Genworth Financial, Inc., Class A (a)	116
	7	Lincoln National Corp.	172
	39	MetLife, Inc.	1,500
	20	Prudential Financial, Inc.	1,106
	12	RenaissanceRe Holdings Ltd., (Bermuda)	702

			7,502
		Real Estate Investment Trusts (REITs) — 1.5%
	2	Alexandria Real Estate Equities, Inc.	133
	24	Annaly Capital Management, Inc.	431
	7	BioMed Realty Trust, Inc.	133
	2	Camden Property Trust	81
	50	Lexington Realty Trust	355
	27	ProLogis	323

			1,456
		Thrifts & Mortgage Finance — 0.4%
	22	New York Community Bancorp, Inc.	354

		Total Financials	26,524
	Health Care — 14.8%
		Biotechnology — 2.2%
	19	Biogen Idec, Inc. (a)	1,049
	18	Celgene Corp. (a)	1,019

			2,068
		Health Care Equipment & Supplies — 0.5%
	13	Covidien plc, (Ireland)	509

		Health Care Providers & Services — 3.3%
	17	Aetna, Inc.	531
	7	McKesson Corp.	421
	35	UnitedHealth Group, Inc.	1,229
	16	WellPoint, Inc. (a)	905

			3,086
		Life Sciences Tools & Services — 0.3%
	6	Thermo Fisher Scientific, Inc. (a)	297

		Pharmaceuticals — 8.5%
	32	Abbott Laboratories	1,676
	10	Johnson & Johnson	607
	101	Merck & Co., Inc.	3,701
	122	Pfizer, Inc.	2,090

			8,074
		Total Health Care	14,034
	Industrials — 10.6%
		Aerospace & Defense — 2.2%
	19	Honeywell International, Inc.	828
	18	United Technologies Corp.	1,294

			2,122
		Industrial Conglomerates — 1.3%
	30	General Electric Co.	491
	20	Tyco International Ltd., (Switzerland)	743

			1,234
		Machinery — 3.9%
	7	Danaher Corp.	292
	15	Deere & Co.	1,054
	6	Eaton Corp.	468
	8	Joy Global, Inc.	568
	11	Navistar International Corp. (a)	476
	12	Parker Hannifin Corp.	827

			3,685
		Road & Rail — 2.8%
	41	Hertz Global Holdings, Inc. (a)	429
	25	Norfolk Southern Corp.	1,492
	9	Union Pacific Corp.	764

			2,685
		Trading Companies & Distributors — 0.4%
	13	GATX Corp.	375

		Total Industrials	10,101
	Information Technology — 9.6%
		Communications Equipment — 1.1%
	47	Cisco Systems, Inc. (a)	1,039

		Computers & Peripherals — 1.5%
	1	Apple, Inc. (a)	199
	25	Hewlett-Packard Co.	1,061
	6	SanDisk Corp. (a)	201

			1,461
		Electronic Equipment, Instruments & Components — 0.4%
	21	Corning, Inc.	375

		IT Services — 1.3%
	6	International Business Machines Corp.	819
	2	MasterCard, Inc., Class A	394

			1,213
		Semiconductors & Semiconductor Equipment — 2.9%
	11	Analog Devices, Inc.	350
	8	Broadcom Corp., Class A	273
	54	Intersil Corp., Class A	637
	2	Lam Research Corp. (a)	88
	34	LSI Corp. (a)	155
	35	Marvell Technology Group Ltd., (Bermuda) (a)	604
	13	Novellus Systems, Inc. (a)	332
	14	Xilinx, Inc.	366

			2,805
		Software — 2.4%
	92	Microsoft Corp.	2,245

		Total Information Technology	9,138
	Materials — 6.0%
		Chemicals — 3.9%
	5	Air Products & Chemicals, Inc.	385
	37	Dow Chemical Co. (The)	1,003
	46	E.l. du Pont de Nemours & Co.	2,064
	4	PPG Industries, Inc.	306

			3,758
		Metals & Mining — 2.1%
	23	Freeport-McMoRan Copper & Gold, Inc.	1,976

		Total Materials	5,734
	Telecommunication Services — 3.5%
		Diversified Telecommunication Services — 2.4%
	21	AT&T, Inc.	612
	50	Verizon Communications, Inc.	1,614

			2,226
		Wireless Telecommunication Services — 1.1%
	6	Crown Castle International Corp. (a)	279
	171	Sprint Nextel Corp. (a)	793

			1,072
		Total Telecommunication Services	3,298
	Utilities — 4.4%
		Electric Utilities — 2.3%
	10	Edison International	346
	22	NextEra Energy, Inc.	1,208
	47	NV Energy, Inc.	623

			2,177
		Multi-Utilities — 1.3%
	9	PG&E Corp.	409
	16	SCANA Corp.	641
	7	Xcel Energy, Inc.	170

			1,220
		Water Utilities — 0.8%
	36	American Water Works Co., Inc.	835

		Total Utilities	4,232
		Total Common Stocks (Cost $88,598)	103,722
	Investment Company — 4.1%
	34	SPDR S&P 500 ETF Trust (Cost $3,904)	3,891

Short-Term Investment — 4.0%
		Investment Company — 4.0%
	3,842	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $3,842)	3,842
		Total Investments — 117.2% (Cost $96,344)	111,455
		Liabilities in Excess of Other Assets — (17.2)%	(16,407)
		NET ASSETS — 100.0%	$95,048

Short Positions — 14.3%
	Common Stocks — 14.3%
	Consumer Discretionary — 1.8%
		Hotels, Restaurants & Leisure — 0.5%
	4	Marriott International, Inc., Class A	154
	12	Starbucks Corp.	310

			464
		Media — 0.1%
	11	New York Times Co. (The), Class A (a)	85

		Multiline Retail — 0.3%
	8	Dollar General Corp. (a)	228
	4	Macy's, Inc.	97

			325
		Specialty Retail — 0.9%
	5	Abercrombie & Fitch Co., Class A	193
	8	Gap, Inc. (The)	147
	6	Home Depot, Inc.	184
	4	O'Reilly Automotive, Inc. (a)	208
	2	Ross Stores, Inc.	115

			847
		Total Consumer Discretionary	1,721
	Consumer Staples — 0.3%
		Personal Products — 0.3%
	4	Estee Lauder Cos., Inc. (The), Class A	234

	Energy — 1.1%
		Energy Equipment & Services — 0.8%
	1	Diamond Offshore Drilling, Inc.	61
	2	Ensco plc, (United Kingdom), ADR	67
	6	Halliburton Co.	192
	2	Noble Corp., (Switzerland)	64
	3	Pride International, Inc. (a)	74
	7	Tenaris S.A., (Luxembourg), ADR	265

			723
		Oil, Gas & Consumable Fuels — 0.3%
	2	Sunoco, Inc.	81
	19	Tesoro Corp.	253

			334
		Total Energy	1,057
	Financials — 2.3%
		Capital Markets — 0.3%
	11	Federated Investors, Inc., Class B	250
	2	T. Rowe Price Group, Inc.	100

			350
		Commercial Banks — 0.6%
	3	Cullen/Frost Bankers, Inc.	178
	24	KeyCorp	188
	5	UMB Financial Corp.	177

			543
		Insurance — 1.1%
	1	Markel Corp. (a)	307
	6	Marsh & McLennan Cos., Inc.	133
	10	Progressive Corp. (The)	205
	3	Torchmark Corp.	181
	8	W.R. Berkley Corp.	227

			1,053
		Real Estate Investment Trusts (REITs) — 0.3%
	7	HCP, Inc.	268

		Total Financials	2,214
	Health Care — 1.0%
		Biotechnology — 0.1%
	2	Amgen, Inc. (a)	127

		Health Care Providers & Services — 0.2%
	3	DaVita, Inc. (a)	199

		Pharmaceuticals — 0.7%
	9	Eli Lilly & Co.	332
	2	Forest Laboratories, Inc. (a)	71
	4	Johnson & Johnson	260

			663
		Total Health Care	989
	Industrials — 2.6%
		Air Freight & Logistics — 0.4%
	1	FedEx Corp.	95
	5	United Parcel Service, Inc., Class B	320

			415
		Electrical Equipment — 0.6%
	9	Rockwell Automation, Inc.	574

		Machinery — 1.2%
	6	Caterpillar, Inc.	433
	4	Dover Corp.	197
	6	Illinois Tool Works, Inc.	268
	6	Ingersoll-Rand plc, (Ireland)	220

			1,118
		Road & Rail — 0.4%
	12	Heartland Express, Inc.	178
	8	Werner Enterprises, Inc.	158

			336
		Total Industrials	2,443
	Information Technology — 2.2%
		Internet Software & Services — 0.1%
	6	eBay, Inc. (a)	134

		IT Services — 0.2%
	9	Total System Services, Inc.	139

		Semiconductors & Semiconductor Equipment — 1.8%
	5	ASML Holding N.V., (Netherlands)	134
	4	Atheros Communications, Inc. (a)	95
	16	Cypress Semiconductor Corp. (a)	195
	9	Intel Corp.	171
	18	Linear Technology Corp.	556
	7	Maxim Integrated Products, Inc.	135
	7	Microchip Technology, Inc.	218
	8	Texas Instruments, Inc.	209

			1,713
		Software — 0.1%
	6	Electronic Arts, Inc. (a)	92

		Total Information Technology	2,078
	Materials — 2.1%
		Chemicals — 1.2%
	9	Nalco Holding Co.	236
	7	OM Group, Inc. (a)	223
	5	Praxair, Inc.	406
	3	Sherwin-Williams Co. (The)	203
	3	Valspar Corp.	95

			1,163
		Metals & Mining — 0.9%
	27	AK Steel Holding Corp.	367
	3	Cliffs Natural Resources, Inc.	205
	7	United States Steel Corp.	285

			857
		Total Materials	2,020
	Utilities — 0.9%
		Electric Utilities — 0.5%
	11	Duke Energy Corp.	191
	6	Progress Energy, Inc.	253

			444
		Multi-Utilities — 0.2%
	4	Consolidated Edison, Inc.	190

		Water Utilities — 0.2%
	11	Aqua America, Inc.	216

		Total Utilities	850
		Total Common Stocks (Cost $13,625)	13,606
		Total Short Positions (Proceeds $13,625)	13,606

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor's Depository Receipts
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $939,000 which amounts to 0.8% of total investments.

(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(j)		All or a portion of these securities are segregated for short sales.
(l)		The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$15,729
Aggregate gross unrealized depreciation	(618)
Net unrealized appreciation/depreciation	$15,111
Federal income tax cost of investments	$96,344

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$11,283	$–	$–	$11,283
Consumer Staples	7,619	–	–	7,619
Energy	11,759	–	–	11,759
Financials	25,585	–	939	26,524
Health Care	14,034	–	–	14,034
Industrials	10,101	–	–	10,101
Information Technology	9,138	–	–	9,138
Materials	5,734	–	–	5,734
Telecommunication Services	3,298	–	–	3,298
Utilities	4,232	–	–	4,232
Total Common Stocks	102,783	–	939	103,722
Investment Companies	3,891	–	–	3,891
Short-Term Investments
Investment Companies	3,842	–	–	3,842
Total Investments in Securities	$110,516	$–	$939	$111,455

Liabilities
Common Stocks
Consumer Discretionary	(1,721)	–	–	(1,721)
Consumer Staples	(234)	–	–	(234)
Energy	(1,057)	–	–	(1,057)
Financials	(2,214)	–	–	(2,214)
Health Care	(989)	–	–	(989)
Industrials	(2,443)	–	–	(2,443)
Information Technology	(2,078)	–	–	(2,078)
Materials	(2,020)	–	–	(2,020)
Utilities	(850)	–	–	(850)
Total Common Stocks	(13,606)	–	–	(13,606)
Total Liabilities	$(13,606)	$–	$–	$(13,606)

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.

The following is a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 06/30/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/10
Investments in Securities
Common Stocks-Financials	$964	$ -	$(25)	$ -	$ -	$ -	$ -	$939
Total	$964	$ -	$(25)	$ -	$ -	$ -	$ -	$939

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $25,000.

JPMorgan U.S. Research Equity Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long-Positions — 129.1% (j)
Common Stocks — 128.9%
Consumer Discretionary — 14.9%
	Auto Components — 1.0%
3,310	Johnson Controls, Inc.	100,955

	Diversified Consumer Services — 0.3%
500	Apollo Group, Inc., Class A (a)	25,675

	Hotels, Restaurants & Leisure — 2.7%
1,810	Carnival Corp.	69,160
100	Darden Restaurants, Inc.	4,278
2,950	International Game Technology	42,628
750	McDonald's Corp.	55,883
1,070	Royal Caribbean Cruises Ltd. (a)	33,737
160	Starwood Hotels & Resorts Worldwide, Inc.	8,408
990	Yum! Brands, Inc.	45,599

		259,693
	Household Durables — 0.6%
1,940	Lennar Corp., Class A	29,837
40	NVR, Inc. (a)	25,901

		55,738
	Internet & Catalog Retail — 1.2%
760	Amazon.com, Inc. (a)	119,366

	Media — 5.0%
2,590	CBS Corp., Class B	41,077
700	DIRECTV, Class A (a)	29,141
760	Discovery Communications, Inc., Class A (a)	33,098
510	DISH Network Corp., Class A	9,772
5,770	Gannett Co., Inc.	70,567
70	Time Warner Cable, Inc.	3,779
5,320	Time Warner, Inc.	163,058
4,080	Walt Disney Co. (The)	135,089

		485,581
	Multiline Retail — 1.4%
840	Family Dollar Stores, Inc.	37,094
1,060	Kohl's Corp. (a)	55,842
1,190	Macy's, Inc.	27,477
360	Target Corp.	19,238

		139,651
	Specialty Retail — 1.8%
140	AutoZone, Inc. (a)	32,047
900	GameStop Corp., Class A (a)	17,739
990	Home Depot, Inc.	31,363
1,530	Lowe's Cos., Inc.	34,104
2,570	Staples, Inc.	53,765
110	TJX Cos., Inc.	4,909

		173,927
	Textiles, Apparel & Luxury Goods — 0.9%
1,490	Coach, Inc.	64,010
240	V.F. Corp.	19,445

		83,455
	Total Consumer Discretionary	1,444,041
Consumer Staples — 14.1%
	Beverages — 1.5%
2,010	Coca-Cola Co. (The)	117,625
440	PepsiCo, Inc.	29,234

		146,859
	Food & Staples Retailing — 2.2%
2,180	CVS Caremark Corp.	68,605
2,340	Kroger Co. (The)	50,684
1,150	Sysco Corp.	32,798
1,160	Wal-Mart Stores, Inc.	62,083

		214,170
	Food Products — 5.8%
1,410	Archer-Daniels-Midland Co.	45,007
2,470	Campbell Soup Co.	88,303
5,390	ConAgra Foods, Inc.	118,257
4,510	General Mills, Inc.	164,795
2,240	Kellogg Co.	113,142
1,970	Sara Lee Corp.	26,457

		555,961
	Household Products — 3.6%
850	Colgate-Palmolive Co.	65,331
4,750	Procter & Gamble Co. (The)	284,858

		350,189
	Tobacco — 1.0%
1,760	Philip Morris International, Inc.	98,595

	Total Consumer Staples	1,365,774
Energy — 11.3%
	Energy Equipment & Services — 1.6%
1,020	Baker Hughes, Inc.	43,452
360	Nabors Industries Ltd., (Bermuda) (a)	6,502
800	Rowan Cos., Inc. (a)	24,288
1,280	Schlumberger Ltd.	78,860

		153,102
	Oil, Gas & Consumable Fuels — 9.7%
220	Anadarko Petroleum Corp.	12,551
1,190	Apache Corp.	116,334
2,580	Chevron Corp.	209,109
1,750	ConocoPhillips	100,503
1,000	Devon Energy Corp.	64,740
1,100	EOG Resources, Inc.	102,267
3,600	Exxon Mobil Corp.	222,444
20	Noble Energy, Inc.	1,502
1,510	Occidental Petroleum Corp.	118,233

		947,683
	Total Energy	1,100,785
Financials — 24.6%
	Capital Markets — 3.3%
2,140	Bank of New York Mellon Corp. (The)	55,918
730	Goldman Sachs Group, Inc. (The)	105,543
1,570	Invesco Ltd.	33,331
2,520	Morgan Stanley	62,194
1,680	State Street Corp.	63,269

		320,255
	Commercial Banks — 4.2%
2,360	BB&T Corp.	56,829
2,630	Fifth Third Bancorp	31,639
1,881	First Horizon National Corp. (a)	21,458
3,040	Huntington Bancshares, Inc.	17,237
6,270	Popular, Inc. (a)	18,183
3,110	Regions Financial Corp.	22,610
300	SVB Financial Group (a)	12,696
390	TCF Financial Corp.	6,314
900	U.S. Bancorp	19,458
6,920	Wells Fargo & Co.	173,899
1,140	Wilmington Trust Corp.	10,237
880	Zions Bancorp	18,797

		409,357
	Consumer Finance — 0.6%
440	American Express Co.	18,493
1,060	Capital One Financial Corp.	41,923

		60,416
	Diversified Financial Services — 2.8%
10,600	Bank of America Corp.	138,966
25,500	Citigroup, Inc. (a)	99,450
80	CME Group, Inc.	20,836
350	NYSE Euronext	10,000

		269,252
	Insurance — 6.2%
1,980	ACE Ltd., (Switzerland)	115,334
1,810	Aflac, Inc.	93,594
1,780	Allstate Corp. (The)	56,159
350	AON Corp.	13,689
80	Axis Capital Holdings Ltd., (Bermuda)	2,635
900	Berkshire Hathaway, Inc., Class B (a)	74,412
500	Everest Re Group Ltd., (Bermuda)	43,235
780	Lincoln National Corp.	18,658
2,270	MetLife, Inc.	87,282
60	PartnerRe Ltd., (Bermuda)	4,811
200	Prudential Financial, Inc.	10,836
860	RenaissanceRe Holdings Ltd., (Bermuda)	51,566
1,260	XL Group plc, (Bermuda)	27,292

		599,503
	Real Estate Investment Trusts (REITs) — 7.5%
150	Alexandria Real Estate Equities, Inc.	10,500
2,790	Apartment Investment & Management Co., Class A	59,650
3,030	Associated Estates Realty Corp.	42,359
7,680	Brandywine Realty Trust	94,080
670	BRE Properties, Inc.	27,805
1,130	Digital Realty Trust, Inc.	69,721
3,850	Duke Realty Corp.	44,622
1,450	DuPont Fabros Technology, Inc.	36,468
400	Health Care REIT, Inc.	18,936
5,060	Omega Healthcare Investors, Inc.	113,597
1,520	Pebblebrook Hotel Trust (a)	27,375
3,700	Pennsylvania Real Estate Investment Trust	43,882
260	Plum Creek Timber Co., Inc.	9,178
1,590	Regency Centers Corp.	62,757
440	Simon Property Group, Inc.	40,806
6,710	Strategic Hotels & Resorts, Inc. (a)	28,450

		730,186
	Total Financials	2,388,969
Health Care — 12.0%
	Biotechnology — 3.2%
870	Alexion Pharmaceuticals, Inc. (a)	55,993
160	Amgen, Inc. (a)	8,818
1,180	Biogen Idec, Inc. (a)	66,222
2,580	Celgene Corp. (a)	148,633
880	Gilead Sciences, Inc. (a)	31,337

		311,003
	Health Care Equipment & Supplies — 0.7%
1,090	Covidien plc, (Ireland)	43,807
620	Medtronic, Inc.	20,820

		64,627
	Health Care Providers & Services — 2.3%
1,440	Aetna, Inc.	45,518
1,370	Cardinal Health, Inc.	45,265
620	CIGNA Corp.	22,184
650	Express Scripts, Inc. (a)	31,655
400	Medco Health Solutions, Inc. (a)	20,824
690	UnitedHealth Group, Inc.	24,226
550	WellPoint, Inc. (a)	31,152

		220,824
	Life Sciences Tools & Services — 0.3%
620	Thermo Fisher Scientific, Inc. (a)	29,686

	Pharmaceuticals — 5.5%
3,640	Abbott Laboratories	190,153
300	Johnson & Johnson	18,588
6,270	Merck & Co., Inc.	230,798
5,770	Pfizer, Inc.	99,071

		538,610
	Total Health Care	1,164,750
Industrials — 14.1%
	Aerospace & Defense — 3.5%
2,000	Honeywell International, Inc.	87,880
1,460	Northrop Grumman Corp.	88,520
2,320	United Technologies Corp.	165,253

		341,653
	Commercial Services & Supplies — 0.2%
510	Republic Services, Inc.	15,550

	Electrical Equipment — 0.6%
640	Cooper Industries plc	31,315
520	Emerson Electric Co.	27,383

		58,698
	Industrial Conglomerates — 2.2%
80	3M Co.	6,937
8,310	General Electric Co.	135,038
740	Textron, Inc.	15,214
1,600	Tyco International Ltd., (Switzerland)	58,768

		215,957
	Machinery — 3.6%
1,230	Deere & Co.	85,829
4,220	PACCAR, Inc.	203,193
910	Parker Hannifin Corp.	63,755

		352,777
	Road & Rail — 3.6%
1,880	CSX Corp.	104,002
2,030	Norfolk Southern Corp.	120,805
1,470	Union Pacific Corp.	120,246

		345,053
	Trading Companies & Distributors — 0.4%
1,450	GATX Corp.	42,514

	Total Industrials	1,372,202
Information Technology — 22.1%
	Communications Equipment — 4.0%
7,290	Cisco Systems, Inc. (a)	159,651
1,900	Juniper Networks, Inc. (a)	57,665
3,790	QUALCOMM, Inc.	171,005

		388,321
	Computers & Peripherals — 4.5%
990	Apple, Inc. (a)	280,913
2,690	Hewlett-Packard Co.	113,168
1,254	SanDisk Corp. (a)	45,959

		440,040
	Electronic Equipment, Instruments & Components — 0.6%
3,250	Corning, Inc.	59,410

	Internet Software & Services — 0.4%
80	Google, Inc., Class A (a)	42,063

	IT Services — 3.1%
1,520	Cognizant Technology Solutions Corp., Class A (a)	97,994
500	Computer Sciences Corp.	23,000
1,760	Genpact Ltd., (Bermuda) (a)	31,205
850	International Business Machines Corp.	114,019
150	MasterCard, Inc., Class A	33,600

		299,818
	Semiconductors & Semiconductor Equipment — 6.1%
480	Altera Corp.	14,477
3,180	Analog Devices, Inc.	99,788
1,120	Applied Materials, Inc.	13,082
2,760	Broadcom Corp., Class A	97,676
4,370	Intersil Corp., Class A	51,085
920	Lam Research Corp. (a)	38,502
5,240	Marvell Technology Group Ltd., (Bermuda) (a)	91,752
4,410	Novellus Systems, Inc. (a)	117,219
2,720	Xilinx, Inc.	72,379

		595,960
	Software — 3.4%
8,980	Microsoft Corp.	219,920
3,930	Oracle Corp.	105,521

		325,441
	Total Information Technology	2,151,053
Materials — 6.6%
	Chemicals — 4.2%
1,140	Air Products & Chemicals, Inc.	94,415
3,480	Dow Chemical Co. (The)	95,561
3,840	E.l. du Pont de Nemours & Co.	171,340
100	Monsanto Co.	4,793
620	PPG Industries, Inc.	45,136

		411,245
	Metals & Mining — 2.4%
2,440	Freeport-McMoRan Copper & Gold, Inc.	208,352
130	Newmont Mining Corp.	8,165
510	Vale S.A., (Brazil), ADR	15,948

		232,465
	Total Materials	643,710
Telecommunication Services — 4.8%
	Diversified Telecommunication Services — 2.3%
2,050	AT&T, Inc.	58,630
5,010	Verizon Communications, Inc.	163,276

		221,906
	Wireless Telecommunication Services — 2.5%
1,710	American Tower Corp., Class A (a)	87,655
870	Crown Castle International Corp. (a)	38,411
25,190	Sprint Nextel Corp. (a)	116,629

		242,695
	Total Telecommunication Services	464,601
Utilities — 4.4%
	Electric Utilities — 2.1%
220	Edison International	7,566
310	Entergy Corp.	23,724
350	Exelon Corp.	14,903
1,760	NextEra Energy, Inc.	95,727
3,300	NV Energy, Inc.	43,395
660	Southern Co.	24,578

		209,893
	Multi-Utilities — 1.8%
820	PG&E Corp.	37,244
1,270	SCANA Corp.	51,206
3,560	Xcel Energy, Inc.	81,774

		170,224
	Water Utilities — 0.5%
1,990	American Water Works Co., Inc.	46,307

	Total Utilities	426,424
	Total Common Stocks (Cost $12,635,606)	12,522,309
PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
15,000	U.S. Treasury Note, 1.125%, 06/30/11 (Cost $15,081) (k)	15,098

SHARES
Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
4	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (Cost $4)	4
	Total Investments — 129.1% (Cost $12,650,691)	12,537,411
	Liabilities in Excess of Other Assets — (29.1)%	(2,823,833)
	NET ASSETS — 100.0%	$9,713,578

Short Positions — 29.7%
Common Stocks — 29.7%
Consumer Discretionary — 1.2%
	Automobiles — 0.1%
630	Ford Motor Co. (a)	7,711

	Diversified Consumer Services — 0.0% (g)
10	ITT Educational Services, Inc. (a)	703

	Hotels, Restaurants & Leisure — 0.0% (g)
120	Cheesecake Factory, Inc. (The) (a)	3,176

	Household Durables — 0.2%
1,460	D.R. Horton, Inc.	16,235
870	Pulte Group, Inc. (a)	7,621

		23,856
	Media — 0.9%
2,830	New York Times Co. (The), Class A (a)	21,905
1,270	News Corp., Class B	19,127
130	Omnicom Group, Inc.	5,132
190	Scripps Networks Interactive, Inc., Class A	9,040
460	Viacom, Inc., Class B	16,647
20	Washington Post Co. (The), Class B	7,988

		79,839
	Total Consumer Discretionary	115,285
Consumer Staples — 3.8%
	Food & Staples Retailing — 0.1%
330	Whole Foods Market, Inc. (a)	12,246

	Food Products — 1.7%
1,850	H.J. Heinz Co.	87,634
1,550	Hershey Co. (The)	73,765

		161,399
	Household Products — 0.8%
1,180	Clorox Co.	78,777

	Personal Products — 1.1%
1,340	Avon Products, Inc.	43,027
990	Estee Lauder Cos., Inc. (The), Class A	62,598

		105,625
	Tobacco — 0.1%
500	Altria Group, Inc.	12,010

	Total Consumer Staples	370,057
Energy — 2.0%
	Energy Equipment & Services — 0.9%
240	Diamond Offshore Drilling, Inc.	16,265
290	Halliburton Co.	9,590
1,340	Tenaris S.A., (Luxembourg), ADR	51,483
120	Transocean Ltd., (Switzerland) (a)	7,715

		85,053
	Oil, Gas & Consumable Fuels — 1.1%
1,210	Denbury Resources, Inc. (a)	19,227
730	Sunoco, Inc.	26,645
4,600	Tesoro Corp.	61,456

		107,328
	Total Energy	192,381
Financials — 9.6%
	Capital Markets — 0.6%
530	Ameriprise Financial, Inc.	25,085
180	Federated Investors, Inc., Class B	4,097
540	Northern Trust Corp.	26,049

		55,231
	Commercial Banks — 1.6%
470	Bank of Hawaii Corp.	21,112
270	Commerce Bancshares, Inc.	10,149
360	Cullen/Frost Bankers, Inc.	19,393
1,710	KeyCorp	13,612
1,010	UMB Financial Corp.	35,865
2,544	Valley National Bancorp	32,818
340	Westamerica Bancorp	18,527

		151,476
	Insurance — 1.9%
430	American International Group, Inc. (a)	16,813
550	Chubb Corp.	31,345
1,300	Marsh & McLennan Cos., Inc.	31,356
900	Progressive Corp. (The)	18,783
730	Travelers Cos., Inc. (The)	38,033
1,640	W.R. Berkley Corp.	44,394

		180,724
	Real Estate Investment Trusts (REITs) — 5.4%
480	AvalonBay Communities, Inc.	49,887
660	CBL & Associates Properties, Inc.	8,620
2,060	Developers Diversified Realty Corp.	23,113
1,700	Equity One, Inc.	28,696
1,810	Extra Space Storage, Inc.	29,032
230	Federal Realty Investment Trust	18,782
1,130	HCP, Inc.	40,657
1,030	Home Properties, Inc.	54,488
800	National Retail Properties, Inc.	20,088
1,210	Post Properties, Inc.	33,783
420	PS Business Parks, Inc.	23,759
850	Realty Income Corp.	28,662
1,030	Tanger Factory Outlet Centers	48,554
1,000	Taubman Centers, Inc.	44,610
1,060	Ventas, Inc.	54,665
910	Washington Real Estate Investment Trust	28,874

		536,270
	Thrifts & Mortgage Finance — 0.1%
640	New York Community Bancorp, Inc.	10,400

	Total Financials	934,101
Health Care — 0.3%
	Health Care Providers & Services — 0.0% (g)
40	DaVita, Inc. (a)	2,762
20	Quest Diagnostics, Inc.	1,009

		3,771
	Pharmaceuticals — 0.3%
820	Eli Lilly & Co.	29,954

	Total Health Care	33,725
Industrials — 2.9%
	Aerospace & Defense — 0.8%
220	Boeing Co. (The)	14,639
280	ITT Corp.	13,112
650	Lockheed Martin Corp.	46,332

		74,083
	Electrical Equipment — 0.5%
830	Rockwell Automation, Inc.	51,236

	Machinery — 0.9%
140	Caterpillar, Inc.	11,015
520	Dover Corp.	27,149
290	Eaton Corp.	23,922
650	Ingersoll-Rand plc, (Ireland)	23,212

		85,298
	Road & Rail — 0.7%
1,390	Heartland Express, Inc.	20,669
1,130	Knight Transportation, Inc.	21,843
1,290	Werner Enterprises, Inc.	26,432

		68,944
	Total Industrials	279,561
Information Technology — 6.6%
	Communications Equipment — 0.2%
600	Ciena Corp. (a)	9,342
910	Tellabs, Inc.	6,780

		16,122
	Electronic Equipment, Instruments & Components — 0.1%
280	Agilent Technologies, Inc. (a)	9,344

	Internet Software & Services — 1.0%
450	AOL, Inc. (a)	11,138
2,680	eBay, Inc. (a)	65,391
1,200	Yahoo!, Inc. (a)	17,004

		93,533
	IT Services — 0.1%
120	Automatic Data Processing, Inc.	5,044
10	Paychex, Inc.	275

		5,319
	Semiconductors & Semiconductor Equipment — 4.9%
1,020	ASML Holding N.V., (Netherlands)	30,325
4,520	Atmel Corp. (a)	35,979
2,840	Cypress Semiconductor Corp. (a)	35,727
60	First Solar, Inc. (a)	8,841
4,630	Linear Technology Corp.	142,279
120	Maxim Integrated Products, Inc.	2,221
4,240	Microchip Technology, Inc.	133,348
680	National Semiconductor Corp.	8,684
2,550	NVIDIA Corp. (a)	29,784
1,830	Teradyne, Inc. (a)	20,386
1,340	Texas Instruments, Inc.	36,368

		483,942
	Software — 0.3%
2,060	Electronic Arts, Inc. (a)	33,845

	Total Information Technology	642,105
Materials — 2.3%
	Chemicals — 1.5%
210	Olin Corp.	4,234
1,270	OM Group, Inc. (a)	38,252
600	Praxair, Inc.	54,156
250	Sherwin-Williams Co. (The)	18,785
840	Valspar Corp.	26,754

		142,181
	Metals & Mining — 0.8%
1,400	AK Steel Holding Corp.	19,334
1,650	Alcoa, Inc.	19,982
850	United States Steel Corp.	37,264

		76,580
	Total Materials	218,761
Telecommunication Services — 0.9%
	Wireless Telecommunication Services — 0.9%
2,180	SBA Communications Corp., Class A (a)	87,854

Utilities — 0.1%
	Independent Power Producers & Energy Traders — 0.0% (g)
160	NRG Energy, Inc. (a)	3,331

	Water Utilities — 0.1%
410	Aqua America, Inc.	8,364

	Total Utilities	11,695
	Total Short Positions (Proceeds $2,821,845)	$2,885,525

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	E-mini S&P 500	12/17/10	$56,835	$2,113

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	-	American Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)		Amount rounds to less than 0.1%.
(j)		All or a portion of these securities are segregated for short sales.
(k)		All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)		The rate shown is the current yield as of September 30, 2010.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$521,601
Aggregate gross unrealized depreciation	(634,881)
Net unrealized appreciation/depreciation	$(113,280)
Federal income tax cost of investments	$12,650,691

U.S. Research Equity Plus Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$12,522,313	$15,098	$–	$12,537,411
Liabilities in Securities Sold Short #	(2,885,525)	–	–	(2,885,525)
Appreciation in Other Financial Instruments
Futures Contracts	$2,113	$–	$–	$2,113

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.6%
Consumer Discretionary — 16.6%
		Auto Components — 0.7%
7		Drew Industries, Inc. (a) (c)	144
8		Superior Industries International, Inc. (c)	130

			274
		Automobiles — 0.1%
1		Tesla Motors, Inc. (a) (c)	24

		Hotels, Restaurants & Leisure — 2.3%
1		Biglari Holdings, Inc. (a)	263
6		Cheesecake Factory, Inc. (The) (a) (c)	146
2		DineEquity, Inc. (a)	108
11		Monarch Casino & Resort, Inc. (a)	124
12		O'Charley's, Inc. (a)	88
5		Red Robin Gourmet Burgers, Inc. (a)	96
5		Ruby Tuesday, Inc. (a) (c)	59

			884
		Household Durables — 4.3%
17		American Greetings Corp., Class A (c)	314
4		Blyth, Inc.	144
1		CSS Industries, Inc.	23
59		Furniture Brands International, Inc. (a) (c)	318
9		Helen of Troy Ltd., (Bermuda) (a)	235
11		La-Z-Boy, Inc. (a) (c)	91
14		Leggett & Platt, Inc.	317
12		Lifetime Brands, Inc. (a)	181
4		Standard Pacific Corp. (a) (c)	16
1		Tempur-Pedic International, Inc. (a) (c)	44

			1,683
		Leisure Equipment & Products — 1.5%
10		Arctic Cat, Inc. (a)	99
27		JAKKS Pacific, Inc. (a) (c)	483

			582
		Media — 1.4%
5		Dex One Corp. (a)	58
8		Journal Communications, Inc., Class A (a)	38
1		LIN TV Corp., Class A (a)	5
12		McClatchy Co. (The), Class A (a) (c)	46
13		PRIMEDIA, Inc.	49
4		Scholastic Corp.	105
31		Sinclair Broadcast Group, Inc., Class A (a) (c)	220

			521
		Multiline Retail — 1.7%
19		Dillard's, Inc., Class A (c)	437
22		Retail Ventures, Inc. (a)	234

			671
		Specialty Retail — 2.7%
7		Asbury Automotive Group, Inc. (a)	92
4		Borders Group, Inc. (a)	4
13		Cache, Inc. (a)	67
13		Charming Shoppes, Inc. (a)	45
4		Collective Brands, Inc. (a) (c)	69
11		Conn's, Inc. (a) (c)	49
29		Finish Line, Inc. (The), Class A	406
8		Haverty Furniture Cos., Inc.	84
14		MarineMax, Inc. (a)	96
4		Midas, Inc. (a)	34
8		OfficeMax, Inc. (a)	98
1		Rent-A-Center, Inc.	16

			1,060
		Textiles, Apparel & Luxury Goods — 1.9%
34		Liz Claiborne, Inc. (a) (c)	208
3		Oxford Industries, Inc.	76
8		Perry Ellis International, Inc. (a)	166
11		Timberland Co. (The), Class A (a)	210
20		Unifi, Inc. (a)	91

			751
		Total Consumer Discretionary	6,450
Consumer Staples — 2.1%
		Beverages — 0.3%
8		MGP Ingredients, Inc.	59
3		National Beverage Corp.	46

			105
		Food & Staples Retailing — 0.5%
31		Great Atlantic & Pacific Tea Co. (a) (c)	122
–	(h)	Nash Finch Co.	9
3		Pantry, Inc. (The) (a)	60

			191
		Food Products — 0.3%
6		B&G Foods, Inc.	62
6		Dole Food Co., Inc. (a) (c)	58

			120
		Household Products — 0.4%
14		Central Garden & Pet Co., Class A (a)	141

		Personal Products — 0.6%
2		Herbalife Ltd., (Cayman Islands)	145
10		Prestige Brands Holdings, Inc. (a)	96

			241
		Total Consumer Staples	798
Energy — 4.6%
		Energy Equipment & Services — 2.2%
63		Cal Dive International, Inc. (a)	345
4		Complete Production Services, Inc. (a)	74
3		Dresser-Rand Group, Inc. (a)	96
4		Global Geophysical Services, Inc. (a)	30
11		Hercules Offshore, Inc. (a)	28
5		ION Geophysical Corp. (a) (c)	25
18		Key Energy Services, Inc. (a)	172
2		Patterson-UTI Energy, Inc. (c)	41
6		Pioneer Drilling Co. (a)	38

			849
		Oil, Gas & Consumable Fuels — 2.4%
3		Brigham Exploration Co. (a)	57
1		Clayton Williams Energy, Inc. (a)	25
2		Frontline Ltd., (Bermuda) (c)	60
5		Mariner Energy, Inc. (a)	111
5		McMoRan Exploration Co. (a)	79
19		Petroquest Energy, Inc. (a) (c)	116
3		Rosetta Resources, Inc. (a)	66
5		Stone Energy Corp. (a)	66
4		Swift Energy Co. (a)	112
1		Tesoro Corp.	15
24		VAALCO Energy, Inc. (a)	139
1		W&T Offshore, Inc. (c)	12
3		World Fuel Services Corp. (c)	68

			926
		Total Energy	1,775
Financials — 21.0%
		Capital Markets — 1.2%
2		Affiliated Managers Group, Inc. (a) (c)	187
3		Federated Investors, Inc., Class B (c)	71
3		Gladstone Capital Corp. (c)	28
1		Janus Capital Group, Inc.	5
3		NGP Capital Resources Co.	27
2		Oppenheimer Holdings, Inc., Class A	59
1		Piper Jaffray Cos. (a)	41
8		Pzena Investment Management, Inc., Class A	53

			471
		Commercial Banks — 6.1%
3		1st Source Corp.	49
5		1st United Bancorp, Inc. (a)	31
6		BancFirst Corp.	259
6		Cathay General Bancorp	65
7		City Holding Co. (c)	205
2		Financial Institutions, Inc.	41
4		First Bancorp (a)	1
41		First Commonwealth Financial Corp.	222
6		First Financial Bancorp	97
3		First Interstate Bancsystem, Inc.	35
2		First Merchants Corp.	15
10		FNB Corp. (c)	83
3		Heartland Financial USA, Inc.	40
1		Lakeland Financial Corp.	26
5		Nara Bancorp, Inc. (a)	33
3		Sierra Bancorp	37
7		Simmons First National Corp., Class A (c)	204
129		South Financial Group, Inc. (The) (a)	37
17		Southwest Bancorp, Inc.	223
9		Suffolk Bancorp (c)	215
9		Susquehanna Bancshares, Inc.	78
1		SVB Financial Group (a) (c)	42
16		TCF Financial Corp. (c)	251
2		UMB Financial Corp.	60
4		West Bancorp, Inc. (a)	25

			2,374
		Consumer Finance — 1.9%
7		Advance America Cash Advance Centers, Inc.	27
1		CompuCredit Holdings Corp.	4
3		Credit Acceptance Corp. (a)	151
13		Dollar Financial Corp. (a) (c)	263
1		Green Dot Corp., Class A (a)	39
6		World Acceptance Corp. (a)	243

			727
		Diversified Financial Services — 0.9%
8		Marlin Business Services Corp. (a)	92
7		PHH Corp. (a) (c)	154
1		Portfolio Recovery Associates, Inc. (a)	84

			330
		Insurance — 3.4%
19		American Equity Investment Life Holding Co. (c)	195
2		Argo Group International Holdings Ltd., (Bermuda)	71
1		Aspen Insurance Holdings Ltd., (Bermuda)	30
2		Axis Capital Holdings Ltd., (Bermuda)	69
27		CNO Financial Group, Inc. (a) (c)	147
3		Delphi Financial Group, Inc., Class A	65
5		Harleysville Group, Inc. (c)	164
5		Meadowbrook Insurance Group, Inc.	42
2		Navigators Group, Inc. (The) (a)	94
7		Platinum Underwriters Holdings Ltd., (Bermuda)	292
2		ProAssurance Corp. (a)	132

			1,301
		Real Estate Investment Trusts (REITs) — 6.7%
3		American Capital Agency Corp.	69
13		Anworth Mortgage Asset Corp.	95
1		Associated Estates Realty Corp.	10
3		BioMed Realty Trust, Inc.	45
1		Colonial Properties Trust	21
13		DCT Industrial Trust, Inc. (c)	60
7		DiamondRock Hospitality Co. (a)	70
3		EastGroup Properties, Inc.	97
7		Education Realty Trust, Inc.	47
15		FelCor Lodging Trust, Inc. (a)	67
3		Home Properties, Inc.	137
7		Hospitality Properties Trust	150
19		Lexington Realty Trust	136
11		LTC Properties, Inc.	283
30		MFA Financial, Inc.	231
1		Mid-America Apartment Communities, Inc. (c)	29
31		MPG Office Trust, Inc. (a)	77
3		Pebblebrook Hotel Trust (a)	59
9		Pennsylvania Real Estate Investment Trust (c)	103
3		PS Business Parks, Inc.	153
14		Ramco-Gershenson Properties Trust	145
4		Saul Centers, Inc.	164
23		Strategic Hotels & Resorts, Inc. (a)	96
20		Sunstone Hotel Investors, Inc. (a)	181
2		Taubman Centers, Inc. (c)	80

			2,605
		Thrifts & Mortgage Finance — 0.8%
4		Astoria Financial Corp.	53
12		MGIC Investment Corp. (a)	106
5		OceanFirst Financial Corp.	55
8		Ocwen Financial Corp. (a)	76
4		Radian Group, Inc.	30

			320
		Total Financials	8,128
Health Care — 12.8%
		Biotechnology — 3.5%
3		Acorda Therapeutics, Inc. (a)	86
4		Affymax, Inc. (a) (c)	21
14		Anadys Pharmaceuticals, Inc. (a)	32
15		Ariad Pharmaceuticals, Inc. (a)	58
12		ArQule, Inc. (a)	60
7		BioCryst Pharmaceuticals, Inc. (a) (c)	35
2		BioMarin Pharmaceutical, Inc. (a) (c)	42
10		Chelsea Therapeutics International Ltd. (a)	53
10		Cytokinetics, Inc. (a)	26
21		Idenix Pharmaceuticals, Inc. (a)	65
6		Immunomedics, Inc. (a) (c)	19
11		Incyte Corp., Ltd. (a)	179
4		Ironwood Pharmaceuticals, Inc. (a)	37
11		MannKind Corp. (a) (c)	72
4		Medivation, Inc. (a)	57
–	(h)	Myrexis, Inc. (a)	2
9		Orexigen Therapeutics, Inc. (a) (c)	55
3		Pharmasset, Inc. (a) (c)	85
8		Savient Pharmaceuticals, Inc. (a) (c)	178
9		Tengion, Inc. (a)	28
8		Theravance, Inc. (a) (c)	169

			1,359
		Health Care Equipment & Supplies — 3.6%
8		American Medical Systems Holdings, Inc. (a) (c)	147
23		Endologix, Inc. (a) (c)	104
5		GenMark Diagnostics, Inc. (a)	15
14		Greatbatch, Inc. (a) (c)	334
7		Immucor, Inc. (a) (c)	133
5		Invacare Corp.	141
3		Sirona Dental Systems, Inc. (a)	115
3		Teleflex, Inc. (c)	176
3		Thoratec Corp. (a) (c)	96
36		TomoTherapy, Inc. (a)	126

			1,387
		Health Care Providers & Services — 3.1%
9		Alliance HealthCare Services, Inc. (a)	41
3		American Dental Partners, Inc. (a)	40
1		AMERIGROUP Corp. (a)	25
36		Cross Country Healthcare, Inc. (a)	257
3		Emergency Medical Services Corp., Class A (a)	144
9		Emeritus Corp. (a) (c)	157
7		Magellan Health Services, Inc. (a)	340
6		Providence Service Corp. (The) (a)	97
5		Triple-S Management Corp., Class B (a)	83

			1,184
		Health Care Technology — 0.7%
4		Medidata Solutions, Inc. (a)	77
7		MedQuist, Inc. (a)	57
12		Omnicell, Inc. (a)	153

			287
		Life Sciences Tools & Services — 0.7%
16		Affymetrix, Inc. (a)	75
2		Mettler-Toledo International, Inc., (Switzerland) (a) (c)	187

			262
		Pharmaceuticals — 1.2%
4		Acura Pharmaceuticals, Inc. (a) (c)	9
4		Ardea Biosciences, Inc. (a)	87
7		Biodel, Inc. (a) (c)	36
8		Cadence Pharmaceuticals, Inc. (a) (c)	65
4		Cardiome Pharma Corp., (Canada) (a)	24
3		MAP Pharmaceuticals, Inc. (a)	52
1		Optimer Pharmaceuticals, Inc. (a)	9
8		ViroPharma, Inc. (a)	125
9		Vivus, Inc. (a) (c)	59
3		XenoPort, Inc. (a)	20

			486
		Total Health Care	4,965
Industrials — 13.5%
		Aerospace & Defense — 1.0%
9		Cubic Corp.	371
7		GenCorp, Inc. (a) (c)	34

			405
		Air Freight & Logistics — 0.3%
2		Hub Group, Inc., Class A (a)	58
9		Pacer International, Inc. (a)	57

			115
		Airlines — 0.9%
29		Hawaiian Holdings, Inc. (a)	176
7		UAL Corp. (a)	158

			334
		Building Products — 0.7%
11		Gibraltar Industries, Inc. (a)	96
9		Insteel Industries, Inc.	85
6		Quanex Building Products Corp.	107

			288
		Commercial Services & Supplies — 2.7%
22		ACCO Brands Corp. (a) (c)	127
11		American Reprographics Co. (a)	89
3		ATC Technology Corp. (a)	64
5		Consolidated Graphics, Inc. (a)	187
8		Deluxe Corp.	145
3		G&K Services, Inc., Class A	59
19		Knoll, Inc. (c)	292
4		Metalico, Inc. (a) (c)	16
2		Standard Parking Corp. (a)	32
10		Standard Register Co. (The) (c)	28
2		Steelcase, Inc., Class A	18

			1,057
		Construction & Engineering — 1.1%
6		Dycom Industries, Inc. (a)	57
15		EMCOR Group, Inc. (a)	359

			416
		Electrical Equipment — 0.4%
3		Acuity Brands, Inc. (c)	142

		Industrial Conglomerates — 0.6%
5		Standex International Corp.	114
6		Tredegar Corp.	119

			233
		Machinery — 2.8%
2		Cascade Corp.	57
2		Douglas Dynamics, Inc.	30
7		Mueller Industries, Inc.	178
–	(h)	NACCO Industries, Inc., Class A	26
7		Nordson Corp. (c)	538
7		Sauer-Danfoss, Inc. (a)	155
6		Trimas Corp. (a)	89

			1,073
		Marine — 0.4%
37		Horizon Lines, Inc., Class A (c)	155

		Professional Services — 0.5%
30		SFN Group, Inc. (a)	182

		Road & Rail — 0.3%
2		Celadon Group, Inc. (a)	26
3		Con-way, Inc.	81
1		Heartland Express, Inc.	13

			120
		Trading Companies & Distributors — 1.8%
7		Aircastle Ltd.	57
5		Applied Industrial Technologies, Inc.	144
5		TAL International Group, Inc.	126
10		WESCO International, Inc. (a) (c)	389

			716
		Total Industrials	5,236
Information Technology — 17.9%
		Communications Equipment — 2.5%
5		Arris Group, Inc. (a)	46
6		Aviat Networks, Inc. (a)	24
6		Black Box Corp.	192
8		Emulex Corp. (a)	78
9		InterDigital, Inc. (a) (c)	267
3		Meru Networks, Inc. (a) (c)	48
12		Oplink Communications, Inc. (a)	240
3		Plantronics, Inc.	85

			980
		Computers & Peripherals — 0.5%
4		Electronics for Imaging, Inc. (a)	45
10		Imation Corp. (a)	91
6		Novatel Wireless, Inc. (a)	45
14		Quantum Corp. (a) (c)	30

			211
		Electronic Equipment, Instruments & Components — 3.5%
2		Anixter International, Inc. (a) (c)	81
27		Brightpoint, Inc. (a)	190
14		Checkpoint Systems, Inc. (a)	283
8		Coherent, Inc. (a)	328
3		CTS Corp.	29
2		Electro Rent Corp.	25
18		Methode Electronics, Inc.	166
3		Newport Corp. (a)	34
3		OSI Systems, Inc. (a)	94
7		Power-One, Inc. (a) (c)	62
2		RadiSys Corp. (a) (c)	20
6		Technitrol, Inc. (c)	27

			1,339
		Internet Software & Services — 0.4%
2		Ancestry.com, Inc. (a)	41
4		IntraLinks Holdings, Inc. (a)	62
1		Perficient, Inc. (a)	13
5		Saba Software, Inc. (a) (c)	25

			141
		IT Services — 2.0%
8		Acxiom Corp. (a)	122
8		CIBER, Inc. (a)	24
3		CSG Systems International, Inc. (a)	58
5		Global Cash Access Holdings, Inc. (a)	19
3		Heartland Payment Systems, Inc.	40
3		Unisys Corp. (a)	78
14		VeriFone Systems, Inc. (a)	432

			773
		Semiconductors & Semiconductor Equipment — 3.8%
3		Advanced Energy Industries, Inc. (a)	34
7		Amkor Technology, Inc. (a) (c)	44
4		Applied Micro Circuits Corp. (a) (c)	36
26		Cirrus Logic, Inc. (a)	467
3		Cymer, Inc. (a)	107
3		DSP Group, Inc. (a)	19
7		GSI Technology, Inc. (a)	40
5		Integrated Device Technology, Inc. (a)	27
9		Lattice Semiconductor Corp. (a)	42
48		LSI Corp. (a)	217
1		MaxLinear, Inc., Class A (a)	8
19		Micrel, Inc. (c)	183
1		Novellus Systems, Inc. (a) (c)	27
6		Photronics, Inc. (a) (c)	32
17		RF Micro Devices, Inc. (a) (c)	105
3		Rudolph Technologies, Inc. (a)	25
3		Semtech Corp. (a) (c)	59
–	(h)	Veeco Instruments, Inc. (a) (c)	14

			1,486
		Software — 5.2%
26		Aspen Technology, Inc. (a)	267
6		BroadSoft, Inc. (a)	52
12		EPIQ Systems, Inc.	145
3		Fair Isaac Corp. (c)	64
3		JDA Software Group, Inc. (a)	64
17		Manhattan Associates, Inc. (a)	505
3		MicroStrategy, Inc., Class A (a)	277
28		Monotype Imaging Holdings, Inc. (a)	252
1		QLIK Technologies, Inc. (a)	29
2		Quest Software, Inc. (a)	39
1		RealD, Inc. (a)	17
2		SciQuest, Inc. (a)	28
5		TIBCO Software, Inc. (a)	82
11		Websense, Inc. (a)	190

			2,011
		Total Information Technology	6,941
Materials — 5.4%
		Chemicals — 2.6%
2		Innophos Holdings, Inc.	79
8		Minerals Technologies, Inc.	471
19		PolyOne Corp. (a)	235
26		Spartech Corp. (a)	215

			1,000
		Containers & Packaging — 0.7%
2		Boise, Inc. (a)	11
–	(h)	Graham Packaging Co., Inc. (a)	4
4		Myers Industries, Inc.	38
5		Rock-Tenn Co., Class A	229

			282
		Metals & Mining — 1.2%
4		Haynes International, Inc.	143
4		Hecla Mining Co. (a) (c)	28
3		Metals USA Holdings Corp. (a)	34
17		Worthington Industries, Inc. (c)	258

			463
		Paper & Forest Products — 0.9%
8		Buckeye Technologies, Inc.	119
1		Clearwater Paper Corp. (a)	61
1		Domtar Corp., (Canada)	71
5		Neenah Paper, Inc.	79

			330
		Total Materials	2,075
Telecommunication Services — 1.4%
		Diversified Telecommunication Services — 1.0%
14		Consolidated Communications Holdings, Inc.	260
10		Global Crossing Ltd., (Bermuda) (a) (c)	126

			386
		Wireless Telecommunication Services — 0.4%
11		USA Mobility, Inc.	170

		Total Telecommunication Services	556
Utilities — 3.3%
		Electric Utilities — 0.8%
7		El Paso Electric Co. (a) (c)	159
4		Portland General Electric Co.	75
3		UniSource Energy Corp.	87

			321
		Gas Utilities — 1.4%
2		Laclede Group, Inc. (The)	62
3		New Jersey Resources Corp.	102
4		Nicor, Inc.	197
4		Piedmont Natural Gas Co., Inc. (c)	101
2		Southwest Gas Corp.	81

			543
		Multi-Utilities — 1.1%
14		NorthWestern Corp.	399

		Total Utilities	1,263
		Total Common Stocks (Cost $33,539)	38,187
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
110		U.S. Treasury Note, 1.250%, 11/30/10 (k) (Cost $110)	111
Short-Term Investments — 1.4%
		Investment Companies — 1.4%
550		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $550)	550
Investment of Cash Collateral for Securities on Loan — 24.5%
		Investment Company — 24.5%
9,475		JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $9,475)	9,475

		Total Investments — 124.8% (Cost $43,674)	48,323
		Liabilities in Excess of Other Assets — (24.8)%	(9,602)
		NET ASSETS — 100.0%	$38,721

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	E-mini Russell 2000	12/17/10	$540	$34

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker ascollateral for futures or with brokers as initial margin forfutures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,509
Aggregate gross unrealized depreciation	(2,860)
Net unrealized appreciation/depreciation	$4,649
Federal income tax cost of investments	$43,674

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$48,212	$111	$–	$48,323
Appreciation in Other Financial Instruments
Futures Contracts	$34	$–	$–	$34

There were no significant transfers into and out of Levels 1 and 2 during the three months ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 93.3%
Consumer Discretionary — 13.4%
		Distributors — 1.2%
148		Genuine Parts Co.	6,604

		Hotels, Restaurants & Leisure — 0.4%
221		Monarch Casino & Resort, Inc. (a)	2,482

		Household Durables — 1.0%
117		Fortune Brands, Inc.	5,750

		Internet & Catalog Retail — 0.5%
100		Expedia, Inc.	2,818

		Media — 3.4%
235		AH Belo Corp., Class A (a)	1,658
269		Belo Corp., Class A (a)	1,670
82		Cablevision Systems Corp., Class A	2,148
198		Clear Channel Outdoor Holdings, Inc., Class A (a)	2,268
237		Entercom Communications Corp., Class A (a)	1,861
425		Gannett Co., Inc.	5,196
311		LIN TV Corp., Class A (a)	1,381
7		Washington Post Co. (The), Class B	2,756

			18,938
		Multiline Retail — 1.4%
107		Sears Holdings Corp. (a)	7,726

		Specialty Retail — 5.5%
25		AutoZone, Inc. (a)	5,608
113		Bed Bath & Beyond, Inc. (a)	4,906
608		Gap, Inc. (The)	11,328
160		Home Depot, Inc.	5,078
82		TJX Cos., Inc.	3,664

			30,584
		Total Consumer Discretionary	74,902
Consumer Staples — 5.6%
		Beverages — 0.8%
67		Diageo plc, (United Kingdom), ADR	4,631

		Food & Staples Retailing — 2.4%
206		Walgreen Co.	6,897
124		Wal-Mart Stores, Inc.	6,642

			13,539
		Food Products — 1.7%
158		JM Smucker Co. (The)	9,533

		Tobacco — 0.7%
151		Altria Group, Inc.	3,637

		Total Consumer Staples	31,340
Energy — 13.6%
		Energy Equipment & Services — 0.8%
67		RPC, Inc.	1,424
34		SEACOR Holdings, Inc. (a)	2,895

			4,319
		Oil, Gas & Consumable Fuels — 12.8%
274		Devon Energy Corp.	17,726
311		El Paso Corp.	3,854
155		Energy Transfer Equity LP	5,765
78		Enterprise GP Holdings LP	4,598
220		Exxon Mobil Corp.	13,618
50		Kinder Morgan Management LLC (a)	3,041
169		NuStar GP Holdings LLC	5,726
387		Teekay Corp., (Canada)	10,344
358		Williams Cos., Inc. (The)	6,838

			71,510
		Total Energy	75,829
Financials — 32.4%
		Capital Markets — 2.5%
71		Ameriprise Financial, Inc.	3,351
394		Charles Schwab Corp. (The)	5,477
174		W.P. Carey & Co. LLC	5,040

			13,868
		Commercial Banks — 5.8%
30		M&T Bank Corp.	2,421
122		SunTrust Banks, Inc.	3,141
254		U.S. Bancorp	5,483
381		United Community Banks, Inc. (a)	853
768		Wells Fargo & Co.	19,287
127		Wilmington Trust Corp.	1,139

			32,324
		Consumer Finance — 1.1%
150		Capital One Financial Corp.	5,940

		Diversified Financial Services — 2.0%
414		Bank of America Corp.	5,433
1,499		Citigroup, Inc. (a)	5,846

			11,279
		Insurance — 14.3%
92		AON Corp.	3,606
69		Assurant, Inc.	2,788
–	(h)	Berkshire Hathaway, Inc., Class A (a)	4,731
189		Cincinnati Financial Corp.	5,459
180		Genworth Financial, Inc., Class A (a)	2,198
569		Loews Corp.	21,558
173		MetLife, Inc.	6,667
467		Old Republic International Corp.	6,472
162		OneBeacon Insurance Group Ltd., Class A	2,310
113		ProAssurance Corp. (a)	6,502
141		Symetra Financial Corp.	1,478
156		Transatlantic Holdings, Inc.	7,938
249		W.R. Berkley Corp.	6,751
75		XL Group plc, (Bermuda)	1,627

			80,085
		Real Estate Investment Trusts (REITs) — 4.7%
192		Agree Realty Corp.	4,856
273		Annaly Capital Management, Inc.	4,801
426		Cousins Properties, Inc.	3,038
227		Excel Trust, Inc.	2,558
155		Getty Realty Corp.	4,148
85		National Health Investors, Inc.	3,756
83		Regency Centers Corp.	3,284

			26,441
		Real Estate Management & Development — 1.3%
229		Brookfield Asset Management, Inc., (Canada), Class A	6,505
70		Brookfield Properties Corp.	1,093

			7,598
		Thrifts & Mortgage Finance — 0.7%
300		People's United Financial, Inc.	3,920

		Total Financials	181,455
Health Care — 11.0%
		Health Care Equipment & Supplies — 1.5%
112		Becton, Dickinson & Co.	8,314

		Health Care Providers & Services — 4.3%
262		AmerisourceBergen Corp.	8,036
69		Humana, Inc. (a)	3,442
221		Lincare Holdings, Inc.	5,549
191		National Healthcare Corp.	7,066

			24,093
		Pharmaceuticals — 5.2%
175		Bristol-Myers Squibb Co.	4,742
134		Johnson & Johnson	8,284
292		Merck & Co., Inc.	10,763
306		Pfizer, Inc.	5,245

			29,034
		Total Health Care	61,441
Industrials — 2.1%
		Electrical Equipment — 0.7%
104		Baldor Electric Co.	4,185

		Industrial Conglomerates — 1.0%
187		Carlisle Cos., Inc.	5,613

		Trading Companies & Distributors — 0.4%
73		GATX Corp.	2,143

		Total Industrials	11,941
Information Technology — 3.2%
		Communications Equipment — 0.7%
82		QUALCOMM, Inc.	3,713

		Electronic Equipment, Instruments & Components — 0.8%
149		Tyco Electronics Ltd., (Switzerland)	4,345

		Software — 1.7%
283		Microsoft Corp.	6,923
117		Synopsys, Inc. (a)	2,891

			9,814
		Total Information Technology	17,872
Materials — 1.9%
		Chemicals — 1.0%
125		Albemarle Corp.	5,851

		Construction Materials — 0.3%
18		Martin Marietta Materials, Inc.	1,409

		Containers & Packaging — 0.6%
71		Rock-Tenn Co., Class A	3,526

		Total Materials	10,786
Telecommunication Services — 4.4%
		Diversified Telecommunication Services — 2.9%
42		Alaska Communications Systems Group, Inc.	430
458		AT&T, Inc.	13,085
72		CenturyLink, Inc.	2,837

			16,352
		Wireless Telecommunication Services — 1.5%
194		Telephone & Data Systems, Inc.	5,501
110		Vodafone Group plc, (United Kingdom), ADR	2,737

			8,238
		Total Telecommunication Services	24,590
Utilities — 5.7%
		Electric Utilities — 2.0%
123		American Electric Power Co., Inc.	4,442
177		Southern Co.	6,595

			11,037
		Gas Utilities — 2.3%
84		Energen Corp.	3,836
201		Oneok, Inc.	9,057

			12,893
		Multi-Utilities — 1.4%
121		PG&E Corp.	5,496
47		Sempra Energy	2,545

			8,041
		Total Utilities	31,971
		Total Common Stocks (Cost $449,638)	522,127
Investment Company — 1.4%
478		Cohen & Steers Infrastructure Fund, Inc. (Cost $7,232)	7,611

Short-Term Investment — 5.2%
		Investment Company — 5.2%
29,105		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $29,105)	29,105
		Total Investments — 99.9% (Cost $485,975)	558,843
		Other Assets in Excess of Liabilities — 0.1%	513
		NET ASSETS — 100.0%	$559,356

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)		Amount rounds to less than one thousand (shares or dollars).
(l)		The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$81,982
Aggregate gross unrealized depreciation	(9,114)
Net unrealized appreciation/depreciation	$72,868
Federal income tax cost of investments	$485,975

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$554,212	$4,631	$–	$558,843

There are no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of an ADR. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Value Discovery Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 92.7%
Consumer Discretionary — 10.1%
	Auto Components — 1.5%
1,170	Johnson Controls, Inc.	35,685

	Diversified Consumer Services — 0.2%
110	Apollo Group, Inc., Class A (a)	5,648

	Household Durables — 0.3%
430	Lennar Corp., Class A	6,613

	Media — 5.3%
1,525	Comcast Corp., Class A	25,940
590	Gannett Co., Inc.	7,216
880	News Corp., Class A	11,493
290	Time Warner Cable, Inc.	15,657
890	Time Warner, Inc.	27,279
1,230	Walt Disney Co. (The)	40,725

		128,310
	Specialty Retail — 2.8%
1,367	Home Depot, Inc.	43,307
1,100	Staples, Inc.	23,012

		66,319
	Total Consumer Discretionary	242,575
Consumer Staples — 9.7%
	Beverages — 1.1%
460	Coca-Cola Co. (The)	26,919

	Food & Staples Retailing — 3.6%
1,120	CVS Caremark Corp.	35,246
420	Sysco Corp.	11,978
730	Wal-Mart Stores, Inc.	39,070

		86,294
	Food Products — 1.8%
460	General Mills, Inc.	16,809
410	JM Smucker Co. (The)	24,817

		41,626
	Household Products — 1.9%
390	Kimberly-Clark Corp.	25,370
330	Procter & Gamble Co. (The)	19,790

		45,160
	Tobacco — 1.3%
560	Philip Morris International, Inc.	31,371

	Total Consumer Staples	231,370
Energy — 10.9%
	Oil, Gas & Consumable Fuels — 10.9%
240	Anadarko Petroleum Corp.	13,692
450	Apache Corp.	43,992
1,090	Chevron Corp.	88,344
590	ConocoPhillips	33,884
2,271	El Paso Corp.	28,115
230	EOG Resources, Inc.	21,383
390	Occidental Petroleum Corp.	30,537

	Total Energy	259,947
Financials — 18.6%
	Capital Markets — 5.3%
250	Ameriprise Financial, Inc.	11,833
1,140	Bank of New York Mellon Corp. (The)	29,788
220	Goldman Sachs Group, Inc. (The)	31,808
780	Morgan Stanley	19,250
540	State Street Corp.	20,336
840	TD AMERITRADE Holding Corp. (a)	13,566

		126,581
	Commercial Banks — 5.2%
750	BB&T Corp.	18,060
426	PNC Financial Services Group, Inc.	22,114
1,420	U.S. Bancorp	30,700
2,120	Wells Fargo & Co.	53,276

		124,150
	Consumer Finance — 0.9%
539	American Express Co. (m)	22,654

	Diversified Financial Services — 3.7%
5,460	Bank of America Corp.	71,581
1,850	Citigroup, Inc. (a)	7,215
40	CME Group, Inc.	10,418

		89,214
	Insurance — 3.5%
280	Aflac, Inc. (m)	14,479
550	MetLife, Inc.	21,147
420	Prudential Financial, Inc.	22,756
160	RenaissanceRe Holdings Ltd., (Bermuda)	9,593
700	XL Group plc, (Bermuda)	15,162

		83,137
	Total Financials	445,736
Health Care — 10.4%
	Biotechnology — 1.5%
120	Biogen Idec, Inc. (a)	6,735
520	Celgene Corp. (a)	29,957

		36,692
	Health Care Equipment & Supplies — 0.5%
320	Covidien plc, (Ireland)	12,861

	Health Care Providers & Services — 1.8%
420	Aetna, Inc. (m)	13,276
820	UnitedHealth Group, Inc.	28,790

		42,066
	Life Sciences Tools & Services — 1.2%
580	Thermo Fisher Scientific, Inc. (a)	27,770

	Pharmaceuticals — 5.4%
500	Abbott Laboratories (m)	26,120
1,861	Merck & Co., Inc.	68,504
1,990	Pfizer, Inc.	34,168

		128,792
	Total Health Care	248,181
Industrials — 12.1%
	Aerospace & Defense — 2.8%
630	Honeywell International, Inc.	27,682
560	United Technologies Corp.	39,889

		67,571
	Industrial Conglomerates — 2.1%
820	General Electric Co.	13,325
990	Textron, Inc.	20,354
430	Tyco International Ltd., (Switzerland)	15,794

		49,473
	Machinery — 4.3%
310	Deere & Co.	21,632
460	PACCAR, Inc.	22,149
360	Parker Hannifin Corp.	25,221
832	WABCO Holdings, Inc. (a)	34,894

		103,896
	Road & Rail — 2.9%
980	CSX Corp.	54,214
180	Union Pacific Corp.	14,724

		68,938
	Total Industrials	289,878
Information Technology — 9.6%
	Communications Equipment — 2.4%
1,200	Cisco Systems, Inc. (a)	26,280
720	QUALCOMM, Inc.	32,486

		58,766
	Computers & Peripherals — 1.8%
1,025	Hewlett-Packard Co.	43,122

	Electronic Equipment, Instruments & Components — 1.4%
1,150	Tyco Electronics Ltd., (Switzerland)	33,603

	Semiconductors & Semiconductor Equipment — 0.3%
610	Intersil Corp., Class A	7,131

	Software — 3.7%
2,542	Microsoft Corp.	62,254
970	Oracle Corp.	26,044

		88,298
	Total Information Technology	230,920
Materials — 3.8%
	Chemicals — 3.2%
210	Air Products & Chemicals, Inc. (m)	17,392
630	Celanese Corp., Class A	20,223
660	Dow Chemical Co. (The)	18,124
470	E.l. du Pont de Nemours & Co.	20,971

		76,710
	Metals & Mining — 0.6%
160	Freeport-McMoRan Copper & Gold, Inc.	13,663

	Total Materials	90,373
Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 2.5%
1,850	Verizon Communications, Inc.	60,291

	Wireless Telecommunication Services — 0.2%
1,020	Sprint Nextel Corp. (a)	4,723

	Total Telecommunication Services	65,014
Utilities — 4.8%
	Electric Utilities — 1.1%
480	NextEra Energy, Inc.	26,107

	Multi-Utilities — 3.1%
1,930	CMS Energy Corp.	34,779
590	Public Service Enterprise Group, Inc.	19,517
840	Xcel Energy, Inc.	19,295

		73,591
	Water Utilities — 0.6%
610	American Water Works Co., Inc.	14,195

	Total Utilities	113,893
	Total Common Stocks (Cost $1,982,959)	2,217,887
PRINCIPAL AMOUNT($)
Convertible Bonds — 0.9%
Consumer Discretionary — 0.7%
	Hotels, Restaurants & Leisure — 0.7%
17,000	Carnival Corp., (Panama), 2.000%, 04/15/21	17,319

Materials — 0.2%
	Construction Materials — 0.2%
5,000	Cemex S.A.B de C.V., (Mexico), 4.875%, 03/15/15 (e)	4,812

	Total Convertible Bonds (Cost $23,334)	22,131
NUMBER OF CONTRACTS
Options Purchased — 0.2%
	Call Options Purchased — 0.1%
3	American Express Co., Expiring 01/22/11 @ $45.00, American Style (a)	573
13	General Electric Co., Expiring 01/21/12 @ $17.50, American Style (a)	2,119
5	Lincoln National Corp., Expiring 01/22/11 @ $25.00, American Style (a)	950
4	Microsoft Corp., Expiring 01/22/11 @ $27.50, American Style (a)	160
3	Monsanto Co., Expiring 01/22/11 @ $80.00, American Style (a)	30
3	Wal-Mart Stores Inc., Expiring 01/22/11 @ $60.00, American Style (a)	39

		3,871
	Put Options Purchased — 0.1%
5	Wells Fargo & Co., Expiring 10/16/10 @ $28.00, American Style10/16/10 (a)	1,400

	Total Options Purchased (Cost $11,687)	5,271
SHARES
Preferred Stocks — 2.0%
Energy — 0.7%
	Oil, Gas & Consumable Fuels — 0.7%
300	Apache Corp., Series D, 6.000%, 08/01/13 (a)	17,400
Financials — 1.3%
	Diversified Financial Services — 1.3%
260	Citigroup, Inc., 7.500%, 12/15/12	30,813
	Total Preferred Stocks (Cost $41,428)	48,213
Short-Term Investment — 6.2%
	Investment Company — 6.2%
148,247	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $148,247)	148,247
	Total Investments — 102.0% (Cost $2,207,655)	2,441,749
	Liabilities in Excess of Other Assets — (2.0)%	(48,103)
	NET ASSETS — 100.0%	$2,393,646

Percentages indicated are based on net assets.

Call Options Written

	EXERCISE	EXPIRATION	NUMBER OF
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
Ameriprise Financial, Inc., American Style	$50.00	11/20/10	2	$(250)
Wells Fargo & Co., American Style	29.00	11/20/10	4	(96)
(Premiums received of $328.)				$(346)

Put Options Written

	EXERCISE	EXPIRATION	NUMBER OF
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
Apollo Group, Inc., American Style	$35.00	11/20/10	3	$(111)
Bank of New York Mellon Corp., American Style	12.50	01/22/11	5	(90)
CBS Corp., American Style	12.50	01/22/11	10	(500)
Gannett Co., American Style	12.00	10/16/10	10	(450)
General Electric Co., American Style	12.50	01/21/12	18	(1,926)

	EXERCISE	EXPIRATION	NUMBER OF
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
IGT Tech., American Style	$12.50	01/22/11	10	$(550)
J.C. Penney Co., Inc., American Style	20.00	11/20/10	6	(90)
Lincoln National Corp., American Style	22.50	01/22/11	5	(895)
Microsoft Corp., American Style	20.00	01/22/11	6	(192)
Prudential Financial, Inc., American Style	40.00	01/22/11	3	(549)
Prudential Financial, Inc., American Style	40.00	03/19/11	3	(498)
Wal-Mart Stores, Inc., American Style	35.00	01/22/11	3	(117)
Wells Fargo & Co., American Style	21.00	11/20/10	6	(2,952)
Monsanto Co., American Style	70.00	01/21/12	3	(7,500)
(Premiums received of $13,007.)				$(16,420)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$316,869
Aggregate gross unrealized depreciation	(82,775)
Net unrealized appreciation/depreciation	$234,094
Federal income tax cost of investments	$2,207,655

Value Discovery Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$2,371,405	$70,344	$–	$2,441,749
Liabilities
Call Options Written	(346)	–	–	(346)
Put Options Written	(16,420)	–	–	(16,420)
Total Liabilities	(16,766)	–	–	(16,766)

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of convertible bonds and preferred stocks. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

November 26, 2010

By:

/s/____________________________________

Joy C. Dowd

Treasurer and Principal Financial Officer

November 26, 2010